                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 9                         (File No. 333-131683) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10                                        (File No. 811-21852) [X]

RIVERSOURCE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on June 29, 2009 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post -Effective Amendment.

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
120/20 CONTRARIAN EQUITY FUND


PROSPECTUS JUNE 29, 2009


RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

Classes A, B, C, I and R5

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


YOU MAY QUALIFY FOR SALES CHARGE DISCOUNTS ON PURCHASES OF CLASS A SHARES. PLEASE NOTIFY YOUR FINANCIAL INTERMEDIARY IF YOU HAVE OTHER ACCOUNTS HOLDING SHARES OF FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS TO DETERMINE WHETHER YOU QUALIFY FOR A SALES CHARGE DISCOUNT. SEE "BUYING AND SELLING SHARES" FOR MORE INFORMATION.


 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    4p
Past Performance..................................    8p
Fees and Expenses.................................   12p
Other Investment Strategies and Risks.............   14p
Fund Management and Compensation..................   16p
FINANCIAL HIGHLIGHTS..............................   19P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.7
  Opening an Account..............................  S.16
Exchanging or Selling Shares......................  S.19
  Exchanges.......................................  S.22
  Selling Shares..................................  S.25
PRICING AND VALUING OF FUND SHARES................  S.26
DISTRIBUTIONS AND TAXES...........................  S.27
GENERAL INFORMATION...............................  S.30




RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.


RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.


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2P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions. Based on these factors, the Fund's long exposure may range between 80% and 120%, and the Fund's short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

When the Fund makes a short sale, the cash proceeds of the sale are pledged to the broker affecting the sale and held in a segregated account with the Fund's custodian in order to secure the Fund's obligation to cover the short position. However, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities. When the Fund does this it is required to pledge other liquid securities it owns in order to meet its obligations with the broker.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.


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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  3P

INVESTMENT PROCESS

The investment manager employs a "contrarian" investment process, selecting investments (long positions) by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the-parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:


  - effective management, as demonstrated by overall performance;



  - financial strength; and



  - underappreciated potential for improvement in industry and thematic trends.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security no longer meets the other standards described above.

The primary objective of the investment manager in selecting short positions is management of the potential additional risk introduced through the selection of the Fund's long positions. The Fund seeks to mitigate these potential additional risks through short sales of ETFs or through the use of derivative instruments. In evaluating whether to close out a short position, the investment manager considers changes in potential additional risks introduced by changes in the Fund's long positions, and gradual or unrelated changes in the market which may introduce new potential risks to the Fund. The Fund aims to maintain an overall market risk profile similar to the Russell 3000(R) Index.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


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4P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses could exceed those of other mutual funds that hold only long stock positions. There is no guarantee that the investment techniques and risk analyses employed by the investment manager will produce the desired results.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including hedging risk, correlation risk and liquidity risk.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Statement of Additional Information
(SAI) for more information on derivative instruments and related risks.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  5P

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SHORT SELLING RISK. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the Fund to realize a loss. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk.

In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.


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6P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

ETF RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  7P

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and mid-sized companies often involve greater risks than investments in larger, more established companies because small and mid-sized companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.


PAST PERFORMANCE



The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:



- how the Fund's performance has varied for the full calendar year shown on the bar chart; and



- how the Fund's average annual total returns compare to recognized indexes shown on the table.



Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.



Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.



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8P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R5 shares of the Fund. These returns are compared to the index shown for the same periods. For purposes of the performance calculation in the table we assumed:



- the maximum sales charge for Class A shares;



- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;



- no sales charge for Class I and Class R5 shares; and



- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.



AFTER-TAX RETURNS



After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.



The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  9P

                            CLASS A SHARE PERFORMANCE


                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                 -43.67%

                                                  2008





During the period shown in the bar chart, the highest return for a calendar quarter was -4.04% (quarter ended June 30, 2008) and the lowest return for a calendar quarter was -24.82% (quarter ended Dec. 31, 2008).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2009 was -3.38%.



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10P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                          SINCE
                                                        INCEPTION
                                                       (CLASSES A,
                                              1 YEAR  B, C, I & R5)
RiverSource 120/20 Contrarian Equity Fund:
  Class A
    Return before taxes                      -46.90%     -44.44%(a)
    Return after taxes on distributions      -46.90%     -44.47%(a)
    Return after taxes on distributions and
    sale of fund shares                      -30.48%     -37.42%(a)
  Class B
    Return before taxes                      -46.84%     -43.97%(a)
  Class C
    Return before taxes                      -44.60%     -42.03%(a)
  Class I
    Return before taxes                      -43.45%     -41.43%(a)
  Class R5
    Return before taxes                      -43.45%     -41.44%(a)
Russell 3000 Index (reflects no deduction
for fees, expenses or taxes)                 -37.31%     -34.67%(b)




(a) Inception date is Oct. 18, 2007.


(b) Measurement period started Oct. 18, 2007.



The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  11P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS I
                                     CLASS A  CLASS B  CLASS C  CLASS R5
Maximum sales charge (load)
imposed on purchases
(as a percentage of offering
price)                               5.75%(a)   None     None     None
Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price at
time of purchase)                     None(b)     5%       1%     None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                           CLASS A  CLASS B  CLASS C
Management fees(c)                          0.95%    0.95%    0.95%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%
Other expenses(d)                           0.59%    0.60%    0.59%
Total annual fund operating expenses        1.79%    2.55%    2.54%
Fee waiver/expense reimbursement            0.29%    0.29%    0.29%
Total annual (net) fund operating
expenses(e)                                 1.50%    2.26%    2.25%





                                           CLASS I  CLASS R5
Management fees(c)                          0.95%     0.95%
Distribution and/or service (12b-1) fees    0.00%     0.00%
Other expenses(d)                           0.46%     0.51%
Total annual fund operating expenses        1.41%     1.46%
Fee waiver/expense reimbursement            0.30%     0.30%
Total annual (net) fund operating
expenses(e)                                 1.11%     1.16%





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12P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."

(c) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the Russell 3000 Index. See "Fund Management and Compensation" for more information.



(d) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.26% for Class B, 2.25% for Class C, 1.11% for Class I and 1.16% for Class R5.





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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  13P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $719     $1,080    $1,464    $2,542
Class B                             $729(b)  $1,066(b) $1,530(b) $2,681(c)
Class C                             $328(b)  $  763    $1,325    $2,858
Class I                             $113     $  417    $  744    $1,670
Class R5                            $118     $  433    $  770    $1,726



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $719     $1,080    $1,464    $2,542
Class B                             $229     $  766    $1,330    $2,681(b)
Class C                             $228     $  763    $1,325    $2,858
Class I                             $113     $  417    $  744    $1,670
Class R5                            $118     $  433    $  770    $1,726



(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


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14P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.



Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.


Additional information regarding securities transactions can be found in the SAI.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  15P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



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16P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.95% of the Fund's average daily net assets. Beginning Nov. 1, 2009, the management fee will include an adjustment under the terms of a performance incentive adjustment arrangement under the Agreement. The adjustment will be computed by comparing the Fund's performance to the performance of the Russell 3000 Index. In certain circumstances, the Fund's Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.50% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's annual or semiannual report to shareholders.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  17P

Paul Stocking, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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18P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED APRIL 30, 2009 AND FOR THE PERIOD ENDED APRIL 30, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.



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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  19P

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.25       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .10          .04
Net gains (losses) (both realized and
 unrealized)                                         (5.93)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.83)       (2.55)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.42       $17.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $27          $36
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.79%        2.01%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.50%        1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .78%         .40%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (33.80%)     (12.87%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


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20P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.20       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         (5.90)       (2.58)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.90)       (2.61)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.30       $17.20
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.55%        2.76%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.25%        2.25%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .03%        (.25%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (34.30%)     (13.17%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  21P

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.19       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         (5.89)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.89)       (2.62)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.30       $17.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.54%        2.76%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.25%        2.25%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .03%        (.27%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (34.26%)     (13.21%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.


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22P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.28       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .14          .07
Net gains (losses) (both realized and
 unrealized)                                         (5.94)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.80)       (2.52)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.48       $17.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.41%        1.62%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.17%        1.20%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.08%         .81%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.57%)     (12.69%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS  23P

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.27       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .13          .07
Net gains (losses) (both realized and
 unrealized)                                         (5.93)       (2.60)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.80)       (2.53)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.47       $17.27
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.46%        1.65%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%        1.25%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.05%         .76%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.58%)     (12.75%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


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24P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 PROSPECTUS

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


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                                                                             S.1

S-6400-9

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------
Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.

--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.2

                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
--------------------------------------------------------------------------------------------------------------------------------
Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------




(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution

--------------------------------------------------------------------------------
                                                                             S.3
fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.


--------------------------------------------------------------------------------
S.4

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.


--------------------------------------------------------------------------------
                                                                             S.5

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.


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S.6

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




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                                                                             S.7

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and


--------------------------------------------------------------------------------
S.8

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.


--------------------------------------------------------------------------------
                                                                             S.9

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


--------------------------------------------------------------------------------
S.10

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
                                                                            S.11

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
S.12

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.


--------------------------------------------------------------------------------
                                                                            S.13

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.


--------------------------------------------------------------------------------
S.14

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.


--------------------------------------------------------------------------------
                                                                            S.15

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application

--------------------------------------------------------------------------------
S.16

BY MAIL (CONT.)    with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.17

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000


--------------------------------------------------------------------------------
S.18

 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


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                                                                            S.19

BY MAIL (CONT.)

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal
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S.20

BY MAIL (CONT.)

                   Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

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BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

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BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

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                                                                            S.21

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.


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S.22

FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.


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                                                                            S.23

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


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S.24

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the

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                                                                            S.25
same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-fund, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations

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S.26
and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


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                                                                            S.27

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.


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S.28

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.


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                                                                            S.29

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-fund, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.


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S.30

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


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                                                                            S.31

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.


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S.32

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.


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                                                                            S.33

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."


--------------------------------------------------------------------------------
S.34

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.


--------------------------------------------------------------------------------
                                                                            S.35

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
S.36

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.



Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.



RiverSource Family of Funds

734 Ameriprise Financial Center
Minneapolis, MN 55474

(800) 221-2450



RiverSource Family of Funds information available:
(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File # 811-21852

TICKER SYMBOL
Class A: RCEAX   Class B: --      Class C: RECCX
Class I: --      Class R5: RCERX




(RIVERSOURCE INVESTMENTS LOGO)                                S-6519-99 D (6/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
RECOVERY AND INFRASTRUCTURE FUND


PROSPECTUS JUNE 29, 2009


RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

Classes A, B, C, I, R2, R3, R4 and R5

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


YOU MAY QUALIFY FOR SALES CHARGE DISCOUNTS ON PURCHASES OF CLASS A SHARES. PLEASE NOTIFY YOUR FINANCIAL INTERMEDIARY IF YOU HAVE OTHER ACCOUNTS HOLDING SHARES OF FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS TO DETERMINE WHETHER YOU QUALIFY FOR A SALES CHARGE DISCOUNT. SEE "BUYING AND SELLING SHARES" FOR MORE INFORMATION.


 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    4p
Past Performance..................................    7p
Fees and Expenses.................................    8p
Other Investment Strategies and Risks.............   11p
Fund Management and Compensation..................   13p
FINANCIAL HIGHLIGHTS..............................   15P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.7
  Opening an Account..............................  S.16
Exchanging or Selling Shares......................  S.19
  Exchanges.......................................  S.22
  Selling Shares..................................  S.25
PRICING AND VALUING OF FUND SHARES................  S.26
DISTRIBUTIONS AND TAXES...........................  S.27
GENERAL INFORMATION...............................  S.30





RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.


RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.


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2P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager (RiverSource Investments, LLC) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund invests in companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  3P

In pursuit of the Fund's objective, the investment manager chooses equity investments by seeking to:

- Select companies that are undervalued, based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance; and

  - financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships (MLPs), real estate investment trusts (REITs), and exchange-traded funds (ETFs) and other investment companies.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are

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4P RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ETF RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

INFRASTRUCTURE-RELATED COMPANIES RISK. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.


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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  5P

There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

REAL ESTATE INVESTMENT TRUST (REIT) RISK. Because of the Fund's ability to invest in REITs, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those

--------------------------------------------------------------------------------
6P RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund's shares became available to the public on Feb. 19, 2009.


When available, the Fund intends to compare its performance to the performance of the S&P 500 Index, an unmanaged index of common stocks, that is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  7P

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's assets are higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be lower than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  CLASS I
                                                                 CLASS R2
                                                                 CLASS R3
                                                                 CLASS R4
                                      CLASS A  CLASS B  CLASS C  CLASS R5
Maximum sales charge (load) imposed
on purchases
(as a percentage of offering price)    5.75%(a)  None     None     None
Maximum deferred sales charge
(load) imposed on sales
(as a percentage of offering price
at time of purchase)                    None(b)    5%       1%     None




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8P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                           CLASS A  CLASS B  CLASS C
Management fees(c)                          0.65%    0.65%    0.65%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%
Other expenses(d)                           0.98%    0.99%    0.99%
Total annual fund operating expenses        1.88%    2.64%    2.64%
Fee waiver/expense reimbursement            0.49%    0.49%    0.49%
Total annual (net) fund operating
expenses(e)                                 1.39%    2.15%    2.15%





                               CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(c)              0.65%     0.65%     0.65%     0.65%     0.65%
Distribution and/or service
(12b-1) fees                    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(d)               0.82%     1.12%     1.12%     1.12%     0.87%
Total annual fund operating
expenses                        1.47%     2.27%     2.02%     1.77%     1.52%
Fee waiver/expense
reimbursement                   0.47%     0.47%     0.47%     0.47%     0.47%
Total annual (net) fund
operating expenses(e)           1.00%     1.80%     1.55%     1.30%     1.05%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."

(c) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the S&P 500 Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class
    R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.39% for Class A, 2.15%, for Class B, 2.15% for Class C, 1.00% for Class I, 1.80% for Class R2, 1.55% for Class R3, 1.30% for Class R4 and 1.05% for Class R5.



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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  9P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $708     $1,087    $1,491    $2,617
Class B                             $718(b)  $1,074(b) $1,557(b) $2,756(c)
Class C                             $318(b)  $  774    $1,357    $2,941
Class I                             $102     $  419    $  759    $1,722
Class R2                            $183     $  665    $1,173    $2,574
Class R3                            $158     $  589    $1,046    $2,316
Class R4                            $132     $  512    $  917    $2,050
Class R5                            $107     $  435    $  786    $1,778



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $708     $1,087    $1,491    $2,617
Class B                             $218     $  774    $1,357    $2,756(b)
Class C                             $218     $  774    $1,357    $2,941
Class I                             $102     $  419    $  759    $1,722
Class R2                            $183     $  665    $1,173    $2,574
Class R3                            $158     $  589    $1,046    $2,316
Class R4                            $132     $  512    $  917    $2,050
Class R5                            $107     $  435    $  786    $1,778



(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.



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10P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investments in derivatives, such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money

--------------------------------------------------------------------------------
            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS 11P market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights".



Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.


Additional information regarding securities transactions can be found in the SAI.


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12P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  13P

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal period was 0.65% of the Fund's average daily net assets. Beginning March 1, 2011, the management fee will include an adjustment under the terms of a performance incentive arrangement under the Agreement. The adjustment will be computed by comparing the Fund's performance to the performance of the S&P 500 Index. In certain circumstances, the Fund's Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's annual or semiannual report to shareholders.


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2009.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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14P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS



THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL PERIOD ENDED APRIL 30, 2009 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.



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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  15P

CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.60
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $51
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             1.82%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.39%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.19%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     28.83%(i)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Rounds to zero.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Total return does not reflect payment of a sales charge.


(i) Not annualized.



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16P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

CLASS B




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.02)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.58
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.60
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.58%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.15%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.97%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     28.60%(h)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(g) Total return does not reflect payment of a sales charge.


(h) Not annualized.



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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  17P

CLASS C




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.02)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.58
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.60
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.58%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.15%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.94%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     28.60%(h)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(g) Total return does not reflect payment of a sales charge.


(h) Not annualized.



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18P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

CLASS I




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.61
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.47%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                          .99%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .31%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.94%(g)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(g) Not annualized.



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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  19P

CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.01)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.59
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.27%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.79%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.48%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.71%(g)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(g) Not annualized.



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20P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.59
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             2.02%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.54%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.23%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.71%(h)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Rounds to zero.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Not annualized.



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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  21P

CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.60
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             1.76%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.29%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .06%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.82%(h)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Rounds to zero.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Not annualized.



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22P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.61
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.51%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.04%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .27%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.94%(g)
--------------------------------------------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(g) Not annualized.




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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 PROSPECTUS  23P

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


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S.1

                                                                        S-6400-9

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
----------------------------------------------------------------------------------------------------------------------------

Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
----------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
----------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
----------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
----------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
----------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
----------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
----------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
----------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
----------------------------------------------------------------------------------------------------------------------------



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                                                                             S.2

                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
----------------------------------------------------------------------------------------------------------------------------

Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
----------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution

--------------------------------------------------------------------------------
S.3
fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.


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                                                                             S.4

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.


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S.5

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.


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                                                                             S.6

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




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S.7

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and


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                                                                             S.8

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.


--------------------------------------------------------------------------------
S.9

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


--------------------------------------------------------------------------------
                                                                            S.10

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
S.11

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


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                                                                            S.12

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.


--------------------------------------------------------------------------------
S.13

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.


--------------------------------------------------------------------------------
                                                                            S.14

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.


--------------------------------------------------------------------------------
S.15

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application

--------------------------------------------------------------------------------
                                                                            S.16

BY MAIL (CONT.)    with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

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--------------------------------------------------------------------------------
S.17

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

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MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000


--------------------------------------------------------------------------------
                                                                            S.18

 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.19

BY MAIL (CONT.)

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal
 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.20

BY MAIL (CONT.)

                   Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.21

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.


--------------------------------------------------------------------------------
                                                                            S.22

FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.


--------------------------------------------------------------------------------
S.23

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


--------------------------------------------------------------------------------
                                                                            S.24

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the

--------------------------------------------------------------------------------
S.25
same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-fund, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations

--------------------------------------------------------------------------------
                                                                            S.26
and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


--------------------------------------------------------------------------------
S.27

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.


--------------------------------------------------------------------------------
                                                                            S.28

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.


--------------------------------------------------------------------------------
S.29

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-fund, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.


--------------------------------------------------------------------------------
                                                                            S.30

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


--------------------------------------------------------------------------------
S.31

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.


--------------------------------------------------------------------------------
                                                                            S.32

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.


--------------------------------------------------------------------------------
S.33

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."


--------------------------------------------------------------------------------
                                                                            S.34

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.


--------------------------------------------------------------------------------
S.35

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                                                                            S.36

Funds in the RiverSource Family of Funds - which include funds offered under the RiverSource, Threadneedle and Seligman Brands. -- can be purchased from authorized financial intermediaries.



Additional information about the fund and its investments is available in the fund's SAI and annual and semiannual reports to shareholders. In the fund's annual report you will find a disclosure of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.



RiverSource Family of Funds

734 Ameriprise Financial Center
Minneapolis, MN 55474

(800) 221-2450



RiverSource Family of Funds information available:


(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com




You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-21852

TICKER SYMBOL
Class A: RRIAX   Class B: RRIBX   Class C: RRICX   Class I: RRIIX
Class R2: RRIRX  Class R3: RRISX  Class R4: RRIYX  Class R5: RRIZX




(RIVERSOURCE INVESTMENTS LOGO)                                S-6529-99 C (6/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
RETIREMENT PLUS SERIES

PROSPECTUS JUNE 29, 2009





THIS PROSPECTUS DESCRIBES EIGHT
FUNDS, EACH OF WHICH INVESTS IN
OTHER RIVERSOURCE FUNDS. EACH FUND
SEEKS TO PROVIDE HIGH TOTAL RETURN
THROUGH A COMBINATION OF CURRENT
INCOME AND CAPITAL APPRECIATION,
CONSISTENT WITH ITS CURRENT ASSET
ALLOCATION.


RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund

Classes A, R2, R3, R4, R5 and Y

As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved these securities or
passed upon the adequacy of this
prospectus. Any representation
to the contrary is a criminal
offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial intermediary if you have other accounts holding shares of funds in the RiverSource Family of Funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUNDS................................................    3P
Objectives...............................................    3p
Principal Investment Strategies..........................    3p
Principal Risks..........................................    6p
Past Performance.........................................    8p
Fees and Expenses........................................   18p
Other Investment Strategies and Risks....................   28p
Fund Management and Compensation.........................   28p
FINANCIAL HIGHLIGHTS.....................................   30P
BUYING AND SELLING SHARES................................   S.1
Description of Share Classes.............................   S.1
  Investment Options -- Classes of Shares................   S.1
    Sales Charges........................................   S.4
    Opening an Account...................................   S.9
  Exchanging or Selling Shares...........................  S.11
    Exchanges............................................  S.13
    Selling Shares.......................................  S.15
PRICING AND VALUING OF FUND SHARES.......................  S.16
DISTRIBUTIONS AND TAXES..................................  S.16
GENERAL INFORMATION......................................  S.18
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND
  STRATEGIES.............................................   A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS....................   B.1




RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



--------------------------------------------------------------------------------
2P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

THE FUNDS

OBJECTIVES


THIS PROSPECTUS DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION. BECAUSE ANY INVESTMENT INVOLVES RISK, THERE IS NO ASSURANCE A FUND'S OBJECTIVE CAN BE ACHIEVED. ONLY SHAREHOLDERS CAN CHANGE THE FUND'S OBJECTIVE.


  RIVERSOURCE RETIREMENT PLUS 2010 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010

  RIVERSOURCE RETIREMENT PLUS 2015 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015

  RIVERSOURCE RETIREMENT PLUS 2020 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020

  RIVERSOURCE RETIREMENT PLUS 2025 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025

  RIVERSOURCE RETIREMENT PLUS 2030 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030

  RIVERSOURCE RETIREMENT PLUS 2035 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035

  RIVERSOURCE RETIREMENT PLUS 2040 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040

  RIVERSOURCE RETIREMENT PLUS 2045 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045

RiverSource Retirement Plus 2010 Fund (2010 Fund), RiverSource Retirement Plus 2015 Fund (2015 Fund), RiverSource Retirement Plus 2020 Fund (2020 Fund), RiverSource Retirement Plus 2025 Fund (2025 Fund), RiverSource Retirement Plus 2030 Fund (2030 Fund), RiverSource Retirement Plus 2035 Fund (2035 Fund), RiverSource Retirement Plus 2040 Fund (2040 Fund) and RiverSource Retirement Plus 2045 Fund (2045 Fund) are singularly and collectively, where the context requires, referred to as either the Fund, each Fund or the Funds. The RiverSource funds in which the Funds invest are referred to as the underlying funds. Investments referred to above are made through investments in underlying funds.

PRINCIPAL INVESTMENT STRATEGIES

The Funds are intended for investors who prefer to have asset allocation and fund selection decisions managed by professional money managers. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). Each Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year. For example, 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030. The Funds differ primarily due to their asset allocations among different types of underlying funds.

The investment manager follows a three-step investment process for each Fund: 1) Develop a neutral asset allocation; 2) Perform tactical asset class allocation; and 3) Select investment categories and invest in underlying funds.


--------------------------------------------------------------------------------
                        RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  3P

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of each Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for each Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

Each Fund's neutral asset allocation is based on a target date which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for each Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.

Table 1 shows the Glide Path, and illustrates how the allocation among various equity and fixed income asset classes changes over time.

       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"

(LINE CHART)

US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US MidSmall Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






Based on the investment manager's analysis of capital markets and other factors described above, the investment manager currently intends to invest in 11 different investment categories. The fixed income investment categories include:
U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.

The investment manager may choose to modify the Funds' neutral asset allocations, based on its analysis of changes in capital markets and/or longevity. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.

PERFORMING TACTICAL ASSET ALLOCATION

The investment manager uses proprietary, quantitative models to determine how each Fund's current allocations will differ from the neutral asset allocation. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models' recommendations. Typically, tactical asset allocation changes will be made monthly to refine each Fund's positioning.


--------------------------------------------------------------------------------
4P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

In making these tactical asset allocation changes, the investment manager will keep each Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2 below.

                       TABLE 2. ASSET CLASS RANGES BY FUND



                                                                ASSET CLASS
                                                      TARGET ALLOCATION RANGE - UNDER
                                                          NORMAL MARKET CONDITIONS
--------------------------------------------------------------------------------------
                                                                   FIXED INCOME, CASH
                                                                           AND
                                                                       ALTERNATIVE
                                                                       INVESTMENT
FUND                                                   EQUITY          STRATEGIES
2010 Fund                                              34-66%             34-66%
2015 Fund                                              44-76%             24-56%
2020 Fund                                              54-86%             14-46%
2025 Fund                                              64-95%              5-36%
2030 Fund                                              65-95%              5-35%
2035 Fund                                              65-95%              5-35%
2040 Fund                                              65-95%              5-35%
2045 Fund                                              65-95%              5-35%




CHOOSING INVESTMENT CATEGORIES AND INVESTING IN UNDERLYING FUNDS

After determining the current asset class allocation for each Fund, the investment manager then determines the amount each Fund will invest in eligible underlying funds. Table 3 below identifies the particular underlying fund currently considered to be representative of the investment category. Therefore, allocation to a specified investment category is currently anticipated to result in an allocated investment to the corresponding eligible underlying fund. A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds.


-----------------------------------------------------------------------------------------------------------------------------
                                         TABLE 3. INVESTMENT CATEGORY RANGES BY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             FUND
 ASSET CLASS                                                      Target Allocation Range -- Under Normal Market Conditions
 (Target Ranges                                                --------------------------------------------------------------
 set forth in     INVESTMENT                                     2010    2015    2020    2025    2030    2035    2040    2045
 Table 2)         CATEGORY        ELIGIBLE UNDERLYING FUND       FUND    FUND    FUND    FUND    FUND    FUND    FUND    FUND
-----------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME,    U.S.
                  Investment      RiverSource Diversified
                  Grade Bonds     Bond Fund                     0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 ------------------------------------------------------------------------------------------------------------
 CASH AND                         RiverSource Inflation
                  TIPS            Protected Securities Fund     0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 ------------------------------------------------------------------------------------------------------------
 ALTERNATIVE      International   RiverSource Global Bond
                  Bonds           Fund                          0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 ------------------------------------------------------------------------------------------------------------
 INVESTMENT       Emerging        RiverSource Emerging
                  Markets Bonds   Markets Bond Fund             0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 ------------------------------------------------------------------------------------------------------------
 STRATEGIES       U.S. High       RiverSource High Yield Bond
                  Yield Bonds     Fund                          0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 ------------------------------------------------------------------------------------------------------------
                  Cash            RiverSource Cash Management
                  Equivalents     Fund                          0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 ------------------------------------------------------------------------------------------------------------
                  Alternative
                  Investment      RiverSource Absolute Return
                  Strategies      Currency and Income Fund      0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
-----------------------------------------------------------------------------------------------------------------------------
 EQUITY           Emerging
                  Markets
                  Equities        RiverSource Disciplined
                                  International Equity Fund     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                 ------------------------------------------------------------------------------------------------------------
                  International
                  Developed       RiverSource Disciplined
                  Equities        International Equity Fund     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                 ------------------------------------------------------------------------------------------------------------
                  U.S. Mid and    RiverSource Disciplined
                  Small Cap       Small and Mid Cap Equity
                  Equities        Fund                          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                 ------------------------------------------------------------------------------------------------------------
                  U.S. Large      RiverSource Disciplined
                  Cap Equities    Equity Fund                   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                                 --------------------------------------------------------------------------------------------
                                  RiverSource Disciplined
                                  Large Cap Growth Fund         0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                                 --------------------------------------------------------------------------------------------
                                  RiverSource Disciplined
                                  Large Cap Value Fund          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
-----------------------------------------------------------------------------------------------------------------------------





The Board of Directors of each Fund has the authority to combine the Funds with other RiverSource funds without seeking shareholder vote. While not expected to do so prior to the target date, they may do so after that date based on factors such as the similarity of the Funds' holdings, the relative size of the Funds, the opportunity the Funds have to meet their investment objectives, and other factors.



--------------------------------------------------------------------------------
                        RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  5P

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objectives.

UNDERLYING FUND SELECTION RISK. The risk that the selected underlying funds' performance may be poor and may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.



QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Funds to achieve their objectives.

RETIREMENT GOAL RISK. The investor may have different needs than the model anticipates.

RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is expected to become more conservative over time, the risks set forth below are typically greater for funds with target retirement years further in the future. For example, if you invest in 2045 Fund, you will typically have somewhat greater exposure to the risks set forth below than if you invest in 2010 Fund. See Table 3 -- Investment Category Ranges by Fund for the investment categories of the underlying funds. A description of the more common risks to which the underlying funds are subject follows. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. Rating agencies assign credit ratings to certain debt securities to indicate their credit risk. The price of a debt security generally will fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Non-investment grade securities, commonly called "high-yield" or "junk", may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade securities. A default or expected default of a debt security could also make it difficult for the underlying fund to sell the debt security at a price approximating the value previously placed on it.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.


--------------------------------------------------------------------------------
6P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underling fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.




RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. Certain underlying funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, certain underlying funds may be more volatile than a more geographically diversified fund.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.


--------------------------------------------------------------------------------
                        RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  7P

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.


SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


PAST PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized indexes shown on the tables.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Funds have performed in the past (before and after taxes) does not indicate how the Funds will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, R2, Class R3, Class R4, Class R5 and Class Y shares of the Funds. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- no sales charge for Class R2, Class R3, Class R4, Class R5 and Class Y shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


--------------------------------------------------------------------------------
8P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

       2010 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +5.55%    -27.38%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +4.87% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -13.45% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -6.70%.




       2015 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +5.69%    -31.17%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +5.55% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -15.71% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -8.36%.



--------------------------------------------------------------------------------
                        RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  9P

       2020 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +6.03%    -34.25%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.20% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -17.28% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -9.80%.




       2025 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +5.73%    -35.76%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.39% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -18.19% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -10.74%.



--------------------------------------------------------------------------------
10P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

       2030 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +5.79%    -35.82%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.45% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -18.29% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -10.70%.




       2035 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +5.75%    -35.78%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.50% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -18.20% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -10.80%.



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  11P

       2040 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +5.78%    -35.68%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.47% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -18.17% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -10.67%.




       2045 FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                                         +5.61%    -35.80%

                                                                                          2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.47% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -18.40% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2009 was -10.73%.



--------------------------------------------------------------------------------
12P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)




                                                                              SINCE        SINCE
                                                                            INCEPTION    INCEPTION
                                                                           (CLASSES A  (CLASSES R2,
                                                                   1 YEAR     & Y)     R3, R4 & R5)
2010 FUND:
  Class A
     Return before taxes                                          -31.52%     -7.87%(a)      N/A
     Return after taxes on distributions                          -32.01%     -9.48%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -20.47%     -7.23%(a)      N/A
  Class R2
     Return before taxes                                          -27.48%       N/A       -12.02%(b)
  Class R3
     Return before taxes                                          -27.29%       N/A       -11.81%(b)
  Class R4
     Return before taxes                                          -27.11%       N/A       -11.58%(b)
  Class R5
     Return before taxes                                          -27.16%       N/A       -11.59%(b)
  Class Y
     Return before taxes                                          -27.18%     -5.57%(a)      N/A
  Russell(R) 3000 Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2010 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -20.30%     -2.58%(c)    -7.38%(d)
2015 FUND:
  Class A
     Return before taxes                                          -35.14%     -9.36%(a)      N/A
     Return after taxes on distributions                          -35.26%    -10.60%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -22.84%     -8.27%(a)      N/A
  Class R2
     Return before taxes                                          -31.19%       N/A       -14.18%(b)
  Class R3
     Return before taxes                                          -31.07%       N/A       -13.99%(b)
  Class R4
     Return before taxes                                          -30.85%       N/A       -13.75%(b)
  Class R5
     Return before taxes                                          -30.91%       N/A       -13.76%(b)
  Class Y
     Return before taxes                                          -31.02%     -7.10%(a)      N/A
  Russell 3000(R) Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2015 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -24.51%     -4.31%(c)    -9.76%(d)



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  13P

                                                                              SINCE        SINCE
                                                                            INCEPTION    INCEPTION
                                                                           (CLASSES A  (CLASSES R2,
                                                                   1 YEAR     & Y)     R3, R4 & R5)
2020 FUND:
  Class A
     Return before taxes                                          -38.06%    -10.67%(a)      N/A
     Return after taxes on distributions                          -38.40%    -12.05%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -24.74%     -9.36%(a)      N/A
  Class R2
     Return before taxes                                          -34.31%       N/A       -15.93%(b)
  Class R3
     Return before taxes                                          -34.19%       N/A       -15.75%(b)
  Class R4
     Return before taxes                                          -33.97%       N/A       -15.51%(b)
  Class R5
     Return before taxes                                          -34.03%       N/A       -15.52%(b)
  Class Y
     Return before taxes                                          -34.18%     -8.46%(a)      N/A
  Russell(R) 3000 Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2020 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -28.55%     -6.03%(c)   -12.11%(d)
2025 FUND:
  Class A
     Return before taxes                                          -39.46%    -11.59%(a)      N/A
     Return after taxes on distributions                          -39.46%    -12.66%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -25.65%     -9.96%(a)      N/A
  Class R2
     Return before taxes                                          -35.85%       N/A       -16.97%(b)
  Class R3
     Return before taxes                                          -35.66%       N/A       -16.74%(b)
  Class R4
     Return before taxes                                          -35.56%       N/A       -16.58%(b)
  Class R5
     Return before taxes                                          -35.56%       N/A       -16.55%(b)
  Class Y
     Return before taxes                                          -35.66%     -9.38%(a)      N/A
  Russell 3000(R) Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2025 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -31.35%     -7.39%(c)   -13.82%(d)



--------------------------------------------------------------------------------
14P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

                                                                              SINCE        SINCE
                                                                            INCEPTION    INCEPTION
                                                                           (CLASSES A  (CLASSES R2,
                                                                   1 YEAR     & Y)     R3, R4 & R5)
2030 FUND:
  Class A
     Return before taxes                                          -39.49%    -11.45%(a)      N/A
     Return after taxes on distributions                          -39.53%    -12.53%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -25.67%     -9.84%(a)      N/A
  Class R2
     Return before taxes                                          -35.92%       N/A       -16.98%(b)
  Class R3
     Return before taxes                                          -35.68%       N/A       -16.72%(b)
  Class R4
     Return before taxes                                          -35.58%       N/A       -16.55%(b)
  Class R5
     Return before taxes                                          -35.64%       N/A       -16.57%(b)
  Class Y
     Return before taxes                                          -35.68%     -9.23%(a)      N/A
  Russell(R) 3000 Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2030 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -31.35%     -7.39%(c)   -13.82%(d)
2035 FUND:
  Class A
     Return before taxes                                          -39.49%    -11.70%(a)      N/A
     Return after taxes on distributions                          -39.51%    -12.78%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -25.67%    -10.04%(a)      N/A
  Class R2
     Return before taxes                                          -35.93%       N/A       -17.00%(b)
  Class R3
     Return before taxes                                          -35.68%       N/A       -16.74%(b)
  Class R4
     Return before taxes                                          -35.56%       N/A       -16.56%(b)
  Class R5
     Return before taxes                                          -35.62%       N/A       -16.57%(b)
  Class Y
     Return before taxes                                          -35.75%     -9.51%(a)      N/A
  Russell 3000(R) Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2035 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -31.35%     -7.39%(c)   -13.82%(d)



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  15P

                                                                              SINCE        SINCE
                                                                            INCEPTION    INCEPTION
                                                                           (CLASSES A  (CLASSES R2,
                                                                   1 YEAR     & Y)     R3, R4 & R5)
2040 FUND:
  Class A
     Return before taxes                                          -39.38%    -11.46%(a)      N/A
     Return after taxes on distributions                          -39.88%    -12.92%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -25.60%    -10.00%(a)      N/A
  Class R2
     Return before taxes                                          -35.69%       N/A       -16.88%(b)
  Class R3
     Return before taxes                                          -35.57%       N/A       -16.70%(b)
  Class R4
     Return before taxes                                          -35.42%       N/A       -16.46%(b)
  Class R5
     Return before taxes                                          -35.48%       N/A       -16.47%(b)
  Class Y
     Return before taxes                                          -35.59%     -9.26%(a)      N/A
  Russell(R) 3000 Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2040 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -31.35%     -7.39%(c)   -13.82%(d)
2045 FUND:
  Class A
     Return before taxes                                          -39.50%    -11.62%(a)      N/A
     Return after taxes on distributions                          -39.74%    -12.85%(a)      N/A
     Return after taxes on distributions and sale of fund
     shares                                                       -25.68%    -10.07%(a)      N/A
  Class R2
     Return before taxes                                          -35.85%       N/A       -16.98%(b)
  Class R3
     Return before taxes                                          -35.74%       N/A       -16.80%(b)
  Class R4
     Return before taxes                                          -35.58%       N/A       -16.56%(b)
  Class R5
     Return before taxes                                          -35.64%       N/A       -16.57%(b)
  Class Y
     Return before taxes                                          -35.75%     -9.43%(a)      N/A
  Russell 3000(R) Index (reflects no deduction for fees,
  expenses or taxes)                                              -37.31%    -10.61%(c)   -18.26%(d)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                           +5.24%     +6.64%(c)    +5.68%(d)
  MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)                                                          -43.06%    -11.70%(c)   -19.00%(d)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
  deduction for fees, expenses or taxes)                           +1.80%     +3.76%(c)    +3.38%(d)
  Blended 2045 Composite Index (reflects no deduction for fees,
  expenses or taxes)                                              -31.35%     -7.39%(c)   -13.82%(d)



(a) Inception date is May 18, 2006.
(b) Inception date is Dec. 11, 2006.

(c) Measurement period started May 18, 2006.


(d) Measurement period started Dec. 11, 2006.



--------------------------------------------------------------------------------
16P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

The 2010 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2010 Composite Index.



The 2015 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2015 Composite Index.



The 2020 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2020 Composite Index.



The 2025 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2025 Composite Index.



The 2030 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2030 Composite Index.



The 2035 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2035 Composite Index.



The 2040 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2040 Composite Index.



The 2045 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2045 Composite Index.


The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.


The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index), an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.



Each Blended Composite Index is a hypothetical representation of the performance of each Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of each Fund's neutral asset allocation. The following indices are used when calculating each Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  17P

FEES AND EXPENSES

Fund investors pay various expenses. The tables below describe the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the direct expenses of the Fund, but you will also indirectly incur a proportionate share of the expenses of the underlying funds held by the Fund. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.


Annual fund operating expenses are based on expenses incurred during a Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of a Fund's average net assets during the period. The expense ratios have not been adjusted to reflect a Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, a Fund's assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, a Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, may be higher or lower than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


2010 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         0.64%       0.89%        0.50%         0.39%            0.64%             1.03%
Class R2      0.00%        0.50%         0.81%       1.31%        0.53%         0.78%            0.64%             1.42%
Class R3      0.00%        0.25%         0.80%       1.05%        0.52%         0.53%            0.64%             1.17%
Class R4      0.00%        0.00%         0.81%       0.81%        0.53%         0.28%            0.64%             0.92%
Class R5      0.00%        0.00%         0.56%       0.56%        0.53%         0.03%            0.64%             0.67%
Class Y       0.00%        0.00%         0.72%       0.72%        0.54%         0.18%            0.64%             0.82%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.66% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.05% for Class A, 1.44% for Class R2, 1.19% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.84% for Class Y.



--------------------------------------------------------------------------------
18P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

2015 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         0.42%       0.67%        0.28%         0.39%            0.66%             1.05%
Class R2      0.00%        0.50%         0.58%       1.08%        0.30%         0.78%            0.66%             1.44%
Class R3      0.00%        0.25%         0.59%       0.84%        0.31%         0.53%            0.66%             1.19%
Class R4      0.00%        0.00%         0.59%       0.59%        0.31%         0.28%            0.66%             0.94%
Class R5      0.00%        0.00%         0.34%       0.34%        0.31%         0.03%            0.66%             0.69%
Class Y       0.00%        0.00%         0.49%       0.49%        0.31%         0.18%            0.66%             0.84%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.68% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.07% for Class A, 1.46% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.86% for Class Y.



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  19P

2020 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         0.45%       0.70%        0.31%         0.39%            0.67%             1.06%
Class R2      0.00%        0.50%         0.53%       1.03%        0.25%         0.78%            0.67%             1.45%
Class R3      0.00%        0.25%         0.54%       0.79%        0.26%         0.53%            0.67%             1.20%
Class R4      0.00%        0.00%         0.54%       0.54%        0.26%         0.28%            0.67%             0.95%
Class R5      0.00%        0.00%         0.29%       0.29%        0.26%         0.03%            0.67%             0.70%
Class Y       0.00%        0.00%         0.47%       0.47%        0.29%         0.18%            0.67%             0.85%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.69% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.08% for Class A, 1.47% for Class R2, 1.22% for Class R3, 0.97% for Class R4, 0.72% for Class R5 and 0.87% for Class Y.



--------------------------------------------------------------------------------
20P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

2025 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         0.49%       0.74%        0.35%         0.39%            0.67%             1.06%
Class R2      0.00%        0.50%         0.41%       0.91%        0.13%         0.78%            0.67%             1.45%
Class R3      0.00%        0.25%         0.54%       0.79%        0.26%         0.53%            0.67%             1.20%
Class R4      0.00%        0.00%         0.54%       0.54%        0.26%         0.28%            0.67%             0.95%
Class R5      0.00%        0.00%         0.29%       0.29%        0.26%         0.03%            0.67%             0.70%
Class Y       0.00%        0.00%         0.45%       0.45%        0.27%         0.18%            0.67%             0.85%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.68% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.07% for Class A, 1.46% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.86% for Class Y.



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  21P

2030 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         0.44%       0.69%        0.30%         0.39%            0.67%             1.06%
Class R2      0.00%        0.50%         0.59%       1.09%        0.31%         0.78%            0.67%             1.45%
Class R3      0.00%        0.25%         0.58%       0.83%        0.30%         0.53%            0.67%             1.20%
Class R4      0.00%        0.00%         0.58%       0.58%        0.30%         0.28%            0.67%             0.95%
Class R5      0.00%        0.00%         0.33%       0.33%        0.30%         0.03%            0.67%             0.70%
Class Y       0.00%        0.00%         0.48%       0.48%        0.30%         0.18%            0.67%             0.85%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.68% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.07% for Class A, 1.46% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.86% for Class Y.



--------------------------------------------------------------------------------
22P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

2035 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         0.63%       0.88%        0.49%         0.39%            0.67%             1.06%
Class R2      0.00%        0.50%         0.66%       1.16%        0.38%         0.78%            0.67%             1.45%
Class R3      0.00%        0.25%         0.66%       0.91%        0.38%         0.53%            0.67%             1.20%
Class R4      0.00%        0.00%         0.65%       0.65%        0.37%         0.28%            0.67%             0.95%
Class R5      0.00%        0.00%         0.40%       0.40%        0.37%         0.03%            0.67%             0.70%
Class Y       0.00%        0.00%         0.58%       0.58%        0.40%         0.18%            0.67%             0.85%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.68% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.07% for Class A, 1.46% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.86% for Class Y.



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  23P

2040 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         0.98%       1.23%        0.84%         0.39%            0.67%             1.06%
Class R2      0.00%        0.50%         0.88%       1.38%        0.60%         0.78%            0.67%             1.45%
Class R3      0.00%        0.25%         0.89%       1.14%        0.61%         0.53%            0.67%             1.20%
Class R4      0.00%        0.00%         0.87%       0.87%        0.59%         0.28%            0.67%             0.95%
Class R5      0.00%        0.00%         0.62%       0.62%        0.59%         0.03%            0.67%             0.70%
Class Y       0.00%        0.00%         0.80%       0.80%        0.62%         0.18%            0.67%             0.85%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.68% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.07% for Class A, 1.46% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.86% for Class Y.



--------------------------------------------------------------------------------
24P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

2045 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                                (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                            (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                    5.75%(a)                                     None(b)
Class R2                                                    None                                        None
Class R3                                                    None                                        None
Class R4                                                    None                                        None
Class R5                                                    None                                        None
Class Y                                                     None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                   NET FUND AND
                                                    TOTAL                        NET        ACQUIRED FUND     ACQUIRED FUND
                       DISTRIBUTION              ANNUAL FUND  FEE WAIVER/      ANNUAL     (UNDERLYING FUND) (UNDERLYING FUND)
           MANAGEMENT AND/OR SERVICE    OTHER     OPERATING     EXPENSE    FUND OPERATING      FEES AND          FEES AND
              FEES     (12B-1) FEES  EXPENSES(C)   EXPENSES  REIMBURSEMENT   EXPENSES(D)   EXPENSES(E),(F)     EXPENSES(F)
Class A       0.00%        0.25%         1.16%       1.41%        1.02%         0.39%            0.67%             1.06%
Class R2      0.00%        0.50%         1.02%       1.52%        0.74%         0.78%            0.67%             1.45%
Class R3      0.00%        0.25%         1.02%       1.27%        0.74%         0.53%            0.67%             1.20%
Class R4      0.00%        0.00%         1.02%       1.02%        0.74%         0.28%            0.67%             0.95%
Class R5      0.00%        0.00%         0.77%       0.77%        0.74%         0.03%            0.67%             0.70%
Class Y       0.00%        0.00%         0.95%       0.95%        0.77%         0.18%            0.67%             0.85%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3, Class R4 and Class Y).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.68% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.07% for Class A, 1.46% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.86% for Class Y.



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  25P

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:


 2010 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $674      $985     $1,318    $2,259
Class A(b)                                                     $105      $435     $  788    $1,786
Class R2                                                       $145      $561     $1,004    $2,237
Class R3                                                       $119      $482     $  870    $1,960
Class R4                                                       $ 94      $407     $  743    $1,695
Class R5                                                       $ 68      $329     $  610    $1,413
Class Y                                                        $ 84      $378     $  694    $1,593





 2015 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $676      $946     $1,238    $2,066
Class A(b)                                                     $107      $394     $  703    $1,582
Class R2                                                       $147      $519     $  917    $2,032
Class R3                                                       $121      $444     $  790    $1,769
Class R4                                                       $ 96      $366     $  658    $1,489
Class R5                                                       $ 70      $288     $  523    $1,201
Class Y                                                        $ 85      $335     $  604    $1,375





 2020 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $677      $955     $1,255    $2,106
Class A(b)                                                     $108      $404     $  721    $1,625
Class R2                                                       $148      $512     $  901    $1,993
Class R3                                                       $122      $437     $  774    $1,729
Class R4                                                       $ 97      $359     $  641    $1,448
Class R5                                                       $ 72      $280     $  506    $1,159
Class Y                                                        $ 87      $334     $  601    $1,365





 2025 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $677      $963     $1,271    $2,145
Class A(b)                                                     $108      $412     $  739    $1,666
Class R2                                                       $148      $486     $  849    $1,872
Class R3                                                       $122      $437     $  774    $1,729
Class R4                                                       $ 97      $359     $  641    $1,448
Class R5                                                       $ 72      $280     $  506    $1,159
Class Y                                                        $ 87      $329     $  592    $1,344





 2030 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $677      $953     $1,251    $2,096
Class A(b)                                                     $108      $402     $  717    $1,614
Class R2                                                       $148      $524     $  926    $2,053
Class R3                                                       $122      $445     $  791    $1,770
Class R4                                                       $ 97      $367     $  659    $1,490
Class R5                                                       $ 72      $289     $  524    $1,202
Class Y                                                        $ 87      $336     $  605    $1,376





--------------------------------------------------------------------------------
26P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

 2035 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $677      $991     $1,329    $2,280
Class A(b)                                                     $108      $442     $  799    $1,809
Class R2                                                       $148      $539     $  956    $2,122
Class R3                                                       $122      $462     $  826    $1,852
Class R4                                                       $ 97      $382     $  689    $1,563
Class R5                                                       $ 72      $304     $  555    $1,277
Class Y                                                        $ 87      $357     $  649    $1,481





 2040 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $677     $1,061    $1,470    $2,610
Class A(b)                                                     $108     $  516    $  950    $2,159
Class R2                                                       $148     $  585    $1,049    $2,337
Class R3                                                       $122     $  510    $  924    $2,082
Class R4                                                       $ 97     $  429    $  785    $1,790
Class R5                                                       $ 72     $  351    $  652    $1,510
Class Y                                                        $ 87     $  404    $  745    $1,710





 2045 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $677     $1,097    $1,542    $2,776
Class A(b)                                                     $108     $  554    $1,026    $2,335
Class R2                                                       $148     $  614    $1,108    $2,471
Class R3                                                       $122     $  538    $  980    $2,210
Class R4                                                       $ 97     $  461    $  849    $1,942
Class R5                                                       $ 72     $  383    $  718    $1,666
Class Y                                                        $ 87     $  436    $  810    $1,863



(a) Includes a 5.75% sales charge.
(b) Sales charge waived.


--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  27P

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds of Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.


Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI, its annual and semiannual reports as well as Appendix A and Appendix B.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in the cash equivalents asset class or government securities and short term paper than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. Although not currently expected to do so, to the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services, and the brokerage commissions do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its


--------------------------------------------------------------------------------
28P RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Manager of Managers Exemption. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Under the Investment Management Services Agreement (Agreement), the Fund does not pay a management fee, but it does pay taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments as a portfolio manager in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Colin J. Lundgren, CFA, Senior Portfolio Manager

- Managed the Fund since 2006.

- Vice President, Institutional Fixed Income.

- Joined RiverSource Investments in 1986.

- Began investment career in 1989.

- BA, Lake Forest College.



The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.


--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  29P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN EACH FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER APRIL 30, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH EACH FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE APRIL 30, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.



RiverSource Retirement Plus 2010 Fund



CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.51          $10.91           $9.64
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .22(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.55)           1.44
------------------------------------------------------------------------
Total from investment
 operations                        (2.42)           (.33)           1.64
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.17)           (.33)           (.32)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.17)          (1.07)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.51          $10.91
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $3              $4              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .89%            .84%           1.37%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .37%            .48%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.59%           2.20%           2.04%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return(i)                  (25.49%)         (3.29%)         17.27%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Total return does not reflect payment of a sales charge.


(j) Not annualized.




CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .22(c)          .18
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.56)            .39
------------------------------------------------------------------------
Total from investment
 operations                        (2.44)           (.34)            .57
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.30)           (.30)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.04)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.31%           1.18%           1.64%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .58%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.32%           2.09%           3.06%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.70%)         (3.35%)          5.55%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
30P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .24(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.55)            .39
------------------------------------------------------------------------
Total from investment
 operations                        (2.42)           (.31)            .58
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.33)           (.31)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.07)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.05%            .93%           1.36%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .33%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.57%           2.34%           3.31%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.50%)         (3.11%)          5.62%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .27(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (2.61)           (.56)            .38
------------------------------------------------------------------------
Total from investment
 operations                        (2.39)           (.29)            .59
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.20)           (.35)           (.32)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.20)          (1.09)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .81%            .68%           1.13%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .08%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.82%           2.59%           3.56%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.21%)         (2.86%)          5.70%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  31P

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .27(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (2.61)           (.56)            .38
------------------------------------------------------------------------
Total from investment
 operations                        (2.39)           (.29)            .60
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.20)           (.35)           (.33)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.20)          (1.09)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .56%            .42%            .89%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.87%           2.59%           3.81%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.21%)         (2.87%)          5.77%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.91           $9.64
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .23(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (2.63)           (.54)           1.43
------------------------------------------------------------------------
Total from investment
 operations                        (2.41)           (.31)           1.66
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.34)           (.34)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.08)           (.39)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.91
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5             $12             $17
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .72%            .58%           1.08%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .21%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.72%           2.21%           2.45%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.35%)         (3.11%)         17.49%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.





--------------------------------------------------------------------------------
32P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

RiverSource Retirement Plus 2015 Fund



CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.71          $11.03           $9.60
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .18(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.59)           1.57
------------------------------------------------------------------------
Total from investment
 operations                        (2.88)           (.41)           1.78
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.29)           (.30)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.91)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.79           $9.71          $11.03
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5              $6              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .67%            .63%           1.69%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .38%            .45%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.76%           1.85%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return(i)                  (29.67%)         (3.93%)         18.79%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.


(i) Total return does not reflect payment of a sales charge.


(j) Not annualized.



CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.72          $11.02          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .18(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.90)           (.43)            .63
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.25)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.87)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.72          $11.02
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.08%           1.04%           1.34%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .58%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.07%           1.67%           2.57%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.80%)         (4.14%)          6.05%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  33P

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.03          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .20(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.60)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.88)           (.40)            .64
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.28)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.90)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.73          $11.03
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .84%            .80%           1.07%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .33%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.32%           1.93%           2.81%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.65%)         (3.89%)          6.15%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.


(i) Not annualized.



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.04          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .23(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.07)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.38)            .65
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.07)           (.30)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.07)           (.92)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.74          $11.04
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .59%            .54%            .83%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .08%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.57%           2.19%           3.06%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.49%)         (3.63%)          6.26%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
34P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.05          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .23(c)          .24
Net gains (losses) (both
 realized and
 unrealized)                       (3.07)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.38)            .66
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.06)           (.31)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.06)           (.93)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.81           $9.74          $11.05
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .34%            .29%            .59%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.62%           2.18%           3.31%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.45%)         (3.66%)          6.36%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.


(i) Not annualized.



CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.05           $9.60
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.59)           1.58
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.40)           1.81
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.30)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.92)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.81           $9.73          $11.05
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $13             $23             $24
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .49%            .45%           1.01%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .21%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.44%           1.80%           2.01%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.53%)         (3.86%)         19.08%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.


(i) Not annualized.





--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  35P

RiverSource Retirement Plus 2020 Fund



CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.61          $11.07           $9.57
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .14(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.35)           (.61)           1.67
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.47)           1.87
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.26)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.99)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.33           $9.61          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $4              $3              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .70%            .57%           1.04%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .41%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.45%           1.33%           1.13%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return(i)                  (33.08%)         (4.58%)         19.76%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Total return does not reflect payment of a sales charge.


(j) Not annualized.




CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.07          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .14(c)          .13(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.34)           (.61)            .48
------------------------------------------------------------------------
Total from investment
 operations                        (3.20)           (.48)            .67
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.09)           (.22)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.09)           (.95)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.64          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.03%            .98%           1.23%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .59%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.88%           1.26%           2.33%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (33.25%)         (4.65%)          6.47%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
36P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.36)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.19)           (.46)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.11)           (.24)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.11)           (.97)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .79%            .73%            .96%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.26%           1.51%           2.59%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (33.09%)         (4.40%)          6.58%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.09          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.37)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.43)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.13)           (.27)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.13)          (1.00)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.66          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .54%            .48%            .72%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.51%           1.77%           2.84%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.94%)         (4.14%)          6.68%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  37P

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.10          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.37)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.43)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.12)           (.28)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.12)          (1.01)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.36           $9.66          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .29%            .22%            .48%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.55%           1.77%           3.09%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.90%)         (4.17%)          6.78%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.09           $9.57
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .15(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.36)           (.59)           1.68
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.44)           1.89
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.11)           (.27)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.11)          (1.00)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.36           $9.65          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $15             $29             $37
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .47%            .38%            .75%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.39%           1.62%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.98%)         (4.28%)         20.03%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.





--------------------------------------------------------------------------------
38P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

RiverSource Retirement Plus 2025 Fund



CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .10(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.63
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.52)           1.85
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.23)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.91)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.26           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $2              $3              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .74%            .61%           1.39%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .42%            .48%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.10%           1.00%           1.42%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return(i)                  (35.13%)         (4.93%)         19.53%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Total return does not reflect payment of a sales charge.


(j) Not annualized.



CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.09          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .11(c)          .11(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.52)           (.64)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.20)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.88)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.27           $9.68          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .91%            .97%           1.27%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .60%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.56%           1.02%           2.22%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (35.23%)         (5.03%)          6.52%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  39P

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.10          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.65)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.51)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.23)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.91)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.29           $9.68          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .79%            .73%           1.00%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.08%           1.28%           2.46%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (35.02%)         (4.88%)          6.63%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.69          $11.11          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .16(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.48)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.26)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.94)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.69          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .54%            .48%            .76%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.33%           1.54%           2.71%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.88%)         (4.63%)          6.73%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.



--------------------------------------------------------------------------------
40P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.69          $11.12          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .24
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.65)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.49)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.26)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.94)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.69          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .29%            .23%            .52%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.54%           2.96%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.88%)         (4.65%)          6.83%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.



CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.11           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                            .16(c)            .12(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.65
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.50)           1.88
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.25)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.68          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $18             $32             $37
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .45%            .40%            .89%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.15%           1.11%           1.50%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.92%)         (4.77%)         19.87%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.





--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  41P

RiverSource Retirement Plus 2030 Fund




CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.71          $11.13           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .13(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.65)           1.71
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.52)           1.91
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.01)           (.24)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.01)           (.90)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.29           $9.71          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5              $3              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .69%            .59%           1.37%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .42%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.72%           1.23%           1.47%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return(i)                  (35.09%)         (4.91%)         20.16%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Total return does not reflect payment of a sales charge.


(j) Not annualized.




CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.12          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .11(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.43)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.00)(d)        (.20)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.00)(d)        (.86)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.73          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(e),(f)                  1.09%           1.00%           1.34%(g)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(f),(h),(i)               .61%            .58%            .88%(g)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.51%           1.02%           2.23%(g)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (35.23%)         (5.01%)          6.51%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Rounds to zero.


(e) Expense ratio is before reduction for earnings credits on cash balances.


(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(g) Adjusted to an annual basis.


(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(j) Not annualized.




--------------------------------------------------------------------------------
42P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.13          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .13(c)          .11(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.61)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.42)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.22)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.88)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.75          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .83%            .77%           1.07%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .35%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.77%           1.05%           2.48%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (35.06%)         (4.74%)          6.61%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.14          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.57)           (.63)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.26)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.92)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.75          $11.14
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .58%            .50%            .83%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.53%           2.73%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.92%)         (4.50%)          6.71%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  43P

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.15          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.58)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.48)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.26)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.92)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.75          $11.15
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .33%            .24%            .59%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.39%           1.53%           2.98%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.89%)         (4.53%)          6.81%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.15           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.62)           1.72
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.50)           1.93
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.03)           (.25)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.03)           (.91)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.74          $11.15
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $18             $29             $35
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .48%            .39%            .86%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.20%           1.15%           1.52%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.73%)         20.41%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.





--------------------------------------------------------------------------------
44P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

RiverSource Retirement Plus 2035 Fund



CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.61          $11.06           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.63
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.51)           1.82
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.01)           (.24)           (.31)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.01)           (.94)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.22           $9.61          $11.06
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $2              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .88%            .78%           2.95%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .39%            .43%            .49%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.21%           1.07%           1.01%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return(g)                  (35.21%)         (4.93%)         19.27%(h)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(g) Total return does not reflect payment of a sales charge.


(h) Not annualized.




CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.63          $11.06          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .13(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.20)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                   --            (.90)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.23           $9.63          $11.06
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)           1.16%           1.11%           1.62%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .57%            .58%            .88%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.84%           1.03%           2.23%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.31%)         (5.05%)          6.56%(g)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(g) Not annualized.




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  45P

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.07          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.23)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .91%            .87%           1.35%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .32%            .33%            .63%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.09%           1.29%           2.48%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.11%)         (4.80%)          6.66%(g)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(g) Not annualized.




CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.63)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.37)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.26)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .65%            .61%           1.11%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .07%            .08%            .38%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.34%           1.55%           2.73%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.55%)          6.76%(g)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(g) Not annualized.




--------------------------------------------------------------------------------
46P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.09          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.65)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.37)           (.49)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.03)           (.26)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.03)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .40%            .35%            .87%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .03%            .08%            .13%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.38%           1.54%           2.97%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.67%)          6.87%(g)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(g) Not annualized.




CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.08           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.61)           1.64
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.49)           1.85
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.25)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.95)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $13             $20             $20
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .58%            .52%           1.21%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .18%            .22%            .22%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.20%           1.11%           1.55%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.09%)         (4.69%)         19.58%(g)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e) Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(g) Not annualized.







--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  47P

RiverSource Retirement Plus 2040 Fund



CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.51          $11.11           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .10(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.47)           (.62)           1.74
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.52)           1.89
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.15)           (.25)           (.31)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.15)          (1.08)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.04           $9.51          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $1             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.23%            .93%           1.53%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .43%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.08%            .99%           1.10%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return(i)                  (34.95%)         (5.01%)         19.99%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Total return does not reflect payment of a sales charge.


(j) Not annualized.



CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.54          $11.10          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .11(c)          .14
Net gains (losses) (both
 realized and
 unrealized)                       (3.46)           (.63)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.34)           (.52)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.14)           (.21)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.14)          (1.04)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.54          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.38%           1.09%           1.24%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .59%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.71%           1.07%           2.24%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (35.07%)         (5.01%)          6.48%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
48P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.11          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .14(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.45)           (.63)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.33)           (.49)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.24)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.07)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.14%            .85%            .98%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.73%           1.33%           2.49%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.91%)         (4.76%)          6.59%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.56          $11.12          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .16
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.64)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.26)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.09)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.56          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .87%            .59%            .74%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.59%           2.74%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.76%)         (4.51%)          6.69%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  49P

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.13          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.65)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.48)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.17)           (.27)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.17)          (1.10)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .62%            .34%            .50%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.41%           1.58%           2.99%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.76%)         (4.63%)          6.79%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.



CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.13           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .13(c)          .16
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.62)           1.75
------------------------------------------------------------------------
Total from investment
 operations                        (3.33)           (.49)           1.91
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.26)           (.31)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.09)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $9             $12             $26
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .80%            .46%            .79%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.18%           1.20%           1.53%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.93%)         (4.74%)         20.26%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.





--------------------------------------------------------------------------------
50P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

RiverSource Retirement Plus 2045 Fund



CLASS A




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.10           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .12(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)           1.69
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.52)           1.86
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.07)           (.24)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.07)           (.94)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.17           $9.64          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $1             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.41%           1.37%           4.82%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .43%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.11%           1.20%           1.28%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return(i)                  (35.26%)         (4.93%)         19.63%(j)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Total return does not reflect payment of a sales charge.


(j) Not annualized.




CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.08          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .14(c)          .12(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.52)            .67
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.06)           (.20)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.06)           (.90)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.66          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.52%           1.51%           2.74%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .57%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.85%           1.03%           2.19%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.32%)         (4.93%)          6.48%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  51P

CLASS R3




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.09          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.08)           (.23)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.08)           (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.66          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.27%           1.27%           2.47%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.10%           1.29%           2.44%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.10%)         (4.78%)          6.58%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.10          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .18
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.26)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.02%           1.01%           2.23%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.55%           2.69%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (34.94%)         (4.52%)          6.68%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




--------------------------------------------------------------------------------
52P  RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS

CLASS R5




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.11          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.63)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.47)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.27)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.97)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .77%            .75%           1.99%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.39%           1.55%           2.94%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.01%)         (4.55%)          6.78%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.




CLASS Y




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.12           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.61)           1.69
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.49)           1.88
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.09)           (.26)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.09)           (.96)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $8              $9              $6
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .95%            .95%           3.01%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .21%            .23%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.23%           1.18%           1.59%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.12%)         (4.72%)         19.93%(i)
------------------------------------------------------------------------




(a) For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f) Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.


(i) Not annualized.





--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES - 2009 PROSPECTUS  53P

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                              Contingent Deferred                          Plan
                                                              Sales                   Distribution and/or  Administration
              AVAILABILITY(a)         Initial Sales Charge    Charge (CDSC)           Service Fee(b)       Services Fee
---------------------------------------------------------------------------------------------------------------------------------
Class A       Available to            Yes. Payable at time    No.(c)                  Yes.                 No.
              all investors.          of purchase. Lower or                           0.25%(g)
                                      no sales charge for
                                      larger investments.
---------------------------------------------------------------------------------------------------------------------------------

Class         Available to            No. Entire purchase     Maximum 5% CDSC during  Yes.                 No.
  B(d)(e)(f)  all investors.          price is invested in    the first year          1.00%(g)
                                      shares of the fund.     decreasing to 0% after
                                                              six years.
---------------------------------------------------------------------------------------------------------------------------------

Class C(f)    Available to            No. Entire purchase     1% CDSC may apply if    Yes.                 No.
              all investors.          price is invested in    you sell shares within  1.00%(g)
                                      shares of the fund.     one year after
                                                              purchase.
---------------------------------------------------------------------------------------------------------------------------------

Class I       Limited to qualifying   No.                     No.                     No.                  No.
              institutional
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R2      Limited to qualifying   No.                     No.                     Yes.                 Yes.
              institutional                                                           0.50%                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R3      Limited to qualifying   No.                     No.                     Yes.                 Yes.
              institutional                                                           0.25%                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R4      Limited to qualifying   No.                     No.                     No.                  Yes.
              institutional                                                                                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R5      Limited to qualifying   No.                     No.                     No.                  No.
              institutional
              investors.
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9

                                                              Contingent Deferred                          Plan
                                                              Sales                   Distribution and/or  Administration
              AVAILABILITY(a)         Initial Sales Charge    Charge (CDSC)           Service Fee(b)       Services Fee
---------------------------------------------------------------------------------------------------------------------------------
Class W       Limited to qualifying   No.                     No.                     Yes.                 No.
              discretionary managed                                                   0.25%(g)
              accounts.
---------------------------------------------------------------------------------------------------------------------------------

Class Y       Limited to qualifying   No.                     No.                     No.                  Yes.
              institutional                                                                                0.15%
              investors.
---------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
                                                                             S.2

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.


--------------------------------------------------------------------------------
S.3

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                                            MAXIMUM REALLOWANCE
                                                    AS A % OF             AS A % OF              AS A % OF
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    NET AMOUNT INVESTED       PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          5.75%                 6.10%                  5.00%
$50,000--$99,999                                       4.75                  4.99                   4.00
$100,000--$249,999                                     3.50                  3.63                   3.00
$250,000--$499,999                                     2.50                  2.56                   2.15
$500,000--$999,999                                     2.00                  2.04                   1.75
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                                            MAXIMUM REALLOWANCE
                                                    AS A % OF             AS A % OF              AS A % OF
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    NET AMOUNT INVESTED       PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          4.75%                 4.99%                  4.00%
$50,000--$99,999                                       4.25                  4.44                   3.50
$100,000--$249,999                                     3.50                  3.63                   3.00
$250,000--$499,999                                     2.50                  2.56                   2.15
$500,000--$999,999                                     2.00                  2.04                   1.75
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                                            MAXIMUM REALLOWANCE
                                                    AS A % OF             AS A % OF              AS A % OF
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    NET AMOUNT INVESTED       PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          3.00%                 3.09%                  2.50%
$50,000--$99,999                                       3.00                  3.09                   2.50
$100,000--$249,999                                     2.50                  2.56                   2.15
$250,000--$499,999                                     2.00                  2.04                   1.75
$500,000--$999,999                                     1.50                  1.52                   1.25
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman

--------------------------------------------------------------------------------
                                                                             S.4

    Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.


--------------------------------------------------------------------------------
S.5

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
                                                                             S.6

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).


--------------------------------------------------------------------------------
S.7

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          3%**
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.


--------------------------------------------------------------------------------
                                                                             S.8

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.


--------------------------------------------------------------------------------
S.9

BY MAIL (CONT.)


                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.10

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE
                                                                120/20 CONTRARIAN
                                                                EQUITY FUND        RIVERSOURCE
                                                               THREADNEEDLE         DISCIPLINED SMALL CAP
                         FOR ALL FUNDS,                         GLOBAL EXTENDED     VALUE FUND
                         CLASSES AND                            ALPHA FUND         RIVERSOURCE
                         ACCOUNTS EXCEPT                       RIVERSOURCE          FLOATING RATE FUND
                         THOSE LISTED TO                        ABSOLUTE RETURN    RIVERSOURCE
                         THE RIGHT           TAX QUALIFIED     CURRENCY AND         INFLATION PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND         SECURITIES FUND         CLASS W

------------------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000             $5,000                   $500
------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100                $100                     None
------------------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000              $2,500                   $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE
                                                                120/20 CONTRARIAN
                                                                EQUITY FUND        RIVERSOURCE
                                                               THREADNEEDLE         DISCIPLINED SMALL CAP
                         FOR ALL FUNDS,                         GLOBAL EXTENDED     VALUE FUND
                         CLASSES AND                            ALPHA FUND         RIVERSOURCE
                         ACCOUNTS EXCEPT                       RIVERSOURCE          FLOATING RATE FUND
                         THOSE LISTED TO                        ABSOLUTE RETURN    RIVERSOURCE
                         THE RIGHT           TAX QUALIFIED     CURRENCY AND         INFLATION PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND         SECURITIES FUND         CLASS W

------------------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000             $5,000                   $500
------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100                $100                     None
------------------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000              $2,500                   $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.


--------------------------------------------------------------------------------
S.11

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.12

BY TELEPHONE
(CONT.)
                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


--------------------------------------------------------------------------------
S.13

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


--------------------------------------------------------------------------------
                                                                            S.14

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                                                           TO OTHER FUNDS
FROM A MONEY MARKET FUND                                           -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes        Yes        Yes
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes



                                                                       TO A MONEY MARKET FUND
FROM OTHER FUNDS                                                   -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes         No         No
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.


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S.15

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-fund, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


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                                                                            S.16

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.


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S.17

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-fund, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.


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                                                                            S.18

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.


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S.19

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.


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                                                                            S.20

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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S.21

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.



 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Equity      growth. Under normal market conditions, at least 80% of the
Fund                    Fund's net assets are invested in equity securities of
                        companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined             growth. Under normal market conditions, at least 80% of the
International           Fund's assets will be invested in equity securities of foreign
Equity Fund             issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or
                        instruments that provide exposure to both developed and
                        emerging markets issuers.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth. Under normal market conditions, at least 80% of the
Growth Fund             Fund's net assets are invested in equity securities of
                        companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of the companies in the Russell 1000 Growth Index at the time of purchase.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth. Under normal market conditions, at least 80% of the
Value Fund              Fund's net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of the companies in the Russell 1000 Value Index at the time of purchase.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small and   growth. Under normal market conditions, at least 80% of the
Mid Cap Equity Fund     Fund's net assets are invested in equity securities of
                        companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the
                        Russell 2500(TM) Index (the Index) at the time of investment.
                        The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.
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FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Bond Fund   current income while conserving the value of the investment for the longest period of time. Under normal market conditions, the
                        Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays
                        Capital U.S. Aggregate Bond Index (the Index), which are
                        investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                        Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality
                        (junk) bonds. Up to 25% of the Fund's net assets may be
                        invested in foreign investments, which may include investments in emerging markets.
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                 RIVERSOURCE RETIREMENT PLUS SERIES FUND -- 2009 PROSPECTUS  A.1

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with high total return
Emerging Markets Bond   through current income and, secondarily, through capital
Fund                    appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets
                        issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income
                        OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy.
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn
                        50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the
                        Fund may invest 25% or more of its total assets in the
                        securities of foreign governmental and corporate entities
                        located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer.
                        Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable
                        quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities.
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RiverSource             The Fund seeks to provide shareholders with high total return
Global Bond Fund        through income and growth of capital. The Fund is a non-
                        diversified mutual fund that invests primarily in debt
                        obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be
                        invested in investment-grade corporate or government debt
                        obligations, including money market instruments, of issuers located in at least three different countries. Although the
                        Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).
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RiverSource             The Fund seeks to provide shareholders with high current income
High Yield Bond Fund    as its primary objective and, as its secondary objective,
                        capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt
                        instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally
                        recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign
                        issuers. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans
                        (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically
                        (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London
                        Interbank Offered Rate), plus a premium). Secured debt
                        instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

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A.2  RIVERSOURCE RETIREMENT PLUS SERIES FUND -- 2009 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with total return that
Inflation Protected     exceeds the rate of inflation over the long term.  The Fund is
Securities Fund         a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
                        governments, their agencies or instrumentalities, and
                        corporations. The Fund currently intends to focus on inflation-
                        protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-
                        protected securities are designed to protect the future
                        purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for
                        Urban Consumers (non seasonally adjusted) as the inflation measure.
---------------------------------------------------------------------------------------

MONEY MARKET FUNDS

RiverSource             The Fund seeks to provide shareholders with maximum current
Cash Management Fund    income consistent with liquidity and stability of principal.
                        The Fund's assets primarily are invested in money market
                        instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                        certificates of deposit, bankers' acceptances, letters of
                        credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the
                        Fund may invest up to 35% of its total assets in U.S. dollar-
                        denominated foreign investments.
---------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT
  STRATEGIES

RiverSource             The Fund seeks to provide shareholders with positive absolute
Absolute Return         return. The Fund is a non-diversified fund that, under normal
Currency and Income     market conditions, will invest at least 80% of its net assets
Fund                    (including any borrowings for investment purposes) in short-
                        duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund)
                        and forward foreign currency contracts. In pursuit of the
                        Fund's objective, to provide absolute return, the investment manager (RiverSource Investments, LLC), seeks to generate
                        positive total returns from the income produced by the short-
                        term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

                        The Fund's investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-
                        government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of
                        comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the
                        Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

                        It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.

---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES FUND -- 2009 PROSPECTUS  A.3

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.


CONCENTRATION RISK (RIVERSOURCE CASH MANAGEMENT FUND). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if an underlying fund concentrates its investments in banks, the value of these investments may be adversely affected by the economic or regulatory developments in the banking industry.



COUNTERPARTY RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND). Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


--------------------------------------------------------------------------------
B.1  RIVERSOURCE RETIREMENT PLUS SERIES FUND -- 2009 PROSPECTUS

DIVERSIFICATION RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE EMERGING MARKETS BOND FUND, RIVERSOURCE GLOBAL BOND FUND AND RIVERSOURCE INFLATION PROTECTED SECURITIES FUND). A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.


RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


GEOGRAPHIC CONCENTRATION RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND AND RIVERSOURCE EMERGING MARKETS BOND FUND). The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.


INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.


INFLATION PROTECTED SECURITIES RISK (RIVERSOURCE INFLATION PROTECTED SECURITIES
FUND). Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES FUND -- 2009 PROSPECTUS  B.2

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities and floating rate loans may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.


PREPAYMENT AND EXTENSION RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE DIVERSIFIED BOND FUND, RIVERSOURCE GLOBAL BOND FUND, RIVERSOURCE HIGH YIELD BOND FUND AND RIVERSOURCE INFLATION PROTECTED SECURITIES
FUND). The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.



QUANTITATIVE MODEL RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE DISCIPLINED EQUITY FUND, RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND, RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND, RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND AND RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND). Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.



REINVESTMENT RISK (RIVERSOURCE CASH MANAGEMENT FUND). The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.



SECTOR RISK (RIVERSOURCE EMERGING MARKETS BOND FUND AND RIVERSOURCE GLOBAL BOND
FUND). Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



SMALL AND MID-SIZED COMPANY RISK (RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND). Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



TAX RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND). As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.



--------------------------------------------------------------------------------
B.3  RIVERSOURCE RETIREMENT PLUS SERIES FUND -- 2009 PROSPECTUS

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.



Additional information about the funds and their investments are available in the funds' SAI, and annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.



RiverSource Family of Funds

734 Ameriprise Financial Center
Minneapolis, MN 55474



(800) 221-2450



RiverSource Family of Funds information available:


(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com



You may review and copy information about the funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


RiverSource Investments Logo



Investment Company Act File
#811-21852




TICKER SYMBOL
2010 Fund           Class A: --      Class R2: --     Class R3: RSRPX  Class R4: RSERX  Class R5: RSPRX  Class Y: RSSPX
2015 Fund           Class A: --      Class R2: --     Class R3: RSRTX  Class R4: RSEMX  Class R5: RSCUX  Class Y: RSFNX
2020 Fund           Class A: --      Class R2: --     Class R3: RSEPX  Class R4: RSMTX  Class R5: RSUCX  Class Y: RSNFX
2025 Fund           Class A: --      Class R2: --     Class R3: RSMPX  Class R4: RSPLX  Class R5: RSURX  Class Y: RSMEX
2030 Fund           Class A: --      Class R2: --     Class R3: RSRNX  Class R4: RSELX  Class R5: RSEEX  Class Y: RPTYX
2035 Fund           Class A: --      Class R2: --     Class R3: RSRRX  Class R4: RSMNX  Class R5: RSUSX  Class Y: RPOYX
2040 Fund           Class A: --      Class R2: --     Class R3: RSRCX  Class R4: RSMMX  Class R5: RSPUX  Class Y: RPFYX
2045 Fund           Class A: --      Class R2: --     Class R3: RSRUX  Class R4: RSNNX  Class R5: RSUPX  Class Y: RRPYX




(RIVERSOURCE INVESTMENTS LOGO)                                S-6507-99 F (6/09)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 29, 2009






RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities
     Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap
     Equity Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and
     Income Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Global Bond Fund
  RiverSource Global Technology Fund
  Threadneedle Emerging Markets Fund
  Threadneedle Global Equity Fund
  Threadneedle Global Equity Income Fund
  Threadneedle Global Extended Alpha Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government
     Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income
     Fund
  RiverSource Income Builder Moderate Income
     Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,
  INC.
  RiverSource Partners International Select
     Growth Fund
  RiverSource Partners International Select
     Value Fund
  RiverSource Partners International Small Cap
     Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity
     Fund
  Threadneedle European Equity Fund
  Threadneedle International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth
     Fund
  RiverSource Disciplined Large Cap Value Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Aggressive Growth Fund
  RiverSource Partners Fundamental Value Fund
  RiverSource Partners Select Value Fund
  RiverSource Partners Small Cap Equity Fund
  RiverSource Partners Small Cap Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive
     Fund
  RiverSource Portfolio Builder Conservative
     Fund
  RiverSource Portfolio Builder Moderate
     Aggressive Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity
     Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SERIES TRUST
  RiverSource 120/20 Contrarian Equity Fund
  RiverSource Recovery and Infrastructure Fund
  RiverSource Retirement Plus 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Partners Small Cap Growth Fund
  RiverSource Small Cap Advantage Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
  INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund

This is the Statement of Additional Information ("SAI") for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.


Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the RiverSource Family of Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (800) 221-2450 or visit riversource.com/funds.


Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below, or the List of Tables on the following page.

TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies..............................    p. 6
Investment Strategies and Types of Investments..................................   p. 11
Information Regarding Risks and Investment Strategies...........................   p. 13
Securities Transactions.........................................................   p. 37
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 51
Valuing Fund Shares.............................................................   p. 55
Portfolio Holdings Disclosure...................................................   p. 66
Proxy Voting....................................................................   p. 67
Investing in a Fund.............................................................   p. 70
Selling Shares..................................................................   p. 75
Pay-out Plans...................................................................   p. 76
Capital Loss Carryover..........................................................   p. 77
Taxes...........................................................................   p. 80
Service Providers...............................................................   p. 86
  Investment Management Services................................................   p. 86
  Administrative Services.......................................................  p. 138
  Transfer Agency Services......................................................  p. 142
  Plan Administration Services..................................................  p. 143
  Distribution Services.........................................................  p. 143
  Plan and Agreement of Distribution............................................  p. 146
  Payments to Financial Intermediaries..........................................  p. 151
  Custodian Services............................................................  p. 152
  Board Services Corporation....................................................  p. 153
Organizational Information......................................................  p. 153
Board Members and Officers......................................................  p. 158
Control Persons and Principal Holders of Securities.............................  p. 177
Information Regarding Pending and Settled Legal Proceedings.....................  p. 193
Independent Registered Public Accounting Firm...................................  p. 194
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1
Appendix D: Seligman Funds......................................................  p. D-1






Statement of Additional Information - June 29, 2009                       Page 2

LIST OF TABLES


1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 4
2.     Fundamental Policies.......................................................    p. 7
3.     Investment Strategies and Types of Investments.............................   p. 11
4.     Total Brokerage Commissions................................................   p. 39
5.     Brokerage Directed for Research and Turnover Rates.........................   p. 42
6.     Securities of Regular Brokers or Dealers...................................   p. 45
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 51
8.     Valuing Fund Shares........................................................   p. 55
9.     Class A Initial Sales Charge...............................................   p. 70
10.    Public Offering Price......................................................   p. 71
11.    Capital Loss Carryover.....................................................   p. 77
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 83
13.    Investment Management Services Agreement Fee Schedule......................   p. 86
14.    PIA Indexes................................................................   p. 95
15A.   Performance Incentive Adjustment Calculation...............................   p. 97
15B.   Performance Incentive Adjustment Calculation...............................   p. 98
16.    Management Fees and Nonadvisory Expenses...................................   p. 99
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................  p. 102
18.    Subadvisory Fees...........................................................  p. 104
19.    Portfolio Managers.........................................................  p. 107
20.    Administrative Services Agreement Fee Schedule.............................  p. 138
21.    Administrative Fees........................................................  p. 140
22.    Sales Charges Paid to Distributor..........................................  p. 143
23.    12b-1 Fees.................................................................  p. 147
24.    Unreimbursed Distribution Expenses.........................................  p. 150
25.    Fund History Table.........................................................  p. 154
26.    Board Members..............................................................  p. 158
27.    Fund Officers..............................................................  p. 159
28.    Committee Meetings.........................................................  p. 161
29.    Board Member Holdings......................................................  p. 162
29A.   Board Member Holdings -- as of Quarter End.................................  p. 167
30.    Board Member Compensation -- All Funds.....................................  p. 173
31.    Board Member Compensation -- Individual Funds..............................  p. 174
32.    Control Persons and Principal Holders of Securities........................  p. 177



RIVERSOURCE FAMILY OF FUNDS

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section of each funds' prospectus.


Please reference Appendix D for a complete list of Seligman funds.



Statement of Additional Information - June 29, 2009                       Page 3

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                      April 30          June 29, 2009     Equity
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           October 31        Dec. 30, 2008     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Balanced                                      September 30      Nov. 28, 2008     Balanced
---------------------------------------------------------------------------------------------------------------

California Tax-Exempt                         August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Cash Management                               July 31           Sept. 29, 2008    Taxable money market
---------------------------------------------------------------------------------------------------------------

Disciplined Equity                            July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined International Equity              October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                  September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                   September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity          July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                   July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Diversified Bond                              August 31         Oct. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Diversified Equity Income                     September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Dividend Opportunity                          June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                         October 31        Dec. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Equity Value                                  March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Floating Rate                                 July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Bond                                   October 31        Dec. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Technology                             October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Growth                                        July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

High Yield Bond                               May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                   January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Opportunities                          July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                       November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Large Cap Equity                              July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Large Cap Value                               July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Limited Duration Bond                         July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Mid Cap Growth                                November 30       Jan. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Mid Cap Value                                 September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                          August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                           August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                    May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                    May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Growth          October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Value           October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Small Cap              October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Select Value                         May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                     May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                     March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                      May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                  January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                January 31        April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                    January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive         January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative       January 31        April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                    March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Real Estate                                   June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Recovery and Infrastructure                   April 30          June 29, 2009     Equity

---------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                       Page 4

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2015                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

S&P 500 Index                                 January 31        April 1, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Small Cap Advantage                           March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Small Company Index                           January 31        April 1, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Strategic Allocation                          September 30      Nov. 28, 2008     Balanced
---------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                   September 30      Nov. 28, 2008     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                               November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                        November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                       December 31       Feb. 27, 2009     Tax-exempt money market
---------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                 October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                  October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                    October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income Fund        October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha Fund       October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity        October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                      May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------




    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For
      2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

  *** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.



Statement of Additional Information - June 29, 2009                       Page 5

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

ADDITIONALLY FOR CASH MANAGEMENT, THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET, THE FUND WILL NOT:

    - Buy on margin or sell short.


ADDITIONALLY FOR DISCIPLINED LARGE CAP VALUE, INCOME BUILDER FUNDS, PORTFOLIO BUILDER FUNDS, RETIREMENT PLUS FUNDS, THREADNEEDLE GLOBAL EQUITY INCOME AND THREADNEEDLE GLOBAL EXTENDED ALPHA, THE FUNDS WILL NOT:


    - Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.



Statement of Additional Information - June 29, 2009                       Page 6

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               A1           B5           C1           D1           E8           --
--------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           A1           B1           --           --           E7           --
  Income
--------------------------------------------------------------------------------------------------------------
Balanced                               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Cash Management                        A3           A3           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Disciplined Equity                     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined International Equity       A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth           A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value            A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap          A1           B4           C1           D1           E1           --
Equity
--------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Bond                       A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Equity Income              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   A1           B1           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                  A1           B4           --           --           E5           --
--------------------------------------------------------------------------------------------------------------
Equity Value                           A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Floating Rate                          A1           B4           C1           D1           E6           --
--------------------------------------------------------------------------------------------------------------
Global Bond                            A1           B1           C1           --           E1           --
--------------------------------------------------------------------------------------------------------------
Global Technology                      A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Growth                                 A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
High Yield Bond                        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Income Builder Basic Income*           A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*        A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income*        A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Opportunities                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                A1           B1           C1           D1           --           F3(i)
--------------------------------------------------------------------------------------------------------------
Large Cap Equity                       A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Large Cap Value                        A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Limited Duration Bond                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Fundamental Value             A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners International Select          A1           B3           C1           D1           E1           --
  Growth
--------------------------------------------------------------------------------------------------------------
Partners International Select          A1           B3           C1           D1           E1           --
  Value
--------------------------------------------------------------------------------------------------------------
Partners International Small Cap       A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Select Value                  A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity              A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                       Page 7

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive*          A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative*        A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*            A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             A1           B1           --           --           E2           --
  Aggressive*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             A1           B1           --           --           E2           --
  Conservative*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity*        A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             A1           B1(ii)       --           --           E3           --
--------------------------------------------------------------------------------------------------------------
Real Estate                            A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure            A1           B4           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
S&P 500 Index                          A1           B1           --           --           E4           --
--------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Company Index                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Allocation                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        A1           B1           C1           D1           --           F3(iii)
--------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 A1           B1           C1           D1           --           F2
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                A2           B2           C1           D1           --           F3
--------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle European Equity           A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             A1           B3           --           --           E1           --
  Income
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended           A1           B3           --           --           E1           --
  Alpha
--------------------------------------------------------------------------------------------------------------
Threadneedle International             A1           B1           C1           D1           E1           --
  Opportunity
--------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------




    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.



Statement of Additional Information - June 29, 2009                       Page 8

   A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 -   The fund will not invest in commodities or commodity contracts.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B5 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

C. BUY MORE THAN 10% OF AN ISSUER

   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.



Statement of Additional Information - June 29, 2009                       Page 9

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:


FOR 120/20 CONTRARIAN EQUITY, BALANCED, DISCIPLINED EQUITY, DISCIPLINED LARGE CAP GROWTH, DISCIPLINED LARGE CAP VALUE DISCIPLINED SMALL AND MID CAP EQUITY, DISCIPLINED SMALL CAP VALUE, DIVERSIFIED BOND, DIVERSIFIED EQUITY INCOME, DIVIDEND OPPORTUNITY, EQUITY VALUE, FLOATING RATE, GROWTH, HIGH YIELD BOND, INCOME OPPORTUNITIES, INFLATION PROTECTED SECURITIES, LARGE CAP EQUITY, LARGE CAP VALUE, LIMITED DURATION BOND, MID CAP GROWTH, MID CAP VALUE, PARTNERS AGGRESSIVE GROWTH, PARTNERS FUNDAMENTAL VALUE, PARTNERS SELECT VALUE, PARTNERS SMALL CAP EQUITY, PARTNERS SMALL CAP GROWTH, PARTNERS SMALL CAP VALUE, REAL ESTATE, RECOVERY AND INFRASTRUCTURE AND SMALL CAP ADVANTAGE:

    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR SHORT DURATION U.S. GOVERNMENT AND U.S. GOVERNMENT MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - June 29, 2009                      Page 10

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  -        -            -            -        -         --           -            -
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Cash/money market instruments              -        -            -            -        -          -           -            -
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Collateralized bond obligations            -       - A           -            -        --        --           -            -
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Commercial paper                           -        -            -            -        -          -           -            -
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Common stock                               -        -            -           - B       --        --          --           --
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Convertible securities                     -        -            -           - C       --        --           -            -
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Corporate bonds                            -        -            -            -        D         --           -            -
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Debt obligations                           -        -            -            -        -          -           -            -
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Depositary receipts                        -        -            -            -        --        --          --           --
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Derivative instruments
(including options and futures)            -        -            -            -        --        --           -            -
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Exchange-traded funds                      -        -            -            -        --        --           -            -
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Floating rate loans                        -       --            -            -        --        --          --           --
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Foreign currency transactions              -        -            -            -        --        --           -           --
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Foreign securities                         -        -            -            -        -         --           -            -
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Funding agreements                         -        -            -            -        -          -           -            -
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High yield debt securities (junk
bonds)                                     -        -            -            -        --        --           -            -
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Illiquid and restricted securities         -        -            -            -        -          -           -            -
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Indexed securities                         -        -            -            -        --        --           -            -
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Inflation protected securities             -        -            -            -        --        --           -            -
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Inverse floaters                           -        E            -            -        --        --           -            -
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Investment companies                       -        -            -            -        -          -           -            -
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Lending of portfolio securities            -        -            -            -        -          -           -            -
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Loan participations                        -        -            -            -        --        --           -            -
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Mortgage- and asset-backed securities      -       - F           -            -        -          -           -            -
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Mortgage dollar rolls                      -        G            -            -        --        --           -            -
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Municipal obligations                      -        -            -            -        --         -           -            -
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Statement of Additional Information - June 29, 2009                      Page 11

                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
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Pay-in-kind securities                     -        -            -            -        --        --           -            -
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Preferred stock                            -        -            -           - H       --        --          - H           -
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Real estate investment trusts              -        -            -            -        --        --           -            -
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Repurchase agreements                      -        -            -            -        -          -           -            -
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Reverse repurchase agreements              -        -            -            -        -         --           -            -
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Short sales                                I        I            -            I        --        --           I            I
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Sovereign debt                             -        -            -            -        -         --           -            -
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Structured investments                     -        -            -            -        --        --           -            -
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Swap agreements                            -        -            -            -        --        --           -            -
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Variable- or floating-rate securities      -        -            -            -        -          -           -            -
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Warrants                                   -        -            -            -        --        --           -            -
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When-issued securities and forward
commitments                                -        -            -            -        --        --           -            -
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Zero-coupon and step-coupon
securities                                 -        -            -            -        -          -           -            -
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A. The following funds are not authorized to invest in collateralized bond obligations: Partners International Select Growth, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Equity, Partners Small Cap Growth, Partners Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

E.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

F. The following funds are not authorized to invest in mortgage- and asset-backed securities: Partners Small Cap Growth, S&P 500 Index, Small Cap Advantage, Small Company Index.

G.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

H. The following funds are not authorized to invest in preferred stock: Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

I. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.



Statement of Additional Information - June 29, 2009                      Page 12

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



Statement of Additional Information - June 29, 2009                      Page 13

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

EXCHANGE-TRADED FUND (ETF) RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN/EMERGING MARKETS RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency


Statement of Additional Information - June 29, 2009                      Page 14
devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's


Statement of Additional Information - June 29, 2009                      Page 15
net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations


Statement of Additional Information - June 29, 2009                      Page 16
excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation(*) (FHLMC), Federal National Mortgage Association(*) (FNMA), Student Loan Marketing Association
(SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.



Statement of Additional Information - June 29, 2009                      Page 17

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource Family of Funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some


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convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities,
(ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the


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top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.



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One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option


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matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.



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EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.



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Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a


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net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.



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A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either


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(i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.


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They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time- consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).



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In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.


Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.


Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.



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MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on


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these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.



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REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's


Statement of Additional Information - June 29, 2009                      Page 33
policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined


Statement of Additional Information - June 29, 2009                      Page 34
basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.



Statement of Additional Information - June 29, 2009                      Page 35

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.



Statement of Additional Information - June 29, 2009                      Page 36

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.



Statement of Additional Information - June 29, 2009                      Page 37

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.



Statement of Additional Information - June 29, 2009                      Page 38

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS



                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
Income Builder Basic Income                               $         0   $         0(a)$         0
-----------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                      0             0(a)          0
-----------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                      0             0(a)          0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                        0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                      0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                          0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                               0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                             0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                      0             0             0
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                                  16,486        40,706        21,050
-----------------------------------------------------------------------------------------------------
Small Company Index                                           123,243       108,360        56,843
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
Equity Value                                                  525,309       591,525       773,828
-----------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                     554,351       581,945       850,077
-----------------------------------------------------------------------------------------------------
Precious Metals and Mining                                  1,067,960       960,159       494,184
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                                         1,795,270     2,546,419     3,585,711
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                       38,789        38,557(b)        N/A
-----------------------------------------------------------------------------------------------------
Recovery and Infrastructure                                   128,097(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                0             0             0(d)

-----------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 39

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
High Yield Bond                                           $         0   $         0   $         0
-----------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                    859,002     1,160,632       556,410
-----------------------------------------------------------------------------------------------------
Partners Fundamental Value                                    292,900       217,139       346,840
-----------------------------------------------------------------------------------------------------
Partners Select Value                                         838,472     1,757,678       445,429
-----------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                     519,535       455,170       459,451
-----------------------------------------------------------------------------------------------------
Partners Small Cap Value                                    1,179,158     1,422,160     2,624,255
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 43,210        42,504        24,483
-----------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                       17,640        10,386         6,379
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
Dividend Opportunity                                          412,022       576,524       456,446
-----------------------------------------------------------------------------------------------------
Real Estate                                                   173,705       187,309       152,782
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
Cash Management                                                     0             0             0
-----------------------------------------------------------------------------------------------------
Disciplined Equity                                          1,951,255     1,577,337       987,624
-----------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                          124,754       156,759         8,916(e)
-----------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                    75,041        64,928        33,110(f)
-----------------------------------------------------------------------------------------------------
Floating Rate                                                     861             0             0(f)
-----------------------------------------------------------------------------------------------------
Growth                                                     10,366,547    12,096,184    10,375,981
-----------------------------------------------------------------------------------------------------
Income Opportunities                                                0             0             0
-----------------------------------------------------------------------------------------------------
Inflation Protected Securities                                 11,586             0             0
-----------------------------------------------------------------------------------------------------
Large Cap Equity                                           10,502,917    15,040,354     9,944,390
-----------------------------------------------------------------------------------------------------
Large Cap Value                                                61,073        88,935       138,363
-----------------------------------------------------------------------------------------------------
Limited Duration Bond                                           4,138         5,172         4,006
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------
California Tax-Exempt                                           1,938         4,143           666(g)
-----------------------------------------------------------------------------------------------------
Diversified Bond                                              111,876        91,815       108,055
-----------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                            3,418         7,293         1,254(g)
-----------------------------------------------------------------------------------------------------
New York Tax-Exempt                                               724         1,524           255(g)
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
Balanced                                                      493,156       567,773       420,523
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                                  150,374        45,978(h)        N/A
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                     6,631(i)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                                   4,085,552     3,790,954     2,923,490
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                               1,672,775     1,219,474     1,354,225
-----------------------------------------------------------------------------------------------------
Strategic Allocation                                        1,049,954     1,425,483       638,067
-----------------------------------------------------------------------------------------------------
Strategic Income Allocation                                    17,707         6,639(h)        N/A

-----------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 40

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                       $         0   $         0   $         0(j)
-----------------------------------------------------------------------------------------------------
Disciplined International Equity                              514,960       547,910        60,738(k)
-----------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               0             0             0(l)
-----------------------------------------------------------------------------------------------------
Global Bond                                                    18,925        17,268         9,664
-----------------------------------------------------------------------------------------------------
Global Technology                                             471,967     1,027,281     1,237,181
-----------------------------------------------------------------------------------------------------
Partners International Select Growth                        1,690,066     1,932,330     1,265,256
-----------------------------------------------------------------------------------------------------
Partners International Select Value                         1,558,333     1,426,926     1,533,794
-----------------------------------------------------------------------------------------------------
Partners International Small Cap                              270,663       353,096       366,091
-----------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               3,346,690     3,361,865     3,017,380
-----------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  396,474       282,104       160,239
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                  1,185,084     1,474,583     1,249,847
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                               5,030(m)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                              6,647(m)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                      1,020,584     1,150,182       989,118
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                           684         2,175           438
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                              2,165,273     2,813,784     1,867,241
-----------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                 6,431        19,450         4,257
-----------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                         24,531        74,062        17,679
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                             0             0             0
-----------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) For the period from Feb. 19, 2009 (when shares become publicly available) to April 30, 2009.



(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



(m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - June 29, 2009                      Page 41

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES



----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            $            0(b)      $        0(b)              39%               19%
----------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                      0(b)               0(b)              36                24
----------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                      0(b)               0(b)              40                19
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                           0(b)               0(b)              35                40
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                         0(b)               0(b)              27                29
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                             0(b)               0(b)              34                27
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                  0(b)               0(b)              33                33
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                0(b)               0(b)              29                31
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                         0(b)               0(b)              28                31
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                          0                  0                  5                 4
----------------------------------------------------------------------------------------------------------------------
Small Company Index                                    0                  0                 23                14
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
Equity Value                                  19,822,056             98,022                 21                25
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                     72,126,889             69,150                133               122
----------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                   210,782,120            235,261                340(c)            241(c)
----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                          121,224,845            233,347                222               179
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       2,803,890              4,443                 36                23(d)
----------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure                    4,731,215(e)           9,214(e)               4(e)            N/A
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                   0(b)               0(b)              55                92
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                   0(b)               0(b)              53                47
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                   0(b)               0(b)              52                50
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                   0(b)               0(b)              47                41
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                   0(b)               0(b)              47                50
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                   0(b)               0(b)              48                44
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                   0(b)               0(b)              50                52
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                   0(b)               0(b)              51                50
----------------------------------------------------------------------------------------------------------------------

                                                                                          2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                        0                  0                 64                95
----------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                    74,286,129             54,797                141               163
----------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                             0                  0                 14                12
----------------------------------------------------------------------------------------------------------------------
Partners Select Value                        111,988,669            113,732                 88               159(f)
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      5,029,719              7,350                106                70
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                     474,998,456             70,029                 45                58
----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                         0                  0                209               168
----------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                               0                  0                354(g)            306(g)

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 42

----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                      $   15,749,145         $   54,405                 20%               17%
----------------------------------------------------------------------------------------------------------------------
Real Estate                                    1,084,912                605                 52                38
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
Cash Management                                        0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     0                  0                 58                62
----------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                   0                  0                 56                84
----------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                            0                  0                 87               127
----------------------------------------------------------------------------------------------------------------------
Floating Rate                                          0                  0                 43                91
----------------------------------------------------------------------------------------------------------------------
Growth                                     1,339,656,389          1,904,948                112                98
----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                   0                  0                 75               122
----------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                         0                  0                 59                76
----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                           1,378,682,998          1,744,468                 68                66
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                9,016,509             10,770                 24                35
----------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                  0                  0                218(h)            263
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                  0                  0                 49                62
----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                       0                  0                226(h)            295
----------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                   0                  0                 23                26
----------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                    0                  0                 31                28
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
Balanced                                      67,135,127             86,479                105(h)            124
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                           0                  0                 70                21(i)
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                            0(j)               0(j)               6(j)            N/A
----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                    557,479,269            554,662                 31                31
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                200,044,593            196,118                 34                24
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   0                  0                123(h)            123
----------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                            0                  0                137                70
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                    0                  0                 39                36
----------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                       0                  0                 61                47
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                  0                  0                 82                41
----------------------------------------------------------------------------------------------------------------------
Global Bond                                            0                  0                 75                77
----------------------------------------------------------------------------------------------------------------------

Global Technology                             20,896,126             37,913                 81               167
----------------------------------------------------------------------------------------------------------------------
Partners International Select Growth          97,589,551            156,876                 85               104
----------------------------------------------------------------------------------------------------------------------
Partners International Select Value          559,869,117            309,044                 40                28
----------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                       0                  0                 87                96
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          0                  0                133               125
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           0                  0                180               114
----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                             0                  0                 97               100
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                      0(k)               0(k)              10(k)            N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                     0(k)               0(k)              36(k)            N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                 0                  0                 78                84
----------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2009                      Page 43

------------------------------------------------------------------------------------------------------------------------
                                              BROKERAGE DIRECTED FOR RESEARCH*
                                           -------------------------------------
                                                                    AMOUNT OF                   TURNOVER RATES
                                               AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                         TRANSACTIONS        IMPUTED OR PAID            2008              2007
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       $         0            $     0                  36%               53%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 54,423,999             96,049                  76                87
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                         0                  0                  37                51
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                  0                  0                  37                47
------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 0                  0                 N/A               N/A
------------------------------------------------------------------------------------------------------------------------



      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but these amounts have not been included in the table.
    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) The underlying funds may have directed transactions to firms in exchange for research services.
    (c) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.
    (d) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

    (e) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

    (f) The turnover rate increase from 2006 was the result of a change in subadvisers during the fiscal period.
    (g) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.
    (h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been: 124% for Limited Duration Bond Fund for the fiscal period ended July 31, 2008, 122% for Diversified Bond Fund for the fiscal period ended Aug. 31, 2008, 86% for Balanced Fund and 89% for Strategic Allocation Fund for the fiscal period ended Sept. 30, 2008.
    (i) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
    (j) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
    (k) For the period from Aug. 1, 2008 (when the Fund became available) to Oct. 31, 2008.



Statement of Additional Information - June 29, 2009                      Page 44

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS



                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   Ameriprise Financial                            $     65,185
                                                --------------------------------------------------------------------
                                                Charles Schwab                                       190,015
                                                --------------------------------------------------------------------
                                                Citigroup                                            289,179
                                                --------------------------------------------------------------------
                                                E*Trade Financial                                      9,587
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   109,671
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  533,707
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,423,202
                                                --------------------------------------------------------------------
                                                Legg Mason                                            34,047
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       321,071
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         207,965
--------------------------------------------------------------------------------------------------------------------
Small Company Index                             Investment Technology Group                        1,062,970
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                      408,547
                                                --------------------------------------------------------------------
                                                optionsXpress                                        525,824
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                              490,510
--------------------------------------------------------------------------------------------------------------------
                                                Stifel Financial                                   1,019,664
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------
Equity Value                                    Goldman Sachs Group                                2,832,324
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               7,599,674
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,446,897
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                       Eaton Vance                                          187,370
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                            294,755
                                                --------------------------------------------------------------------
                                                Stifel Financial                                     185,800
--------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                        None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                            None                                                     N/A

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 45

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                      Citigroup                                       $  4,183,179
                                                --------------------------------------------------------------------
                                                E*TRADE Financial                                    234,643
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              33,857,771
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                4,984,920
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     3,640,571
--------------------------------------------------------------------------------------------------------------------
Partners Select Value                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                       Eaton Vance                                        1,570,095
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                             65,220
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                             1,281,324
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                        Knight Capital Group Cl A                          1,312,597
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  Morgan Stanley Mortgage Loan Trust                 3,369,665
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        ChaseFlex Trust                                      505,036
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         2,982,060
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                2,944,373
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            883,204
                                                --------------------------------------------------------------------
                                                JPMorgan Mortgage Trust                              820,077
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                   883,637
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            Citigroup                                         23,201,974
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               32,663,485
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              22,009,110
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       3,911,464
--------------------------------------------------------------------------------------------------------------------
Real Estate                                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                 Bear Stearns Companies                            25,000,000
                                                --------------------------------------------------------------------
                                                Citigroup Funding                                196,618,680
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                 146,620,740
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               25,000,000
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                             136,841,050
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         80,100,000
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                              152,998,540
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    20,720,382
--------------------------------------------------------------------------------------------------------------------

Disciplined Equity                              Charles Schwab                                     4,016,005
                                                --------------------------------------------------------------------
                                                Citigroup                                         89,269,962
                                                --------------------------------------------------------------------
                                                E*TRADE                                              773,132
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                4,770,869
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              41,756,101
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                          7,515,746
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               19,815,362
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    39,406,764
--------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                     Knight Capital Group Cl A                            145,822
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                               63,829
                                                --------------------------------------------------------------------
                                                Westwood Holdings Group                              134,188
--------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity            Knight Capital Group Cl A                             72,493

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 46

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Floating Rate                                   Ameritrade Holding Corp.                        $    745,332
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               943,533
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         1,952,180
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      855,783
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            963,838
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           1,153,729
                                                --------------------------------------------------------------------
                                                Nuveen Investments                                 1,658,970
--------------------------------------------------------------------------------------------------------------------

Growth                                          Lehman Brothers Holdings*                          6,021,142
--------------------------------------------------------------------------------------------------------------------

Income Opportunities                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Large Cap Equity                                Citigroup                                         26,071,447
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               22,551,709
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              47,861,246
                                                --------------------------------------------------------------------
                                                Legg Mason                                         4,714,454
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         19,819,100
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                4,367,136
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    17,105,697
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       7,082,875
--------------------------------------------------------------------------------------------------------------------

Large Cap Value                                 Citigroup                                            878,430
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  326,303
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,210,083
                                                --------------------------------------------------------------------
                                                Legg Mason                                           111,487
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            366,723
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  173,678
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       465,824
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         288,083
--------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                           Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                872,823
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               641,299
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      248,077
                                                --------------------------------------------------------------------
                                                Citigroup                                          1,259,000
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      696,777
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           170,687
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  278,727
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     226,272
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      676,454
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            799,079
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 991,462
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         3,563,196
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,587,416
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            544,494
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  706,410
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             122,321
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       944,154
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             692,480
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                       840,855

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 47

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $ 17,436,578
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities            21,099,342
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                    1,571,241
                                                --------------------------------------------------------------------
                                                Citigroup                                         28,310,330
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                   14,460,744
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         3,136,137
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                5,831,624
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                   4,591,057
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                   14,248,373
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                         13,047,600
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Bank                                8,319,926
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                        69,173,902
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              16,062,237
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                      30,843,436
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         12,531,597
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               13,901,778
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           3,496,976
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    16,923,975
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                          16,818,388
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                    14,352,406
--------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                        Bear Stearns Adjustable Rate Mortgage
                                                Trust                                              2,056,495
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             2,433,377
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      950,665
                                                --------------------------------------------------------------------
                                                Citigroup                                         11,143,567
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    1,597,731
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           352,251
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  641,835
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     336,023
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      618,807
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                2,224,256
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,093,832
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              13,228,624
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Bank                                  485,791
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         5,788,325
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,548,011
                                                --------------------------------------------------------------------
                                                Legg Mason                                           378,164
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             93,125
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                2,155,227
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             222,584
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,939,572
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,954,402
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       2,794,751
--------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                    Goldman Sachs Group                                2,407,041
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                1,031,582
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     2,026,438

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 48

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                     Citigroup                                       $    465,556
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                                587
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  131,307
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                        89,056
--------------------------------------------------------------------------------------------------------------------

Diversified Equity Income                       Citigroup                                         40,913,779
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              49,760,204
--------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Strategic Allocation                            Bear Stearns Commercial Mortgage
                                                Securities                                         3,562,336
                                                --------------------------------------------------------------------
                                                Charles Schwab                                     1,763,164
                                                --------------------------------------------------------------------
                                                Citigroup                                         30,594,415
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                1,642,261
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                     2,042,743
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  641,835
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                4,882,828
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  994,048
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,523,546
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              16,986,581
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         6,446,223
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                             73,899
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,304,264
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             29,688
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                6,168,171
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mortgage Trust                         927,435
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     7,342,576
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,337,566
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                 1,512,553
--------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                     Ameritrade Holding Corp. - subsidiary                594,322
                                                --------------------------------------------------------------------
                                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                203,614
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mortgage
                                                Securities                                           909,594
                                                --------------------------------------------------------------------
                                                Charles Schwab                                        25,090
                                                --------------------------------------------------------------------
                                                Citigroup                                            720,374
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                       939,180
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,639,456
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                   34,304
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 217,669
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         1,875,303
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             11,788
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  158,624
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mortgage Trust                         366,194
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       555,840
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             119,467
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                   756,276
                                                --------------------------------------------------------------------
                                                Nuveen Investments                                   105,610

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 49

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             Bear Stearns Companies                          $    745,926
                                                --------------------------------------------------------------------
                                                Citigroup                                            619,416
                                                --------------------------------------------------------------------
                                                Credit Suisse First Boston USA                       636,727
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          2,521,127
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                           849,854
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             75,200
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       633,832
                                                --------------------------------------------------------------------
                                                Morgan Stanley, Dean Witter Capital 1              1,167,921
--------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                           Morgan Stanley                                     1,258,573
--------------------------------------------------------------------------------------------------------------------

Global Bond                                     Bear Stearns Commercial Mortgage
                                                Securities                                         1,106,194
                                                --------------------------------------------------------------------
                                                Citigroup                                            709,276
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                1,294,437
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  715,932
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     452,945
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,407,343
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,260,948
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         6,275,448
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,531,712
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            171,600
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  588,461
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,458,809
--------------------------------------------------------------------------------------------------------------------

Global Technology                               None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Growth            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Value             Credit Suisse Group                               13,198,329
--------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                    Credit Suisse Group                                  791,189
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                      Goldman Sachs Group                                1,322,195
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               8,071,264
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income               JPMorgan Chase & Co.                                 138,146
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha              None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity          Credit Suisse Group                                3,541,191
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  TD Ameritrade Holding                              5,944,887
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------



     * Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.



Statement of Additional Information - June 29, 2009                      Page 50

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --         $    0(a)   $     0
Basic Income
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0(a)         0
Enhanced Income
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0(a)         0
Moderate Income
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total     None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Company Index         None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth   UBS                 1         $2,243        0.40%        0.97%        $3,919            0
                            Securities
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 51

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity    None               --             --          --           --              0(b)       N/A
--------------------------------------------------------------------------------------------------------------------------
Recovery and                None(c)            --             --          --           --            N/A          N/A
Infrastructure
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth  JPMorgan            2         $3,532        0.41%        0.26%        $   23      $    57*
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value       Gabelli &           3              0          --           --          7,352       14,216
                            Co.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   JPMorgan            2              0          --           --            568            0
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    Goldman             4              0          --           --              0        1,821
                            Sachs & Co.
--------------------------------------------------------------------------------------------------------------------------
Short Duration              None               --             --          --           --              0            0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Real Estate                 None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 52

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management             None               --             --          --           --         $    0      $     0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          None                                                                       0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       None               --             --          --           --              0            0(e)
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small           None               --             --          --           --              0            0(f)
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Floating Rate               None               --             --          --           --              0            0(f)
--------------------------------------------------------------------------------------------------------------------------
Growth                      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected         None               --             --          --           --              0            0
Securities
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond       None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       None               --             --          --           --              0            0(g)
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt        None               --             --          --           --              0            0(g)
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt         None               --             --          --           --              0            0(g)
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None               --             --          --           --              0(h)       N/A
Growth
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None(i)            --             --          --           --            N/A          N/A
Value
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Income            None               --             --          --           --              0(h)       N/A
Allocation
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency    None               --             --          --           --              0            0(j)
and Income
--------------------------------------------------------------------------------------------------------------------------
Disciplined International   None               --             --          --           --              0            0(k)
Equity
--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond       None               --             --          --           --              0            0(l)
--------------------------------------------------------------------------------------------------------------------------

Global Bond                 None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Global Technology           None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Partners International      JPMorgan            2              0          --           --              0        8,149
Select Growth               Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------

Partners International      Sanford             5          1,677        0.11%        0.04%           N/A          N/A
Select Value                Bernstein

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 53

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
Partners International      None               --             --          --           --         $    0      $     0
Small Cap
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging       None               --             --          --           --              0            0
Markets
--------------------------------------------------------------------------------------------------------------------------

Threadneedle European       None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None(m)            --             --          --           --            N/A          N/A
Income
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global         None(m)            --             --          --           --            N/A          N/A
Extended Alpha
--------------------------------------------------------------------------------------------------------------------------

Threadneedle International  None               --             --          --           --              0            0
Opportunity
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------




      * Represents brokerage clearing fees.
    (1) Affiliate of UBS Global Asset Management, a subadviser.
    (2) Affiliate of American Century, a subadviser.
    (3) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.
    (4) Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
    (5) Affiliate of AllianceBernstein, a subadviser.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

    (c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


    (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


    (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



    (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



    (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



    (h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



    (i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



    (j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



    (k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



    (l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



    (m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - June 29, 2009                      Page 54

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1. All expenses of a fund, including the management fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
     Class A                                   $  186,970,729         22,677,468                $ 8.24
     Class B                                       27,939,305          3,394,885                  8.23
     Class C                                        9,281,940          1,126,721                  8.24
     Class R4                                           8,257              1,000                  8.26
-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
     Class A                                      164,090,568         21,598,784                  7.60
     Class B                                       18,998,046          2,503,256                  7.59
     Class C                                        7,980,635          1,051,482                  7.59
     Class R4                                         103,837             13,670                  7.60
-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
     Class A                                      338,875,864         43,137,952                  7.86
     Class B                                       40,992,857          5,230,164                  7.84
     Class C                                       14,003,542          1,784,927                  7.85
     Class R4                                          14,829              1,885                  7.87
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                      294,773,096         45,416,245                  6.49
     Class B                                       56,863,918          8,803,125                  6.46
     Class C                                       11,330,376          1,765,176                  6.42
     Class R4                                         141,064             21,713                  6.50
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
     Class A                                      145,919,328         17,150,019                  8.51
     Class B                                       41,589,703          4,905,272                  8.48
     Class C                                       10,602,340          1,249,604                  8.48
     Class R4                                          20,746              2,461                  8.43
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
     Class A                                      664,054,374         87,640,367                  7.58
     Class B                                      144,798,038         19,199,873                  7.54
     Class C                                       33,449,418          4,433,154                  7.55
     Class R4                                          78,368             10,348                  7.57
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                      644,510,105         91,887,421                  7.01
     Class B                                      130,075,493         18,628,806                  6.98
     Class C                                       26,360,644          3,778,666                  6.98
     Class R4                                         558,316             79,497                  7.02
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
     Class A                                      257,155,177         32,046,209                  8.02
     Class B                                       60,844,849          7,606,644                  8.00
     Class C                                       15,772,351          1,971,183                  8.00
     Class R4                                          25,381              3,177                  7.99
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
     Class A                                      245,908,353         40,787,041                  6.03
     Class B                                       45,514,660          7,624,879                  5.97
     Class C                                        9,263,309          1,558,801                  5.94
     Class R4                                          74,311             12,287                  6.05

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 55

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index
     Class D                                   $   21,470,665          7,875,153                $ 2.73
     Class E                                       87,567,351         32,008,961                  2.74
-----------------------------------------------------------------------------------------------------------------
Small Company Index
     Class A                                      280,601,738         99,425,503                  2.82
     Class B                                       50,844,680         22,379,419                  2.27
     Class R4                                       4,364,248          1,490,973                  2.93
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                      450,712,507         68,890,198                  6.54
     Class B                                       50,134,973          7,632,829                  6.57
     Class C                                        3,102,757            477,818                  6.49
     Class I                                            3,591                548                  6.55
     Class R2                                           2,447                374                  6.54
     Class R3                                         107,204             16,368                  6.55
     Class R4                                       4,173,423            636,556                  6.56
     Class R5                                           2,447                374                  6.54
     Class W                                            2,484                380                  6.54
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth
     Class A                                       38,606,437         17,175,057                  2.25
     Class B                                       11,644,484          5,603,218                  2.08
     Class C                                        1,632,974            785,175                  2.08
     Class I                                       30,343,515         13,031,926                  2.33
     Class R2                                           2,156                951                  2.27
     Class R3                                           2,169                951                  2.28
     Class R4                                          53,805             23,512                  2.29
     Class R5                                           2,183                951                  2.30
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining
     Class A                                       94,319,611         10,433,590                  9.04
     Class B                                       12,722,723          1,541,104                  8.26
     Class C                                        2,257,212            278,920                  8.09
     Class I                                            9,068                989                  9.17
     Class R4                                          73,212              7,985                  9.17
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage
     Class A                                       98,550,562         41,364,743                  2.38
     Class B                                       18,095,864          8,635,167                  2.10
     Class C                                        2,142,495          1,021,091                  2.10
     Class I                                            3,701              1,484                  2.49
     Class R2                                           1,649                679                  2.43
     Class R3                                           1,660                679                  2.44
     Class R4                                          19,818              8,014                  2.47
     Class R5                                           1,671                679                  2.46
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity
     Class A                                       27,439,148          2,402,528                 11.42
     Class B                                        1,599,194            141,516                 11.30
     Class C                                        1,341,742            118,740                 11.30
     Class I                                        3,232,961            281,691                 11.48
     Class R5                                           5,735                500                 11.47
-----------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure
     Class A                                       50,777,415          4,371,521                 11.62
     Class B                                        4,017,674            346,389                 11.60
     Class C                                        2,722,636            234,730                 11.60
     Class I                                       12,377,893          1,064,623                 11.63
     Class R2                                          11,607              1,000                 11.61
     Class R3                                          11,614              1,000                 11.61
     Class R4                                          22,600              1,945                 11.62
     Class R5                                          11,626              1,000                 11.63

-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 56

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010
     Class A                                   $    3,095,956            447,244                $ 6.92
     Class R2                                           3,240                468                  6.92
     Class R3                                           3,240                468                  6.92
     Class R4                                           3,242                468                  6.93
     Class R5                                           3,243                468                  6.93
     Class Y                                        4,703,534            678,609                  6.93
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015
     Class A                                        4,840,029            712,731                  6.79
     Class R2                                           3,164                465                  6.80
     Class R3                                           3,163                465                  6.80
     Class R4                                           3,164                465                  6.80
     Class R5                                           3,167                465                  6.81
     Class Y                                       13,012,797          1,910,356                  6.81
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020
     Class A                                        3,732,214            589,755                  6.33
     Class R2                                           8,994              1,416                  6.35
     Class R3                                           2,948                464                  6.35
     Class R4                                           2,948                464                  6.35
     Class R5                                           2,952                464                  6.36
     Class Y                                       14,824,867          2,331,930                  6.36
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025
     Class A                                        2,261,901            361,260                  6.26
     Class R2                                          15,488              2,472                  6.27
     Class R3                                           2,929                466                  6.29
     Class R4                                           2,936                465                  6.31
     Class R5                                           2,936                465                  6.31
     Class Y                                       18,489,701          2,936,299                  6.30
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030
     Class A                                        4,733,464            752,794                  6.29
     Class R2                                           7,048              1,118                  6.30
     Class R3                                           2,927                464                  6.31
     Class R4                                           2,923                464                  6.30
     Class R5                                           2,926                464                  6.31
     Class Y                                       18,044,906          2,860,073                  6.31
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035
     Class A                                        1,296,313            208,303                  6.22
     Class R2                                           2,910                467                  6.23
     Class R3                                           2,912                467                  6.24
     Class R4                                           2,912                467                  6.24
     Class R5                                           2,915                467                  6.24
     Class Y                                       13,096,274          2,097,551                  6.24
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040
     Class A                                        1,247,058            206,572                  6.04
     Class R2                                           8,314              1,373                  6.06
     Class R3                                          19,225              3,175                  6.06
     Class R4                                           2,811                464                  6.06
     Class R5                                           2,814                464                  6.06
     Class Y                                        8,534,956          1,407,503                  6.06
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045
     Class A                                        1,182,765            191,544                  6.17
     Class R2                                           2,883                466                  6.19
     Class R3                                           2,883                466                  6.19
     Class R4                                           2,883                466                  6.19
     Class R5                                           2,885                466                  6.19
     Class Y                                        7,820,301          1,262,765                  6.19

-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 57

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond
     Class A                                   $1,133,624,554        414,428,945                $ 2.74
     Class B                                      173,554,717         63,456,498                  2.74
     Class C                                       18,643,745          6,860,137                  2.72
     Class I                                       72,462,449         26,516,567                  2.73
     Class R2                                           8,713              3,175                  2.74
     Class R3                                           4,652              1,695                  2.74
     Class R4                                         919,275            336,077                  2.74
     Class R5                                           4,640              1,695                  2.74
     Class W                                       22,509,875          8,291,217                  2.71
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth
     Class A                                      397,989,258         37,586,201                 10.59
     Class B                                       80,526,824          7,903,728                 10.19
     Class C                                        3,063,824            300,672                 10.19
     Class I                                      142,475,018         13,230,406                 10.77
     Class R2                                          98,864              9,311                 10.62
     Class R3                                           6,106                572                 10.67
     Class R4                                         194,176             18,142                 10.70
     Class R5                                           6,131                572                 10.72
-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value
     Class A                                      648,273,411        107,013,817                  6.06
     Class B                                      161,959,464         27,725,640                  5.84
     Class C                                       15,456,453          2,634,236                  5.87
     Class I                                      158,842,048         25,935,802                  6.12
     Class R4                                         756,584            123,925                  6.11
-----------------------------------------------------------------------------------------------------------------
Partners Select Value
     Class A                                      322,819,045         66,170,721                  4.88
     Class B                                       76,607,986         16,502,135                  4.64
     Class C                                        6,664,913          1,436,484                  4.64
     Class I                                       20,062,162          4,037,490                  4.97
     Class R4                                          79,781             16,172                  4.93
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity
     Class A                                      196,047,618         36,467,629                  5.38
     Class B                                       25,634,234          5,074,867                  5.05
     Class C                                        2,237,185            443,555                  5.04
     Class I                                            9,369              1,724                  5.43
     Class R4                                       3,201,957            586,546                  5.46
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
     Class A                                      365,495,630         77,217,068                  4.73
     Class B                                      128,472,761         28,915,951                  4.44
     Class C                                       10,463,204          2,349,002                  4.45
     Class I                                       15,384,753          3,159,844                  4.87
     Class R2                                         234,161             49,214                  4.76
     Class R3                                           5,675              1,183                  4.80
     Class R4                                         248,829             51,701                  4.81
     Class R5                                       9,191,753          1,907,742                  4.82
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
     Class A                                      539,251,179        113,827,935                  4.74
     Class B                                      158,544,398         33,462,620                  4.74
     Class C                                        9,625,747          2,031,863                  4.74
     Class I                                       92,658,581         19,540,682                  4.74
     Class R4                                       4,755,371          1,003,265                  4.74
     Class W                                            4,986              1,053                  4.74

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 58

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
     Class A                                   $   95,365,293         19,102,220                $ 4.99
     Class B                                       33,665,806          6,741,320                  4.99
     Class C                                        4,185,697            838,003                  4.99
     Class I                                      221,547,618         44,419,486                  4.99
     Class R4                                      42,429,496          8,505,084                  4.99
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity
     Class A                                    1,166,836,238        151,153,162                  7.72
     Class B                                      171,162,689         22,320,646                  7.67
     Class C                                       21,336,365          2,787,614                  7.65
     Class I                                      196,677,710         25,428,411                  7.73
     Class R2                                             N/A                N/A                   N/A
     Class R3                                             N/A                N/A                   N/A
     Class R4                                         884,486            114,314                  7.74
     Class R5                                             N/A                N/A                   N/A
     Class W                                            4,393                568                  7.73
-----------------------------------------------------------------------------------------------------------------
Real Estate
     Class A                                       86,019,287          7,529,295                 11.42
     Class B                                       14,247,297          1,256,751                 11.34
     Class C                                        1,419,450            125,279                 11.33
     Class I                                      113,290,977          9,895,570                 11.45
     Class R4                                         109,251              9,603                 11.38
     Class W                                            3,128                275                 11.37
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                    4,728,063,840      4,735,985,483                  1.00
     Class B                                       85,972,944         86,123,177                  1.00
     Class C                                        7,698,464          7,709,484                  1.00
     Class I                                       86,515,821         86,572,983                  1.00
     Class R5                                           4,990              5,000                  1.00
     Class W                                       38,283,118         38,307,096                  1.00
     Class Y                                       33,285,660         33,299,232                  1.00
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity
     Class A                                    1,067,408,739        181,520,585                  5.88
     Class B                                       35,383,368          6,102,723                  5.80
     Class C                                        2,787,743            482,134                  5.78
     Class I                                      391,424,906         66,059,325                  5.93
     Class R2                                           3,886                661                  5.88
     Class R3                                           3,892                661                  5.89
     Class R4                                     126,215,819         21,367,300                  5.91
     Class R5                                           3,897                661                  5.90
     Class W                                    1,355,143,677        231,124,956                  5.86
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
     Class A                                       16,737,687          1,995,771                  8.39
     Class B                                        1,001,638            121,121                  8.27
     Class C                                          162,845             19,685                  8.27
     Class I                                       15,280,626          1,816,335                  8.41
     Class R4                                          10,136              1,204                  8.42
     Class W                                        6,835,033            817,433                  8.36
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
     Class A                                       12,703,109          1,450,722                  8.76
     Class B                                          347,557             40,165                  8.65
     Class C                                           54,959              6,351                  8.65
     Class I                                       22,825,612          2,600,072                  8.78
     Class R2                                           3,982                455                  8.75
     Class R3                                           3,987                455                  8.76
     Class R4                                           8,777              1,000                  8.78
     Class R5                                           3,989                455                  8.77

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 59

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Floating Rate
     Class A                                   $  261,075,201         29,120,778                $ 8.97
     Class B                                       23,136,657          2,580,594                  8.97
     Class C                                       19,695,527          2,196,860                  8.97
     Class I                                      184,939,822         20,637,515                  8.96
     Class R4                                         183,544             20,426                  8.99
     Class R5                                           4,995                556                  8.98
     Class W                                            4,456                497                  8.97
-----------------------------------------------------------------------------------------------------------------
Growth
     Class A                                    1,590,672,418         58,435,801                 27.22
     Class B                                      189,224,073          7,631,999                 24.79
     Class C                                       13,114,426            530,243                 24.73
     Class I                                      326,363,923         11,697,509                 27.90
     Class R2                                           4,280                155                 27.61
     Class R3                                           4,286                155                 27.65
     Class R4                                      55,923,087          2,013,270                 27.78
     Class R5                                           4,290                155                 27.68
     Class W                                            4,336                157                 27.62
-----------------------------------------------------------------------------------------------------------------
Income Opportunities
     Class A                                      138,240,324         14,797,904                  9.34
     Class B                                       25,890,499          2,772,741                  9.34
     Class C                                        3,872,515            414,776                  9.34
     Class I                                       68,474,383          7,321,389                  9.35
     Class R4                                         142,584             15,216                  9.37
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
     Class A                                      222,999,226         21,714,361                 10.27
     Class B                                       36,023,542          3,509,539                 10.26
     Class C                                       10,682,613          1,040,718                 10.26
     Class I                                      402,165,599         39,165,376                 10.27
     Class R4                                          43,246              4,214                 10.26
     Class W                                      253,836,343         24,718,020                 10.27
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity
     Class A                                    3,388,815,212        750,529,476                  4.52
     Class B                                      432,695,950         98,119,285                  4.41
     Class C                                       20,752,067          4,701,508                  4.41
     Class I                                       38,943,788          8,562,931                  4.55
     Class R2                                           3,743                822                  4.55
     Class R3                                           3,749                822                  4.56
     Class R4                                     179,264,616         39,104,432                  4.58
     Class R5                                           3,789                822                  4.61
-----------------------------------------------------------------------------------------------------------------
Large Cap Value
     Class A                                       35,085,132          8,397,421                  4.18
     Class B                                        7,328,116          1,765,846                  4.15
     Class C                                          659,182            159,562                  4.13
     Class I                                       11,230,530          2,671,840                  4.20
     Class R2                                           3,187                763                  4.18
     Class R3                                           3,192                763                  4.18
     Class R4                                          21,573              5,115                  4.22
     Class R5                                           3,253                763                  4.26
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                       62,676,888          6,707,418                  9.34
     Class B                                        7,350,615            786,840                  9.34
     Class C                                        1,600,298            171,367                  9.34
     Class I                                      105,609,598         11,296,909                  9.35
     Class R4                                           9,369              1,000                  9.37
     Class W                                            4,793                512                  9.36

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 60

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                   $  172,038,905         35,097,770                $ 4.90
     Class B                                        4,711,779            961,893                  4.90
     Class C                                        2,843,385            579,342                  4.91
-----------------------------------------------------------------------------------------------------------------
Diversified Bond
     Class A                                    1,920,027,558        413,143,778                  4.65
     Class B                                      254,464,345         54,765,337                  4.65
     Class C                                       31,688,522          6,817,452                  4.65
     Class I                                      693,189,044        148,965,143                  4.65
     Class R2                                           9,610              2,067                  4.65
     Class R3                                           9,610              2,067                  4.65
     Class R4                                      75,478,505         16,261,328                  4.64
     Class R5                                           9,588              2,067                  4.64
     Class W                                      655,311,873        140,970,151                  4.65
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
     Class A                                      289,301,362         56,564,455                  5.11
     Class B                                       13,968,961          2,730,369                  5.12
     Class C                                        8,460,353          1,653,947                  5.12
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
     Class A                                       52,571,799         10,842,089                  4.85
     Class B                                        3,503,352            722,515                  4.85
     Class C                                          717,930            148,072                  4.85
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                      634,072,106         69,966,655                  9.06
     Class B                                       26,100,296          2,897,118                  9.01
     Class C                                        3,748,762            416,783                  8.99
     Class R4                                      47,215,934          5,209,145                  9.06
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth
     Class A                                       25,775,970          3,371,206                  7.65
     Class B                                        2,911,541            384,045                  7.58
     Class C                                        1,725,877            227,595                  7.58
     Class I                                      161,645,963         21,034,723                  7.68
     Class R2                                           7,654              1,000                  7.65
     Class R3                                           7,669              1,000                  7.67
     Class R4                                          22,347              2,910                  7.68
     Class R5                                           7,680              1,000                  7.68
     Class W                                            4,387                573                  7.66
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value
     Class A                                          394,708             43,191                  9.14
     Class B                                           19,345              2,120                  9.13
     Class C                                            9,124              1,000                  9.12
     Class I                                        8,359,169            914,414                  9.14
     Class R2                                           9,129              1,000                  9.13
     Class R3                                           9,134              1,000                  9.13
     Class R4                                           9,138              1,000                  9.14
     Class R5                                           9,142              1,000                  9.14
     Class W                                            9,135              1,000                  9.14

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 61

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
     Class A                                   $4,504,417,578        483,974,117                $ 9.31
     Class B                                      633,359,809         67,927,974                  9.32
     Class C                                       93,320,596         10,037,632                  9.30
     Class I                                      189,996,681         20,429,835                  9.30
     Class R2                                       7,727,583            832,912                  9.28
     Class R3                                     108,542,942         11,676,683                  9.30
     Class R4                                     182,738,003         19,618,165                  9.31
     Class R5                                      45,588,984          4,896,103                  9.31
     Class W                                            3,363                361                  9.32
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
     Class A                                    1,745,361,398        244,325,635                  7.14
     Class B                                      164,379,864         23,826,489                  6.90
     Class C                                       54,137,367          7,844,791                  6.90
     Class I                                       15,525,593          2,138,378                  7.26
     Class R2                                      10,456,777          1,468,157                  7.12
     Class R3                                      30,952,140          4,330,118                  7.15
     Class R4                                     270,774,444         37,623,411                  7.20
     Class R5                                      65,029,360          9,020,432                  7.21
     Class W                                            3,638                506                  7.19
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation
     Class A                                    1,437,164,150        157,978,918                  9.10
     Class B                                      169,089,504         18,763,641                  9.01
     Class C                                       59,278,791          6,608,282                  8.97
     Class I                                            3,946                434                  9.09
     Class R2                                           3,946                434                  9.09
     Class R3                                           3,946                434                  9.09
     Class R4                                       6,812,658            748,545                  9.10
     Class R5                                           3,946                434                  9.09
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation
     Class A                                      148,194,341         16,594,182                  8.93
     Class B                                       18,190,751          2,036,698                  8.93
     Class C                                        5,807,175            650,672                  8.92
     Class R2                                           4,797                537                  8.93
     Class R3                                           4,797                537                  8.93
     Class R4                                           4,797                537                  8.93
     Class R5                                           4,797                537                  8.93
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income
     Class A                                      175,659,037         17,625,597                  9.97
     Class B                                        3,268,605            328,166                  9.96
     Class C                                        9,463,358            951,266                  9.95
     Class I                                      202,106,353         20,252,851                  9.98
     Class R4                                          21,219              2,128                  9.97
     Class R5                                           9,399                942                  9.98
     Class W                                      303,933,095         30,493,927                  9.97
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity
     Class A                                       56,469,388          9,374,248                  6.02
     Class B                                        9,774,655          1,653,855                  5.91
     Class C                                        1,125,907            190,230                  5.92
     Class I                                      103,041,181         16,963,698                  6.07
     Class R2                                           3,062                509                  6.02
     Class R3                                           3,064                509                  6.02
     Class R4                                          60,625              9,985                  6.07
     Class R5                                           3,068                509                  6.03
     Class W                                      249,098,785         41,391,645                  6.02

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 62

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
     Class A                                   $    9,670,545          1,370,967                $ 7.05
     Class B                                        1,178,353            167,178                  7.05
     Class C                                          190,923             27,123                  7.04
     Class I                                       65,282,310          9,254,282                  7.05
     Class R4                                          14,966              2,122                  7.05
     Class W                                      104,386,031         14,813,074                  7.05
-----------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                      248,748,168         40,394,613                  6.16
     Class B                                       42,399,524          6,810,424                  6.23
     Class C                                        4,294,941            695,288                  6.18
     Class I                                      205,797,902         33,497,669                  6.14
     Class R4                                         118,425             19,229                  6.16
     Class W                                      135,156,943         21,988,540                  6.15
-----------------------------------------------------------------------------------------------------------------
Global Technology
     Class A                                       68,868,177         41,145,420                  1.67
     Class B                                       15,072,741         10,575,597                  1.43
     Class C                                        1,965,181          1,374,828                  1.43
     Class I                                            4,802              2,785                  1.72
     Class R4                                          80,257             47,182                  1.70
-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth
     Class A                                      190,233,626         40,703,983                  4.67
     Class B                                       29,647,619          6,606,389                  4.49
     Class C                                        3,212,928            717,874                  4.48
     Class I                                      155,259,864         32,753,046                  4.74
     Class R4                                         549,030            116,504                  4.71
-----------------------------------------------------------------------------------------------------------------
Partners International Select Value
     Class A                                      659,380,574        131,334,112                  5.02
     Class B                                      112,548,353         23,561,229                  4.78
     Class C                                       12,609,706          2,647,530                  4.76
     Class I                                       95,735,708         18,694,350                  5.12
     Class R4                                         557,748            109,344                  5.10
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap
     Class A                                       27,160,173          7,106,419                  3.82
     Class B                                        4,963,699          1,344,161                  3.69
     Class C                                          450,022            122,028                  3.69
     Class I                                       14,279,407          3,686,270                  3.87
     Class R4                                       1,481,699            383,999                  3.86
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                      250,088,197         50,453,378                  4.96
     Class B                                       28,179,486          6,354,512                  4.43
     Class C                                        3,162,935            711,847                  4.44
     Class I                                            7,972              1,558                  5.12
     Class R4                                         782,170            152,215                  5.14
     Class R5                                           2,746                535                  5.13
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                       57,915,534         14,934,494                  3.88
     Class B                                       10,080,353          2,636,641                  3.82
     Class C                                          954,195            250,456                  3.81
     Class I                                            5,191              1,336                  3.89
     Class R4                                          13,097              3,360                  3.90

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 63

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                   $  380,429,958         73,040,390                $ 5.21
     Class B                                       42,166,196          8,654,662                  4.87
     Class C                                        4,754,813            985,451                  4.83
     Class I                                            3,498                666                  5.25
     Class R2                                           3,314                634                  5.23
     Class R3                                           3,322                634                  5.24
     Class R4                                       5,067,319            963,574                  5.26
     Class R5                                           3,329                634                  5.25
     Class W                                            3,342                639                  5.23
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income
     Class A                                        5,428,904            749,581                  7.24
     Class B                                          648,517             89,630                  7.24
     Class C                                           57,726              7,976                  7.24
     Class I                                        3,573,485            493,000                  7.25
     Class R2                                           7,248              1,000                  7.25
     Class R3                                           7,250              1,000                  7.25
     Class R4                                           8,696              1,199                  7.25
     Class R5                                           7,248              1,000                  7.25
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha
     Class A                                        2,207,567            158,009                 13.97
     Class B                                          238,583             17,116                 13.94
     Class C                                           93,733              6,724                 13.94
     Class I                                        3,445,776            246,500                 13.98
     Class R2                                           6,979                500                 13.96
     Class R3                                           6,984                500                 13.97
     Class R4                                          23,241              1,663                 13.98
     Class R5                                           6,988                500                 13.98
Threadneedle International Opportunity
     Class A                                      248,481,494         38,086,295                  6.52
     Class B                                       26,534,037          4,183,815                  6.34
     Class C                                        1,937,373            308,820                  6.27
     Class I                                       72,732,880         11,020,753                  6.60
     Class R2                                           3,285                496                  6.62
     Class R3                                           3,293                496                  6.64
     Class R4                                         167,848             25,145                  6.68
     Class R5                                           3,299                496                  6.65
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
     Class A                                       67,541,537         13,860,690                  4.87
     Class B                                        4,766,940            979,243                  4.87
     Class C                                        2,312,311            475,008                  4.87
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     Class A                                      348,889,713         66,587,189                  5.24
     Class B                                       44,292,642         10,090,767                  4.39
     Class C                                        2,596,534            591,200                  4.39
     Class I                                       53,382,926          9,727,776                  5.49
     Class R4                                       2,610,805            484,792                  5.39
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                      583,790,472        173,452,947                  3.37
     Class B                                       19,621,893          5,829,378                  3.37
     Class C                                        5,593,015          1,661,152                  3.37
-----------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income
     Class A                                    2,135,093,331        574,689,338                  3.72
     Class B                                       53,720,142         14,466,113                  3.71
     Class C                                       12,329,720          3,317,475                  3.72
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           138,915,998        138,948,951                  1.00
-----------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2009                      Page 64

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. A fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.



Statement of Additional Information - June 29, 2009                      Page 65

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.


Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.


In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the website as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on its website each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.



From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Bowne, Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example,



Statement of Additional Information - June 29, 2009                      Page 66
applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.



Statement of Additional Information - June 29, 2009                      Page 67

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board


Statement of Additional Information - June 29, 2009                      Page 68
sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain funds may invest in shares of other funds in the RiverSource Family of Funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - June 29, 2009                      Page 69

INVESTING IN A FUND

SALES CHARGE

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                     TABLE 9. CLASS A INITIAL SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         Fund-of-funds - fixed
                                                       income, State tax-exempt
                                                      fixed income, Taxable fixed
                         Balanced, Equity, Fund-of-    income, Tax-exempt fixed
                               funds - equity                   income
                       ----------------------------------------------------------
     Fund category                 Sales charge(a) as a percentage of:
---------------------------------------------------------------------------------
                            PUBLIC                       Public
                           OFFERING     Net amount      offering      Net amount
  TOTAL MARKET VALUE       PRICE(b)      invested       price(b)       invested
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or
  more(c),(d)               0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

-----------------------------------------------------------------------------------------
                                          SALES CHARGE(a) as a
                                              Percentage of         Sales Charge(a) as a
                                             Public Offering            Percentage of
          TOTAL MARKET VALUE                    Price(b)             Net Amount Invested
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more(c),(d)                         0.00%                     0.00%
-----------------------------------------------------------------------------------------



    (a) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    (b) Purchase price includes the sales charge.

    (c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

    (d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.



Statement of Additional Information - June 29, 2009                      Page 70

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 10. PUBLIC OFFERING PRICE


                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Income Builder Basic Income                         $ 8.24           0.9525          $ 8.65
----------------------------------------------------------------------------------------------
Income Builder Enhanced Income                        7.60           0.9525            7.98
----------------------------------------------------------------------------------------------
Income Builder Moderate Income                        7.86           0.9525            8.25
----------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                          6.49           0.9425            6.89
----------------------------------------------------------------------------------------------
Portfolio Builder Conservative                        8.51           0.9525            8.93
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate                            7.58           0.9425            8.04
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                 7.01           0.9425            7.44
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative               8.02           0.9525            8.42
----------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                        6.03           0.9425            6.40
----------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                           2.73      No sales charge        2.73
----------------------------------------------------------------------------------------------
Small Company Index                                   2.82           0.9425            2.99
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                                          6.54           0.9425            6.94
----------------------------------------------------------------------------------------------
Partners Small Cap Growth                             2.25           0.9425            2.39
----------------------------------------------------------------------------------------------
Precious Metals and Mining                            9.04           0.9425            9.59
----------------------------------------------------------------------------------------------
Small Cap Advantage                                   2.38           0.9425            2.53
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                             11.42           0.9425           12.12
----------------------------------------------------------------------------------------------
Recovery and Infrastructure                          11.62           0.9425           12.33
----------------------------------------------------------------------------------------------
Retirement Plus 2010                                  6.92           0.9425            7.34
----------------------------------------------------------------------------------------------
Retirement Plus 2015                                  6.79           0.9425            7.20
----------------------------------------------------------------------------------------------
Retirement Plus 2020                                  6.33           0.9425            6.72
----------------------------------------------------------------------------------------------
Retirement Plus 2025                                  6.26           0.9425            6.64
----------------------------------------------------------------------------------------------
Retirement Plus 2030                                  6.29           0.9425            6.67
----------------------------------------------------------------------------------------------
Retirement Plus 2035                                  6.22           0.9425            6.60
----------------------------------------------------------------------------------------------
Retirement Plus 2040                                  6.04           0.9425            6.41
----------------------------------------------------------------------------------------------
Retirement Plus 2045                                  6.17           0.9425            6.55
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
High Yield Bond                                       2.74           0.9525            2.88
----------------------------------------------------------------------------------------------
Partners Aggressive Growth                           10.59           0.9425           11.24
----------------------------------------------------------------------------------------------
Partners Fundamental Value                            6.06           0.9425            6.43
----------------------------------------------------------------------------------------------
Partners Select Value                                 4.88           0.9425            5.18
----------------------------------------------------------------------------------------------
Partners Small Cap Equity                             5.38           0.9425            5.71
----------------------------------------------------------------------------------------------
Partners Small Cap Value                              4.73           0.9425            5.02
----------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4.74           0.9700            4.89
----------------------------------------------------------------------------------------------
U.S. Government Mortgage                              4.99           0.9525            5.24

----------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 71

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                                $ 7.72           0.9425          $ 8.19
----------------------------------------------------------------------------------------------
Real Estate                                          11.42           0.9425           12.12
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
Cash Management                                       1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

Disciplined Equity                                    5.88           0.9425            6.24
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  8.39           0.9425            8.90
----------------------------------------------------------------------------------------------

Disciplined Small Cap Value                           8.76           0.9425            9.29
----------------------------------------------------------------------------------------------
Floating Rate                                         8.97           0.9700            9.25
----------------------------------------------------------------------------------------------

Growth                                               27.22           0.9425           28.88
----------------------------------------------------------------------------------------------
Income Opportunities                                  9.34           0.9525            9.81
----------------------------------------------------------------------------------------------

Inflation Protected Securities                       10.27           0.9700           10.59
----------------------------------------------------------------------------------------------
Large Cap Equity                                      4.52           0.9425            4.80
----------------------------------------------------------------------------------------------

Large Cap Value                                       4.18           0.9425            4.44
----------------------------------------------------------------------------------------------
Limited Duration Bond                                 9.34           0.9700            9.63
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
California Tax-Exempt                                 4.90           0.9525            5.14
----------------------------------------------------------------------------------------------
Diversified Bond                                      4.65           0.9525            4.88
----------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                  5.11           0.9525            5.36
----------------------------------------------------------------------------------------------
New York Tax-Exempt                                   4.85           0.9525            5.09
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                              9.06           0.9425            9.61
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                          7.65           0.9425            8.12
----------------------------------------------------------------------------------------------
Disciplined Large Cap Value                           9.14           0.9425            9.70
----------------------------------------------------------------------------------------------
Diversified Equity Income                             9.31           0.9425            9.88
----------------------------------------------------------------------------------------------
Mid Cap Value                                         7.14           0.9425            7.58
----------------------------------------------------------------------------------------------
Strategic Allocation                                  9.10           0.9425            9.66
----------------------------------------------------------------------------------------------
Strategic Income Allocation                           8.93           0.9525            9.38
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Absolute Return Currency and Income                   9.97           0.9700           10.28
----------------------------------------------------------------------------------------------
Disciplined International Equity                      6.02           0.9425            6.39
----------------------------------------------------------------------------------------------
Emerging Markets Bond                                 7.05           0.9525            7.40
----------------------------------------------------------------------------------------------
Global Bond                                           6.16           0.9525            6.47
----------------------------------------------------------------------------------------------
Global Technology                                     1.67           0.9425            1.77
----------------------------------------------------------------------------------------------
Partners International Select Growth                  4.67           0.9425            4.95
----------------------------------------------------------------------------------------------
Partners International Select Value                   5.02           0.9425            5.33
----------------------------------------------------------------------------------------------
Partners International Small Cap                      3.82           0.9425            4.05
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                         4.96           0.9425            5.26
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          3.88           0.9425            4.12
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            5.21           0.9425            5.53
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                     7.24           0.9425            7.68
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                   13.97           0.9425           14.82
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity                6.52           0.9425            6.92

----------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 72

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                             $ 4.87           0.9700          $ 5.02
----------------------------------------------------------------------------------------------
Mid Cap Growth                                        5.24           0.9425            5.56
----------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       3.37           0.9525            3.54
----------------------------------------------------------------------------------------------
Tax-Exempt High Income                                3.72           0.9525            3.91
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------



CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A shares and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by ROA as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of money market funds unless they are subsequently exchanged to Class A shares of a fund within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS A SHARES
Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

    - shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

    - participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

    - to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

    - plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus's (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.



Statement of Additional Information - June 29, 2009                      Page 73

    - to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" for which Charles Schwab & Co., Inc. acts as broker dealer.

    - to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

    - to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

    - to other investment companies in the RiverSource Family of Funds pursuant to a "fund of funds" arrangement.

CLASS B SHARES
Class B shares have a CDSC for six years. Class B shares purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the eighth year of ownership.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

    - for shares of Seligman funds in retail retirement plans sold to Merrill to which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan

    - for shares of RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

     - at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     - selling under an approved substantially equal periodic payment arrangement.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan and for shares of RiverSource funds held in tax-sheltered custodial accounts where Ameriprise Trust Company is the custodian, in cases where the sale is not a full liquidation of the Qualified Plan Account, and in cases where the sale is a full liquidation of a Qualified Plan Account held for the benefit of multiple plan participants, but the full liquidation is not the result of a mutual fund line-up (plan investment option) change or plan termination.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a


Statement of Additional Information - June 29, 2009                      Page 74
distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.



Statement of Additional Information - June 29, 2009                      Page 75

Each RiverSource fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the RiverSource fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the RiverSource fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the RiverSource fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a RiverSource fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.




Statement of Additional Information - June 29, 2009                      Page 76

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER



                                     TOTAL          AMOUNT        AMOUNT          AMOUNT          AMOUNT         AMOUNT
                                  CAPITAL LOSS     EXPIRING      EXPIRING        EXPIRING        EXPIRING       EXPIRING
FUND                               CARRYOVERS      IN 2009        IN 2010         IN 2011         IN 2012        IN 2013
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income       $  8,559,573        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income    $ 13,065,266        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income    $ 19,970,659        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive      $ 10,806,229        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative    $    192,230        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        $ 10,391,694        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                        $ 13,834,899        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                      $  2,290,537        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity    $ 11,256,800        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     $  5,965,014        $0         $942,797           $0              $0         $2,640,220
--------------------------------------------------------------------------------------------------------------------------
Small Company Index               $ 22,588,242        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                      $102,840,472        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth         $ 46,052,763        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining        $ 27,030,083        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               $146,526,808        $0         $      0           $0              $0         $        0
--------------------------------------------------------------------------------------------------------------------------
                                   AMOUNT        AMOUNT        AMOUNT        AMOUNT          AMOUNT
                                  EXPIRING      EXPIRING      EXPIRING      EXPIRING        EXPIRING
FUND                               IN 2014       IN 2015       IN 2016       IN 2017        IN 2018
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------
Income Builder Basic Income       $      0       $     0         $0        $ 2,942,103    $  5,617,470
-------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income    $      0       $     0         $0        $ 5,920,892    $  7,144,374
-------------------------------------------------------------------------------------------------------
Income Builder Moderate Income    $      0       $     0         $0        $ 7,376,558    $ 12,594,101
-------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive      $      0       $     0         $0        $ 2,936,474    $  7,869,755
-------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative    $      0       $     0         $0        $         0    $    192,230
-------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        $      0       $     0         $0        $ 7,597,638    $  2,794,056
-------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                        $      0       $     0         $0        $ 1,997,917    $ 11,836,982
-------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                      $      0       $     0         $0        $ 1,062,939    $  1,227,598
-------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity    $      0       $     0         $0        $ 3,787,911    $  7,468,889
-------------------------------------------------------------------------------------------------------
S&P 500 Index                     $235,890       $66,065         $0        $         0    $  2,080,042
-------------------------------------------------------------------------------------------------------
Small Company Index               $      0       $     0         $0        $         0    $ 22,588,242
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------
Equity Value                      $      0       $     0         $0        $25,779,763    $ 77,060,709
-------------------------------------------------------------------------------------------------------
Partners Small Cap Growth         $      0       $     0         $0        $12,606,381    $ 33,446,382
-------------------------------------------------------------------------------------------------------
Precious Metals and Mining        $      0       $     0         $0        $16,291,615    $ 10,738,468
-------------------------------------------------------------------------------------------------------
Small Cap Advantage               $      0       $     0         $0        $26,058,315    $120,468,493
-------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2009                      Page 77

                                TOTAL          AMOUNT        AMOUNT          AMOUNT           AMOUNT         AMOUNT        AMOUNT
                             CAPITAL LOSS     EXPIRING      EXPIRING        EXPIRING         EXPIRING       EXPIRING      EXPIRING
FUND                          CARRYOVERS      IN 2009        IN 2010         IN 2011         IN 2012         IN 2013       IN 2014
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity      $8,822,619         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Recovery and
Infrastructure                $        0         --            --              --               --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010          $2,839,371         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015          $3,165,812         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020          $4,016,808         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025          $3,000,254         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030          $1,777,786         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035          $  900,438         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040          $  622,124         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045          $  301,915         $0            $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
                              AMOUNT        AMOUNT        AMOUNT          AMOUNT
                             EXPIRING      EXPIRING      EXPIRING       EXPIRING
FUND                          IN 2015       IN 2016       IN 2017        IN 2018
------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------
120/20 Contrarian Equity        $0            $0        $3,090,734      $5,731,885
------------------------------------------------------------------------------------
Recovery and
Infrastructure                  --            --                --              --
------------------------------------------------------------------------------------
Retirement Plus 2010            $0            $0          $428,181      $2,411,190
------------------------------------------------------------------------------------
Retirement Plus 2015            $0            $0          $704,342      $2,461,470
------------------------------------------------------------------------------------
Retirement Plus 2020            $0            $0          $502,050      $3,514,758
------------------------------------------------------------------------------------
Retirement Plus 2025            $0            $0          $662,473      $2,337,781
------------------------------------------------------------------------------------
Retirement Plus 2030            $0            $0          $623,604      $1,154,182
------------------------------------------------------------------------------------
Retirement Plus 2035            $0            $0          $312,553        $587,885
------------------------------------------------------------------------------------
Retirement Plus 2040            $0            $0          $370,260        $251,864
------------------------------------------------------------------------------------
Retirement Plus 2045            $0            $0           $84,212        $217,703
------------------------------------------------------------------------------------






                                TOTAL          AMOUNT        AMOUNT          AMOUNT           AMOUNT         AMOUNT        AMOUNT
                             CAPITAL LOSS    EXPIRING       EXPIRING        EXPIRING        EXPIRING        EXPIRING      EXPIRING
FUND                          CARRYOVERS      IN 2008        IN 2009         IN 2010         IN 2011         IN 2012       IN 2013
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             $1,376,549,063       $0       $226,001,198    $517,121,802     $552,664,309             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Partners
Aggressive
Growth                      $1,129,815,010       $0       $763,613,904    $315,348,051      $23,741,111    $27,111,944            $0
------------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental
Value                       $            0       --                 --              --               --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Partners Select Value       $   15,718,808       $0                 $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   $   20,350,484       $0                 $0     $14,147,440               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    $    5,425,972       $0                 $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government             $  183,673,285       $0       $117,356,906              $0               $0             $0   $36,267,962
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    $      210,465       $0                 $0              $0               $0             $0            $0
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity        $  343,927,468       $0                 $0              $0     $343,927,468             $0            $0
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                 $            0       --                 --              --               --             --            --
------------------------------------------------------------------------------------------------------------------------------------
                              AMOUNT        AMOUNT        AMOUNT          AMOUNT
                             EXPIRING      EXPIRING      EXPIRING       EXPIRING
FUND                          IN 2014       IN 2015       IN 2016        IN 2017
------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------
High Yield Bond             $19,078,058           $0    $6,050,907     $55,632,789
------------------------------------------------------------------------------------
Partners
Aggressive
Growth                               $0           $0            $0              $0
------------------------------------------------------------------------------------
Partners Fundamental
Value                                --           --            --              --
------------------------------------------------------------------------------------
Partners Select Value                $0           $0            $0     $15,718,808
------------------------------------------------------------------------------------
Partners Small Cap Equity            $0           $0            $0      $6,203,044
------------------------------------------------------------------------------------
Partners Small Cap Value             $0           $0            $0      $5,425,972
------------------------------------------------------------------------------------
Short Duration
U.S. Government             $20,469,230   $9,579,187            $0              $0
------------------------------------------------------------------------------------
U.S. Government Mortgage             $0           $0            $0        $210,465
------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------
Dividend Opportunity                 $0           $0            $0              $0
------------------------------------------------------------------------------------
Real Estate                          --           --            --              --
------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2009                      Page 78

                                     TOTAL          AMOUNT        AMOUNT          AMOUNT          AMOUNT         AMOUNT
                                  CAPITAL LOSS    EXPIRING       EXPIRING        EXPIRING        EXPIRING       EXPIRING
FUND                               CARRYOVERS      IN 2008        IN 2009         IN 2010         IN 2011        IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                   $  8,101,462       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                            $ 17,293,096       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       $  3,831,834       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                     $ 17,326,421       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Growth                            $202,027,584       $ 0        $         0    $          0    $178,158,939    $         0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities              $ 12,433,543       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities    $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                  $235,009,471       $ 0        $60,717,128    $ 20,982,455    $  9,473,267    $         0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                   $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond             $  2,491,213       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt             $  1,415,210       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                  $125,823,517       $ 0        $56,247,571    $ 49,658,521    $          0    $ 5,227,159
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt              $  2,765,793       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt               $    102,852       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                          $718,823,723       $ 0        $         0    $294,910,142    $368,676,980    $24,886,878
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth      $  5,736,409       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value       $     24,253       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income         $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                     $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation              $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation       $     11,089       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
                                   AMOUNT        AMOUNT        AMOUNT        AMOUNT          AMOUNT
                                  EXPIRING      EXPIRING      EXPIRING      EXPIRING       EXPIRING
FUND                               IN 2013       IN 2014       IN 2015       IN 2016        IN 2017
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------
Cash Management                  $        0    $        0    $        0    $    6,554     $  8,094,908
-------------------------------------------------------------------------------------------------------
Disciplined Equity                       --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                           $        0    $   93,125    $   21,904    $2,186,828     $ 14,991,239
-------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value      $        0    $        0    $        0    $  554,680     $  3,277,154
-------------------------------------------------------------------------------------------------------
Floating Rate                    $        0    $        0    $   33,562    $3,488,601     $ 13,804,258
-------------------------------------------------------------------------------------------------------
Growth                           $        0    $        0    $        0    $        0     $ 23,868,645
-------------------------------------------------------------------------------------------------------
Income Opportunities             $        0    $        0    $        0    $1,946,556     $ 10,486,987
-------------------------------------------------------------------------------------------------------
Inflation Protected Securities           --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Large Cap Equity                 $        0    $        0    $        0    $        0     $143,836,621
-------------------------------------------------------------------------------------------------------
Large Cap Value                          --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Limited Duration Bond            $        0    $        0    $2,205,797    $        0     $    285,416
-------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------
California Tax-Exempt            $        0    $        0    $        0    $  359,905     $  1,055,305
-------------------------------------------------------------------------------------------------------
Diversified Bond                 $2,996,287    $9,840,520    $        0    $        0     $  1,853,459
-------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt             $1,199,755    $  913,006    $    3,601    $        0     $    649,431
-------------------------------------------------------------------------------------------------------
New York Tax-Exempt              $        0    $        0    $        0    $    3,668     $     99,184
-------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------
Balanced                         $        0    $        0    $        0    $        0     $ 30,349,723
-------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth     $        0    $        0    $        0    $        0     $  5,736,409
-------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value      $        0    $        0    $        0    $   24,253     $          0
-------------------------------------------------------------------------------------------------------
Diversified Equity Income                --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Mid Cap Value                            --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Strategic Allocation                     --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Strategic Income Allocation      $        0    $        0    $        0    $        0     $     11,089
-------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2009                      Page 79

                                     TOTAL          AMOUNT        AMOUNT          AMOUNT          AMOUNT         AMOUNT
                                  CAPITAL LOSS     EXPIRING      EXPIRING        EXPIRING        EXPIRING       EXPIRING
FUND                               CARRYOVERS      IN 2008        IN 2009         IN 2010         IN 2011        IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
Income                            $          0        --                 --              --              --         --
--------------------------------------------------------------------------------------------------------------------------
Disciplined International
Equity                            $ 23,521,188       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond             $  2,399,388       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Global Bond                       $  6,492,562       $ 0       $          0    $  3,665,053     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Global Technology                 $348,953,680       $ 0       $250,345,326    $ 81,299,227     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Growth                            $ 57,544,459       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Value                             $          0        --                 --              --              --         --
--------------------------------------------------------------------------------------------------------------------------

Partners International Small
Cap                               $ 16,740,416       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     $  8,838,403       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      $ 45,298,067       $ 0       $ 19,489,378    $ 16,514,518     $ 5,021,215        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity        $404,243,287       $ 0       $170,490,067    $143,634,885     $30,509,951        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
Income                            $    182,867       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended
Alpha                             $    577,229       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                       $246,866,293       $ 0       $137,301,860    $ 59,231,998     $38,262,972        $ 0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           $    538,998       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    $ 21,448,607       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                   $  9,775,831       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income            $ 30,950,938       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market           $        675       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
                                   AMOUNT        AMOUNT        AMOUNT        AMOUNT          AMOUNT
                                  EXPIRING      EXPIRING      EXPIRING      EXPIRING        EXPIRING
FUND                               IN 2013       IN 2014       IN 2015       IN 2016        IN 2017
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------
Absolute Return Currency and
Income                                --              --          --                --         --
-------------------------------------------------------------------------------------------------------
Disciplined International
Equity                              $  0        $      0         $ 0       $23,521,188        $ 0
-------------------------------------------------------------------------------------------------------
Emerging Markets Bond               $  0        $      0         $ 0       $ 2,399,388        $ 0
-------------------------------------------------------------------------------------------------------
Global Bond                         $  0        $498,771         $ 0       $ 2,328,738        $ 0
-------------------------------------------------------------------------------------------------------
Global Technology                   $  0        $      0         $ 0       $17,309,127        $ 0
-------------------------------------------------------------------------------------------------------
Partners International Select
Growth                              $  0        $      0         $ 0       $57,544,459        $ 0
-------------------------------------------------------------------------------------------------------
Partners International Select
Value                                 --              --          --                --         --
-------------------------------------------------------------------------------------------------------

Partners International Small
Cap                                 $  0        $      0         $ 0       $16,740,416        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       $  0        $      0         $ 0       $ 8,838,403        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle European Equity        $  0        $      0         $ 0       $ 4,272,956        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          $  0        $      0         $ 0       $59,608,384        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
Income                              $  0        $      0         $ 0       $   182,867        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Global Extended
Alpha                               $  0        $      0         $ 0       $   577,229        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                         $  0        $      0         $ 0       $12,069,463        $ 0
-------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt             $  0        $177,580         $ 0       $   361,418        $ 0
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                      $  0        $      0         $ 0       $21,448,607        $ 0
-------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     $  0        $729,270         $ 0       $ 9,046,561        $ 0
-------------------------------------------------------------------------------------------------------
Tax-Exempt High Income              $  0        $      0         $ 0       $30,950,938        $ 0
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market             $675        $      0         $ 0       $         0        $ 0
-------------------------------------------------------------------------------------------------------


TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of


Statement of Additional Information - June 29, 2009                      Page 80
stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, "all of" a shareholder's distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren't sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.

EXCHANGES, PURCHASES AND SALES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution


Statement of Additional Information - June 29, 2009                      Page 81
has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in


Statement of Additional Information - June 29, 2009                      Page 82

December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME


                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

Income Builder Basic Income                              13.39%                    15.15%
--------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                           10.32                     14.00
--------------------------------------------------------------------------------------------------

Income Builder Moderate Income                           14.02                     16.58
--------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             36.36                     52.12
--------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            5.23                      7.20
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                               12.95                     18.45
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive                    20.91                     29.91
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative                   8.87                     12.44
--------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                           69.21                     99.47
--------------------------------------------------------------------------------------------------

S&P 500 Index                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Small Company Index                                      100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
Equity Value                                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                  0                         0
--------------------------------------------------------------------------------------------------
Precious Metals and Mining                                1.27                      7.08
--------------------------------------------------------------------------------------------------

Small Cap Advantage                                        0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                   0                         0
--------------------------------------------------------------------------------------------------
Recovery and Infrastructure                                0                         0
--------------------------------------------------------------------------------------------------
Retirement Plus 2010                                     24.54                     35.75
--------------------------------------------------------------------------------------------------
Retirement Plus 2015                                     31.08                     46.03
--------------------------------------------------------------------------------------------------
Retirement Plus 2020                                     34.11                     56.35
--------------------------------------------------------------------------------------------------
Retirement Plus 2025                                       0                         0
--------------------------------------------------------------------------------------------------
Retirement Plus 2030                                     37.40                     63.51
--------------------------------------------------------------------------------------------------
Retirement Plus 2035                                     37.91                     63.80
--------------------------------------------------------------------------------------------------
Retirement Plus 2040                                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Retirement Plus 2045                                     38.94                     64.17

--------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 83

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
High Yield Bond                                            0%                        0%
--------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                 0                         0
--------------------------------------------------------------------------------------------------
Partners Fundamental Value                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Select Value                                    28.75                     30.44
--------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  0                         0
--------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 53.50                     83.57
--------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0                         0
--------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
Dividend Opportunity                                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Real Estate                                               1.69                     15.81
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
Cash Management                                            0                         0
--------------------------------------------------------------------------------------------------
Disciplined Equity                                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                              100.00                    100.00
--------------------------------------------------------------------------------------------------
Floating Rate                                              0                         0
--------------------------------------------------------------------------------------------------
Growth                                                   100.00                    100.00
--------------------------------------------------------------------------------------------------
Income Opportunities                                       0                         0
--------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0                         0
--------------------------------------------------------------------------------------------------
Large Cap Equity                                         100.00                    100.00
--------------------------------------------------------------------------------------------------
Large Cap Value                                          100.00                    100.00
--------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
California Tax-Exempt                                      0                         0
--------------------------------------------------------------------------------------------------
Diversified Bond                                           0                         0
--------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                       0                         0
--------------------------------------------------------------------------------------------------
New York Tax-Exempt                                        0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
Balanced                                                 60.12                     64.58
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                0                         0
--------------------------------------------------------------------------------------------------
Diversified Equity Income                                100.00                    100.00
--------------------------------------------------------------------------------------------------
Mid Cap Value                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Strategic Allocation                                     52.43                     76.74
--------------------------------------------------------------------------------------------------
Strategic Income Allocation                               4.53                      3.90

--------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                      Page 84

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        0%                        0%
--------------------------------------------------------------------------------------------------
Disciplined International Equity                          0.54                     100.00
--------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0                         0
--------------------------------------------------------------------------------------------------
Global Bond                                                0                         0
--------------------------------------------------------------------------------------------------
Global Technology                                          0                         0
--------------------------------------------------------------------------------------------------
Partners International Select Growth                      6.48                     100.00
--------------------------------------------------------------------------------------------------
Partners International Select Value                        0                         0
--------------------------------------------------------------------------------------------------
Partners International Small Cap                           0                         0
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              0                         0
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                        100.00                    100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                         0                         0
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0                         0
--------------------------------------------------------------------------------------------------
Mid Cap Growth                                           25.80                     25.95
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0                         0
--------------------------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund's capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some


Statement of Additional Information - June 29, 2009                      Page 85
time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder's original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

WITHHOLDING
Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       First $0.25          0.950%                           0.950%
                                               Next 0.25            0.930
                                               Next 0.50            0.910
                                               Over 1.0             0.890

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 86

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income            First 1.0            0.890%                           0.890%
                                               Next 1.0             0.865
                                               Next 1.0             0.840
                                               Next 3.0             0.815
                                               Next 1.5             0.790
                                               Next 1.5             0.775
                                               Next 1.0             0.770
                                               Next 5.0             0.760
                                               Next 5.0             0.750
                                               Next 4.0             0.740
                                               Next 26.0            0.720
                                               Over 50.0            0.700
-------------------------------------------------------------------------------------------------------------------------------


Balanced                                       First 1.0            0.530                            0.530%
                                               Next 1.0             0.505
                                               Next 1.0             0.480
                                               Next 3.0             0.455
                                               Next 1.5             0.430
                                               Next 2.5             0.410
                                               Next 5.0             0.390
                                               Next 9.0             0.370
                                               Over 24.0            0.350
-------------------------------------------------------------------------------------------------------------------------------


California Tax-Exempt                          First 0.25           0.410                     California - 0.410%
Minnesota Tax-Exempt                           Next 0.25            0.385                      Minnesota - 0.405%
New York Tax-Exempt                            Next 0.25            0.360                      New York - 0.410%
                                               Next 0.25            0.345
                                               Next 6.5             0.320
                                               Next 2.5             0.310
                                               Next 5.0             0.300
                                               Next 9.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
-------------------------------------------------------------------------------------------------------------------------------


Cash Management                                First $1.0           0.330                            0.285%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 87

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                             First 1.0            0.600%                Disciplined Equity - 0.575%
Disciplined Large Cap Growth                   Next 1.0             0.575            Disciplined Large Cap Growth - 0.600%
Disciplined Large Cap Value                    Next 1.0             0.550             Disciplined Large Cap Value - 0.600%
Diversified Equity Income                      Next 3.0             0.525              Diversified Equity Income - 0.551%
Growth                                         Next 1.5             0.500                       Growth - 0.584%
Large Cap Equity                               Next 2.5             0.485                  Large Cap Equity - 0.562%
Large Cap Value                                Next 5.0             0.470                   Large Cap Value - 0.600%
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
-------------------------------------------------------------------------------------------------------------------------------


Disciplined International Equity               First 0.25           0.800          Disciplined International Equity - 0.790%
Threadneedle European Equity                   Next 0.25            0.775            Threadneedle European Equity - 0.800%
Threadneedle Global Equity                     Next 0.25            0.750             Threadneedle Global Equity - 0.789%
Threadneedle Global Equity Income              Next 0.25            0.725          Threadneedle Global Equity Income - 0.800%
Threadneedle International Opportunity         Next 1.0             0.700       Threadneedle International Opportunity - 0.793%
                                               Next 5.5             0.675
                                               Next 2.5             0.660
                                               Next 5.0             0.645
                                               Next 5.0             0.635
                                               Next 4.0             0.610
                                               Next 26.0            0.600
                                               Over 50.0            0.570
-------------------------------------------------------------------------------------------------------------------------------


Disciplined Small and Mid Cap Equity           First 1.0            0.700                Disciplined Small and Mid Cap
Mid Cap Growth                                 Next 1.0             0.675                       Equity - 0.700%
                                               Next 1.0             0.650                   Mid Cap Growth - 0.700%
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
-------------------------------------------------------------------------------------------------------------------------------


Disciplined Small Cap Value                    First 0.25           0.850                            0.850%
                                               Next 0.25            0.825
                                               Next 0.25            0.800
                                               Next 0.25            0.775
                                               Next 1.0             0.750
                                               Over 2.0             0.725
-------------------------------------------------------------------------------------------------------------------------------


Diversified Bond                               First $1.0           0.480                  Diversified Bond - 0.446%
Limited Duration Bond                          Next 1.0             0.455                Limited Duration Bond - 0.480%
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 88

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Dividend Opportunity                           First 0.50           0.610%                           0.584%
                                               Next 0.50            0.585
                                               Next 1.0             0.560
                                               Next 1.0             0.535
                                               Next 3.0             0.510
                                               Next 4.0             0.480
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
-------------------------------------------------------------------------------------------------------------------------------


Emerging Markets Bond                          First 0.25           0.720                Emerging Markets Bond - 0.720%
Global Bond                                    Next 0.25            0.695                     Global Bond - 0.699%
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 6.5             0.620
                                               Next 2.5             0.605
                                               Next 5.0             0.590
                                               Next 5.0             0.580
                                               Next 4.0             0.560
                                               Next 26.0            0.540
                                               Over 50.0            0.520
-------------------------------------------------------------------------------------------------------------------------------


Equity Value                                   First 0.50           0.530                            0.530%
                                               Next 0.50            0.505
                                               Next 1.0             0.480
                                               Next 1.0             0.455
                                               Next 3.0             0.430
                                               Over 6.0             0.400
-------------------------------------------------------------------------------------------------------------------------------


Floating Rate                                  First 1.0            0.610                            0.610%
Income Opportunities                           Next 1.0             0.585
                                               Next 1.0             0.560
                                               Next 3.0             0.535
                                               Next 1.5             0.510
                                               Next 1.5             0.495
                                               Next 1.0             0.470
                                               Next 5.0             0.455
                                               Next 5.0             0.445
                                               Next 4.0             0.420
                                               Next 26.0            0.405
                                               Over 50.0            0.380
-------------------------------------------------------------------------------------------------------------------------------


Global Technology                              First $0.25          0.720                            0.720%
                                               Next 0.25            0.695
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 1.0             0.620
                                               Over 2.0             0.595

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 89

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

High Yield Bond                                First 1.0            0.590%                           0.583%
                                               Next 1.0             0.565
                                               Next 1.0             0.540
                                               Next 3.0             0.515
                                               Next 1.5             0.490
                                               Next 1.5             0.475
                                               Next 1.0             0.450
                                               Next 5.0             0.435
                                               Next 5.0             0.425
                                               Next 4.0             0.400
                                               Next 26.0            0.385
                                               Over 50.0            0.360
-------------------------------------------------------------------------------------------------------------------------------


Income Builder Basic Income                    N/A                    N/A                             N/A
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
-------------------------------------------------------------------------------------------------------------------------------


Inflation Protected Securities                 First 1.0            0.440                            0.440%
                                               Next 1.0             0.415
                                               Next 1.0             0.390
                                               Next 3.0             0.365
                                               Next 1.5             0.340
                                               Next 1.5             0.325
                                               Next 1.0             0.320
                                               Next 5.0             0.310
                                               Next 5.0             0.300
                                               Next 4.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
-------------------------------------------------------------------------------------------------------------------------------


Intermediate Tax-Exempt                        First $1.0           0.390                            0.390%
                                               Next 1.0             0.365
                                               Next 1.0             0.340
                                               Next 3.0             0.315
                                               Next 1.5             0.290
                                               Next 2.5             0.280
                                               Next 5.0             0.270
                                               Next 35.0            0.260
                                               Over 50.0            0.250

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 90

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                  First 1.0            0.700%                           0.682%
                                               Next 1.0             0.675
                                               Next 1.0             0.650
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
-------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                     First 0.50           0.890                            0.885%
                                               Next 0.50            0.865
                                               Next 1.0             0.840
                                               Next 1.0             0.815
                                               Next 3.0             0.790
                                               Over 6.0             0.765
-------------------------------------------------------------------------------------------------------------------------------


Partners Fundamental Value                     First 0.50           0.730                            0.718%
                                               Next 0.50            0.705
                                               Next 1.0             0.680
                                               Next 1.0             0.655
                                               Next 3.0             0.630
                                               Over 6.0             0.600
-------------------------------------------------------------------------------------------------------------------------------


Partners International Select Growth           First 0.25           1.000                            0.992%
                                               Next 0.25            0.975
                                               Next 0.25            0.950
                                               Next 0.25            0.925
                                               Next 1.0             0.900
                                               Over 2.0             0.875
-------------------------------------------------------------------------------------------------------------------------------


Partners International Select Value            First 0.25           0.900                            0.868%
                                               Next 0.25            0.875
                                               Next 0.25            0.850
                                               Next 0.25            0.825
                                               Next 1.0             0.800
                                               Over 2.0             0.775
-------------------------------------------------------------------------------------------------------------------------------

Partners International Small Cap               First 0.25           1.120                            1.120%
                                               Next 0.25            1.095
                                               Next 0.25            1.070
                                               Next 0.25            1.045
                                               Next 1.0             1.020
                                               Over 2.0             0.995
-------------------------------------------------------------------------------------------------------------------------------


Partners Select Value                          First $0.50          0.780                            0.780%
                                               Next 0.50            0.755
                                               Next 1.0             0.730
                                               Next 1.0             0.705
                                               Next 3.0             0.680
                                               Over 6.0             0.650
-------------------------------------------------------------------------------------------------------------------------------


Partners Small Cap Equity                      First 0.25           0.970                            0.970%
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 91

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                      First 0.25           0.920%                           0.920%
                                               Next 0.25            0.895
                                               Next 0.25            0.870
                                               Next 0.25            0.845
                                               Next 1.0             0.820
                                               Over 2.0             0.795
-------------------------------------------------------------------------------------------------------------------------------


Partners Small Cap Value                       First 0.25           0.970                            0.955%
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870
-------------------------------------------------------------------------------------------------------------------------------


Precious Metals and Mining                     First 0.25           0.800                            0.800%
                                               Next 0.25            0.775
                                               Next 0.25            0.750
                                               Next 0.25            0.725
                                               Next 1.0             0.700
                                               Over 2.0             0.675
-------------------------------------------------------------------------------------------------------------------------------


Real Estate                                    First 1.0            0.840                            0.840%
                                               Next 1.0             0.815
                                               Next 1.0             0.790
                                               Next 3.0             0.765
                                               Next 6.0             0.740
                                               Next 12.0            0.730
                                               Over 24.0            0.720
-------------------------------------------------------------------------------------------------------------------------------


Recovery and Infrastructure                    First 1.0            0.650                            0.650%
                                               Next 1.0             0.600
                                               Next 4.0             0.550
                                               Over 6.0             0.500
-------------------------------------------------------------------------------------------------------------------------------


S&P 500 Index                                  First 1.0            0.220                            0.220%
                                               Next 1.0             0.210
                                               Next 1.0             0.200
                                               Next 4.5             0.190
                                               Next 2.5             0.180
                                               Next 5.0             0.170
                                               Next 9.0             0.160
                                               Next 26.0            0.140
                                               Over 50.0            0.120
-------------------------------------------------------------------------------------------------------------------------------


Short Duration U.S. Government                 First $1.0           0.480                            0.480%
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.340
                                               Next 5.0             0.325
                                               Next 5.0             0.315
                                               Next 4.0             0.290
                                               Next 26.0            0.275
                                               Over 50.0            0.250

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 92

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                            First 0.25           0.790%                           0.790%
                                               Next 0.25            0.765
                                               Next 0.25            0.740
                                               Next 0.25            0.715
                                               Next 1.0             0.690
                                               Over 2.0             0.665
-------------------------------------------------------------------------------------------------------------------------------


Small Company Index                            First 0.25           0.360                            0.357%
                                               Next 0.25            0.350
                                               Next 0.25            0.340
                                               Next 0.25            0.330
                                               Next 6.5             0.320
                                               Next 7.5             0.300
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.240
-------------------------------------------------------------------------------------------------------------------------------


Strategic Allocation                           First 1.0            0.570                            0.560%
                                               Next 1.0             0.545
                                               Next 1.0             0.520
                                               Next 3.0             0.495
                                               Next 1.5             0.470
                                               Next 2.5             0.450
                                               Next 5.0             0.430
                                               Next 9.0             0.410
                                               Over 24.0            0.390
-------------------------------------------------------------------------------------------------------------------------------


Strategic Income Allocation                    First 0.25           0.550                            0.550%
                                               Next 0.25            0.525
                                               Next 0.25            0.500
                                               Over 0.75            0.475
-------------------------------------------------------------------------------------------------------------------------------


Tax-Exempt Bond                                First 1.0            0.410                            0.410%
                                               Next 1.0             0.385
                                               Next 1.0             0.360
                                               Next 3.0             0.335
                                               Next 1.5             0.310
                                               Next 2.5             0.300
                                               Next 5.0             0.290
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.250
-------------------------------------------------------------------------------------------------------------------------------


Tax-Exempt High Income                         First $1.0           0.470                            0.454%
                                               Next 1.0             0.445
                                               Next 1.0             0.420
                                               Next 3.0             0.395
                                               Next 1.5             0.370
                                               Next 2.5             0.360
                                               Next 5.0             0.350
                                               Next 9.0             0.340
                                               Next 26.0            0.320
                                               Over 50.0            0.300

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 93

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                        First 1.0            0.330%                           0.330%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150
-------------------------------------------------------------------------------------------------------------------------------


Threadneedle Emerging Markets                  First 0.25           1.100                            1.100%
                                               Next 0.25            1.080
                                               Next 0.25            1.060
                                               Next 0.25            1.040
                                               Next 1.0             1.020
                                               Next 5.5             1.000
                                               Next 2.5             0.985
                                               Next 5.0             0.970
                                               Net 5.0              0.960
                                               Next 4.0             0.935
                                               Next 26.0            0.920
                                               Over 50.0            0.900
-------------------------------------------------------------------------------------------------------------------------------


Threadneedle Global Extended Alpha             First 0.25           1.050                            1.050%
                                               Next 0.25            1.030
                                               Next 0.50            1.010
                                               Next 1.0             0.990
-------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                       First 1.0            0.480                            0.480%
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290
-------------------------------------------------------------------------------------------------------------------------------




Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index


Statement of Additional Information - June 29, 2009                      Page 94

(PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 14. PIA INDEXES


                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds             $   321,014
----------------------------------------------------------------------------------------------
Partners Small Cap Growth               Lipper Small-Cap Growth Funds                 25,307
----------------------------------------------------------------------------------------------
Precious Metals and Mining              Lipper Gold Funds                            (36,234)
----------------------------------------------------------------------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                 (367,087)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                Russell 3000 Index                              N/A*
----------------------------------------------------------------------------------------------

Recovery and Infrastructure             S&P 500 Index                                   N/A*
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
Partners Aggressive Growth              Lipper Mid-Cap Growth Funds                  491,209
----------------------------------------------------------------------------------------------
Partners Fundamental Value              Lipper Large-Cap Core Funds(a)               219,383
----------------------------------------------------------------------------------------------
Partners Select Value                   Lipper Mid-Cap Value Funds(b)                465,782
----------------------------------------------------------------------------------------------
Partners Small Cap Equity               Lipper Small-Cap Core Funds                  (75,993)
----------------------------------------------------------------------------------------------
Partners Small Cap Value                Lipper Small-Cap Value Funds                (289,756)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                   916,530
----------------------------------------------------------------------------------------------
Real Estate                             Lipper Real Estate Funds                    (190,002)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds               (1,361,345)
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity    Lipper Mid-Cap Core Funds                    (79,088)
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value             Lipper Small-Cap Value Funds                 (38,280)
----------------------------------------------------------------------------------------------
Growth                                  Lipper Large-Cap Growth Funds             (3,707,468)
----------------------------------------------------------------------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds               (4,214,418)
----------------------------------------------------------------------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds                 (58,120)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                       (787,804)
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            Lipper Large-Cap Growth Funds               (106,808)
----------------------------------------------------------------------------------------------
Disciplined Large Cap Value             Lipper Large-Cap Value Funds                    N/A*
----------------------------------------------------------------------------------------------
Diversified Equity Income               Lipper Equity Income Funds                 4,992,605
----------------------------------------------------------------------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                 1,681,079
----------------------------------------------------------------------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds           (1,260,515)

----------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 95

                                                                               FEE INCREASE OR
FUND                                    LIPPER INDEX                              (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Disciplined International Equity        Funds                                    $  (213,635)
----------------------------------------------------------------------------------------------
                                        Lipper Global Science and Technology
Global Technology                       Funds(c)                                    (148,556)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap
Partners International Select Growth    Growth Funds                                (387,870)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap Value
Partners International Select Value     Funds                                     (2,449,779)
----------------------------------------------------------------------------------------------
Partners International Small Cap        Lipper International Small-Cap Funds         (51,416)
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds                507,378
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds                         19,559
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds                          393,409
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income       MSCI All Country World Index                     N/A*
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha      MSCI All Country World Index                     N/A*
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds                                        119,014
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds                 (965,508)
----------------------------------------------------------------------------------------------



     * See section titled "Transition Period" below.

(a) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Large-Cap Value Funds Index. See "Change in Index" below.

(b) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Multi-Cap Value Funds Index. See "Change in Index" below.

(c) The index against which the fund's performance was measured prior to July 1, 2008 was the Lipper Science and Technology Funds Index. See "Change in Index" below.


FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT 120/20 CONTRARIAN EQUITY, RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:


The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.




Statement of Additional Information - June 29, 2009                      Page 96

             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------




For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.


TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX

If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.



In the case of a change in the PIA Index, a fund's performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.



FOR 120/20 CONTRARIAN EQUITY, RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:


The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in



Statement of Additional Information - June 29, 2009                      Page 97
accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION





--------------------------------------------------------------------------------------------------------
                                                                   120/20 CONTRARIAN EQUITY
            RECOVERY AND INFRASTRUCTURE                       THREADNEEDLE GLOBAL EXTENDED ALPHA
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 1.00%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              1.00% - 6.00%   10 basis points times the
               performance difference over 0.50%,                    performance difference over 1.00%,
               times 100 (maximum of 3 basis                         times 100 (maximum 50 basis points
               points if a 1% performance                            if a 6% performance difference)
               difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points     6.00% or      50 basis points
               times the performance difference           more
               over 1.00%, times 100 (maximum 6
               basis points if a 2% performance
               difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points
               times the performance difference
               over 2.00%, times 100 (maximum 10
               basis points if a 4% performance
               difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point
               times the performance difference
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------





For example, if the performance difference for 120/20 Contrarian Equity is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.


The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX

If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.



In the case of a change the PIA Index, a fund's performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At



Statement of Additional Information - June 29, 2009                      Page 98
the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES



--------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                            NONADVISORY EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008           2007           2009           2008           2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               N/A            N/A            N/A    $   139,640    $   103,636(a) $   145,971
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            N/A            N/A            N/A        118,255        134,546(a)     153,282
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            N/A            N/A            N/A        175,842        129,062(a)     202,410
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              N/A            N/A           N/A*        199,501        168,942        209,004
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            N/A            N/A           N/A*        146,492         96,147        134,788
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                N/A            N/A           N/A*        278,861        247,980        246,216
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Aggressive                              N/A            N/A           N/A*        299,503        247,472        355,360
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Conservative                            N/A            N/A           N/A*        170,774        117,533        140,615
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity            N/A            N/A           N/A*        149,589        173,675        188,843
--------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                     $   371,178    $   579,548    $   566,109       (194,370)      (254,777)      (272,996)
--------------------------------------------------------------------------------------------------------------------------

Small Company Index                 1,990,095      3,292,392      3,889,499     (1,171,627)    (1,007,306)      (662,392)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                        4,340,117      6,797,853      6,969,436        343,552        413,170        361,720
--------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth           1,243,691      1,887,518      2,066,992        (41,768)        99,186        111,014
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            824,176        956,280        876,127        242,615        175,405        144,337
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 1,255,250      2,903,208      4,703,119       (389,920)      (383,991)      (252,816)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity              368,969        159,311(b)         N/A         34,475         21,297(b)         N/A
--------------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure            45,652(c)         N/A            N/A         18,717(c)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                      N/A            N/A            N/A         (4,254)            41          4,075(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                      N/A            N/A            N/A         (7,894)           310          3,927(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                      N/A            N/A            N/A         (9,956)           745          6,231(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                      N/A            N/A            N/A        (12,026)           332          4,478(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                      N/A            N/A            N/A         (9,748)           431          2,766(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                      N/A            N/A            N/A         (7,948)           487            878(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                      N/A            N/A            N/A         (6,946)          (796)         2,640(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                      N/A            N/A            N/A         (6,418)        (2,131)        (2,522)(d)

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                      Page 99

--------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                            NONADVISORY EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007           2006           2008           2007           2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                   $ 9,610,810    $11,401,845    $12,713,321    $   665,785    $   481,606    $   688,374
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth          5,729,264      4,627,106      1,950,153       (786,490)    (1,047,823)      (167,264)
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value          7,668,633      7,530,722      7,971,622       (213,176)      (215,041)       501,862
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value               4,388,735      4,807,861      5,211,061       (142,897)      (162,440)       330,794
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity           2,441,742      2,964,236      2,525,974       (539,268)      (464,274)      (134,739)
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value            6,511,571      9,159,989      9,285,758       (972,781)      (878,605)       735,477
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government      3,816,196      4,419,003      6,683,201       (771,512)    (1,025,939)    (1,688,300)
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage            1,958,404      1,348,887      1,327,433       (389,262)      (438,473)      (549,885)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity               12,015,660     10,678,661      7,688,134        626,341        540,349        480,473
--------------------------------------------------------------------------------------------------------------------------
Real Estate                         1,667,040      2,299,121      1,398,778        138,649        207,925        153,244
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                    15,026,220     12,713,351     10,801,723      1,290,897        859,062     (1,747,535)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                 17,556,244     14,110,274      5,175,451        726,080       (202,920)       (83,131)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap
  Equity                              365,578        273,481         13,335(e)     125,645         91,799          4,577(e)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value           286,759        206,071         49,035(f)      33,868         37,535          9,684(f)
--------------------------------------------------------------------------------------------------------------------------

Floating Rate                       3,509,190      3,332,472        412,667(f)     293,676        151,486         19,402(f)
--------------------------------------------------------------------------------------------------------------------------

Growth                             12,541,267     22,705,786     19,922,079        850,735        954,358      1,214,759
--------------------------------------------------------------------------------------------------------------------------

Income Opportunities                1,767,885      2,116,555      2,229,460        196,944        187,627        198,512
--------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities      2,554,103      1,313,892      1,078,635       (238,396)      (126,032)       (45,905)
--------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                   25,467,893     39,667,264     20,724,477       (995,206)     1,168,504        682,652
--------------------------------------------------------------------------------------------------------------------------

Large Cap Value                       401,168        602,406        715,200        205,428        184,710        186,504
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 792,200        726,809        990,881        (78,320)       (73,339)       (96,959)
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                 715,946        717,999      1,008,174(g)      44,499         20,854         (8,449)(g)
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                   14,772,880     12,770,016     12,388,294       (461,298)    (1,129,485)    (1,870,049)
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                1,246,083      1,351,439      1,898,065(g)     506,328        676,782        599,362(g),(h)
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                   242,807        279,438        402,241(g)      75,790        134,099        133,306(g),(h)
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                            3,977,541      6,315,077      5,690,832        437,940        368,447        563,493
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          905,956        114,048(i)         N/A        195,661         54,709(i)         N/A
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value             6,618(j)         N/A            N/A          2,877(j)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income          44,177,652     42,530,087     37,321,661      1,905,627      1,561,033      1,761,776
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                      18,813,340     15,908,732     11,459,838        992,201        826,273        728,841
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation               10,108,947     11,025,000      7,064,937      1,047,907        921,198        665,164
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation           904,660        168,875(i)         N/A        294,099         76,656(i)         N/A

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 100

--------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                            NONADVISORY EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007           2006           2008           2007           2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                          $ 4,188,137    $   887,341    $   176,149(k) $   313,877    $   103,119    $    28,907(k)
--------------------------------------------------------------------------------------------------------------------------
Disciplined International
  Equity                            5,209,129      2,161,563        147,388(l)     512,793        358,005         48,716(l)
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond               1,182,004        706,943        191,237(m)     172,124        120,044         77,772(m)
--------------------------------------------------------------------------------------------------------------------------
Global Bond                         5,074,934      3,438,893      3,734,676        165,694        (17,529)      (159,716)
--------------------------------------------------------------------------------------------------------------------------
Global Technology                     857,290      1,412,081      1,327,883        188,087        187,390        249,939
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Growth                            5,965,413      6,048,963      4,039,162        334,550        672,542        530,707
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Value                            13,239,202     20,067,871     15,936,398      1,054,830      1,286,758        990,734
--------------------------------------------------------------------------------------------------------------------------
Partners International Small
  Cap                               1,057,146      1,270,558      1,050,011         63,912        208,621        246,920
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       7,352,591      7,106,815      5,659,680      1,138,897      1,190,259        745,246
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity          980,629        952,484        821,750        223,792        199,237        182,061
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          5,825,153      6,075,014      5,791,016        554,139        577,463        517,920
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
  Income                               15,723(n)         N/A            N/A          2,989(n)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended
  Alpha                                16,485(n)         N/A            N/A          1,122(n)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
  Opportunity                       4,661,800      4,923,040      4,840,788        486,074        545,663        505,513
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt               291,762        321,011        435,316          2,588         (4,565)       (25,206)
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      4,726,590      6,373,531      9,852,112        437,496        241,412        670,574
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     2,764,541      3,157,092      3,345,629        506,736         (8,650)       905,255
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             11,447,732     13,006,578     15,027,647      2,984,232       (847,490)     8,025,340
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market               464,177        406,763        390,170        161,459         32,730        118,441
--------------------------------------------------------------------------------------------------------------------------




     * Effective Feb. 1, 2006, this fee was eliminated.

   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
   (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

   (c) For the fiscal period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


   (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


   (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.


   (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


   (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006.


   (h) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for the fiscal year end 2006 were reported as $(68,320) for Minnesota Tax-Exempt Fund and $(21,864) for New York Tax-Exempt Fund.


   (i) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


   (j) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.


   (k) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.


   (l) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.


   (m) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


   (n) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


MANAGER OF MANAGERS EXEMPTION
The funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax- Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of


Statement of Additional Information - June 29, 2009                     Page 101
a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth  Essex Investment Management Company, LLC           A      0.70% on the first $20 million, reducing to
                           (effective Sept. 23, 2005)                                0.60% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Federated MDTA, LLC (MDTA)(a) (effective           B      0.60% on the first $75 million, reducing to
                           Sept. 23, 2005)                                           0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Turner Investment Partners, Inc.                  N/A     0.60% on the first $50 million, reducing to
                           (Turner) (effective Aug. 18, 2003)                        0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           UBS Global Asset                                  N/A     0.55% on the first $150 million, reducing to
                           Management (Americas) (UBS)                               0.50% as assets increase
                           (effective Aug. 18, 2003)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive        American Century Investment                        C      0.50% on the first $100 million, reducing to
Growth                     Management, Inc. (American Century)                       0.38% as assets increase
                           (effective April 24, 2003)
                           ------------------------------------------------------------------------------------------------------

                           Turner                                            N/A     0.55% on the first $100 million, reducing to
                           (effective April 24, 2003)                                0.38% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Value                      LP (Davis)(a), (b)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------

Partners Select Value      Systematic Financial Management,                   D      0.50% on the first $50 million,
                           L.P. (Systematic)(a)                                      reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
                           ------------------------------------------------------------------------------------------------------

                           WEDGE Capital Management                          N/A     0.75% on the first $10 million,
                           L.L.P. (WEDGE)(a)                                         reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 102

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity  American Century                                   C      0.65% on the first $25 million, reducing to
                           (effective Dec. 12, 2003)                                 0.55% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Jennison Associates LLC (Jennison)                 E      0.55% on all assets
                           (effective Feb. 22, 2008)
                           ------------------------------------------------------------------------------------------------------

                           Lord, Abbett & Co. LLC                            N/A     0.65% on the first $100 million,
                           (Lord Abbett)                                             reducing to 0.55% as assets
                           (effective Dec. 12, 2003)                                 increase
---------------------------------------------------------------------------------------------------------------------------------


Partners Small Cap Value   Barrow, Hanley, Mewhinney &                        F      1.00% on the first $10 million,
                           Strauss (BHMS)(a)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(a)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           MDTA(a)                                            B      0.60% on the first $75 million, reducing to
                           (effective June 6, 2008)                                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Metropolitan West Capital Management, LLC          G      0.50% on all assets
                           (MetWest Capital) (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------

Partners International     Columbia Wanger Asset Management L.P.              H      0.70% on the first $100 million, reducing to
Select Growth              (Columbia WAM) (effective Sept. 5, 2001)                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Principal Global Investors, LLC                   N/A     0.40% on the first $250 million, reducing to
                           (Principal) (effective April 24, 2006)                    0.25% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Partners International     AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
Select Value               (AllianceBernstein)                                       0.30% as assets increase
                           (effective Sept. 17, 2001)
                           ------------------------------------------------------------------------------------------------------

                           Mondrian Investment Partners Limited              N/A     0.70% on all assets
                           (Mondrian) (effective August 18, 2008)
                           ------------------------------------------------------------------------------------------------------

                           Tradewinds Global Investors, LLC                  N/A     0.50% on the first $250 million, reducing to
                           (Tradewinds) (effective August 18, 2008)                  0.40 as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Partners International     AIG Global Investment Corp. (AIGGIC)               I      0.75% on the first $100 million, reducing to
Small Cap                  (effective April 24, 2006)                                0.70% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Batterymarch Financial Management, Inc.            J      0.75% on the first $100 million, reducing to
                           (Batterymarch) (effective April 24, 2006)                 0.70% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging      Threadneedle International Limited(b)              K      0.45% of the first $150 million, reducing to
Markets                    (Threadneedle)                                            0.30% as assets increase, and subject to a
                           (effective July 9, 2004)                                  performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle European      Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 103

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    K      0.45% of the first $250 million, reducing to
Equity Income              (effective Aug. 1, 2008)                                  0.35% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    K      0.70% of the first $250 million, reducing to
Extended Alpha             (effective Aug. 1, 2008)                                  0.60% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle               Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------



    (a) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

    (b) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.


    (c) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
        14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to the following amount of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement: 50% for Threadneedle Emerging Markets, Threadneedle European Equity, Threadneedle Global Equity and Threadneedle International Opportunity; 100% for Threadneedle Global Equity Income and Threadneedle Global Extended Alpha. The performance incentive adjustment was effective Dec. 1, 2004.


A -     Essex is majority owned by Affiliated Managers Group.

B - Federated MDTA LLC is an indirect, wholly-owned subsidiary of Federated Investors, Inc.

C - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

D -     Systematic is an affiliate of Affiliated Managers Group.

E - Jennison Associates LLC's sole member is Prudential Investments Management, Inc. which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

F -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.


G - Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.


H - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

I - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).

J - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.

K -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.



Statement of Additional Information - June 29, 2009                     Page 104

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES

                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------------
FUND                                             SUBADVISER                     2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------
Partners Small Cap                Essex                                      $  171,944   $  257,999   $  281,295
Growth
                                  -------------------------------------------------------------------------------------
                                  MDTA                                          255,223      397,581      411,034
                                  -------------------------------------------------------------------------------------
                                  Turner                                        167,422      241,810      265,516
                                  -------------------------------------------------------------------------------------
                                  UBS                                           194,949      293,079      342,871
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               Former Subadviser: Kenwood                    986,189(a) 2,318,621    3,180,483
                                  (from May 4, 1999 to Nov. 21, 2008)
-----------------------------------------------------------------------------------------------------------------------

                                                                                2008         2007         2006
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        American Century                            1,438,912    1,321,245      512,880
                                  -------------------------------------------------------------------------------------
                                  Turner                                      1,310,040    1,304,994      525,422
-----------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value        Davis                                       3,220,929    3,673,544    3,787,565
-----------------------------------------------------------------------------------------------------------------------

Partners Select Value             Systematic                                  1,025,272      753,292(b)       N/A
                                  -------------------------------------------------------------------------------------
                                  WEDGE                                         981,822      776,260(b)       N/A
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: GAMCO Asset                    N/A      786,466(c) 2,763,925
                                  Management Inc.
                                  (from inception to September 28, 2006)
-----------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity         American Century                              506,417      662,396      457,181
                                  -------------------------------------------------------------------------------------
                                  Jennison                                      107,599(d)       N/A          N/A
                                  -------------------------------------------------------------------------------------
                                  Lord Abbett                                   583,123      677,462      433,231
                                  -------------------------------------------------------------------------------------
                                  Former Subadviser: Wellington Management      362,413(e)  650,960*      614,053*
                                  Company, LLP (from Dec. 12, 2003 to Feb.
                                  22, 2008)
-----------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value          BHMS                                          865,372      970,241    1,008,072
                                  -------------------------------------------------------------------------------------
                                  Donald Smith                                  984,692    1,180,183    1,242,221
                                  -------------------------------------------------------------------------------------
                                  MDTA                                              N/A(f)       N/A          N/A
                                  -------------------------------------------------------------------------------------
                                  MetWest Capital                               955,503    1,769,553      225,545(g)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Franklin Portfolio         964,510    1,198,029    1,289,120
                                  Associates
                                  (from March 2004 to June 6, 2008)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Royce & Associates,            N/A          N/A    1,395,487(h)
                                  LLC
                                  (from inception to April 24, 2006)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Goldman Sachs Asset            N/A       38,601(i) 1,312,424(h)
                                  Management, L.P. (from Aug. 2002 to
                                  April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
Partners International            Columbia WAM                                1,557,963    1,568,158    1,264,808
Select Growth
                                  -------------------------------------------------------------------------------------
                                  Principal                                   1,849,485    1,760,150      632,882(j)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: American Century               N/A          N/A      821,124(k)
                                  Global Investment Management** (from
                                  Jan. 2005 to April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------

Partners International            AllianceBernstein                           6,268,208    7,962,307    6,022,579
Select Value
                                  -------------------------------------------------------------------------------------
                                  Mondrian                                       77,048(l)       N/A          N/A
                                  -------------------------------------------------------------------------------------
                                  Tradewinds                                    129,124(l)       N/A          N/A

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 105

                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------------
FUND                                             SUBADVISER                     2008         2007         2006
-----------------------------------------------------------------------------------------------------------------------
Partners International                                                       $  355,245   $            $
Small Cap                         AIGGIC                                                     425,696      201,650(j)
                                  -------------------------------------------------------------------------------------
                                  Batterymarch                                  386,194      439,593      205,659(j)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Templeton Investment           N/A          N/A      226,154(k)
                                  Counsel, LLC (Franklin Templeton) (from
                                  Oct. 3, 2002 to April 24, 2006)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Wellington Management          N/A          N/A      243,185(k)
                                  Company, LLP together with its affiliate
                                  Wellington Management International Ltd
                                  (from Oct. 3, 2002 to April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets     Threadneedle                                2,801,637    2,728,720    2,170,719
-----------------------------------------------------------------------------------------------------------------------


Threadneedle European Equity      Threadneedle                                  443,279      406,594      356,308
-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                2,269,177    2,408,387    2,358,731
-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                    9,057(m)       N/A          N/A
Income
-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Extended      Threadneedle                                   11,750(m)       N/A          N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------


Threadneedle International        Threadneedle                                1,907,215    1,895,712    1,948,352
Opportunity
-----------------------------------------------------------------------------------------------------------------------



     * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.
    ** American Century Global Investment Management managed the portion of the
       Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.
(a)    For the fiscal period from April 1, 2008 to Nov. 21, 2008.
(b)    For the fiscal period from Sept. 29, 2006 to May 31, 2007.
(c)    For the fiscal period from June 1, 2006 to Sept. 28, 2006.
(d)    For the fiscal period from Feb. 22, 2008 to May 31, 2008.
(e)    For the fiscal period from June 1, 2007 to Feb. 22, 2008.
(f) The subadviser did not begin managing the fund until after the fund's fiscal year end.
(g)    For the fiscal period from April 24, 2006 to May 31, 2006.
(h)    For the fiscal period from June 1, 2005 to April 24, 2006.
(i)    Payments made to subadviser in accordance with termination agreement.
(j)    For the fiscal period from April 24, 2006 to Oct. 31, 2006.
(k)    For the fiscal period from Nov. 1, 2005 to April 24, 2006.
(l)    For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.
(m)    For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.



Statement of Additional Information - June 29, 2009                     Page 106

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Income Builder   Dimitris Bertsimas   32 RICs              $9.23 billion   9 RICs ($6.78 B)     None
Basic Income                          2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $948.29 million None                 None             (8)        (26)
------------------------------------------------------------------------------------------------------------------------------------

Income Builder   Dimitris Bertsimas   32 RICs              $9.26 billion   9 RICs ($6.78 B)     None
Enhanced Income                       2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $981.77 million None                 None             (8)        (26)
------------------------------------------------------------------------------------------------------------------------------------

Income Builder   Dimitris Bertsimas   32 RICs              $9.06 billion   9 RICs ($6.78 B)     $100,001 -
Moderate Income                       2 PIVs               $595.75 million                      $500,000
                                      15 other accounts    $948.29 million
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $779.16 million None                 $100,001 -       (8)        (26)
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Aggressive
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.48 billion   None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Conservative
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.64 billion   None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $50,001 -
Builder Moderate                                                                                $100,000
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.0 billion    None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder Moderate                                                                                $50,000
Aggressive
                 --------------------                                                           -------------
                 David M. Joy                                                                   None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.          5 RICs               $2.04 billion   None                 None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     $50,001 -
                 Truscott(c)                                                                    $100,000
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Moderate
Conservative
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.51 billion   None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Total Equity
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.54 billion   None                 $100,000 -       (1)        (27)
                                                                                                $500,000
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index    Dimitris Bertsimas   32 RICs              $9.44 billion   9 RICs ($6.78 B)     None
                                      2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million                                       (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Georgios Vetoulis    2 RICs               $511.99 million None                 None
                                      1 PIV                $586.92 million
------------------------------------------------------------------------------------------------------------------------------------

Small Company    Dimitris Bertsimas   32 RICs              $9.12 billion   9 RICs ($6.78 B)     None
Index                                 2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million                                       (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Georgios Vetoulis    2 RICs               $186.05 million None                 None
                                      1 PIV                $586.92 million

------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 107

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value     Warren Spitz         16 RICs              $10.59 billion  10 RICs ($10.2 B)    $10,001 -
                                      2 PIVs               $35.83 million                       $50,000          (2)        (28)
                                      10 other accounts(d) $319.21 million
                 --------------------------------------------------------------------------------------------
                 Steve Schroll                                                                  $50,001 -
                                      15 RICs              $10.56 billion                       $100,000
                 --------------------                                                           -------------
                 Laton Spahr          2 PIVs               $35.83 million  9 RICs ($10.2 B)     $100,001 -
                                      10 other accounts(d) $319.21 million                      $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $50,001 -
                                                                                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
Partners Small   UBS:
Cap Growth       Paul A. Graham       3 RICs               $326.0 million
                                      1 PIV                $79.0 million
                                      16 other accounts    $233.0 million
                 ---------------------------------------------------------
                 David N. Wabnik      3 RICs               $326.0 million  1 other account      None             (4)        (29)
                                      1 PIV                $79.0 million   ($53 M)
                                      31 other accounts    $230.0 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER:
                 William C. McVail    7 RICs               $674.0 million  1 RIC ($28 M);
                                      9 PIVs               $52.0 million   4 other accounts
                                      50 other accounts    $1.9 billion    ($218 M)
                 ------------------------------------------------------------------------------
                 Jason D.             14 RICs              $2.2 billion    1 RIC ($19.0 M);
                 Schrotberger         27 PIVs              $232.0 million  1 PIV ($21 M);       None             (5)        (30)
                                      58 other accounts    $1.8 billion    5 other accounts
                                                                           ($279 M)
                 ------------------------------------------------------------------------------
                 Rick Wetmore         4 RICs               $308.0 million  4 other accounts
                                      6 PIVs               $25.0 million   ($218 M)
                                      42 other accounts    $1.3 billion
                 -------------------------------------------------------------------------------------------------------------------
                 ESSEX:
                 Nancy B. Prial       5 RICs               $206 million    1 PIV ($0.70 M)
                                      8 PIVs               $147 million                         None             (6)        (31)
                                      38 other accounts    $230 million
                 -------------------------------------------------------------------------------------------------------------------
                 MDTA:
                 Daniel J. Mahr
                 --------------------
                 Frederick L. Konopka 9 RICs               $469.98 million 1 other account
                 --------------------
                 Brian M. Greenberg   3 PIVs               $191.56 million ($0.41 M)            None             (7)        (32)
                 --------------------
                 Douglas K. Thunen    54 other accounts    $3.04 billion
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals  Clay Hoes            1 PIV                $46.70 million  None                 $1 - $10,000   (2),(3)      (28)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap        Neil T. Eigen        6 RICs               $350.98 million
Advantage                             1 PIV                $92.04 million
                                      69 other accounts(d) $2.23 billion
                 ---------------------------------------------------------
                 Richard S. Rosen     6 RICs               $350.98 million 2 RICs ($61.95 M)    None             (2)        (33)
                                      1 PIV                $92.04 million
                                      70 other accounts(d) $2.20 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
120/20           Warren Spitz         16 RICs              $11.50 billion  10 RICs ($11.05 B)   None
Contrarian                            2 PIVs               $38.06 million
Equity                                10 other accounts(d) $400.77 million
                 --------------------------------------------------------------------------------------------
                 Steve Schroll        15 RICs              $11.43 billion  9 RICs ($10.98 B)    $10,001 -
                                      2 PIVs               $38.06 million                       $50,000
                 --------------------                                                           -------------
                 Laton Spahr          10 other accounts(d) $400.77 million                      $100,001 -       (2)        (28)
                                                                                                $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $100,001 -
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------

Recovery and     Warren Spitz         16 RICs              $11.47 billion  10 RICs ($11.01 B)   $500,001 -       (2)        (28)
Infrastructure                        2 PIVs               $38.06 million                       $1,000,000
                                      10 other accounts(d) $400.77 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)                       (8)        (26)
2010                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion                        None
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (8)        (26)
2015                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None
                                      4 other accounts     $41.11 million

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 108

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (8)        (26)
2020                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      $10,001 -        (8)        (26)
2025                                  1 PIV                $606.31 million                      $50,000
                                      14 other accounts(d) $2.50 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None                 None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.73 billion   9 RICs ($7.0 B)      Over             (8)        (26)
2030                                  1 PIV                $606.31 million                      $1,000,000
                                      14 other accounts(d) $2.50 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None                 $10,001 -
                                      4 other accounts     $41.11 million                       $50,000
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (8)        (26)
2035                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)      None             (8)        (26)
2040                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)      None             (8)        (26)
2045                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond  Scott Schroepfer     1 RIC                $893.98 million None                 $100,001 -       (2)        (34)
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------

Partners         AMERICAN CENTURY:                                         None                 None             (9)        (35)
Aggressive       Glenn A. Fogle       6 RICs               $3.98 billion
Growth
                 --------------------

                 Brad Eixmann         2 other accounts     $148.74 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER:                                                                        None             (5)        (30)
                 Christopher K.       15 RICs              $4.4 billion    3 RICs ($885 M);
                 McHugh               28 PIVs              $586.0 million  3 PIVs ($30 M);
                                      24 other accounts    $2.4 billion    2 other accounts
                                                                           ($155 M)
                 ------------------------------------------------------------------------------
                 Tara Hedlund         10 RICs              $3.5 billion    1 RIC ($54 M);
                                      21 PIVs              $457.0 million  2 PIVs ($5 M);
                                      14 other accounts    $898.0 million  1 other account
                                                                           ($123 M)
                 ------------------------------------------------------------------------------
                 Jason Schrotberger   15 RICs              $4.0 billion    1 RIC ($54 M);
                                      27 PIVs              $528.0 million  3 PIVs ($30 M);
                                      55 other accounts    $3.2 billion    5 other accounts
                                                                           ($514 M)
------------------------------------------------------------------------------------------------------------------------------------

Partners         DAVIS:                                                    None                 None(f)          (12)       (36)
Fundamental      Christopher C. Davis 27 RICs              $81.4 billion
Value                                 12 PIVs              $1.3 billion
                                      128 other            $13.9 billion
                                      accounts(e)
                 ---------------------------------------------------------
                 Kenneth C. Feinberg  27 RICs              $81.3 billion
                                      13 PIVs              $1.3 billion
                                      128 other            $13.9 billion
                                      accounts(e)
------------------------------------------------------------------------------------------------------------------------------------

Partners Select  SYSTEMATIC:
Value            Ron Mushock          8 RIC                $1.36 billion
                 -------------------- 6 PIVs               $519.0 million  1 other account      None             (24)       (37)
                                      1,979 other accounts $6.12 billion   ($334 M)
                 Kevin McCreesh
                 -------------------------------------------------------------------------------------------------------------------
                 WEDGE:
                 R. Michael James     5 RICs               $272.0 million
                 --------------------

                 Peter R. Bridge      1 PIV                $3.7 million    None                 None             (25)       (38)
                 --------------------

                 Paul M. VeZolles     201 other accounts   $3.0 billion

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 109

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Partners Small   AMERICAN CENTURY:                                         None                 None             (9)        (35)
Cap Equity       Thomas P. Vaiana     9 RICs               $5.35 billion
                                      2 PIVs               $129.29 million
                                      4 other accounts     $244.93 million
                 ---------------------------------------------------------
                 Wihelmine von Turk   5 RICs               $1.34 billion
                                      1 PIV                $85.54 million
                                      2 other accounts     $229.6 million
                 ---------------------------------------------------------
                 Brian Ertley         7 RICs               $1.55 billion
                                      1 PIV                $85.54 million
                                      4 other accounts     $232.61 million
                 ---------------------------------------------------------
                 Melissa Fong         5 RICs               $1.34 billion
                                      1 PIV                $85.54 million
                                      2 other accounts     $229.6 million
                 -------------------------------------------------------------------------------------------------------------------
                 JENNISON:                                                                      None             (11)       (39)
                 John Mullman         3 RICs               $3.06 billion   3 PIVs
                                      8 PIVs               $775.81 million ($85.6 M)(h)
                                      11 other accounts(g) $1.26 billion
                 ------------------------------------------------------------------------------
                 Jason Swiatek        3 PIVs               $639.57 million None
                                      11 other accounts    $1.28 billion
                 -------------------------------------------------------------------------------------------------------------------
                 LORD, ABBETT:
                 Michael T. Smith     2 RICs               $1.85 billion   None                 None(i)          (13)       (40)
                                      14 other accounts    $991.3 million
------------------------------------------------------------------------------------------------------------------------------------

Partners Small   DONALD SMITH:
Cap Value        Donald G. Smith      2 RICs               $1.14 billion
                 -------------------- 1 PIV                $122.0 million  None                 None             (14)       (41)
                                      37 other accounts    $2.23 billion
                 Richard L. Greenberg
                 -------------------------------------------------------------------------------------------------------------------
                 MDTA:
                 Daniel J. Mahr(q)
                 -------------------- 10 RICs              $1.13 billion
                                      4 PIVs               $240.5 million  None                 None             (7)        (32)
                 Douglas Thunen       51 other accounts    $7.61 billion
                 --------------------

                 Frederick Konopka
                 --------------------

                 Brian M. Greenberg
                 -------------------------------------------------------------------------------------------------------------------
                 BHMS:
                 James S. McClure     4 RICs               $666.0 million
                 -------------------- 1 PIV                $4.6 million    None                 None             (16)       (42)
                                      16 other accounts    $716.2 million
                 John P. Harloe
                 -------------------------------------------------------------------------------------------------------------------
                 METWEST:
                 Samir Sikka          4 RICs               $347.8 million
                                      3 PIVs               $61.2 million   None                 None             (17)       (43)
                                      9 other accounts     $54.4 million
------------------------------------------------------------------------------------------------------------------------------------

Short Duration   Todd White(n)        12 RICs              $9.88 billion   3 RICs ($1.01 B);
U.S. Government                       5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)           None             (2)        (34)
                 ------------------------------------------------------------------------------
                 John McColley(n)     None                 N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government  Todd White(n)        12 RICs              $10.29 billion  3 RICs ($1.01 B);
Mortgage                              5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
                 ------------------------------------------------------------------------------
                 Jason J. Callan(j)                                                             None             (2)        (34)
                                      None                 N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend         Warren Spitz                                                                   $500,001 -
Opportunity                                                                                     $1,000,000
                 --------------------                                                           -------------
                 Steve Schroll        11 RICs              $14.7 billion                        $100,001 -       (2)        (28)
                                      1 PIV                $26.73 million  6 RICs ($14.24 B)    $500,000
                 --------------------                                                           -------------
                 Laton Spahr          8 other accounts(d)  $380.85 million                      $100,001 -
                                                                                                $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $50,001 -
                                                                                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
Real Estate      Julene Melquist      None                 None            None                 $10,001 -      (2),(3)      (28)
                                                                                                $50,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   22 RICs              $3.74 billion   5 RICs ($2.32 B)     $100,001 -       (2)        (26)
Equity                                2 PIVs               $22.75 million                       $500,000
                                      14 other accounts    $3.50 million
                 ------------------------------------------------------------------------------
                 Gina Mourtzinou      4 RICs               $1.58 billion   4 RICs ($1.58 B)     $50,001 -
                                      5 other accounts     $136.55 million                      $100,000

------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 110

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.26 B)     $100,001 -
Small
and Mid Cap                           2 PIVs               $22.75 million                       $500,000
Equity
                                      14 other accounts    $3.50 million
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)     None             (2)        (26)
                                      5 other accounts     $136.55 million
                 --------------------------------------------------------------------------------------------
                 Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)     $10,001 -
                                      1 other account      $10.19 million                       $50,000
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.27 B)     $100,001 -
Small Cap Value                       2 PIVs               $22.75 million                       $500,000
                                      14 other accounts    $3.50 million
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)     $10,001 -        (2)        (26)
                                      5 other accounts     $136.55 million                      $50,000
                 --------------------------------------------------------------------------------------------
                 Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)     $10,001 -
                                      1 other account      $10.19 million                       $50,000
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate    Lynn Hopton          11 PIVs              $5.02 billion                        None
                 --------------------                      ---------------
                 Yvonne Stevens       3 other accounts     $496.12 million                      None
                 ---------------------------------------------------------                      -------------
                 Steve Staver(l)      10 PIVs              $4.65 billion   None                 None             (2)        (44)
                                      3 other accounts     $507.57 million
------------------------------------------------------------------------------------------------------------------------------------

Growth           Erik J. Voss(l)      8 RICs               $2.60 billion   None                 None             (2)        (33)
                                      20 other accounts    $179.40 million

------------------------------------------------------------------------------------------------------------------------------------

Income           Brian Lavin          1 RIC                $871.16 million None                 $50,001 -        (2)        (34)
Opportunities                         1 PIV                $7.02 million                        $100,000
                                      1 other account      $608.42 million
------------------------------------------------------------------------------------------------------------------------------------

Inflation        Margaret Brandt(n)   None                 N/A             N/A                  None
Protected
                 --------------------------------------------------------------------------------------------
Securities       Todd White(n)        13 RICs              $10.63 billion  3 RICs ($1.01 B);    None             (2)        (34)
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity Dimitris             24 RICs              $5.96 billion   7 RICs ($4.62 B)     None             (2)        (26)
                 Bertsimas(l)
                                      2 PIVs               $21.11 million
                                      15 other accounts    $3.31 billion
                 ------------------------------------------------------------------------------
                 Gina Mourtzinou(l)   6 RICs               $4.04 billion   6 RICs ($4.04 B)
                                      5 other accounts     $118.86 million
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Value  Warren Spitz(l)      12 RICs              $14.57 billion
                 --------------------
                 Steve Schroll(l)     2 PIVs               $27.55 million  7 RICs ($14.11 B)    None             (2)        (28)
                 --------------------
                 Laton Spahr(l)
                 --------------------
                 Paul Stocking(l)     8 other accounts     $441.14 million
------------------------------------------------------------------------------------------------------------------------------------

Limited Duration Tom Murphy           5 RICs               $9.93 billion   3 RICs ($1.32 B)     $50,001 -
Bond                                  2 PIVs               $885.02 million                      $100,000
                                      14 other accounts    $10.75 billion
                 --------------------------------------------------------------------------------------------
                 Timothy J. Doubek(i) None                 N/A             N/A                  None             (2)        (34)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
California Tax-                       5 RICs               $3.68 billion
Exempt                                11 other accounts    $7.38 billion
----------------                      ------------------------------------

Minnesota Tax-   Catherine Stienstra  5 RICs               $3.55 billion   None                 None             (2)        (34)
Exempt                                11 other accounts    $7.38 billion
----------------                      ------------------------------------

New York Tax-                         5 RICs               $3.80 billion
Exempt                                11 other accounts    $7.38 billion
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond Tom Murphy           5 RICs               $6.55 billion   3 RICs ($1.33 B)     $50,001 -
                                      2 PIVs               $880.06 million                      $100,000
                                      14 other accounts    $10.90 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer(m)  2 RICs               $953.09 million None                 None             (2)        (34)
                 --------------------------------------------------------------------------------------------
                 Todd White(n)        12 RICs              $7.44 billion   3 RICs ($1.01 B);    None
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 111

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced         Warren Spitz(l)                                                                None
                 --------------------                                                           -------------
                 Steve Schroll(l)     12 RICs              $14.57 billion                       None
                 --------------------                                                           -------------
                 Laton Spahr(l)       2 PIVs               $27.55 million  7 RICs ($14.11 B)    $1 - $10,000     (2)        (28)
                 --------------------                                                           -------------
                 Paul Stocking(l)     8 other accounts(d)  $441.14 million                      None
                 -------------------------------------------------------------------------------------------------------------------
                 Tom Murphy           5 RICs               $9.77 billion                        $10,001 -
                                      2 PIVs               $870.92 million 2 RICs ($996.38 M)   $50,000
                                      14 other accounts    $10.19 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer(m)  2 RICs               $953.09 million None                 None             (2)        (34)
                 --------------------------------------------------------------------------------------------
                 Todd White(n)        12 RICs              $10.42 billion  2 RICs ($801.35 M);  None
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   23 RICs              $5.77 million   6 RICs ($4.42 B)     None
Large Cap                             2 PIVs               $21.11 million
Growth                                15 other accounts    $3.31 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      5 RICs               $3.85 billion   5 RICs ($3.85 B)     None
                                      5 other accounts     $118.86 million

------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   23 RICs              $5.95 million   6 RICs ($4.61 B)     None
Large Cap                             2 PIVs               $21.11 million
Value                                 15 other accounts    $3.31 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      5 RICs               $4.03 billion   5 RICs ($4.03 B)     None
                                      5 other accounts     $118.86 million

------------------------------------------------------------------------------------------------------------------------------------
Diversified      Warren Spitz                                                                   $50,001 -
Equity Income                                                                                   $100,000
                 --------------------                                                           -------------
                 Laton Spahr          11 RICs              $8.78 billion                        $100,001 -
                                                                                                $500,000
                 --------------------                                                           -------------
                 Steve Schroll        2 PIVs               $27.55 million  6 RICs ($8.32 B)     $50,001 -        (2)        (28)
                                                                                                $100,000
                 --------------------                                                           -------------
                 Paul Stocking        8 other accounts(d)  $441.14 million                      $100,001 -
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value    Warren Spitz                                                                   $50,001 -
                                                                                                $100,000
                 --------------------                                                           -------------
                 Laton Spahr          11 RICs              $12.21 billion                       $100,001 -
                                                                                                $500,000
                 --------------------                                                           -------------
                 Steve Schroll        2 PIVs               $27.55 million  6 RICs ($11.75 B)    $50,001 -        (2)        (28)
                                                                                                $100,000
                 --------------------                                                           -------------
                 Paul Stocking        8 other accounts(d)  $441.14 million                      $100,001 -
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------
Strategic        Tom Murphy           5 RICs               $9.47 billion   2 RICs ($699.76 M)   $100,001 -
Allocation                            2 PIVs               $870.92 million                      $500,000
                                      14 other accounts    $10.19 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer(m)  2 RICs               $953.09 million None                 None             (2)        (34)
                 --------------------------------------------------------------------------------------------
                 Todd White(n)        12 RICs              $10.17 billion  2 RICs ($549.42 M);  None
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
                 -------------------------------------------------------------------------------------------------------------------
                 Dimitris Bertsimas   23 RICs              $4.85 billion   6 RICs ($3.5 B)      Over $500,000    (2)        (26)
                                      2 PIVs               $21.11 million
                                      15 other accounts    $3.31 billion
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      5 RICs               $2.93 billion   5 RICs ($2.93 B)     $100,001 -
                                      5 other accounts     $118.86 million                      $500,000
                 --------------------------------------------------------------------------------------------
                 Alex Sauer-Budge     1 RIC                $573.80 million 1 RIC ($573.8 M)     $1 - $10,000
                 --------------------------------------------------------------------------------------------
                 Steve E. Kokkotos    2 RICs               $69.74 million  2 RICs ($69.74 M)    $100,001 -
                                      1 other account      $9.26 million                        $500,000
------------------------------------------------------------------------------------------------------------------------------------

Strategic Income Dimitris Bertsimas   23 RICs              $5.95 billion   7 RICs ($4.62 B)     None
Allocation                            2 PIVs               $21.11 million
                                      15 other accounts    $3.31 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       17 RICs              $1.76 billion   None                 None
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(p)  None                 None            None                 $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return  Nicholas Pifer       7 RICs               $10.79 billion  None                 $50,001 -        (2)        (34)
Currency and                          6 PIVs               $284.56 million                      $100,000
Income                                11 other accounts    $3.27 billion
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 112

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   23 RICs              $4.53 billion   6 RICs ($3.35 B)     $100,001 -
International                         2 PIVs               $19.28 million                       $500,000
Equity                                15 other accounts    $2.88 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Alex Sauer-Budge     1 RIC                $837.35 million 1 RIC ($837.35 M)    $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Nicholas Pifer       7 RICs               $11.31 billion  None                 $10,001 -        (2)        (34)
Bond                                  6 PIVs               $284.56 million                      $50,000
                                      11 other accounts    $3.27 billion
                 ---------------------------------------------------------                      -------------
                 Jim Carlene(m)       4 PIVs               $312.86 million                      None
                                      3 other accounts     $170.11 million

------------------------------------------------------------------------------------------------------------------------------------
Global Bond      Nicholas Pifer       7 RICs               $10.85 billion  None                 $50,001 -        (2)        (34)
                                      6 PIVs               $284.56 million                      $100,000
                                      11 other accounts    $3.27 billion


------------------------------------------------------------------------------------------------------------------------------------
Global           Richard M.           4 RICs               $2.40 billion   2 PIVs ($1.5B);      None             (2)        (45)
Technology       Parower(o)           5 PIVs               $1.50 billion   2 other accounts
                                      6 other accounts     $186.40 million ($183.7 M)
                 ---------------------------------------------------------
                 Paul H. Wick(o)      4 RICs               $2.40 billion
                                      5 PIVs               $1.50 billion
                                      6 other accounts     $185.60 million
                 ---------------------------------------------------------
                 Reema D. Shah(o)     4 RICs               $2.40 billion
                                      5 PIVs               $1.50 billion
                                      5 other accounts     $186.40 million
                 ---------------------------------------------------------
                 Ajay Diwan(o)        4 RICs               $2.40 billion
                                      5 PIVs               $1.50 billion
                                      5 other accounts     $189.20 million
                 ------------------------------------------------------------------------------
                 Benjamin Lu(o)       2 RICs               $204.50 million None
                                      2 PIVs               $31.20 million
                                      1 other account      $0.05 million
------------------------------------------------------------------------------------------------------------------------------------
Partners         COLUMBIA WAM:
International    P. Zachary Egan      1 RIC                $3.0 billion    None                 None             (19)       (46)
Select Growth
                 ---------------------------------------------------------
                 Louis J. Mendes      2 RICs               $4.0 billion
                 -------------------------------------------------------------------------------------------------------------------
                 PRINCIPAL:
                 John Pihlblad        2 RICs               $1.31 billion   None                 None             (20)       (47)
                                      2 PIVs               $95.93 million
                                      9 other accounts     $987.26 million
                 ---------------------------------------------------------
                 Steven Larson        2 RICs               $1.32 billion
                                      2 PIVs               $93.40 million
                                      9 other accounts     $987.26 million
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 113

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Partners         ALLIANCEBERNSTEIN:
International    Kevin F. Simms       132 RICs             $46.32 billion  3 RICs ($6.66 B);
Select                                168 PIVs             $24.39 billion  9 PIVs ($1.17 B);
Value                                 39,323 other         $106.60 billion 139 other accounts
                                      accounts                             ($12.51 B)
                 ------------------------------------------------------------------------------
                 Henry S. D'Auria     89 RICs              $27.28 billion  2 RICs ($2.74 B);
                                      103 PIVs             $18.93 billion  7 PIVs ($563 M);
                                      953 other            $78.52 billion  131 other accounts
                                      accounts                             ($11.85 B)
                 ------------------------------------------------------------------------------
                 Sharon E. Fay        132 RICs             $46.32 billion  3 RICs ($6.66 B);
                                      156 PIVs             $21.41 billion  8 PIVs ($563 M);
                                      39,323 other         $106.60 billion 139 other accounts
                                      accounts                             ($12.51 B)
                 ------------------------------------------------------------------------------
                 Marilyn G. Fedak     120 RICs             $45.86 billion  3 RICs ($6.66 B);    None             (21)       (48)
                                      140 PIVs             $17.32 billion  3 PIVs ($217 M);
                                      39,230 other         $89.62 billion  110 other accounts
                                      accounts                             ($7.76 B)
                 ------------------------------------------------------------------------------
                 John P. Mahedy       119 RICs             $45.62 billion  3 RICs ($6.66 B);
                                      139 PIVs             $17.20 billion  3 PIVs ($217 M);
                                      39,211 other         $88.11 billion  101 other accounts
                                      accounts                             ($7.55 B)
                 ------------------------------------------------------------------------------
                 Giulio Martini       71 RICs              $25.49 billion  2 RICs ($2.74 B);
                                      106 PIVs             $21.29 billion  8 PIVs ($1.13 B);
                                      811 other            $62.13 billion  105 other accounts
                                      accounts                             ($8.1 B)


                 -------------------------------------------------------------------------------------------------------------------
                 MONDRIAN:
                 Ormala Krishnan      1 RIC                $265.0 million  None                 None             (10)       (49)
                                      1 PIV                $141.90 million
                                      7 other accounts     $528.80 million


                 -------------------------------------------------------------------------------------------------------------------
                 TRADEWINDS:
                 Paul J. Hechmer      4 RICs               $942.62 million 1 other account      None             (15)       (50)
                                      9 PIVs               $560.69 million ($59.17 M)
                                      49,903 other         $11.14 billion
                                      accounts


------------------------------------------------------------------------------------------------------------------------------------
Partners         AIGGIC:
International    Chantal Brennan      2 RICs               $347.0 million  3 other accounts
Small Cap                             4 PIVs               $323.0 million  ($90 M)
                                      8 other accounts     $255.0 million
                 ------------------------------------------------------------------------------
                 Midori Katsumi       1 RIC                $7.0 million    4 other accounts     None             (22)       (51)
                                      1 PIV                $58.0 million   ($200 M)
                                      7 other accounts     $269.0 million
                 ------------------------------------------------------------------------------
                 Elizabeth Soon       2 RICs               $69.0 million   3 other accounts
                                      2 PIVs               $53.0 million   ($27 M)
                                      7 other accounts     $80.0 million
                 -------------------------------------------------------------------------------------------------------------------
                 BATTERYMARCH:
                 Adam Petryk          8 RICs               $2.36 billion   None                 None             (23)       (52)
                                      19 PIVs              $1.45 billion
                                      34 other accounts    $3.66 billion
                 ---------------------------------------------------------
                 Charles F. Lovejoy   4 RICs               $1.22 billion
                 --------------------
                 Christopher W.       12 PIVs              $669.86 million
                 Floyd                22 other accounts    $2.34 billion

------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Emerging Markets Julian A.S. Thompson 1 RIC                $695.16 million 1 RIC ($695.16 M)    None(k)          (18)       (53)
                 Jules Mort           1 PIV                $26.09 million
                                      2 other accounts     $18.74 million

------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
European Equity  Rob Jones            1 PIV                $32.78 million  None                 None(k)          (18)       (53)
                                      1 other account      $184.29 million
                 ------------------------------------------------------------------------------
                 Dan Ison(j)          3 PIVs               $141.4 million  2 PIVs ($62.2 M)
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity    Stephen Thornber     1 RIC                $9.58 million   1 RIC ($9.58 M)      None(k)          (18)       (53)
                                      1 PIV                $7.73 million
                                      3 other accounts     $346.56 million
                 ------------------------------------------------------------------------------
                 Andrew Holliman      1 RIC                $6.0 million    1 RIC ($6 M)
                                      2 PIVs               $404.78 million
                                      2 other accounts     $309.49 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 114

                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity    Stephen Thornber     1 RIC                $432.44 million 1 RIC ($432.44 M)    None(k)          (18)       (53)
Income                                1 PIV                $7.73 million
                                      3 other accounts     $346.56 million
                 ------------------------------------------------------------------------------
                 Jeremy Podger        1 RIC                $6.0 million    1 RIC ($6 M)
                                      2 PIVs               $10.58 million
                                      2 other accounts     $221.36 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Extended  Andrew Holliman      1 RIC                $432.44 million 1 RIC ($432.44 M)    None(k)          (18)       (53)
Alpha                                 2 PIVs               $404.78 million
                                      2 other accounts     $309.49 million
                 ------------------------------------------------------------------------------
                 Jeremy Podger        1 RIC                $9.58 million   1 RIC ($9.58 M)
                                      2 PIVs               $10.58 million
                                      2 other accounts     $221.36 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
International    Alex Lyle            1 RIC                $9.85 billion   1 RIC ($9.85 B)      None(k)          (18)       (53)
Opportunity                           28 PIVs              $834.30 million
                                      11 other accounts    $415.43 million
                 ---------------------------------------------------------
                 Esther Perkins       1 RIC                $9.85 billion
                                      1 other account      $184.29 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate     Catherine Stienstra  5 RICs               $3.30 billion   None                 None             (2)        (34)
Tax-Exempt                            11 other accounts    $6.33 billion
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap          John K. Schonberg    2 RICs               $256.55 million 2 RICs               None             (2)        (54)
Growth                                2 PIVs               $15.93 million  ($256.55 M)
                                      3 other accounts     $2.61 million
                 -------------------------------------------------------------------------------------------------------------------
                 Sam Murphy           1 RIC                $246.40 million 1 RIC ($246.4 M)     None           (2),(3)      (54)
                 --------------------
                 Mike Marzolf
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt       Catherine Stienstra  5 RICs               $2.77 billion   None                 None             (2)        (35)
Bond                                  11 other accounts    $6.33 billion
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt       Catherine Stienstra  5 RICs               $1.18 billion   None                 None             (2)        (34)
High Income                           11 other accounts    $6.33 billion
------------------------------------------------------------------------------------------------------------------------------------



    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Wrap accounts have been counted at the sponsor level.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) Other accounts exclude the assets and number of accounts in wrap fee programs that are managed using model portfolios.

(h) Mr. Mullman only manages a portion of the accounts subject to a performance fee. The total assets shown reflect the portion of those accounts managed by Mr. Mullman.

(i) Michael T. Smith does not own any shares of RiverSource Partners Small Cap Equity Fund. However, he invests in the Lord Abbett Small Cap Blend Fund, which is managed in a similar style.

(j) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of March 31, 2009.

(k) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

(l) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of Sept. 30, 2008.

(m) The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.

(n) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.

(o) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Nov. 17, 2008.


(p) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of May 31, 2009.


(q) The portfolio manager began managing the fund as of Jan. 1, 2009; reporting information is as of May 31, 2008.



POTENTIAL CONFLICTS OF INTEREST
(1) RIVERSOURCE: Management of Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset


Statement of Additional Information - June 29, 2009                     Page 115

        Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RIVERSOURCE: RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) RIVERSOURCE: The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) UBS: The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

        If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global



Statement of Additional Information - June 29, 2009                     Page 116

        Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

        The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV,
        Part II for a description of some of its policies and procedures in this regard.

(6) ESSEX: Potential conflicts of interest may be presented in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Essex has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of Essex may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees' personal securities transactions.

(7) MDTA: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


(8) RIVERSOURCE: Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics


Statement of Additional Information - June 29, 2009                     Page 117
        that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(9) AMERICAN CENTURY: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(10) MONDRIAN: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian's own interests or those of its employees and directors:

        Allocation of aggregated trades
        Mondrian may from time to time aggregate trades for a number of its clients.

        Mondrian's policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.



Statement of Additional Information - June 29, 2009                     Page 118

        Allocation of investment opportunities
        Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

        Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

        All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

        See also "Side-by-side management of hedge funds" below.

        Allocation of IPO opportunities
        Initial Public Offerings ("IPO's") present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

        Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

        Dealing in investments as principal in connections with the provision of seed capital
        A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

        Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

        Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

        Directorships and external arrangements
        Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

        Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

        The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual's responsibilities to Mondrian clients.

        Dual agency
        Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

        Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

        Employee personal account dealing
        There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

        Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

        Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.



Statement of Additional Information - June 29, 2009                     Page 119

        Gifts and entertainment (received)
        In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

        Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

        Gifts and entertainment (given)
        In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

        Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

        Performance fees
        Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

        Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

        The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

        Side-by-side management of hedge funds (Mondrian Alpha Funds)
        Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

        Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

        Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

        Soft dollar arrangements
        Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

        As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client's portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

        Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

        With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(11) JENNISON: In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

        Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment


Statement of Additional Information - June 29, 2009                     Page 120
        objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

        Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

        In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

(12) DAVIS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(13) LORD, ABBETT: Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other


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        accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(14) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(15) TRADEWINDS: Tradewinds recognizes that actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, Tradewinds, because it manages multiple accounts is presented with several potential conflicts and it seeks to manage these conflicts as follows:

        - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

        - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

        - Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions (e.g., short selling) or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

        Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(16) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the


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        expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(17) METWEST: Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. A committee, comprised of the Chief Investment Officer and portfolio/relationship managers, reviews trade reports for all accounts on a daily basis.

(18) THREADNEEDLE: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(19) COLUMBIA WAM: Like other investment professionals with multiple clients, a Fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor's Code of Ethics and certain limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.



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        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

        A Fund's portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor's portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(20) PRINCIPAL: Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(21) ALLIANCEBERNSTEIN: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned


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        policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(22) AIGGIC: AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary


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        obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(23) BATTERYMARCH: Batterymarch recognizes that actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.

        Allocation of Limited Investment Opportunities
        If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

        Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

        Allocation of Partially-Filled Transactions in Securities
        Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

        Opposite (i.e., Contradictory) Transactions in Securities
        Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

        In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

        Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

        Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

        Selection of Brokers/Dealers
        In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not


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        enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

        Personal Securities Transactions
        Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

        Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

        To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

        Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

        Performance-Based Fee Arrangements
        Batterymarch manages some accounts under performance-based fee arrangements. Batterymarch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, Batterymarch generally requires portfolio decisions to be made on a product specific basis. Additionally, Batterymarch requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers' compensation; performance analysis is reviewed on an aggregate product basis.

        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

        Batterymarch's CCO conducts a review of the firm's potential conflicts of interest and a risk assessment on an annual basis.

(24) SYSTEMATIC: Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG) a publicly traded asset management company, which invests in mid-sized asset management firms. Neither AMG nor any of their affiliates formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions are generally applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interests of its clients.

        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To mitigate such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies. These policies and procedures are subject to periodic testing and reviews, which are


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        reasonably designed to detect such conflicts and protect the interests of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Partners Select Value Fund. The description above is not a complete description of every conflict of interest that could be deemed to exist in managing this Fund and other accounts listed above.

(25) WEDGE: During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or enhancing its relationship with a broker for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts.

        To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

STRUCTURE OF COMPENSATION
(26)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(27) RIVERSOURCE: The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program is being discontinued and the final award under this plan covers the three-year period that started in January 2007 and ends in December 2009. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.



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(28)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. With the exception of Mr. Spitz, the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Mr. Spitz receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(29) UBS: The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a fixed component, a variable cash compensation component and a variable equity component, as detailed below. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, risk measured, performance-oriented culture. Overall compensation can be grouped into three categories:

        - A fixed component -- base salary and benefit -- reflecting an individual's skills and experience,

        - Variable cash compensation, which is determined annually on a discretionary basis and is correlated with the performance of UBS, UBS Global Asset Management, the respective asset class, investment strategy, function and an individual's (financial and non-financial) contribution to UBS Global Asset Management's results, and

        - A variable equity component that reinforces the critical importance of creating long-term business value whilst serving as an effective retention tool as shares typically vest over a number of years.

        UBS Global Asset Management strongly believes that tying portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the investment professionals' interests with those of the firm's clients. The total variable compensation available will depend on the firm's overall profitability. The allocation of the variable compensation pool to each portfolio manager in Equities and Fixed Income is based on an equal weighting of their investment performance (relative to a suitable index benchmark) over one, two and three year periods to the latest year end. This has the effect of putting greater emphasis on the most recent year, while keeping the longer-term in focus. In Global Investment Solutions
        (GIS), a similar method is applied but over a five year timescale.

        UBS is committed to the principle of employee share ownership, believing accountability for decisions and actions is encouraged through equity-based awards that vest and/or become unrestricted over time. Positions with a large scope of responsibility and a significant potential impact on the firm have higher equity exposure. UBS also has stringent share ownership requirements for senior executives.

        A number of equity ownership plans are available to UBS employees, which vary by rank, performance and location. These plan rules may be amended from time to time in all or some jurisdictions. Some of these plans include:

        EQUITY PLUS PLAN (EQUITY PLUS): Equity Plus is a voluntary plan that provides employees with an opportunity to purchase UBS shares at fair market value and generally receive, at no additional cost, two UBS options for each share purchased, up to a maximum annual limit. Shares purchased under Equity Plus are restricted from sale for two years from the date of purchase and the options are forfeitable in certain circumstances. The options have a strike price equal to the fair market value of a UBS share on the date the option is granted, a two-year vesting period and generally expire ten years from the date of grant.

        EQUITY OWNERSHIP PLAN (EOP): Selected employees receive between 10% and 45% of their annual performance-related compensation in UBS shares or notional shares instead of cash on a mandatory basis. A small proportion of EOP awards is granted over Alternative Investment Vehicles (AIVs) to reflect the performance of certain funds. EOP


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        awards generally vest in one-third increments over a three year vesting period and are forfeitable in certain circumstances.

        KEY EMPLOYEE STOCK APPRECIATION RIGHTS PLAN (KESAP) AND KEY EMPLOYEE STOCK OPTION PLAN (KESOP): Key and high potential employees are granted discretionary UBS options or stock appreciation rights with a strike price not less than the fair market value of a UBS share on the date the option or stock appreciation right is granted. The options or stock appreciation rights have a three-year vesting period, are forfeitable in certain circumstances and generally expire ten years from the date of grant.

(30) TURNER: Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(31) ESSEX: The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefits package including comprehensive family health coverage.

        Essex's yearly investment performance drives the portfolio managers' incentive portion ("bonus") of their compensation package. The portfolio managers' bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. Eighty percent of the evaluation is based on the performance of the portfolios and twenty percent is based on teamwork, communication, and other subjective criteria. We also incent them on their one, two and three-year performance track record.

        As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

        Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

(32) MDTA: The portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by MDTA is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Growth Index). The portfolio managers are also part of investment teams for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, the portfolio managers may receive additional consideration based on the achievement of specified revenue targets.

(33)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term


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        (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(34)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(35) AMERICAN CENTURY: The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2008, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three- year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund's true peers based on internal investment mandates.

        Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility.

        Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure


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        one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(36) DAVIS: Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(37) SYSTEMATIC: Ron Mushock and Kevin McCreesh are limited partners of the firm and Co-Portfolio Managers for the strategy. As Partners, their compensation consists of a combination of a fixed base salary, and a share of Systematic's profits based upon each Partner's respective individual ownership position in Systematic. Although total compensation is influenced by Systematic's overall profitability and therefore is based in part on the aggregate performance of all of Systematic's portfolios, including the Fund. Compensation is not based on performance of the Fund individually. The Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The Portfolio Managers are not compensated based solely on the performance of, or the value of assets held in, the Fund or any other individual portfolio managed by Systematic.


(38) WEDGE: WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm's investment and business success and their specific contribution to that record.

(39) JENNISON: Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.

        Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated


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        accordingly. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a portfolio manager with research analyst responsibilities.

        The following factors, listed in order of importance, will be reviewed for each portfolio manager:

        - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices, such as the Russell 2000 Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

        - Historical and long-term business potential of the product strategies;

        - Qualitative factors such as teamwork and responsiveness; and

        Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

(40) LORD, ABBETT: Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

        Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

        Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(41) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(42) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi- annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(43) METWEST: MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material


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        portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(44)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(45)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.
(46) COLUMBIA WAM: As of December 31, 2007, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and bonus. Typically, a high proportion of an analyst's or portfolio manager's bonus is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Bank of America restricted stock and/or options. Both plans vest over three years from the date of issuance. The CWAM total bonus pool, including cash and the two incentive plans, is based on a formula, with firm wide investment performance as the primary driver.

        Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in bonus levels. Incentive bonuses vary by tier, and can range between a


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        fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers.

        In addition, Mr. Egan received a final distribution on September 30, 2007 in connection with his association with the Advisor prior to its acquisition in September 2000 and the Advisor's performance through September 30, 2005. Mr. Mendes received a final distribution on September 30, 2007 from a supplemental pool for the Advisor's employees that was established in connection with the acquisition of CWAM and was based on the Advisor's performance through September 30, 2005.

(47) PRINCIPAL: Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The incentive bonus for equity portfolio managers ranges from 150% to 300% of actual base earnings, depending on job level.

        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Versus the peer group, incentive payout starts at 54th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 3.33% of incentive payout is achieved at 54th percentile. No payout is realized if performance is at or below 55th percentile.

        As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(48) ALLIANCEBERNSTEIN: AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients


Statement of Additional Information - June 29, 2009                     Page 135
            and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(49) MONDRIAN: Mondrian has the following programs in place to retain key investment staff:

        1. Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

        2. Profit Sharing Bonus Pool -- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

        3. Equity Ownership -- Mondrian is ultimately controlled by a partnership of senior management and private equity funds sponsored by Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 61% owned by approximately 70 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel, and 39% owned by private equity funds sponsored by Hellman & Friedman, LLC. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

        Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

        At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Compensation Committee
        In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

        Defined Contribution Pension Plan
        All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

        Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(50) TRADEWINDS: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

        Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

        - Overall performance of client portfolios;

        - Objective review of stock recommendations and the quality of primary research;

        - Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

        To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

        Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(51) AIGGIC: Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures


Statement of Additional Information - June 29, 2009                     Page 136
        comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(52) BATTERYMARCH: In addition to customary employee benefits (e.g., medical coverage), Batterymarch's compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:

        - competitive base salaries;

        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

        - corporate profit-sharing; and

        - annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for at least 31 months to receive payment).

        Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is generally not analyzed by any individual client portfolios. Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Lastly, portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

(53) THREADNEEDLE: The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award. The annual bonus is paid from a bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and generally by the performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee subject to the total fund managers' bonus pool being within the overall Corporate bonus pool which is based on the profitability of Threadneedle. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle employees.


(54)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.




Statement of Additional Information - June 29, 2009                     Page 137

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                 0.080%            0.075%            0.070%             0.060%             0.050%
Absolute Return Currency and
  Income
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets Bond
Global Bond
Partners International Select
  Growth
Partners International Select
  Value
Partners International Small Cap
Partners Small Cap Equity
Partners Small Cap Growth
Partners Small Cap Value
Small Cap Advantage
Small Company Index
Strategic Allocation
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle Global Equity Income
Threadneedle Global Extended Alpha
Threadneedle International
  Opportunity
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                    0.070%            0.065%            0.060%             0.050%             0.040%
Diversified Bond
Floating Rate
High Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Minnesota Tax-Exempt
New York Tax-Exempt
Short Duration U.S. Government
Strategic Income Allocation
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 138

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Balanced                                 0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Disciplined Equity
Disciplined Large Cap Growth
Disciplined Large Cap Value
Disciplined Small and Mid Cap
  Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Partners Aggressive Growth
Partners Fundamental Value
Partners Select Value
Precious Metals and Mining
Real Estate
Recovery and Infrastructure
Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income              0.020%            0.020%            0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate
  Aggressive
Portfolio Builder Moderate
  Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------







Statement of Additional Information - June 29, 2009                     Page 139

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES


----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2009             2008            2007        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                             $   56,956       $   38,041(a)   $   25,671        0.020%
-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                              54,275           45,848(a)       37,153        0.020
-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                             108,149           82,229(a)       58,560        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                96,644          110,897          86,301        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                              36,929           26,665          24,051        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                 193,553          183,783         138,034        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                      205,250          223,400         172,602        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                     72,830           62,617          50,763        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                              84,413          101,924          76,312        0.020
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                              101,230          158,059         153,231        0.060
-----------------------------------------------------------------------------------------------------------------
Small Company Index                                        446,427          738,676         867,030        0.080
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value                                               448,794          680,124         674,042        0.060
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                  105,946          159,051         173,239        0.080
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                  64,531           77,686          67,215        0.060
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                        164,551          363,599         534,163        0.080
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                    31,071           13,416(b)          N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure                                  4,214(c)           N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                         2,441            3,623           1,779(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                         4,449            5,483           1,861(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                         4,871            7,572           2,961(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                         5,145            7,280           2,293(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                         5,001            7,160           2,579(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                         3,258            4,249           1,548(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                         2,051            4,915           2,928(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                         1,726            1,670             586(d)     0.020
-----------------------------------------------------------------------------------------------------------------
                                                          2008              2007           2006
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                          1,069,014        1,259,292       1,328,295        0.065
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                 350,088          334,364         130,418        0.059
-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                                 594,407          645,012         658,982        0.057
-----------------------------------------------------------------------------------------------------------------
Partners Select Value                                      300,721          355,085         443,873        0.060
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  208,114          267,622         205,335        0.080
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                   565,329          754,675         858,118        0.080
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             541,748          623,283         821,082        0.068
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   285,601          196,713         172,175        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                     1,033,158          884,333         658,242        0.055
-----------------------------------------------------------------------------------------------------------------
Real Estate                                                132,646          153,117          91,341        0.060
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 140

----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2008             2007            2006        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management                                         $2,507,729       $2,141,669      $1,741,492        0.048%
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity                                       1,701,542        1,224,572         496,810        0.053
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                        38,114           24,904           1,143(e)     0.060
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                 30,592           20,681           4,615(f)     0.080
-----------------------------------------------------------------------------------------------------------------
Floating Rate                                              398,924          378,190          46,916(f)     0.070
-----------------------------------------------------------------------------------------------------------------
Growth                                                   1,477,804        1,763,087       1,791,547        0.053
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                                       202,872          242,883         253,936        0.070
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                             399,972          209,028         169,778        0.068
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity                                         2,524,199        3,245,953       2,119,930        0.049
-----------------------------------------------------------------------------------------------------------------
Large Cap Value                                             45,929           60,574          78,248        0.060
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                      115,529          105,993         133,102        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt(g)                                   122,235          122,586         149,235        0.070
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                                         2,012,548        1,752,212       1,698,244        0.060
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                    215,249          234,353         286,050        0.070
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                      41,455           47,710          57,973        0.070
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced                                                   519,542          623,784         697,753        0.059
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               101,276           11,405(h)          N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                    662(i)           N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                3,272,256        3,449,519       2,960,505        0.047
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                            1,335,281        1,196,773         854,082        0.053
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation                                     1,505,894        1,340,234         948,662        0.074
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                                115,139           21,493(h)          N/A        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        373,454           79,761          15,823(j)     0.079
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity                           549,173          209,295          14,739(k)     0.080
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      131,334           78,549          21,248(l)     0.080
-----------------------------------------------------------------------------------------------------------------
Global Bond                                                572,976          388,646         412,783        0.079
-----------------------------------------------------------------------------------------------------------------
Global Technology                                           83,820          103,335         101,197        0.060
-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth                       511,522          490,174         347,819        0.080
-----------------------------------------------------------------------------------------------------------------
Partners International Select Value                      1,395,090        1,759,221       1,306,775        0.078
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap                            79,183           92,062          83,383        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              498,019          503,279         406,991        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                96,107          105,886          89,350        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                 549,601          611,621         532,772        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                            1,528(m)           N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                           1,256(m)           N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     460,205          540,718         470,847        0.080
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                     52,367           57,618          74,912        0.070
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                             471,791          652,889         946,943        0.060
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            463,150          525,515         544,894        0.069
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                   1,603,416        1,823,812       2,064,819        0.063
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 141

----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2008             2007            2006        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 $   84,396       $   73,957      $   69,922        0.060%
-----------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.



(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



(m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00





Statement of Additional Information - June 29, 2009                     Page 142

                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y
-------    --------    --------    --------    --------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.

* Currently, tax-exempt and state tax-exempt funds do not have classes of shares that are subject to this fee.

DISTRIBUTION SERVICES


RiverSource Fund Distributors, Inc., an indirect wholly-owned subsidiary of RiverSource Investments, LLC (the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, serves as the funds' principal underwriter. Prior to June 2009, RiverSource Distributors, Inc. also served as principal underwriter and distributor to the funds. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income      $     466,216  $     688,587(a)$   1,155,448     $     (21,562) $     (56,086)(a)$       6,089
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income         296,977        831,981(a)    1,678,918              (533)       176,661(a)       287,006
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income         654,937      1,279,681(a)    2,955,938            77,641         34,001(a)       435,561
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive         2,081,242      2,848,037       3,260,693           552,795        799,417        1,029,231
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative         528,590        384,348         455,765            16,829          4,989           94,296
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate           3,277,766      3,944,827       4,127,743           661,689        702,939        1,084,978
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate           4,181,445      5,635,597       6,845,238         1,125,393      1,613,677        2,326,266
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             982,012      1,088,559       1,084,727           153,386        140,630          252,979
Conservative
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity       1,561,130      2,257,735       2,414,356           319,114        471,536          594,766

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 143

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                              N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------

Small Company Index              $     365,094  $     563,878   $     973,579     $     317,088  $     117,897    $     220,620
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value                           374,068        496,313         928,630            65,246         16,594           86,064
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth              110,096        174,193         265,315            13,222         25,734           52,127
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             159,379        192,503         178,460            55,468         50,572           33,944
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    171,109        285,044         569,430            25,294         30,185          100,405
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                57,137        149,480(b)          N/A             5,429         46,196(b)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure            221,190(c)         N/A             N/A            (7,085)(c)        N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                     7,536         32,694           2,283(d)          1,465         11,266           (6,048)(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                    17,354         70,298          35,493(d)          5,173         50,360           27,942(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                    26,015         41,850          35,121(d)         12,539         21,519           23,828(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                    21,208         49,187          38,880(d)          7,872         25,003           25,335(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                    19,999         51,530          29,205(d)          9,336         28,063           15,221(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                    14,670         31,469          21,303(d)          6,101         19,162           13,718(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                    17,700         39,332          14,822(d)          8,815         21,208            7,670(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                    16,697         23,890          10,606(d)          6,510         12,087            5,832(d)
-----------------------------------------------------------------------------------------------------------------------------------
                                      2008           2007            2006              2008           2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        882,107      1,787,813       2,479,319            41,174        139,630          682,596
-----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             390,356        359,329         217,559            83,271         63,452           44,653
-----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value             766,263      1,266,023       1,915,417            58,252        158,689          406,545
-----------------------------------------------------------------------------------------------------------------------------------
Partners Select Value                  314,511        518,110         945,839            25,291         61,797          213,839
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity              184,740        309,112         604,021            48,448         95,646          190,699
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               607,350      1,147,620       1,616,642           117,005        249,915          478,093
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         660,354        962,025       1,908,960          (152,827)       (85,482)         482,228
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage               136,891        252,402         442,638          (116,397)       (67,241)          61,137
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                 1,648,530      2,653,148       1,665,096           206,622        266,495          207,486
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                            211,915        813,437         598,431            63,306        218,298          180,632
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management                        339,219        437,392         718,247           339,111        423,832          714,638
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                     412,821        661,751         322,731            85,890        140,529           67,609
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap           26,228         55,865           1,760(e)          7,923          9,445              852(e)
Equity
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value              6,647         15,644           6,304(f)          1,943          1,960            1,708(f)
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate                          380,143      1,282,342         364,914(f)       (174,369)      (554,729)        (118,354)(f)
-----------------------------------------------------------------------------------------------------------------------------------
Growth                               2,003,496      3,028,179       4,553,722           372,658        548,978          955,528
-----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                   135,655        320,351         486,593           (11,090)        (6,952)         108,764
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         407,706        105,703         326,780            51,044         18,732           47,098
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                     3,342,608      4,596,427       3,400,059           610,479        641,330          629,348
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                         64,134        102,472         123,212            20,999         26,452           37,908
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                   92,255        136,687         220,446             9,475         28,890           28,711

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 144

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007            2006              2008           2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt            $      91,928  $     150,760   $     212,157(g)  $       5,945  $      46,117    $      77,373(g)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                     1,992,222      2,340,251       2,757,988           176,513        419,415          788,192
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   463,447        338,160         480,402(g)         37,217         12,594          102,088(g)
-----------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                     29,401         43,518          89,560(g)          8,217          6,984           19,641(g)
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                               287,586        474,702         400,884            36,359         32,524           59,347
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            87,685         20,834(h)          N/A            30,621          5,197(h)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                  0(i)         N/A             N/A                 0(i)         N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income            6,331,545      9,553,810      12,904,884         1,204,186      1,407,616        2,114,315
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                        2,444,490      3,538,910       4,477,119           898,395        862,120        1,010,224
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                 5,371,458      8,570,846       3,667,041         1,321,113      1,738,063          739,852
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            400,285        267,319(h)          N/A            28,302         26,129(h)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           288,047         10,519               0(j)         52,383          3,448                0(j)
Income
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined International              168,692        130,761           4,700(k)         36,899         14,894              434(k)
Equity
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                   41,906         25,743          11,348(l)         10,486          1,421            2,036(l)
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                            391,577        314,002         447,007           118,930        215,442          320,724
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology                      190,722        212,774         242,177            39,408         16,670           29,861
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Select          560,302        885,940         810,514           118,125        226,007          234,619
Growth
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Select        1,584,444      4,085,674       3,895,267           235,164        641,699          815,331
Value
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Small            88,479        164,026         173,659            20,053         19,649           37,954
Cap
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          780,872        886,062       1,075,586        (4,109,358)    (7,004,024)      (9,848,080)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity           124,828        226,464         107,816            35,391         90,745           29,463
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             800,774        896,578       1,272,084           114,011         99,098          218,974
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              18,558(m)         N/A             N/A             4,340(m)         N/A              N/A
Income
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended             1,795(m)         N/A             N/A               307(m)         N/A              N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             319,850        501,090         563,174            49,744         56,669          107,305
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                 59,348         62,985         115,280              (792)       (10,183)          29,590
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         360,393        608,683       1,388,577            59,123        115,052          346,497
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        319,831        313,115         346,932            64,831        (19,725)          79,024
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income               1,042,555      1,182,244       1,485,792           151,444        181,059          389,650
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                    N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.



(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



(m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - June 29, 2009                     Page 145

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%



    For Class B and Class C, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% of the 1.00% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.



    For Class R2 and Class R3, up to the entire amount of the fee shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% of the 0.50% fee may be reimbursed for shareholder servicing expenses.


FOR MONEY MARKET FUNDS:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class W
-------   -------   -------   -------
 0.10%     0.85%     0.75%     0.10%



    For Class B, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.10% of the 0.85% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the 0.85% fee for Class B.


FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.



Statement of Additional Information - June 29, 2009                     Page 146

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES


FUND                              CLASS A      CLASS B      CLASS C    CLASS D   CLASS R2   CLASS R3      CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income   $   593,211   $  362,603   $  112,193        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced           580,823      278,815      110,421        N/A        N/A        N/A          N/A
Income
-------------------------------------------------------------------------------------------------------------------
Income Builder Moderate         1,158,585      587,094      185,812        N/A        N/A        N/A          N/A
Income
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive      969,765      809,179      142,465        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder                 328,254      434,092       99,134        N/A        N/A        N/A          N/A
Conservative
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate      1,870,904    1,818,537      374,530        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate      2,048,240    1,742,740      319,656        N/A        N/A        N/A          N/A
Aggressive
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        687,072      724,001      168,921        N/A        N/A        N/A          N/A
Conservative
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total           850,481      691,958      125,500        N/A        N/A        N/A          N/A
Equity
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         N/A          N/A          N/A    $91,928        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Small Company Index             1,166,038      914,171          N/A        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------
Equity Value                    1,688,097      830,333       44,669        N/A    $    18   $    353   $        9
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth         160,344      205,641       25,972        N/A         15          8          N/A
-------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining        229,611      135,038       20,903        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               419,255      344,561       34,805        N/A         12          6          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity           78,294       18,994       10,617        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Recovery and                        9,478        3,157        1,947        N/A          9          5          N/A
Infrastructure(a)
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                8,900          N/A          N/A        N/A         18          9          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015               13,407          N/A          N/A        N/A         18          9          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                8,463          N/A          N/A        N/A         19          9          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                5,737          N/A          N/A        N/A         20          9          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                8,216          N/A          N/A        N/A         21         10          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                3,286          N/A          N/A        N/A         17          9          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                3,151          N/A          N/A        N/A         18         11          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                2,870          N/A          N/A        N/A         17          9          N/A

-------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 147

FUND                              CLASS A      CLASS B      CLASS C    CLASS D   CLASS R2   CLASS R3      CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------
High Yield Bond               $ 3,139,852   $2,195,630   $  211,821        N/A    $    27   $     11   $  140,313
-------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        989,015      834,358       23,191        N/A        190         15          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value      1,820,164    1,938,445      170,196        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Select Value             944,904      936,623       75,555        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity         557,309      310,825       26,458        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value        1,256,997    1,776,490      136,505        N/A        802         10          N/A
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S.             1,342,344    1,762,259       97,004        N/A        N/A        N/A           12
Government
-------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage          260,643      373,486       45,007        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------
Dividend Opportunity            3,563,045    2,220,149      257,746        N/A        N/A        N/A           13
-------------------------------------------------------------------------------------------------------------------
Real Estate                       276,727      189,408       17,500        N/A        N/A        N/A            9
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------
Cash Management                 4,969,177      714,712       45,638        N/A        N/A        N/A      154,441
-------------------------------------------------------------------------------------------------------------------
Disciplined Equity              3,199,228      550,860       31,395        N/A         22         11    3,483,017
-------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid          44,049       12,319        1,632        N/A        N/A        N/A       54,372
Cap Equity
-------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value        31,837        4,226          546        N/A         20         11          N/A
-------------------------------------------------------------------------------------------------------------------
Floating Rate                     795,373      357,536      206,462        N/A        N/A        N/A           11
-------------------------------------------------------------------------------------------------------------------
Growth                          5,186,203    3,166,050      179,547        N/A         24         12           12
-------------------------------------------------------------------------------------------------------------------
Income Opportunities              389,032      363,715       41,252        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Inflation Protected               319,398      259,775       51,658        N/A        N/A        N/A      205,664
Securities
-------------------------------------------------------------------------------------------------------------------
Large Cap Equity               10,775,702    7,098,566      270,367        N/A         22         11          N/A
-------------------------------------------------------------------------------------------------------------------
Large Cap Value                   123,733      118,887        8,842        N/A         19          9          N/A
-------------------------------------------------------------------------------------------------------------------
Limited Duration Bond             155,586       94,180       16,366        N/A        N/A        N/A           14
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------
California Tax-Exempt             417,044       57,189       20,845        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                4,896,633    3,027,276      237,190        N/A         36         18    1,101,584
-------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt              705,661      176,620       75,716        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt               135,961       41,064        7,302        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------
Balanced                        1,987,290      415,034       46,083        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth       35,017       16,268       10,920        N/A         47         24            2
-------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap                  32           29           16        N/A          8          4            4
Value(b)
-------------------------------------------------------------------------------------------------------------------
Diversified Equity Income      14,226,095    9,229,184    1,111,495        N/A     25,252    280,029           11
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                   4,837,635    2,497,777      514,655        N/A     27,209     40,679           11
-------------------------------------------------------------------------------------------------------------------
Strategic Allocation            4,342,136    2,269,489      693,509        N/A         24         12          N/A
-------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation       362,627      149,282       45,011        N/A          5          2          N/A

-------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 148

FUND                              CLASS A      CLASS B      CLASS C    CLASS D   CLASS R2   CLASS R3      CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and  $   268,339   $   11,267   $   58,825        N/A        N/A        N/A   $  368,846
Income
-------------------------------------------------------------------------------------------------------------------
Disciplined International         188,884      135,656       14,024        N/A    $     6   $      3    1,073,689
Equity
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond              21,289       14,432        2,267        N/A        N/A        N/A      125,465
-------------------------------------------------------------------------------------------------------------------
Global Bond                       704,343      522,781       40,466        N/A        N/A        N/A      442,005
-------------------------------------------------------------------------------------------------------------------
Global Technology                 266,728      297,356       31,112        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners International            850,640      586,365       55,865        N/A        N/A        N/A          N/A
Select
Growth
-------------------------------------------------------------------------------------------------------------------
Partners International          3,573,831    2,701,274      272,384        N/A        N/A        N/A          N/A
Select Value
-------------------------------------------------------------------------------------------------------------------
Partners International Small      157,129      124,919        9,633        N/A        N/A        N/A          N/A
Cap
-------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging           1,283,814      701,567       62,513        N/A        N/A        N/A          N/A
Markets
-------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      239,284      225,941       17,814        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity      1,507,084      814,247       73,244        N/A         25         13           13
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          1,812          818          157        N/A         11          6          N/A
Income(c)
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended        1,067          508          207        N/A         11          5          N/A
Alpha(c)
-------------------------------------------------------------------------------------------------------------------
Threadneedle International      1,036,236      541,184       30,802        N/A         25         12          N/A
Opportunity
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           166,850       57,473       23,235        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                  1,589,639      958,780       48,434        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                 1,613,863      236,766       50,563        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income          6,157,145      713,646      137,909        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market           140,660          N/A          N/A        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------




(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(c) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.



Statement of Additional Information - June 29, 2009                     Page 149

FOR FUNDS WITH CLASS B AND CLASS C SHARES:


The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed ("unreimbursed expense") for Class B and Class C shares. These amounts are based on the most recent information available as of April 30, 2009 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


                  TABLE 24. UNREIMBURSED DISTRIBUTION EXPENSES


                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       $    76,000          4.73%     $ 14,000          1.06%
-------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                187,000          4.59%       54,000          0.50%
-------------------------------------------------------------------------------------------------------
Balanced                                           790,000          4.23%       31,000          1.16%
-------------------------------------------------------------------------------------------------------

California Tax-Exempt                               95,000          2.40%       16,000          0.67%
-------------------------------------------------------------------------------------------------------

Cash Management                                  7,863,000          6.58%       89,000          0.90%
-------------------------------------------------------------------------------------------------------

Disciplined Equity                                 744,000          3.85%       25,000          1.33%
-------------------------------------------------------------------------------------------------------

Disciplined International Equity                   388,000          5.25%       12,000          1.29%
-------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                       178,000          5.21%       14,000          1.10%
-------------------------------------------------------------------------------------------------------

Disciplined Large Cap Value                          7,000          7.67%           --          0.00%
-------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                59,000          5.48%        4,000          1.48%
-------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                         17,000          5.29%        1,000          1.50%
-------------------------------------------------------------------------------------------------------

Diversified Bond                                 7,929,000          3.30%      279,000          0.68%
-------------------------------------------------------------------------------------------------------

Diversified Equity Income                       18,306,000          4.53%      711,000          1.13%
-------------------------------------------------------------------------------------------------------

Dividend Opportunity                             3,647,000          4.16%      172,000          1.28%
-------------------------------------------------------------------------------------------------------

Emerging Markets Bond                               65,000          4.46%       18,000          8.09%
-------------------------------------------------------------------------------------------------------

Equity Value                                     1,664,000          3.05%       46,000          1.34%
-------------------------------------------------------------------------------------------------------

Floating Rate                                      975,000          6.22%      105,000          0.73%
-------------------------------------------------------------------------------------------------------

Global Bond                                      1,204,000          3.28%       36,000          0.87%
-------------------------------------------------------------------------------------------------------

Global Technology                                  467,000          3.02%       28,000          1.26%
-------------------------------------------------------------------------------------------------------

Growth                                           4,387,000          4.32%      112,000          1.62%
-------------------------------------------------------------------------------------------------------

High Yield Bond                                  3,625,000          3.55%      185,000          0.98%
-------------------------------------------------------------------------------------------------------

Income Builder Basic Income                      1,839,000          6.40%       59,000          0.61%
-------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                   1,264,000          6.72%       51,000          0.64%
-------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                   2,497,000          6.16%       81,000          0.59%
-------------------------------------------------------------------------------------------------------

Income Opportunities                             1,187,000          4.20%      208,000          1.10%
-------------------------------------------------------------------------------------------------------

Inflation Protected Securities                   1,276,000          3.90%       73,000          0.68%
-------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                            125,000          2.62%       41,000          1.10%
-------------------------------------------------------------------------------------------------------

Large Cap Equity                                11,130,000          4.81%      173,000          1.51%
-------------------------------------------------------------------------------------------------------

Large Cap Value                                    194,000          4.51%        7,000          1.26%
-------------------------------------------------------------------------------------------------------

Limited Duration Bond                              314,000          4.16%       17,000          0.77%
-------------------------------------------------------------------------------------------------------

Mid Cap Growth                                   1,712,000          3.31%       32,000          0.94%
-------------------------------------------------------------------------------------------------------

Mid Cap Value                                    4,992,000          4.81%      291,000          0.84%
-------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                               255,000          1.94%       80,000          0.83%
-------------------------------------------------------------------------------------------------------

New York Tax-Exempt                                 65,000          1.93%        7,000          0.97%
-------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                         926,000          3.09%       22,000          1.28%
-------------------------------------------------------------------------------------------------------

Partners Fundamental Value                       2,745,000          4.19%      102,000          1.30%
-------------------------------------------------------------------------------------------------------

Partners International Select Growth             1,043,000          4.45%       37,000          1.40%
-------------------------------------------------------------------------------------------------------

Partners International Select Value              4,198,000          4.88%      138,000          1.38%
-------------------------------------------------------------------------------------------------------

Partners International Small Cap                   225,000          5.70%        5,000          1.43%
-------------------------------------------------------------------------------------------------------

Partners Select Value                            1,402,000          4.23%       41,000          1.15%

-------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 150

                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                          499,000          4.25%       19,000          1.50%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                          472,000          3.72%       24,000          1.34%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Value                         2,066,000          3.39%       73,000          1.27%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                     3,302,000          5.41%      136,000          1.04%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                   2,254,000          5.09%      120,000          0.94%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                       8,012,000          5.20%      356,000          0.94%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive            7,105,000          5.23%      295,000          1.00%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative          3,297,000          5.17%      165,000          0.92%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                   2,819,000          5.72%      120,000          1.12%
-------------------------------------------------------------------------------------------------------

Precious Metals and Mining                         414,000          3.45%       17,000          0.76%
-------------------------------------------------------------------------------------------------------

Real Estate                                        445,000          7.12%       13,000          1.58%
-------------------------------------------------------------------------------------------------------

Recovery and Infrastructure                         87,000          2.23%       18,000          0.68%
-------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                   4,253,000          3.65%      121,000          0.96%
-------------------------------------------------------------------------------------------------------

Small Cap Advantage                                816,000          3.77%       30,000          1.16%
-------------------------------------------------------------------------------------------------------

Small Company Index                              1,709,000          3.23%          N/A            N/A
-------------------------------------------------------------------------------------------------------

Strategic Allocation                             7,137,000          5.72%      384,000          0.87%
-------------------------------------------------------------------------------------------------------

Strategic Income Allocation                        992,000          4.41%       55,000          0.72%
-------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                                    453,000          2.12%       54,000          0.78%
-------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                           1,140,000          2.12%      131,000          0.98%
-------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                      981,000          3.49%       44,000          1.16%
-------------------------------------------------------------------------------------------------------

Threadneedle European Equity                       193,000          2.28%       12,000          1.33%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                       1,532,000          4.25%       63,000          1.46%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income                  102,000          5.22%        5,000          1.92%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha                  27,000          8.72%        1,000          0.97%
-------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity             857,000          3.87%       31,000          1.70%
-------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                         1,009,000          4.12%       36,000          0.87%
-------------------------------------------------------------------------------------------------------



PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary,


Statement of Additional Information - June 29, 2009                     Page 151
and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary's organization, including placement of the fund on the financial intermediary's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INTERMEDIARY ARRANGEMENTS
The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds' securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund's custodian agreement.



Statement of Additional Information - June 29, 2009                     Page 152

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the


Statement of Additional Information - June 29, 2009                     Page 153
fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

          TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS


                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                              2/16/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Income                                     6/19/03                                                Yes
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation                                  3/4/04                                                  No
  Protected Securities Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                           6/19/03                                                Yes
  Bond Fund
----------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT TRUST            4/7/86                    Business Trust       MA       8/31(10)
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                            8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          5/18/06                                                Yes
  and Mid Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          2/16/06                                                Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 4/8/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                           10/3/74                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                             6/4/57                                                 Yes
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GLOBAL SERIES,            10/28/88                     Corporation        MN         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                            6/15/06                                                Yes
  Currency and Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                           2/16/06                                                 No
  Bond Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3/20/89                                                 No
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology                         11/13/96                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                         11/13/96                                                Yes
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             5/29/90                                                Yes
  Fund(5),(6),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             8/1/08                                                 Yes
  Income Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended                           8/1/08                                                 Yes
  Alpha Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME         3/12/85                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                             8/19/85                                                Yes
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                            2/14/02                                                Yes
  Mortgage Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME         8/17/83                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                            12/8/83                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 4/8/86(1)                Corporation       NV/MN      1/31(7)
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Basic Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Enhanced Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Moderate Income Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                      Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Growth
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   10/3/02                                                Yes
  International Small Cap
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL             7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                5/18/06                                                Yes
  International Equity Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           6/26/00                                                Yes
  Fund(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle International                            11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 154

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES,   1/18/40; 4/8/86(1)                Corporation       NV/MN       9/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                           4/16/40                                                Yes
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          5/17/07                                                Yes
  Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          8/1/08                                                 Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                               10/15/90                                                Yes
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                              2/14/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                4/24/03                                                Yes
  Equity Fund(4)
----------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                3/1/72                                                 Yes
----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity                           3/28/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value                            6/27/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MANAGERS SERIES,          3/20/01                      Corporation        MN         5/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                   4/24/03                                                Yes
  Aggressive Growth Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                   6/18/01                                                Yes
  Fundamental Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Select                            3/8/02                                                 Yes
  Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             3/8/02                                                 Yes
  Cap Equity Fund(4),(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             6/18/01                                                Yes
  Cap Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MARKET ADVANTAGE          8/25/89                      Corporation        MN         1/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Conservative Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Conservative Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Total Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                             10/25/99                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                              8/19/96                                                Yes
  Index Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 4/8/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                            10/6/75                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,            3/25/88                      Corporation        MN         6/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Dividend                                   8/1/88                                                 Yes
  Opportunity Fund(8)
----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                           3/4/04                                                  No
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,          10/5/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                            4/22/85                                                 No
  and Mining Fund(9)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)          1/27/06                    Business Trust       MA         4/30
----------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian                         10/18/07                                                Yes
  Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Recovery and                               2/19/09                                                 No
  Infrastructure Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                            5/18/06                                                Yes
  2010 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2015 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2020 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2025 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2030 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2035 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2040 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2045 Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES, INC.(15)
----------------------------------------------------------------------------------------------------------------------

RiverSource Short-Term Cash                            9/26/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                    Business Trust       MA       8/31(10)
  SERIES TRUST

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 155

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-                             8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                              8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                 10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic                                  1/23/85                                                Yes
  Allocation Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                           5/17/07                                                Yes
  Allocation Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,          1/24/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value Fund                          5/14/84                                                Yes
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             1/24/01                                                Yes
  Cap Growth Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Small Cap                                  5/4/99                                                 Yes
  Advantage Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 4/8/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High                            5/7/79                                                 Yes
  Income Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY     2/29/80, 4/8/86(1)                Corporation       NV/MN       12/31
  MARKET SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Money                           8/5/80                                                 Yes
  Market Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-                         11/13/96                                                Yes
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                           11/24/76                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES           9/11/07                    Business Trust       MA         12/31
  TRUST(12)
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Conservative
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderate
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                          5/1/06                                                 Yes
  Portfolio - Fundamental
  Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                          2/4/04                                                 Yes
  Portfolio - Select Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                          8/14/01                                                Yes
  Portfolio - Small Cap Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/10/04                                                Yes
  Portfolio - Core Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Dynamic Equity
  Fund(5),(16)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                  No
  Portfolio - Global Bond Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Growth Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      02/4/04                                                Yes
  Portfolio - Larger-Cap Value
  Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Smaller-Cap
  Value Fund(16)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------







Statement of Additional Information - June 29, 2009                     Page 156

    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.


  (1)    Date merged into a Minnesota corporation incorporated on April 8, 1986.


  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.

  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable
         Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.


 (16) Effective May 1, 2009, RiverSource Variable Portfolio - Growth Fund changed its name to Seligman Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund changed its name to RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund changed its name to Seligman Variable Portfolio - Larger-Cap Value Fund, and RiverSource Variable Portfolio - Small Cap Advantage Fund changed its name to Seligman Variable Portfolio - Smaller-Cap Value Fund.




Statement of Additional Information - June 29, 2009                     Page 157

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds each member oversees consists of 162 funds, which includes 104 RiverSource funds and 58 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz 901 S.    Board member      Chief Justice, Minnesota         None                    Board Governance,
Marquette Ave.           since 2006        Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 54                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Arne H. Carlson 901 S.   Board member      Chair, RiverSource Family of     None                    Board Governance,
Marquette Ave.           since 1999        Funds, 1999-2006; former                                 Compliance,
Minneapolis, MN 55402                      Governor of Minnesota                                    Contracts,
Age 74                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton 901    Board member      President, Springboard-Partners  None                    Distribution,
S. Marquette Ave.        since 2007        in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Joint Audit
Age 54
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn 901    Board member      Trustee Professor of Economics   None                    Board Governance,
S. Marquette Ave.        since 2004        and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      College; former Dean, McCallum                           Investment Review
Age 58                                     Graduate School of Business,
                                           Bentley University
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones 901 S.     Board member      Attorney and Consultant          None                    Board Governance,
Marquette Ave.           since 1985                                                                 Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 74                                                                                              Investment Review,
                                                                                                    Joint Audit
----------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 2005        Shikiar Asset Management         Insurance               Executive,
Minneapolis, MN 55402                                                                               Investment Review,
Age 73                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    2007, Board       Carleton College                 irrigation systems)     Contracts,
Age 70                   member since                                                               Executive,
                         2002                                                                       Investment Review
----------------------------------------------------------------------------------------------------------------------

John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 2008        Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Joint Audit
Age 66                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 56                                     company)                                                 Executive,
                                                                                                    Investment Review

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 158

                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 2008        since 1987; Vice President and   (digital imaging);      Distribution,
Minneapolis, MN 55402                      General Counsel, Automotive      Infinity, Inc. (oil     Investment Review
Age 67                                     Legal Affairs, Chrysler          and gas exploration
                                           Corporation, 1990-1997           and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 65                                     President, Forester Biotech      (health management      Investment Review
                                                                            programs)
----------------------------------------------------------------------------------------------------------------------



BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 None
53600 Ameriprise Financial        since 2001, Vice  Chief Investment Officer, Ameriprise
Center                            President since   Financial, Inc. since 2005; President,
Minneapolis, MN 55474             2002              Chairman of the Board and Chief
Age 48                                              Investment Officer, RiverSource
                                                    Investments, LLC since 2001; Director,
                                                    President and Chief Executive Officer,
                                                    Ameriprise Certificate Company since
                                                    2006; Chairman of the Board and Chief
                                                    Executive Officer, RiverSource
                                                    Distributors, Inc. since 2006 and of
                                                    RiverSource Fund Distributors, Inc.
                                                    since 2008; and Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc., 2001-2005
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.


The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:


                            TABLE 27. FUND OFFICERS

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Patrick T. Bannigan               President since   Director and Senior Vice President - Asset
172 Ameriprise Financial Center   2006              Management, Products and Marketing,
Minneapolis, MN 55474                               RiverSource Investments, LLC and Director and
Age 43                                              Vice President - Asset Management, Products
                                                    and Marketing, RiverSource Distributors, Inc.
                                                    since 2006 and of RiverSource Fund
                                                    Distributors, Inc. since 2008; Managing
                                                    Director and Global Head of Product, Morgan
                                                    Stanley Investment Management, 2004-2006;
                                                    President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------


Michelle M. Keeley                Vice President    Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center   since 2004        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006; Vice
Age 45                                              President - Investments, Ameriprise
                                                    Certificate Company since 2003; Senior Vice
                                                    President - Fixed Income, Ameriprise
                                                    Financial, Inc., 2002-2006 and RiverSource
                                                    Investments, LLC, 2004-2006

--------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 159

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Amy K. Johnson                    Vice President    Chief Administrative Officer, RiverSource
5228 Ameriprise Financial Center  since 2006        Investments, LLC since 2009; Vice
Minneapolis, MN 55474                               President - Asset Management and Trust Company
Age 43                                              Services, RiverSource Investments, LLC, 2006-
                                                    2009; Vice President - Operations and
                                                    Compliance, RiverSource Investments, LLC,
                                                    2004-2006; Director of Product
                                                    Development - Mutual Funds, Ameriprise
                                                    Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------


Jeffrey P. Fox                    Treasurer since   Vice President - Investment Accounting,
105 Ameriprise Financial Center   2002              Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                               Financial Officer, RiverSource Distributors,
Age 53                                              Inc. since 2006
--------------------------------------------------------------------------------------------------


Scott R. Plummer                  Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center  General Counsel   Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             and Secretary     2005; Chief Counsel, RiverSource Distributors,
Age 49                            since 2006        Inc. and Chief Legal Officer and Assistant
                                                    Secretary, RiverSource Investments, LLC since
                                                    2006; Chief Counsel, RiverSource Fund
                                                    Distributors, Inc. since 2008; Vice President,
                                                    General Counsel and Secretary, Ameriprise
                                                    Certificate Company since 2005; Vice
                                                    President - Asset Management Compliance,
                                                    Ameriprise Financial, Inc., 2004-2005; Senior
                                                    Vice President and Chief Compliance Officer,
                                                    USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------


Eleanor T.M. Hoagland             Chief Compliance  Chief Compliance Officer, RiverSource
100 Park Avenue                   Officer since     Investments, LLC, Kenwood Capital Management
New York, NY 10010                2009              LLC, Ameriprise Certificate Company,
Age 58                                              RiverSource Service Corporation and Seligman
                                                    Data Corp. since 2009; Chief Compliance
                                                    Officer for each of the Seligman funds since
                                                    2004 and all funds in the RiverSource Family
                                                    of Funds since 2009; Anti Money Laundering
                                                    Prevention Officer and Identity Theft
                                                    Prevention Officer for each of the Seligman
                                                    funds since 2008; Managing Director, J. & W.
                                                    Seligman & Co. Incorporated and Vice-President
                                                    for each of the Seligman funds, 2004-2008.
--------------------------------------------------------------------------------------------------

Neysa M. Alecu                    Money Laundering  Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center  Prevention        Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474             Officer since     Laundering Officer, Ameriprise Financial, Inc.
Age 45                            2004              since 2004; Compliance Director, Ameriprise
                                                    Financial, Inc., 2004-2008.
--------------------------------------------------------------------------------------------------




RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and


Statement of Additional Information - June 29, 2009                     Page 160
consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


                                        BOARD                                                     INVESTMENT    JOINT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE    COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           5          5
January 31
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           6          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            0            1           5          5
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       7           6          7            1            1           6          6
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            1            1           5          5
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            1            1           5          5
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            2            1           5          5
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            2            2           5          5
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            3            2           5          5
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           5          5
December 31
-----------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2009                     Page 161

BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2008 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.

                         TABLE 29. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2008:

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Absolute Return Currency and Income          $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Growth                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals and Mining                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson              Cash Management                              $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $0-$10,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton            Absolute Return Currency and Income          $0-$10,000                        $50,001-$100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 162

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Growth*                                      $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive*       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Disciplined Equity                           $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $0-$10,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              Cash Management                              Over $100,000                       Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.        120/20 Contrarian Equity                     $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined Large Cap Growth                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $0-$10,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 163

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
John F. Maher                Equity Value                                 $0-$10,000                         Over $100,000**
                             ------------------------------------------------------------------------
                             Seligman Capital                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Common Stock                        $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Core Fixed Income                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Emerging Markets                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Frontier                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Global Growth                       $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman High-Yield                          $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Income and Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman International Growth                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle Global Real Estate          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle Monthly Dividend Real       $0-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal                  $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman U.S. Government Securities          $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Cash Management                              Over $100,000                      Over $100,000**
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 164

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie              Seligman Capital                             $0-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Common Stock                        $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Core Fixed Income                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Emerging Markets                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Frontier                            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Growth                       $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman High-Yield                          $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Income and Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman International Growth                $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Michigan Municipal                  $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman U.S. Government Securities          $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over 100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $1-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 165

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              $0-$10,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small and Mid Cap Equity         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Emerging Markets Bond                        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Floating Rate                                Over $100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001- $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $50,001- $100,000
                             ------------------------------------------------------------------------
                             Inflation Protected Securities               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Equity                    Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $50,001-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------


    *    Deferred compensation invested in share equivalents:

A. Flynn    Growth...............................  $10,001-$50,000
            Portfolio Builder Moderate             $50,001-$100,000
            Aggressive...........................
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency and Income..  $10,001-$50,000
            Disciplined Large Cap Growth.........  $10,001-$50,000
            Diversified Equity Income............  $50,001-$100,000
            Portfolio Builder Total Equity.......  $10,001-$50,000
            Threadneedle Emerging Markets........  $10,001-$50,000
            Threadneedle International             $50,001-$100,000
            Opportunity..........................



Statement of Additional Information - June 29, 2009                     Page 166


C. Maher    Equity Value.........................  $0-$10,000
            Seligman Capital.....................  $0-$10,000
            Seligman Communications &              $10,001-$50,000
            Information..........................
            Seligman Frontier....................  $10,001-$50,000
            Seligman International Growth........  $0-$10,000
            Seligman Large-Cap Value.............  $10,001-$50,000
            Seligman LaSalle Global Real Estate..  $0-$10,000
            Tri-Continental Corporation..........  $10,001-$50,000

D. Paglia   Threadneedle Global Equity...........  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.

This table shows the Board members' dollar range of equity securities beneficially owned on March 31, 2009 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board member.

             TABLE 29A. BOARD MEMBER HOLDINGS  -- AS OF QUARTER END

Based on net asset values as of March 31, 2009:

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               RiverSource Absolute Return Currency and     $10,001-$50,000                     Over $100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Growth        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Value         $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Precious Metals and Mining       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Real Estate                      $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Arne Carlson                 RiverSource Cash Management                  $0-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate       $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Recovery and Infrastructure      $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 167

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Pamela Carlton               RiverSource Absolute Return Currency and     $0-$10,000                         Over $100,000**
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Floating Rate*                   $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn            RiverSource Growth*                          $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate       $50,001-$100,000
                             Aggressive*
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation*            Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                RiverSource Disciplined Equity               $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Growth                           $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Small Company Index              Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              RiverSource Cash Management                  Over $100,000                       Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 168

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        RiverSource 120/20 Contrarian Equity         $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $10,001-$50,000
                             Income*
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Large Cap Growth*    $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond*                $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income*       $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Total Equity   $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets*               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity Income            $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity*      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

John F. Maher                RiverSource Diversified Equity Income*       $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Equity Value*                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information*     Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       RiverSource Cash Management                  $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Floating Rate*                   Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 169

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie              Seligman Capital                             $0-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Common Stock                        $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Core Fixed Income                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Emerging Markets                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Frontier                            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Growth                       $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman High-Yield                          $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Income and Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman International Growth                $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Michigan Municipal                  $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman U.S. Government Securities          $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         RiverSource 120/20 Contrarian Equity         $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Cash Management                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Growth                           $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Income Builder Enhanced Income   Over 100,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Value                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $50,001-$100,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Value         $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 170

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Ted Truscott                 RiverSource 120/20 Contrarian Equity         $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Cash Management                  $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Equity               Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined International        Over $100,000
                             Equity
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Large Cap Growth     $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Large Cap Value      $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Small and Mid Cap    $10,001-$50,000
                             Equity
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Emerging Markets Bond            $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Floating Rate                    Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Global Technology                $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Growth                           $50,001- $100,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  $50,001- $100,000
                             ------------------------------------------------------------------------
                             RiverSource Income Opportunities             $50,001- $100,000
                             ------------------------------------------------------------------------
                             RiverSource Inflation Protected Securities   $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Value                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    Over $100,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $10,001-$50,000
                             Value
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Equity        $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate       $50,001-$100,000
                             Aggressive
                             ------------------------------------------------------------------------
                             RiverSource Retirement Plus 2035             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Income Allocation      Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2009                     Page 171

    *    Deferred compensation invested in share equivalents:

A. Carlton   RiverSource Floating Rate............  $0-$10,000

B. Flynn     RiverSource Growth...................  $10,001-$50,000
             RiverSource Portfolio Builder          $50,001-$100,000
             Moderate Aggressive..................
             RiverSource Strategic Allocation.....  $50,001-$100,000

C. Lewis     RiverSource Absolute Return Currency   $10,001-$50,000
             and Income...........................
             RiverSource Disciplined Large Cap      $10,001-$50,000
             Growth...............................
             RiverSource Diversified Bond.........  $10,001-$50,000
             RiverSource Diversified Equity         $50,001-$100,000
             Income...............................
             Threadneedle Emerging Markets........  $10,001-$50,000
             Threadneedle International             $10,001-$50,000
             Opportunity..........................

D. Maher     RiverSource Diversified Equity         $10,001-$50,000
             Income...............................
             RiverSource Equity Value.............  $10,001-$50,000
             Seligman Communications and            $50,001-$100,000
             Information..........................

E. Paglia    RiverSource Floating Rate............  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.


As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 1.53% of RiverSource Retirement Plus 2035 Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other fund in the RiverSource Family of Funds.




Statement of Additional Information - June 29, 2009                     Page 172

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS


                                                         TOTAL CASH COMPENSATION FROM
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $177,500
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     182,500
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   165,000(b)
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   170,000(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       177,500
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     165,000
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               400,000(b)
----------------------------------------------------------------------------------------------
John F. Maher                                                        64,583(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              172,500(b)
----------------------------------------------------------------------------------------------
Leroy Richie                                                         87,500
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                170,000
----------------------------------------------------------------------------------------------




 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.


 (b) Ms. Carlton, Ms. Flynn, Mr. Lewis, Mr. Maher and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $20,667, $72,125, $60,000, $52,958 and $107,500 respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.


The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and sub- committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more funds in the RiverSource Family of Funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.



Statement of Additional Information - June 29, 2009                     Page 173

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

           TABLE 31. BOARD MEMBER(a) Compensation -- Individual Funds


                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------

Income Builder Basic            *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------

Income Builder Enhanced         *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------

Income Builder Moderate         *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Aggressive
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Conservative
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Moderate
---------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *
Moderate Aggressive
---------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *
Moderate Conservative
---------------------------------------------------------------------------------------
Portfolio Builder Total         *           *          *         *         *          *
Equity
---------------------------------------------------------------------------------------
S&P 500 Index -- total     $  391      $  398     $  366    $  375    $  391     $  364
Amount deferred                 0           0         14       180         0          0
---------------------------------------------------------------------------------------
Small Company               1,310       1,331      1,225     1,254     1,310      1,220
Index -- total
Amount deferred                 0           0         44       604         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------

Equity Value -- total       1,924       1,967      1,800     1,855     1,924      1,787
Amount deferred                 0           0        129       860         0          0
---------------------------------------------------------------------------------------

Partners Small Cap            329         336        308       317       329        306
Growth -- total
Amount deferred                 0           0         21       147         0          0
---------------------------------------------------------------------------------------

Precious Metals and           270         279        254       265       270        251
Mining -- total
Amount deferred                 0           0         25       119         0          0
---------------------------------------------------------------------------------------

Small Cap                     505         515        472       486       505        469
Advantage -- total
Amount deferred                 0           0         32       226         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------
120/20 Contrarian             100         102         93        96        99         92
Equity -- total
Amount deferred                 0           0         10        42         0          0
---------------------------------------------------------------------------------------
Recovery and                   29          32         27        30        29         27
Infrastructure -- total
Amount deferred                 0           0         11         9         0          0
---------------------------------------------------------------------------------------
Retirement Plus 2010            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2015            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2020            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2025            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2030            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2035            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2040            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2045            *           *          *         *         *          *
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------

High Yield                  3,058       2,945      2,563     2,957     2,957      2,867
Bond -- total
Amount deferred                 0           0          0     1,292         0          0
---------------------------------------------------------------------------------------

Partners Aggressive         1,110       1,075        944     1,075     1,075      1,040
Growth -- total
Amount deferred                 0           0          0       474         0          0
---------------------------------------------------------------------------------------

Partners Fundamental        1,939       1,870      1,629     1,875     1,876      1,817
Value -- total
Amount deferred                 0           0          0       822         0          0
---------------------------------------------------------------------------------------

Partners Select               929         893        776       898       898        871
Value -- total
Amount deferred                 0           0          0       392         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------

Income Builder Basic            *           *           *           *           *
Income
---------------------------------------------------------------------------------

Income Builder Enhanced         *           *           *           *           *
Income
---------------------------------------------------------------------------------

Income Builder Moderate         *           *           *           *           *
Income
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Aggressive
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Conservative
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Moderate
---------------------------------------------------------------------------------

Portfolio Builder               *           *           *           *           *
Moderate Aggressive
---------------------------------------------------------------------------------

Portfolio Builder               *           *           *           *           *
Moderate Conservative
---------------------------------------------------------------------------------
Portfolio Builder Total         *           *           *           *           *
Equity
---------------------------------------------------------------------------------
S&P 500 Index -- total     $  903        $ 58      $  380        $ 90      $  371
Amount deferred               138          36         337           0           0
---------------------------------------------------------------------------------
Small Company               3,024         181       1,273         287       1,241
Index -- total
Amount deferred               462         111       1,140           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------

Equity Value -- total       4,319         428       1,876         621       1,829
Amount deferred               669         322       1,493           0           0
---------------------------------------------------------------------------------

Partners Small Cap            739          70         319         102         312
Growth -- total
Amount deferred               114          53         257           0           0
---------------------------------------------------------------------------------

Precious Metals and           626          81         265         108         260
Mining -- total
Amount deferred                98          63         191           0           0
---------------------------------------------------------------------------------

Small Cap                   1,133         107         490         153         479
Advantage -- total
Amount deferred               175          79         396           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------
120/20 Contrarian             225          31          97          43          95
Equity -- total
Amount deferred                34          26          65           0           0
---------------------------------------------------------------------------------
Recovery and                   67          27          32          30          30
Infrastructure -- total
Amount deferred                10          27           0           0           0
---------------------------------------------------------------------------------
Retirement Plus 2010            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2015            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2020            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2025            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2030            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2035            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2040            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2045            *           *           *           *           *
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------

High Yield                  7,494         N/A       3,047         N/A       2,856
Bond -- total
Amount deferred             1,811         N/A       3,047         N/A           0
---------------------------------------------------------------------------------

Partners Aggressive         2,740         N/A       1,110         N/A       1,040
Growth -- total
Amount deferred               645         N/A       1,110         N/A           0
---------------------------------------------------------------------------------

Partners Fundamental        4,759         N/A       1,933         N/A       1,811
Value -- total
Amount deferred             1,139         N/A       1,933         N/A           0
---------------------------------------------------------------------------------

Partners Select             2,278         N/A         925         N/A         867
Value -- total
Amount deferred               554         N/A         925         N/A           0
---------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2009                     Page 174

                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
Partners Small Cap         $  479      $  460     $  399    $  462    $  462     $  449
Equity -- total
Amount deferred                 0           0          0       202         0          0
---------------------------------------------------------------------------------------

Partners Small Cap          1,311       1,254      1,079     1,267     1,265      1,231
Value -- total
Amount deferred                 0           0          0       548         0          0
---------------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         1,483       1,441      1,262     1,437     1,438      1,389
Amount deferred                 0           0          0       637         0          0
---------------------------------------------------------------------------------------

U.S. Government
Mortgage -- total             764         740        647       740       739        715
Amount deferred                 0           0          0       326         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------
Dividend
Opportunity -- total        3,796       3,733      3,404     3,690     3,679      3,520
Amount deferred                 0           0          0     1,647         0          0
---------------------------------------------------------------------------------------

Real Estate -- total          441         433        394       428       428        409
Amount deferred                 0           0          0       191         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------
Cash                        9,805       9,820      9,158     9,484     9,649      9,158
Management -- total
Amount deferred                 0           0          0     4,371         0          0
---------------------------------------------------------------------------------------

Disciplined                 6,153       6,157      5,746     5,947     6,054      5,746
Equity -- total
Amount deferred                 0           0          0     2,740         0          0
---------------------------------------------------------------------------------------

Disciplined Small and
Mid Cap Equity -- total       105         104         99       103       103         99
Amount deferred                 0           0          0        45         0          0
---------------------------------------------------------------------------------------

Disciplined Small Cap          70          70         65        68        69         65
Value -- total
Amount deferred                 0           0          0        31         0          0
---------------------------------------------------------------------------------------

Floating Rate -- total      1,044       1,041        976     1,009     1,025        976
Amount deferred                 0           0          0       461         0          0
---------------------------------------------------------------------------------------

Growth -- total             5,085       5,077      4,763     4,936     4,995      4,763
Amount deferred                 0           0          0     2,246         0          0
---------------------------------------------------------------------------------------

Income                        528         529        494       511       520        494
Opportunities -- total
Amount deferred                 0           0          0       234         0          0
---------------------------------------------------------------------------------------

Inflation Protected         1,126       1,138      1,049     1,085     1,114      1,049
Securities -- total
Amount deferred                 0           0          0       515         0          0
---------------------------------------------------------------------------------------

Large Cap                   9,660       9,637      9,051     9,370     9,489      9,050
Equity -- total
Amount deferred                 0           0          0     4,259         0          0
---------------------------------------------------------------------------------------

Large Cap                     136         136        128       132       134        128
Value -- total
Amount deferred                 0           0          0        60         0          0
---------------------------------------------------------------------------------------

Limited Duration              307         308        286       296       302        287
Bond -- total
Amount deferred                 0           0          0       137         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------
California Tax-
Exempt -- total               339         340        318       329       335        318
Amount deferred                 0           0          0       154         0          0
---------------------------------------------------------------------------------------

Diversified
Bond -- total               6,444       6,465      6,040     6,237     6,356      6,040
Amount deferred                 0           0          0     2,931         0          0
---------------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total               595         596        558       577       586        558
Amount deferred                 0           0          0       269         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
Partners Small Cap        $ 1,175         N/A      $  476         N/A      $  447
Equity -- total
Amount deferred               286         N/A         476         N/A           0
---------------------------------------------------------------------------------

Partners Small Cap          3,207         N/A       1,301         N/A       1,220
Value -- total
Amount deferred               796         N/A       1,301         N/A           0
---------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         3,670         N/A       1,486         N/A       1,392
Amount deferred               851         N/A       1,486         N/A           0
---------------------------------------------------------------------------------

U.S. Government
Mortgage -- total           1,879         N/A         764         N/A         716
Amount deferred               442         N/A         764         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------
Dividend
Opportunity -- total        8,773         N/A       3,652         N/A       3,573
Amount deferred             1,990         N/A       3,652         N/A           0
---------------------------------------------------------------------------------

Real Estate -- total        1,011         N/A         420         N/A         414
Amount deferred               230         N/A         420         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------
Cash                       25,060         N/A       9,340         N/A       9,328
Management -- total
Amount deferred             5,222         N/A       9,340         N/A           0
---------------------------------------------------------------------------------

Disciplined                15,698         N/A       5,862         N/A       5,849
Equity -- total
Amount deferred             3,272         N/A       5,862         N/A           0
---------------------------------------------------------------------------------

Disciplined Small and
Mid Cap Equity -- total       275         N/A         101         N/A         100
Amount deferred                65         N/A         101         N/A           0
---------------------------------------------------------------------------------

Disciplined Small Cap         180         N/A          67         N/A          66
Value -- total
Amount deferred                38         N/A          67         N/A           0
---------------------------------------------------------------------------------

Floating Rate -- total      2,660         N/A         988         N/A         991
Amount deferred               572         N/A         988         N/A           0
---------------------------------------------------------------------------------

Growth -- total            13,062         N/A       4,879         N/A       4,846
Amount deferred             2,836         N/A       4,879         N/A           0
---------------------------------------------------------------------------------

Income                      1,349         N/A         502         N/A         503
Opportunities -- total
Amount deferred               286         N/A         502         N/A           0
---------------------------------------------------------------------------------

Inflation Protected         2,926         N/A       1,043         N/A       1,073
Securities -- total
Amount deferred               549         N/A       1,043         N/A           0
---------------------------------------------------------------------------------

Large Cap                  24,802         N/A       9,269         N/A       9,199
Equity -- total
Amount deferred             5,411         N/A       9,269         N/A           0
---------------------------------------------------------------------------------

Large Cap                     351         N/A         131         N/A         130
Value -- total
Amount deferred                78         N/A         131         N/A           0
---------------------------------------------------------------------------------

Limited Duration              787         N/A         290         N/A         292
Bond -- total
Amount deferred               161         N/A         290         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------
California Tax-
Exempt -- total               839         N/A         322         N/A         324
Amount deferred               163         N/A         322         N/A           0
---------------------------------------------------------------------------------

Diversified
Bond -- total              16,009         N/A       6,093         N/A       6,149
Amount deferred             3,064         N/A       6,093         N/A           0
---------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total             1,470         N/A         566         N/A         568
Amount deferred               289         N/A         566         N/A           0
---------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2009                     Page 175

                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
New York Tax-             $   114     $   114    $   107   $   110   $   112    $   107
Exempt -- total
Amount deferred                 0           0          0        51         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------
Balanced -- total           1,763       1,761      1,628     1,684     1,734      1,628
Amount deferred                 0           0          0       799         0          0
---------------------------------------------------------------------------------------

Disciplined Large Cap         354         356        327       335       350        327
Growth -- total
Amount deferred                 0           0          0       162         0          0
---------------------------------------------------------------------------------------

Disciplined Large Cap           4           3          3         3         4          3
Value -- total
Amount deferred                 0           0          0         2         0          0
---------------------------------------------------------------------------------------

Diversified Equity         14,237      14,230     13,153    13,595    14,013     13,153
Income -- total
Amount deferred                 0           0          0     6,460         0          0
---------------------------------------------------------------------------------------

Mid Cap Value -- total      5,051       5,051      4,667     4,811     4,979      4,666
Amount deferred                 0           0          0     2,296         0          0
---------------------------------------------------------------------------------------

Strategic                   4,049       4,048      3,740     3,865     3,986      3,740
Allocation -- total
Amount deferred                 0           0          0     1,838         0          0
---------------------------------------------------------------------------------------

Strategic Income              340         342        314       324       336        314
Allocation -- total
Amount deferred                 0           0          0       156         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total             1,151       1,164      1,080     1,102     1,147      1,080
Amount deferred                 0           0          0       544         0          0
---------------------------------------------------------------------------------------

Disciplined
International
Equity -- total             1,523       1,530      1,413     1,457     1,504      1,413
Amount deferred                 0           0          0       705         0          0
---------------------------------------------------------------------------------------

Emerging Markets              386         385        360       369       381        360
Bond -- total
Amount deferred                 0           0          0       178         0          0
---------------------------------------------------------------------------------------

Global Bond -- total        1,646       1,654      1,532     1,571     1,630      1,531
Amount deferred                 0           0          0       765         0          0
---------------------------------------------------------------------------------------

Global                        299         299        278       287       294        278
Technology -- total
Amount deferred                 0           0          0       137         0          0
---------------------------------------------------------------------------------------

Partners International
Select Growth -- total      1,405       1,405      1,303     1,344     1,384      1,303
Amount deferred                 0           0          0       646         0          0
---------------------------------------------------------------------------------------

Partners International
Select Value -- total       3,980       3,969      3,683     3,815     3,909      3,683
Amount deferred                 0           0          0     1,821         0          0
---------------------------------------------------------------------------------------

Partners International
Small Cap -- total            210         209        194       201       206        194
Amount deferred                 0           0          0        96         0          0
---------------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total            1,338       1,337      1,239     1,280     1,317      1,238
Amount deferred                 0           0          0         0         0          0
---------------------------------------------------------------------------------------

Threadneedle European
Equity -- total               258         258        239       248       254        239
Amount deferred                 0           0          0       119         0          0
---------------------------------------------------------------------------------------

Threadneedle Global         1,514       1,514      1,404     1,450     1,491      1,404
Equity -- total
Amount deferred                 0           0          0       696         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
New York Tax-             $   281         N/A     $   109         N/A     $   109
Exempt -- total
Amount deferred                56         N/A         109         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------
Balanced -- total           4,277         N/A       1,688         N/A       1,656
Amount deferred               806         N/A       1,688         N/A           0
---------------------------------------------------------------------------------

Disciplined Large Cap         848         N/A         334         N/A         332
Growth -- total
Amount deferred               147         N/A         334         N/A           0
---------------------------------------------------------------------------------

Disciplined Large Cap           7         N/A           3         N/A           3
Value -- total
Amount deferred                 1         N/A           3         N/A           0
---------------------------------------------------------------------------------

Diversified Equity         34,529         N/A      13,599         N/A      13,370
Income -- total
Amount deferred             6,484         N/A      13,599         N/A           0
---------------------------------------------------------------------------------

Mid Cap Value -- total     12,194         N/A       4,804         N/A       4,739
Amount deferred             2,251         N/A       4,804         N/A           0
---------------------------------------------------------------------------------

Strategic                   9,812         N/A       3,866         N/A       3,802
Allocation -- total
Amount deferred             1,836         N/A       3,866         N/A           0
---------------------------------------------------------------------------------

Strategic Income              817         N/A         324         N/A         320
Allocation -- total
Amount deferred               147         N/A         324         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total             2,634         N/A       1,104         N/A       1,097
Amount deferred               417         N/A       1,104         N/A           0
---------------------------------------------------------------------------------

Disciplined
International
Equity -- total             3,511         N/A       1,447         N/A       1,439
Amount deferred               599         N/A       1,447         N/A           0
---------------------------------------------------------------------------------

Emerging Markets              856         N/A         374         N/A         364
Bond -- total
Amount deferred               149         N/A         374         N/A           0
---------------------------------------------------------------------------------

Global Bond -- total        3,754         N/A       1,563         N/A       1,555
Amount deferred               626         N/A       1,563         N/A           0
---------------------------------------------------------------------------------

Global                        682         N/A         286         N/A         282
Technology -- total
Amount deferred               121         N/A         286         N/A           0
---------------------------------------------------------------------------------

Partners International
Select Growth -- total      3,222         N/A       1,338         N/A       1,323
Amount deferred               564         N/A       1,338         N/A           0
---------------------------------------------------------------------------------

Partners International
Select Value -- total       9,121         N/A       3,815         N/A       3,744
Amount deferred             1,637         N/A       3,815         N/A           0
---------------------------------------------------------------------------------

Partners International
Small Cap -- total            482         N/A         201         N/A         198
Amount deferred                86         N/A         201         N/A           0
---------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total            3,080         N/A       1,271         N/A       1,259
Amount deferred               545         N/A       1,271         N/A           0
---------------------------------------------------------------------------------

Threadneedle European
Equity -- total               592         N/A         247         N/A         243
Amount deferred               104         N/A         247         N/A           0
---------------------------------------------------------------------------------

Threadneedle Global         3,461         N/A       1,448         N/A       1,427
Equity -- total
Amount deferred               608         N/A       1,448         N/A           0
---------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2009                     Page 176

                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
Threadneedle Global
Equity Income -- total     $    7      $    7     $    7    $    6    $    7     $    6
Amount deferred                 0           0          0         3         0          0
---------------------------------------------------------------------------------------

Threadneedle Global
Extended Alpha -- total         5           5          5         5         5          5
Amount deferred                 0           0          0         2         0          0
---------------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        1,258       1,256      1,166     1,204     1,238      1,166
Amount deferred                 0           0          0       578         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------
Intermediate Tax-             176         179        164       166       176        164
Exempt -- total
Amount deferred                 0           0          0        81         0          0
---------------------------------------------------------------------------------------

Mid Cap Growth -- total     1,781       1,807      1,657     1,683     1,781      1,657
Amount deferred                 0           0          0       822         0          0
---------------------------------------------------------------------------------------

Tax-Exempt                  1,561       1,582      1,451     1,472     1,561      1,451
Bond -- total
Amount deferred                 0           0          0       718         0          0
---------------------------------------------------------------------------------------

Tax-Exempt High             5,855       5,939      5,442     5,525     5,855      5,442
Income -- total
Amount deferred                 0           0          0     2,696         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------
Tax-Exempt Money              340         344        317       325       340        317
Market -- total
Amount deferred                 0           0          0       161         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
Threadneedle Global
Equity Income -- total    $    13         N/A      $    7         N/A      $    6
Amount deferred                 2         N/A           7         N/A           0
---------------------------------------------------------------------------------

Threadneedle Global
Extended Alpha -- total        10         N/A           5         N/A           4
Amount deferred                 1         N/A           5         N/A           0
---------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        2,874         N/A       1,202         N/A       1,184
Amount deferred               507         N/A       1,202         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------
Intermediate Tax-             393         N/A         169        $ 21         166
Exempt -- total
Amount deferred                63         N/A         167           0           0
---------------------------------------------------------------------------------

Mid Cap Growth -- total     4,103         N/A       1,702         128       1,683
Amount deferred               672         N/A       1,687           0           0
---------------------------------------------------------------------------------

Tax-Exempt                  3,497         N/A       1,497         172       1,472
Bond -- total
Amount deferred               564         N/A       1,477           0           0
---------------------------------------------------------------------------------

Tax-Exempt High            13,163         N/A       5,610         623       5,525
Income -- total
Amount deferred             2,121         N/A       5,539           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------
Tax-Exempt Money              757          25         333          69         321
Market -- total
Amount deferred               116           0         326           0           0
---------------------------------------------------------------------------------



* Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A       29.57%              --
                                       Schwab) a brokerage firm in San
                                       Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments, LLC              Class R4     100.00%              --
                                       (RiverSource Investments), Minneapolis,
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income         Charles Schwab                            Class A       34.70%           29.83%(a)
                                                                                 Class R4      92.71%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       7.29%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 177

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income         Charles Schwab                            Class A       35.06%           30.11%(a)
                                                                                 Class R4      47.05%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      52.95%              --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           Charles Schwab                            Class R4      90.68%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       9.32%              --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class A        6.23%              --
Conservative                                                                     Class R4      59.37%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      40.63%              --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             Charles Schwab                            Class R4      90.34%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       9.66%              --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      84.07%              --
Moderate Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE, Cincinnati, OH     Class R4      14.67%              --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      64.94%              --
Moderate Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      35.06%              --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      91.86%              --
Total Equity
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       8.14%              --
--------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                          Charles Schwab                            Class D      100.00%              --
                                                                                 Class E       19.56%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class E       80.41%           65.12%(a)
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------

Small Company Index                    Charles Schwab                            Class A        6.62%              --
                                                                                 Class R4       6.67%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      90.66%              --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                           Charles Schwab                            Class A        7.49%              --
                                      ------------------------------------------------------------------------------------------
                                       John C. Mullarkey, Willowbrook, IL        Class C        5.31%              --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith (MLP Fenner & Smith),  Class C        5.23%              --
                                       Jacksonville, FL
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      70.10%              --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3      97.73%              --
                                                                                 Class R4      25.20%
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth              Charles Schwab                            Class A        7.48%              --
                                                                                 Class R4      98.31%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R2     100.00%           36.12%(a)
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.44%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.22%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.71%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.95%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.18%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 178

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             Charles Schwab                            Class A       12.49%              --
                                                                                 Class R4      98.30%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                      ------------------------------------------------------------------------------------------
                                       Richard L. Venable and Susan Angela       Class C        6.32%              --
                                       Venable, Argyle, TX
--------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                    Charles Schwab                            Class A        7.29%              --
                                                                                 Class R4      94.50%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4       5.50%
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       47.75%           39.07%(a)
--------------------------------------------------------------------------------------------------------------------------------

Recovery and Infrastructure            RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      51.43%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       73.21%           64.08%(a)
                                                                                 Class R4      48.57%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class A        7.59%              --
                                       Inc.
                                       (American Enterprise Investment
                                       Services),
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.52%              --
                                      ------------------------------------------------------------------------------------------
                                       Jagdish N. and Madhuri J. Sheth,          Class A       10.77%              --
                                       Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%           59.76%(a)
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class A        5.52%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%           72.74%(a)
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                   RiverSource Investments                   Class R2      31.88%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       David T. Matthiesen, Littleton, CO        Class A        9.44%              --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS (Matrix          Class R2      68.11%              --
                                       Capital),
                                       Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%           79.30%(a)

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 179

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                   RiverSource Investments                   Class R2      18.65%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        6.20%              --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      81.34%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%           88.61%(a)
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                   RiverSource Investments                   Class R2      41.48%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Dimitris Bertsimas, Belmont, MA           Class A       50.21%              --
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A        5.09%              --
                                      ------------------------------------------------------------------------------------------
                                       Applied Reliability Engineering, Denver,  Class R2      58.52%              --
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.99%           79.01%(a)
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A        8.32%              --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson,           Class A        5.96%              --
                                       Hot Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.44%           90.38%(a)
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                   RiverSource Investments                   Class R2      33.50%              --
                                                                                 Class R3      14.05%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      66.49%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc. (GWFS Equities),       Class R3      85.95%              --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.75%           85.86%(a)
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        6.45%              --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%           86.84%(a)

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 180

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        RiverSource Investments                   Class R2      52.98%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.94%              --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        9.51%              --
                                                                                 Class R4      79.90%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      20.05%              --
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity (ING),     Class R2      47.02%              --
                                       Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       11.04%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       42.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       42.52%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth             RiverSource Investments                   Class R2       5.96%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4      12.33%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      82.97%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R2      94.04%              --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       11.01%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.74%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.22%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.86%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.83%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.77%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value             Charles Schwab                            Class A       14.29%              --
                                                                                 Class R4      98.39%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.73%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.30%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.87%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.86%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.69%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Select Value                  RiverSource Investments                   Class R4      14.56%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.07%              --
                                                                                 Class R4      85.44%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.74%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.22%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.84%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.86%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.76%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity              RiverSource Investments                   Class I      100.00%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.52%              --
                                                                                 Class R4       8.69%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      90.97%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 181

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               Charles Schwab                            Class A       14.80%              --
                                                                                 Class R4      93.84%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.62%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.13%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       32.04%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.79%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R3      56.42%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2      99.11%              --
                                       (Hartford Life),
                                       Weatogue, CT                              Class R3      43.58%
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank, Kansas City, MO      Class R5      99.96%              --
--------------------------------------------------------------------------------------------------------------------------------

Short Duration U.S.                    Charles Schwab                            Class A       11.76%              --
                                      ------------------------------------------------------------------------------------------
Government                             GWFS Equities                             Class R4      17.39%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       29.71%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       15.82%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate aggressive     Class I       22.71%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       31.76%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      81.54%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%              --
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage               Charles Schwab                            Class A       18.44%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       38.42%           56.31%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       12.55%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       49.03%              --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank, Minneapolis, MN         Class R4      99.88%              --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.09%              --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       13.95%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       14.25%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       34.77%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I        8.28%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       11.66%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        7.46%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 182

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Real Estate                            RiverSource Investments                   Class R4      10.36%           53.84%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.17%              --
                                                                                 Class R4      89.64%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I        7.92%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       13.20%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       27.58%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.33%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       11.69%              --
--------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                        Charles Schwab                            Class A        5.96%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R5     100.00%              --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.94%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       33.15%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       27.47%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       12.00%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       11.40%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.65%              --
                                      ------------------------------------------------------------------------------------------
                                       Russell P. and Janice K. Costanza,        Class C        6.42%              --
                                       Sodus, MI
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       94.86%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class Y        5.14%              --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                     RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I        7.06%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       10.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.53%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       11.43%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       16.15%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       10.23%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.44%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 183

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                  RiverSource Investments                   Class A       45.76%           57.55%(a)
Mid Cap Equity                                                                   Class R4      83.04%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       11.38%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       13.93%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       19.04%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       12.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I        6.06%              --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I        5.69%              --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.79%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.42%              --
                                                                                 Class R4      16.96%
                                      ------------------------------------------------------------------------------------------
                                       Deanna L. Rose, Punta Gorda, Fl           Class C        8.49%              --
                                      ------------------------------------------------------------------------------------------
                                       William E. and MaryLou K. Carroll, Punta  Class C       11.48%              --
                                       Gorda, Fl
                                      ------------------------------------------------------------------------------------------
                                       Mary Ruth Neal, Sacramento, CA            Class C        5.38%              --
                                      ------------------------------------------------------------------------------------------
                                       Don M. and Barbara A. Warner, Fair Oaks,  Class C        5.06%              --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Antim G. and Sonal A Shah, Springfield,   Class C        5.01%              --
                                       VA
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value            RiverSource Investments                   Class A       67.37%           86.60%(a)
                                                                                 Class C        9.20%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Joanne and David J. Thorpe, Lakeville,    Class B        8.77%              --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       John A. and Dawn M. Gettman, Beaumont,    Class B        7.50%              --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Neil Van Slyke, Rochester, NY             Class B        5.08%              --
                                      ------------------------------------------------------------------------------------------
                                       Sanford A. Greentree, Westlake VLG, CA    Class C       28.37%              --
                                      ------------------------------------------------------------------------------------------
                                       Keith and Sandra Crowell, Huntersville,   Class C       19.41%              --
                                       NC
                                      ------------------------------------------------------------------------------------------
                                       Bea Vande Merwe, Salt Lake City, UT       Class C       12.96%              --
                                      ------------------------------------------------------------------------------------------
                                       Richard T. Castiano, Fort Myers, FL       Class C       11.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Matthew M. Harrison, Richmond, IN         Class C        6.92%              --
                                      ------------------------------------------------------------------------------------------
                                       Timothy E. Releford, New York, NY         Class C        6.06%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       34.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       26.71%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       38.34%              --
--------------------------------------------------------------------------------------------------------------------------------

Floating Rate                          RiverSource Investments                   Class W      100.00%           37.41%(a)
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Basic Income               Class I       11.75%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       29.59%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       47.73%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       46.63%              --
                                                                                 Class R4      95.13%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        6.46%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 184

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Growth                                 RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.99%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.62%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.40%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.53%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.08%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      42.87%              --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4      51.99%              --
--------------------------------------------------------------------------------------------------------------------------------

Income Opportunities                   Charles Schwab                            Class A       14.09%              --
                                                                                 Class R4      93.46%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       14.67%           25.94%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       41.16%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       35.94%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.21%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4       6.54%              --
--------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities         RiverSource Life Insurance Company        Class R4      26.67%           42.88%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       11.24%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.68%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       26.84%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.28%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.17%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       35.37%              --
                                                                                 Class R4      26.55%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.02%              --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      41.76%              --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%              --
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                       RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.58%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.41%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.61%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.03%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.85%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 185

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                        RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4      39.10%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.18%              --
                                                                                 Class R4      60.90%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.52%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.69%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.56%              --
                                      ------------------------------------------------------------------------------------------
                                       Patricia J. King Graham, Lakeview, AR     Class C        5.11%              --
                                      ------------------------------------------------------------------------------------------
                                       Columbia 529 Plan, Boston, MA             Class A        5.07%              --
--------------------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                  RiverSource Investments                   Class R4     100.00%           60.07%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       56.50%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       43.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       18.86%              --
                                      ------------------------------------------------------------------------------------------
                                       John W. and Cecelia E. Kramar, Hacienda   Class C       17.03%              --
                                       Heights, CA
                                      ------------------------------------------------------------------------------------------
                                       Mary Loretta Jacobsmeyer, Riverside, CA   Class C        7.78%              --
                                      ------------------------------------------------------------------------------------------
                                       Michael N. Stanley, Palm Springs, CA      Class C        8.16%              --
                                      ------------------------------------------------------------------------------------------
                                       Rita R. and Lawrence E. Dale, Barstow,    Class C        6.50%              --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Bernard C. and Denise M. Asbell,          Class C        5.70%              --
                                       Riverside, CA
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  Linda A. Wochnik, Sierra Madre, CA        Class B        5.01%              --
--------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                       RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.97%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.72%              --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C       26.98%              --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        5.92%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       40.79%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       21.02%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       12.46%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      96.96%              --
Minnesota Tax-Exempt                   None                                      None             N/A              --
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    Charles Schwab                            Class A        8.47%              --
                                      ------------------------------------------------------------------------------------------
                                       Joan Sabbatini, E. Northport, NY          Class B        8.19%              --
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C        8.64%              --
                                      ------------------------------------------------------------------------------------------
                                       Ottoviano Asarese, Buffalo, NY            Class C        6.00%              --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Balanced                               MLP Fenner & Smith                        Class C        9.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.96%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 186

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth           RiverSource Investments                   Class R2     100.00%           84.96%(a)
                                                                                 Class R3     100.00%
                                                                                 Class R4      34.24%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       16.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.85%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       27.61%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.59%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      65.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        8.85%              --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       66.35%              --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Value            RiverSource Investments                   Class B       36.84%           98.09(a)
                                                                                 Class C      100.00%
                                                                                 Class I       17.75%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       30.20%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       29.87%              --
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Portfolios   Class I        6.06%              --
                                       Moderate
                                      ------------------------------------------------------------------------------------------
                                       Paul W. Eastman, Dublin, OH               Class A       25.80%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Ronald E. and Patricia S. Leithe, Cary,   Class A       12.12%              --
                                       NC
                                      ------------------------------------------------------------------------------------------
                                       Joseph E. and Sonya M. Landholm, Sedona,  Class A       10.08%              --
                                       AZ
                                      ------------------------------------------------------------------------------------------
                                       Ralph and Carol Sievert, Appleton, WI     Class A        7.62%              --
                                      ------------------------------------------------------------------------------------------
                                       Tseng-Yen Yen, Fullerton, CA              Class B       42.60%              --
                                      ------------------------------------------------------------------------------------------
                                       Rita S. Mall, Wyncote, PA                 Class B       20.56%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 187

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income              Charles Schwab                            Class A       25.97%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.19%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.08%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.33%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.07%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.37%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      74.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R2       6.00%              --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      84.53%              --
                                                                                 Class R4      11.39%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R2      13.87%              --
                                                                                 Class R3       8.11%
                                                                                 Class R4      35.07%
                                                                                 Class R5      22.97%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      27.91%              --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4       6.24%              --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      13.19%              --
                                                                                 Class R5      39.87%
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5      11.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R5       9.07%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 188

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          Charles Schwab                            Class A       34.32%              --
                                                                                 Class R5       8.42%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A       12.85%              --
                                       Services LLC, Newark, NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       18.24%              --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C        5.56%              --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.10%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.36%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.01%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.14%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.35%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      81.55%              --
                                                                                 Class R3      12.83%
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank, New York NY         Class R3      15.80%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      34.97%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       9.90%              --
                                                                                 Class R4      18.81%
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R3       8.27%              --
                                                                                 Class R4      20.24%
                                                                                 Class R5      17.33%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      25.79%              --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO, Chicago, IL                 Class R5      28.65%              --
                                      ------------------------------------------------------------------------------------------
                                       PIMS/Prudential Retirement, Greenville,   Class R5      16.80%              --
                                       SC
                                      ------------------------------------------------------------------------------------------
                                       Standard Insurance Company, Portland, OR  Class R5      10.61%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%              --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                   Charles Schwab                            Class A       11.51%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      59.42%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      39.07%              --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            Charles Schwab                            Class A       26.98%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class A       14.28%              --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 189

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency Income        RiverSource Investments                   Class R4      46.97%           28.54%(a)
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I        8.72%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.93%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       21.85%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       21.69%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        8.43%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.61%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise                       Class W       99.96%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       70.04%              --
                                                                                 Class R4      53.03%
                                      ------------------------------------------------------------------------------------------

                                       MLP Fenner & Smith                        Class C        5.79%              --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity       RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4       8.27%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Enhanced Income            Class I        9.01%              --
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I       10.16%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I        9.80%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       11.96%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       16.42%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       10.56%              --
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.96%              --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.93%              --
                                                                                 Class R4      91.73%
                                      ------------------------------------------------------------------------------------------

                                       Daniel and Linda Miklovic, St. Louis, MO  Class C        5.17%              --
--------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                  Income Builder Enhanced Income            Class I       34.35%           35.11%(a)
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I       35.29%              --
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Basic Income               Class I        9.81%              --
                                      ------------------------------------------------------------------------------------------

                                       RiverSource Investments                   Class R4      46.85%              --
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.98%              --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.44%              --
                                                                                 Class R4      27.12%
                                      ------------------------------------------------------------------------------------------

                                       Matrix Capital                            Class R4      26.03%              --
                                      ------------------------------------------------------------------------------------------

                                       Muhammad A. Ali, Twn and Cntry, MO        Class C        6.62%              --
                                      ------------------------------------------------------------------------------------------

                                       Brenda L. Ruiz, Lake Mary, FL             Class C        5.77%              --
--------------------------------------------------------------------------------------------------------------------------------

Global Bond                            Income Builder Enhanced Income            Class I        5.55%           32.63%(a)
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I        5.64%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       34.08%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       30.07%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        9.23%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.94%              --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.23%              --
                                                                                 Class R4     100.00%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 190

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Global Technology                      RiverSource Investments                   Class I      100.00%              --
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.08%              --
                                                                                 Class R4      99.65%
--------------------------------------------------------------------------------------------------------------------------------

Partners International Select Growth   Charles Schwab                            Class A       15.31%           41.23%(a)
                                                                                 Class R4      82.82%
                                      ------------------------------------------------------------------------------------------

                                       New York Life Trust Company               Class R4      13.64%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.58%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.88%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.47%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.57%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       19.79%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners International Select Value    Charles Schwab                            Class A       17.27%              --
                                                                                 Class R4      99.14%
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.71%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.73%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.10%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.64%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       20.12%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners International Small Cap       Portfolio Builder Aggressive Fund         Class I       19.06%           30.16%(a)
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       23.14%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.63%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.81%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       18.64%              --
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.66%
                                      ------------------------------------------------------------------------------------------

                                       Massachusetts Mutual Life Insurance Co.   Class R4      96.79%              --
                                       Springfield, MA
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets          Charles Schwab                            Class A       13.95%              --
                                                                                 Class R4      87.24%
                                      ------------------------------------------------------------------------------------------

                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Wachovia Bank                             Class R4      12.76%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity           RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R4      17.97%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       10.98%              --
                                                                                 Class R4      82.03%
                                      ------------------------------------------------------------------------------------------

                                       Marilyn O. Matthews, Pasadena, CA         Class C        5.31%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity             RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2      98.46%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.95%              --
                                      ------------------------------------------------------------------------------------------

                                       GWFS Equities                             Class R4       5.35%              --
                                      ------------------------------------------------------------------------------------------

                                       Wachovia Bank                             Class R4      90.82%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2009                     Page 191

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income      RiverSource Investments                   Class C        6.40%           29.58%(a)
                                                                                 Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      83.38%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       20.16%              --
                                                                                 Class R4      16.62%
                                      ------------------------------------------------------------------------------------------

                                       Janet K. Zimmer, Warsaw, IN               Class C       24.03%              --
                                      ------------------------------------------------------------------------------------------

                                       Michael A. Streiber, Mount Airy, MD       Class C       11.24%              --
                                      ------------------------------------------------------------------------------------------

                                       Alfred T. Hockenmaier, North Hills, CA    Class C        9.72%              --
                                      ------------------------------------------------------------------------------------------

                                       Sandra H. Norene, Rio Oso, CA             Class C        7.99%              --
                                      ------------------------------------------------------------------------------------------

                                       Steven A. and Melissa D. Stiles,          Class C        7.05%              --
                                       Roanoke, VA
                                      ------------------------------------------------------------------------------------------

                                       Louis M. and Shirli A. Nagy, Ventura, CA  Class C        5.93%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha     RiverSource Investments                   Class C        7.38%           57.92%(a)
                                                                                 Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      30.07%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       66.08%              --
                                                                                 Class R4      69.93%
                                      ------------------------------------------------------------------------------------------

                                       Michael and Marissa Jenkinson, Burke, VA  Class C       17.59%              --
                                      ------------------------------------------------------------------------------------------

                                       Michael Selig, Arlington, VA              Class C       11.38%              --
                                      ------------------------------------------------------------------------------------------

                                       Poonam and Pradeep Singh, McLean, VA      Class C       10.72%              --
                                      ------------------------------------------------------------------------------------------

                                       Michael and Kristin L. Elder,             Class C        9.76%              --
                                       Alexandria, VA
                                      ------------------------------------------------------------------------------------------

                                       Steven R. and Wendy L. Person, Atlanta,   Class C        9.53%              --
                                       GA
                                      ------------------------------------------------------------------------------------------

                                       Jennifer S. Carter, Washington, D.C.      Class C        8.76%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle International             RiverSource Investments                   Class R2     100.00%              --
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       10.09%              --
                                                                                 Class R4      84.55%
                                      ------------------------------------------------------------------------------------------

                                       Matrix Capital                            Class R4      14.22%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.90%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.66%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.25%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.81%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       19.70%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2009                     Page 192

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt                Charles Schwab                            Class A        7.21%              --
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Portfolio Builder Aggressive Fund         Class I       18.26%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.37%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.84%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.00%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.56%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      78.73%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      12.28%              --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        None                                      N/A              N/A             N/A
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 None                                      N/A              N/A             N/A
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                Lawrence Garner, Woodstock, GA and        Class A        6.67%              --
                                       Ronald J. Garner, Wyckoff, NJ
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.25%              --
--------------------------------------------------------------------------------------------------------------------------------



(a) Combination of all share classes of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other funds in the RiverSource Family of Funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, RiverSource Investments or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by RiverSource Investments or an affiliate, represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendant's motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and


Statement of Additional Information - June 29, 2009                     Page 193

Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Family of Fund's Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG").

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements for the fiscal years ended July 31, 2007 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The information for periods ended on or before June 30, 2007 was audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.



Statement of Additional Information - June 29, 2009                     Page 194

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - June 29, 2009                          A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - June 29, 2009                          A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - June 29, 2009                          A-3

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - June 29, 2009                          A-4
short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - June 29, 2009                          A-5

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Minnesota Tax-Exempt Fund and New York Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


Statement of Additional Information - June 29, 2009                          B-1

                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Statement of Additional Information - June 29, 2009                          C-1

                                                                      APPENDIX D

                                 SELIGMAN FUNDS



SELIGMAN CAPITAL FUND, INC.
SELIGMAN CASH MANAGEMENT FUND, INC.
SELIGMAN COMMON STOCK FUND, INC.
SELIGMAN COMMUNICATIONS AND INFORMATION FUND,
  INC.
SELIGMAN CORE FIXED INCOME FUND, INC.
SELIGMAN FRONTIER FUND, INC.
SELIGMAN GLOBAL FUND SERIES, INC.
  Seligman Emerging Markets Fund
  Seligman Global Smaller Companies Fund
  Seligman Global Growth Fund
  Seligman Global Technology Fund
  Seligman International Growth Fund
SELIGMAN GROWTH FUND, INC.
SELIGMAN HIGH INCOME FUND SERIES
  Seligman U.S. Government Securities Fund
  Seligman High-Yield Fund
SELIGMAN INCOME AND GROWTH FUND, INC.
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
  Seligman LaSalle Global Real Estate Fund
  Seligman LaSalle Monthly Dividend Real
     Estate Fund
SELIGMAN MUNICIPAL FUND SERIES, INC.
  Seligman National Municipal Class
  Seligman Colorado Municipal Class
  Seligman Georgia Municipal Class
  Seligman Louisiana Municipal Class
  Seligman Maryland Municipal Class
  Seligman Massachusetts Municipal Class
  Seligman Michigan Municipal Class
  Seligman Minnesota Municipal Class
  Seligman Missouri Municipal Class
  Seligman New York Municipal Class
  Seligman Ohio Municipal Class
  Seligman Oregon Municipal Class
  Seligman South Carolina Municipal Class
SELIGMAN MUNICIPAL SERIES TRUST
  Seligman California Municipal High Yield
     Series
  Seligman California Municipal Quality Series
  Seligman Florida Municipal Series
  Seligman North Carolina Municipal Series
SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES
SELIGMAN PORTFOLIOS, INC.
  Seligman Capital Portfolio
  Seligman Cash Management Portfolio
  Seligman Common Stock Portfolio
  Seligman Communications and Information
     Portfolio
  Seligman Global Technology Portfolio
  Seligman International Growth Portfolio
  Seligman Investment Grade Fixed Income
     Portfolio
  Seligman Large-Cap Value Portfolio
  Seligman Smaller-Cap Value Portfolio
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
  Seligman TargETFund 2045
  Seligman TargETFund 2035
  Seligman TargETFund 2025
  Seligman TargETFund 2015
  Seligman TargETFund Core
SELIGMAN ASSET ALLOCATION SERIES, INC.
  Seligman Asset Allocation Aggressive Growth
     Fund
  Seligman Asset Allocation Balanced Fund
  Seligman Asset Allocation Growth Fund
  Seligman Asset Allocation Moderate Growth
     Fund
SELIGMAN VALUE FUND SERIES, INC.
  Seligman Large-Cap Value Fund
  Seligman Smaller-Cap Value Fund
SELIGMAN LASALLE INTERNATIONAL REAL ESTATE
  FUND, INC.
TRI-CONTINENTAL CORPORATION




                                                                S-6500 AY (6/09)




Statement of Additional Information - June 29, 2009                          D-1

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (94.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Spirit AeroSystems Holdings Cl A                        34,531(b)            $440,270
-------------------------------------------------------------------------------------

AIRLINES (0.8%)
AMR                                                     16,672(b)              79,359
Delta Air Lines                                         21,150(b)             130,495
US Airways Group                                        16,669(b)              63,176
                                                                      ---------------
Total                                                                         273,030
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Bank of New York Mellon                                 13,933                355,013
-------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Dow Chemical                                            20,779                332,464
EI du Pont de Nemours & Co                              25,422                709,274
                                                                      ---------------
Total                                                                       1,041,738
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
Ritchie Bros Auctioneers                                16,559(c)             370,922
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.5%)
Brocade Communications Systems                          72,133(b)             416,929
Cisco Systems                                           38,755(b)             748,746
                                                                      ---------------
Total                                                                       1,165,675
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.6%)
Hewlett-Packard                                         24,639                886,511
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
CEMEX ADR                                               46,591(b,c)           348,501
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.4%)
Bank of America                                         50,954                455,019
CIT Group                                              151,830                337,063
                                                                      ---------------
Total                                                                         792,082
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
Qwest Communications Intl                              132,065                513,733
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.3%)
Cooper Inds Cl A                                        23,784                779,877
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.5%)
Baker Hughes                                            10,295                366,296
Cameron Intl                                            15,669(b)             400,813
Halliburton                                             15,378                310,943
Transocean                                              16,050(b,c)         1,083,054
Weatherford Intl                                        22,500(b)             374,175
                                                                      ---------------
Total                                                                       2,535,281
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.9%)
CVS Caremark                                            30,318                963,506
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Universal Health Services Cl B                           7,911                398,714
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Carnival Unit                                           21,643                581,764
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Stanley Works                                           10,715                407,491
-------------------------------------------------------------------------------------

INSURANCE (8.4%)
ACE                                                     17,495(c)             810,369
Chubb                                                   11,464                446,523
Everest Re Group                                        10,160(c)             758,342
XL Capital Cl A                                         83,369(c)             792,839
                                                                      ---------------
Total                                                                       2,808,073
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.0%)
Life Technologies                                        9,642(b)             359,646
Thermo Fisher Scientific                                 8,657(b)             303,688
                                                                      ---------------
Total                                                                         663,334
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MACHINERY (9.9%)
Caterpillar                                             17,701               $629,802
Deere & Co                                              14,570                601,158
Eaton                                                   18,992                831,850
Ingersoll-Rand Cl A                                     17,108(c)             372,441
Parker Hannifin                                         19,696                893,213
                                                                      ---------------
Total                                                                       3,328,464
-------------------------------------------------------------------------------------

MEDIA (4.0%)
Natl CineMedia                                          49,084                713,190
Regal Entertainment Group Cl A                          48,545                633,998
                                                                      ---------------
Total                                                                       1,347,188
-------------------------------------------------------------------------------------

METALS & MINING (3.7%)
Freeport-McMoRan Copper & Gold                          19,215                819,520
Nucor                                                   10,473                426,146
                                                                      ---------------
Total                                                                       1,245,666
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
Kohl's                                                  14,190(b)             643,517
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.8%)
Sempra Energy                                           13,204                607,648
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.6%)
Enbridge                                                17,652(c)             544,564
Southwestern Energy                                     25,046(b)             898,150
Suncor Energy                                           16,659(c)             422,472
                                                                      ---------------
Total                                                                       1,865,186
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.5%)
Abbott Laboratories                                      7,439                311,322
Bristol-Myers Squibb                                    27,259                523,373
Johnson & Johnson                                        8,833                462,496
Mylan                                                   91,420(b)           1,211,315
                                                                      ---------------
Total                                                                       2,508,506
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Intel                                                   44,111                696,072
Micron Technology                                       71,922(b)             350,979
                                                                      ---------------
Total                                                                       1,047,051
-------------------------------------------------------------------------------------

SOFTWARE (5.8%)
Microsoft                                               22,679                459,477
Oracle                                                  52,143              1,008,445
Symantec                                                27,912(b)             481,482
                                                                      ---------------
Total                                                                       1,949,404
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.2%)
Bed Bath & Beyond                                       13,555(b)             412,343
Best Buy                                                 8,920                342,350
                                                                      ---------------
Total                                                                         754,693
-------------------------------------------------------------------------------------

TOBACCO (3.4%)
Lorillard                                               18,017              1,137,413
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $44,944,597)                                                       $31,760,251
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              1,635,329(d)          $1,635,329
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,635,329)                                                         $1,635,329
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $46,579,926)(e)                                                    $33,395,580
=====================================================================================







                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2009



COUNTER-                                                      EXPIRATION       NOTIONAL      UNREALIZED      UNREALIZED
PARTY           FUND RECEIVES             FUND PAYS              DATE           AMOUNT      APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009      $338,032            $--         $(33,790)
Chase       custom basket of        on 1-month LIBOR
Bank,       airline industry        plus 0.30%
N.A         securities
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009       535,343         42,689               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         Dow Jones U.S. Oil &
            Gas Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009       922,124         50,146               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         S&P North American
            Technology
            Semiconductor Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009       571,871         23,744               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         S&P 100 Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009     1,376,000        105,675               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         following sectors:
            industrials, energy,
            information
            technology,
            financials, consumer
            discretionary,
            health care,
            consumer staples,
            materials,
            utilities, and
            telecommunication
            services
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009     1,203,224         76,701               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         Russell 1000 Growth
            Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,296,997             --         (130,052)
Chase       on 1-month LIBOR        custom basket
Bank,       less 0.65%              of securities in the
N.A                                 Dow Jones U.S.
                                    Industrials Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,210,734             --          (24,977)
Chase       on 1-month LIBOR        custom basket of
Bank,       less 0.65%              securities in the
N.A                                 Utilities Select
                                    Sector Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,327,834          6,306               --
Chase       on 1-month LIBOR        custom basket of
Bank,       less 0.65%              consumer staples
N.A                                 sector securities
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,430,186             --          (93,457)
Chase       on 1-month LIBOR        custom basket of
Bank,       less 0.65%              securities in the
N.A                                 S&P Small Cap 600
                                    Index
------------------------------------------------------------------------------------------------------------------------

Total                                                                                          $305,261        $(282,276)
------------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 16.4% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(e) At April 30, 2009, the cost of securities for federal income tax purposes was $47,398,463 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $583,807
     Unrealized depreciation                         (14,586,690)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(14,002,883)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $33,395,580          $--         $--      $33,395,580
Other financial
  instruments*                         --       22,985          --           22,985
-----------------------------------------------------------------------------------
Total                         $33,395,580      $22,985         $--      $33,418,565
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
20  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $44,944,597)               $ 31,760,251
  Affiliated money market fund (identified cost $1,635,329)           1,635,329
-------------------------------------------------------------------------------
Total investments in securities (identified cost $46,579,926)        33,395,580
Capital shares receivable                                               238,674
Dividends and accrued interest receivable                                45,504
Unrealized appreciation on swap contracts                               305,261
-------------------------------------------------------------------------------
Total assets                                                         33,985,019
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   10,930
Unrealized depreciation on swap contracts                               282,276
Accrued investment management services fees                                 868
Accrued distribution fees                                                   266
Accrued transfer agency fees                                                124
Accrued administrative services fees                                         73
Other accrued expenses                                                   71,702
-------------------------------------------------------------------------------
Total liabilities                                                       366,239
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 33,618,780
-------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $     29,450
Additional paid-in capital                                           55,273,879
Undistributed net investment income                                   1,117,968
Accumulated net realized gain (loss)                                 (9,641,156)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (13,161,361)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $ 33,618,780
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $27,439,148            2,402,528                      $11.42(1)
Class B                     $ 1,599,194              141,516                      $11.30
Class C                     $ 1,341,742              118,740                      $11.30
Class I                     $ 3,232,961              281,691                      $11.48
Class R5                    $     5,735                  500                      $11.47
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $12.12. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED APRIL 30, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $    863,101
Income distributions from affiliated money market fund                   26,021
  Less foreign taxes withheld                                            (5,201)
-------------------------------------------------------------------------------
Total income                                                            883,921
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     368,969
Distribution fees
  Class A                                                                78,294
  Class B                                                                18,994
  Class C                                                                10,617
Transfer agency fees
  Class A                                                                44,062
  Class B                                                                 2,828
  Class C                                                                 1,594
  Class R5                                                                    3
Administrative services fees                                             31,071
Compensation of board members                                             1,073
Custodian fees                                                            6,468
Printing and postage                                                     30,560
Registration fees                                                        53,159
Professional fees                                                        48,813
Other                                                                     4,771
-------------------------------------------------------------------------------
Total expenses                                                          701,276
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (110,327)
  Earnings and bank fee credits on cash balances                            (42)
-------------------------------------------------------------------------------
Total net expenses                                                      590,907
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         293,014
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              (8,218,057)
  Foreign currency transactions                                            (163)
  Swap transactions                                                     482,747
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (7,735,473)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (11,871,980)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (19,607,453)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(19,314,439)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                                   FOR THE PERIOD FROM
                                                                       YEAR ENDED    OCT. 18, 2007* TO
                                                                   APRIL 30, 2009       APRIL 30, 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $    293,014          $    80,342
Net realized gain (loss) on investments                                (7,735,473)          (1,791,305)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                  (11,871,980)          (1,198,848)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       (19,314,439)          (2,909,811)
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Tax return of capital
  Class A                                                                      --              (28,424)
  Class B                                                                      --                 (880)
  Class C                                                                      --                 (331)
  Class I                                                                      --              (17,286)
  Class R5                                                                     --                  (17)
------------------------------------------------------------------------------------------------------
Total distributions                                                            --              (46,938)
------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       19,623,433           40,794,389
  Class B shares                                                        1,101,377            2,535,830
  Class C shares                                                        1,331,790              773,412
Reinvestment of distributions at net asset value
  Class A shares                                                               --               28,066
  Class B shares                                                               --                  832
  Class C shares                                                               --                  310
Payments for redemptions
  Class A shares                                                      (12,709,103)          (3,017,042)
  Class B shares                                                         (879,157)             (91,781)
  Class C shares                                                         (274,767)             (20,742)
  Class I shares                                                       (3,222,736)                  --
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               4,970,837           41,003,274
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (14,343,602)          38,046,525
Net assets at beginning of year                                        47,962,382            9,915,857**
------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $ 33,618,780          $47,962,382
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $  1,117,968          $   342,370
------------------------------------------------------------------------------------------------------


 *  When shares became publicly available.
** Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $84,143 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.25       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .10          .04
Net gains (losses) (both realized and
 unrealized)                                         (5.93)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.83)       (2.55)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.42       $17.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $27          $36
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.79%        2.01%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.50%        1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .78%         .40%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (33.80%)     (12.87%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.20       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         (5.90)       (2.58)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.90)       (2.61)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.30       $17.20
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.55%        2.76%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.25%        2.25%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .03%        (.25%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (34.30%)     (13.17%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


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26  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

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CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.19       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         (5.89)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.89)       (2.62)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.30       $17.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.54%        2.76%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.25%        2.25%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .03%        (.27%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (34.26%)     (13.21%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


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             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.28       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .14          .07
Net gains (losses) (both realized and
 unrealized)                                         (5.94)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.80)       (2.52)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.48       $17.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.41%        1.62%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.17%        1.20%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.08%         .81%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.57%)     (12.69%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


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28  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

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CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.27       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .13          .07
Net gains (losses) (both realized and
 unrealized)                                         (5.93)       (2.60)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.80)       (2.53)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.47       $17.27
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.46%        1.65%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%        1.25%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.05%         .76%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.58%)     (12.75%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


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             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource 120/20 Contrarian Equity Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. On Oct. 11, 2007, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 498,000 shares for Class I and 500 shares for Class
R5), which represented the initial capital for each class at $20 per share. Shares of the Fund were first offered to the public on Oct. 18, 2007. The Fund invests at least 80% of its net assets in equity securities. The Fund will hold long and short positions.

The Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, the Investment Manager owned 100% of Class I and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective May 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157

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30  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities borrowed for the short sale at the lender's demand. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted in the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short. At April 30, 2009, the Fund had no outstanding securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as expenses and shown in the Statement of Operations. During the year ended April 30, 2009, the fund had no dividend or interest expense related to securities sold short in the Statement of Operations.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of

--------------------------------------------------------------------------------
32  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

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being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS
The Fund may enter into swap agreements to gain exposure to the total return on a specified security, a basket of securities or a security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of referenced securities. This risk may be offset if the Fund holds any of the referenced assets in the total return equity swap. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return equity swap. Total return swaps are also subject to the risk of the counterparty not fulfilling its obligations under the agreement. The counterparty risk may be offset by any collateral held by the Fund related to the swap transactions. There are currently no collateral requirements under the terms of the outstanding swap agreements.


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34  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

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GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $482,584 and accumulated net realized loss has been increased by $482,584.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The tax character of distributions paid for the periods indicated is as follows:

                              YEAR ENDED                  FOR THE PERIOD FROM
                            APRIL 30, 2009         OCT. 18, 2007* TO APRIL 30, 2008
                       -----------------------   ------------------------------------
                       ORDINARY     LONG-TERM    ORDINARY     LONG-TERM    TAX RETURN
                        INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN   OF CAPITAL
-------------------------------------------------------------------------------------
Class A                   $--          $--          $--          $--         $28,424
Class B                    --           --           --           --             880
Class C                    --           --           --           --             331
Class I                    --           --           --           --          17,286
Class R5                   --           --           --           --              17


*   When shares became publicly available.

At April 30, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $  1,141,417
Undistributed accumulated long-term gain.......  $         --
Accumulated realized loss......................  $ (8,822,619)
Unrealized appreciation (depreciation).........  $(14,003,347)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts;

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36  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Russell 3000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Nov. 1, 2009 and cover the 24-month period beginning Nov. 1, 2007. The management fee for the year ended April 30, 2009 was 0.95% of the Fund's average daily net assets.


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             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended April 30, 2009, other expenses paid to this company were $166.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
38  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $76,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Fund shares were $55,194 for Class A, $990 for Class B and $953 for Class C for the year ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.50%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.17
Class R5............................................  1.22


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $18,798
Class B...........................................    1,266
Class C...........................................      724


The management fees waived/reimbursed at the Fund level were $89,539.

Under an agreement which was effective until April 30, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.50%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.17
Class R5............................................  1.22


Effective May 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010,

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.50%
Class B.............................................  2.26
Class C.............................................  2.25
Class I.............................................  1.11
Class R5............................................  1.16


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended April 30, 2009, the Fund's custodian and transfer agency fees were reduced by $42 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $18,503,050 and $13,456,302, respectively, for the year ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:


                                       YEAR ENDED APRIL 30, 2009
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                1,420,325         --      (1,118,830)        301,495
Class B                   75,915         --         (72,238)          3,677
Class C                  102,703         --         (26,748)         75,955
Class I                       --         --        (216,309)       (216,309)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
40  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                      PERIOD ENDED APRIL 30, 2008*
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                2,273,668      1,546        (174,681)      2,100,533
Class B                  142,695         46          (5,402)        137,339
Class C                   43,486         17          (1,218)         42,285
--------------------------------------------------------------------------------


* For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $21,061,063 and $20,334,579, respectively, for the year ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended April 30, 2009.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $3,090,734 at April 30, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2009, the Fund had a post-October loss of $5,731,885 that is treated for income tax purposes as occurring on May 1, 2009.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-over has been offset or expires.

8. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses

--------------------------------------------------------------------------------
42  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

--------------------------------------------------------------------------------
44  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource 120/20 Contrarian Equity Fund (the
Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
46  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource 120/20 Contrarian Equity Fund of the RiverSource Series Trust at April 30, 2009, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the year then ended and for the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 18, 2009


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.3%)
Boeing                                                  13,373               $535,589
Goodrich                                                13,554                600,171
Honeywell Intl                                          38,391              1,198,183
                                                                      ---------------
Total                                                                       2,333,943
-------------------------------------------------------------------------------------

AIRLINES (1.0%)
Delta Air Lines                                        115,611(b)             713,320
-------------------------------------------------------------------------------------

CHEMICALS (3.8%)
Dow Chemical                                            26,438                423,008
EI du Pont de Nemours & Co                              23,292                649,847
Nalco Holding                                           96,072              1,567,895
                                                                      ---------------
Total                                                                       2,640,750
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.7%)
Telefonaktiebolaget LM Ericsson ADR                     97,038(c)             827,734
Tellabs                                                475,922(b)           2,493,831
                                                                      ---------------
Total                                                                       3,321,565
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
EMC                                                    106,542(b)           1,334,971
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (10.3%)
Chicago Bridge & Iron                                   79,047(c)             845,803
Insituform Technologies Cl A                            89,534(b)           1,372,556
Jacobs Engineering Group                                38,561(b)           1,466,860
KBR                                                    101,784              1,589,867
Quanta Services                                         54,944(b)           1,248,877
Shaw Group                                              20,265(b)             679,485
                                                                      ---------------
Total                                                                       7,203,448
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                                6,496                545,859
Vulcan Materials                                        11,228                533,891
                                                                      ---------------
Total                                                                       1,079,750
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.2%)
ABB ADR                                                167,511(c)           2,382,006
Cooper Inds Cl A                                        15,972                523,722
                                                                      ---------------
Total                                                                       2,905,728
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (8.2%)
Celestica                                               99,273(b,c)           586,703
Coherent                                                45,674(b)             867,806
Flextronics Intl                                       641,237(b,c)         2,488,000
Newport                                                132,198(b)             659,668
Sanmina-SCI                                          2,011,676(b)           1,126,539
                                                                      ---------------
Total                                                                       5,728,716
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (9.3%)
Baker Hughes                                            48,207              1,715,205
Halliburton                                             88,281              1,785,042
Schlumberger                                            20,831              1,020,511
Transocean                                              29,066(b,c)         1,961,373
                                                                      ---------------
Total                                                                       6,482,131
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Teleflex                                                 9,961                428,124
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (3.5%)
Allscripts-Misys Healthcare Solutions                   62,390                774,884
Cerner                                                  30,941(b)           1,664,626
                                                                      ---------------
Total                                                                       2,439,510
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.2%)
McDermott Intl                                          83,497(b)           1,347,641
Textron                                                 52,604                564,441
Tyco Intl                                               44,409(c)           1,055,158
                                                                      ---------------
Total                                                                       2,967,240
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
PerkinElmer                                             37,334                543,956
-------------------------------------------------------------------------------------

MACHINERY (22.8%)
AGCO                                                    49,980(b)           1,214,514
Astec Inds                                              73,869(b)           2,276,643


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
Caterpillar                                             51,642             $1,837,422
CNH Global                                               9,372(b,c)           149,577
Crane                                                   28,700                662,683
Deere & Co                                              42,940              1,771,704
Eaton                                                   12,133                531,425
ESCO Technologies                                       14,889(b)             619,085
Ingersoll-Rand Cl A                                     86,845(c)           1,890,616
ITT                                                     15,959                654,479
Parker Hannifin                                         13,329                604,470
Terex                                                  169,599(b)           2,340,467
Trinity Inds                                            93,546              1,366,707
                                                                      ---------------
Total                                                                      15,919,792
-------------------------------------------------------------------------------------

METALS & MINING (6.3%)
Alcoa                                                  227,861              2,066,699
Freeport-McMoRan Copper & Gold                          54,493              2,324,127
                                                                      ---------------
Total                                                                       4,390,826
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Veolia Environnement ADR                                17,806(c)             486,282
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
El Paso                                                200,820              1,385,658
Petroleo Brasileiro ADR                                 14,825(c)             497,675
                                                                      ---------------
Total                                                                       1,883,333
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Weyerhaeuser                                             4,815                169,777
-------------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
Burlington Northern Santa Fe                             8,003                540,042
Union Pacific                                           12,291                603,980
                                                                      ---------------
Total                                                                       1,144,022
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Brooks Automation                                      151,174(b)             940,302
Intel                                                  103,016              1,625,593
                                                                      ---------------
Total                                                                       2,565,895
-------------------------------------------------------------------------------------

SOFTWARE (1.1%)
Quality Systems                                         13,726                735,988
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $57,380,737)                                                       $67,419,067
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              2,235,040(d)          $2,235,040
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,235,040)                                                         $2,235,040
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $59,615,777)(e)                                                    $69,654,107
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 18.8% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.


--------------------------------------------------------------------------------
12  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(e) At April 30, 2009, the cost of securities for federal income tax purposes was $59,629,880 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $10,256,513
     Unrealized depreciation                            (232,286)
     -----------------------------------------------------------
     Net unrealized appreciation                     $10,024,227
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $69,654,107        $--           $--      $69,654,107





--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $57,380,737)               $67,419,067
  Affiliated money market fund (identified cost $2,235,040)          2,235,040
------------------------------------------------------------------------------
Total investments in securities (identified cost $59,615,777)       69,654,107
Capital shares receivable                                            3,072,158
Dividends and accrued interest receivable                               55,160
------------------------------------------------------------------------------
Total assets                                                        72,781,425
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 418,900
Payable for investment securities purchased                          2,374,335
Accrued investment management services fees                              1,204
Accrued distribution fees                                                  505
Accrued transfer agency fees                                               258
Accrued administrative services fees                                       111
Other accrued expenses                                                  33,047
------------------------------------------------------------------------------
Total liabilities                                                    2,828,360
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $69,953,065
------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $    60,222
Additional paid-in capital                                          59,160,875
Undistributed net investment income                                     14,566
Accumulated net realized gain (loss)                                   679,072
Unrealized appreciation (depreciation) on investments               10,038,330
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $69,953,065
------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $50,777,415            4,371,521                      $11.62(1)
Class B                     $ 4,017,674              346,389                      $11.60
Class C                     $ 2,722,636              234,730                      $11.60
Class I                     $12,377,893            1,064,623                      $11.63
Class R2                    $    11,607                1,000                      $11.61
Class R3                    $    11,614                1,000                      $11.61
Class R4                    $    22,600                1,945                      $11.62
Class R5                    $    11,626                1,000                      $11.63
----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $12.33. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
FOR THE PERIOD FROM FEB. 19, 2009* TO APRIL 30, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $    87,041
Income distributions from affiliated money market fund                   1,151
  Less foreign taxes withheld                                           (1,310)
------------------------------------------------------------------------------
Total income                                                            86,882
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     45,652
Distribution fees
  Class A                                                                9,478
  Class B                                                                3,157
  Class C                                                                1,947
  Class R2                                                                   9
  Class R3                                                                   5
Transfer agency fees
  Class A                                                                6,630
  Class B                                                                  584
  Class C                                                                  351
  Class R2                                                                   1
  Class R3                                                                   1
  Class R4                                                                   2
  Class R5                                                                   1
Administrative services fees                                             4,214
Plan administration services fees
  Class R2                                                                   5
  Class R3                                                                   5
  Class R4                                                                   9
Compensation of board members                                              360
Custodian fees                                                           4,900
Printing and postage                                                     4,900
Registration fees                                                       14,966
Professional fees                                                       20,373
Other                                                                    4,566
------------------------------------------------------------------------------
Total expenses                                                         122,116
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (31,348)
------------------------------------------------------------------------------
Total net expenses                                                      90,768
------------------------------------------------------------------------------
Investment income (loss) -- net                                         (3,886)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                      694,849
Net change in unrealized appreciation (depreciation) on
  investments                                                       11,501,260
------------------------------------------------------------------------------
Net gain (loss) on investments                                      12,196,109
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $12,192,223
------------------------------------------------------------------------------


*   When shares became publicly available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS ---------------------------------------------
FOR THE PERIOD FROM FEB. 19, 2009* TO APRIL 30, 2009


OPERATIONS
Investment income (loss) -- net                                    $    (3,886)
Net realized gain (loss) on investments                                694,849
Net change in unrealized appreciation (depreciation) on
  investments                                                       11,501,260
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     12,192,223
------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    43,676,837
  Class B shares                                                     3,425,566
  Class C shares                                                     2,340,234
  Class R4 shares                                                        8,000
Payments for redemptions
  Class A shares                                                      (373,756)
  Class B shares                                                       (30,696)
  Class C shares                                                       (11,640)
  Class I shares                                                    (4,799,826)
------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           44,234,719
------------------------------------------------------------------------------
Total increase (decrease) in net assets                             56,426,942
Net assets at beginning of period                                   13,526,123**
------------------------------------------------------------------------------
Net assets at end of period                                        $69,953,065
------------------------------------------------------------------------------
Undistributed net investment income                                $    14,566
------------------------------------------------------------------------------


 *  When shares became publicly available.
** Initial capital of $15,000,000 was contributed on Feb. 12, 2009. The Fund had a decrease in net assets resulting from operations of $1,473,877 during the period from Feb. 12, 2009 to Feb. 19, 2009 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.60
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $51
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             1.82%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.39%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.19%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     28.83%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.02)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.58
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.60
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.58%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.15%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.97%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     28.60%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.02)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.58
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.60
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.58%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.15%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.94%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     28.60%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.61
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.47%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                          .99%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .31%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.94%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.01)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.59
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.27%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.79%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.48%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.71%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.59
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             2.02%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.54%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.23%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.71%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.60
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             1.76%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.29%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .06%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.82%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.61
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.51%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.04%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .27%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.94%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Recovery and Infrastructure Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its assets in equity securities issued by infrastructure-related companies. On Feb. 12, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $15,000,000 in the Fund (1,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 1,493,000 shares for Class I, 1,000 shares for Class R2, 1,000 shares for Class R3, 1,000 shares for Class R4 and 1,000 shares for Class R5), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on Feb. 19, 2009.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, the Investment Manager owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
26  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Feb. 19, 2009 the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the period then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon

--------------------------------------------------------------------------------
28  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $13,622 resulting in a net reclassification adjustment to decrease paid-in capital by $13,622.

For the period ended April 30, 2009, there were no distributions.

At April 30, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $   708,355
Undistributed accumulated long-term gain.......  $        --
Unrealized appreciation (depreciation).........  $10,023,613


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
30  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The Fund has adopted FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. At April 30, 2009, the Fund did not own nor was it a party to any derivative contracts within the scope of this amendment.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.65% to 0.50% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the S&P 500 Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on March 1, 2011 and cover the 24-month period beginning March 1, 2009. The management fee for the period ended April 30, 2009 was 0.65% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the period ended April 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended April 30, 2009, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
32  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $87,000 and $18,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $221,190 for Class A for the period ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the period ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.15
Class I.............................................  0.99
Class R2............................................  1.79
Class R3............................................  1.54
Class R4............................................  1.29
Class R5............................................  1.04


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $944
Class B............................................    79
Class C............................................    48


The management fees waived/reimbursed at the Fund level were $30,277.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Under an agreement which was effective until April 30, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.15
Class I.............................................  0.99
Class R2............................................  1.79
Class R3............................................  1.54
Class R4............................................  1.29
Class R5............................................  1.04


Effective May 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.15
Class I.............................................  1.00
Class R2............................................  1.80
Class R3............................................  1.55
Class R4............................................  1.30
Class R5............................................  1.05


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $44,131,743 and $1,722,356, respectively, for the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
34  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

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4. SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009 are as follows:

                                    ISSUED FOR
                                    REINVESTED                     NET
                          SOLD    DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
------------------------------------------------------------------------------
Class A                4,409,157        --        (38,636)      4,370,521
Class B                  348,131        --         (2,742)        345,389
Class C                  234,785        --         (1,055)        233,730
Class I                       --        --       (428,377)       (428,377)
Class R4                     945        --             --             945


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $9,599,484 and $8,072,717, respectively, for the period ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



amount of the credit facility. The Fund had no borrowings during the period ended April 30, 2009.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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36  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
38  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Recovery and Infrastructure Fund (the Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2009, and the related statements of operations, changes in net assets, and financial highlights for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Recovery and Infrastructure Fund of the RiverSource Series Trust at April 30, 2009, and the results of its operations, changes in its net assets and the financial highlights for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 18, 2009


--------------------------------------------------------------------------------
40  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2010 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (52.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (2.8%)
RiverSource Disciplined International Equity
 Fund                                                  40,678                $222,102
-------------------------------------------------------------------------------------

U.S. LARGE CAP (43.3%)
RiverSource Disciplined Equity Fund                   710,532               2,692,916
RiverSource Disciplined Large Cap Growth Fund          28,319                 176,714
RiverSource Disciplined Large Cap Value Fund           82,579                 511,166
                                                                      ---------------
Total                                                                       3,380,796
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           91,014                 501,490
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $5,440,085)                                                         $4,104,388
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (34.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                            2,948                 $18,397
-------------------------------------------------------------------------------------

HIGH YIELD (0.7%)
RiverSource High Yield Bond Fund                       23,552                  50,872
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.3%)
RiverSource Inflation Protected Securities
 Fund                                                  35,256                 337,402
-------------------------------------------------------------------------------------

INTERNATIONAL (8.2%)
RiverSource Emerging Markets Bond Fund                 75,026                 639,971
-------------------------------------------------------------------------------------

INVESTMENT GRADE (20.8%)
RiverSource Diversified Bond Fund                     359,962               1,627,027
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,798,176)                                                         $2,673,669
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           39,445                $387,347
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $386,323)                                                             $387,347
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (8.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      683,211                $683,211
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $683,211)                                                             $683,211
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $9,307,795)(b)                                                      $7,848,615
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $10,408,886 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $93,178
Unrealized depreciation                                                      (2,653,449)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,560,271)
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
66  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2010 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                     FAIR VALUE AT APRIL 30, 2009
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $7,848,615         $--           $--      $7,848,615





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2015 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (63.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (6.4%)
RiverSource Disciplined International Equity
 Fund                                                  209,606             $1,144,448
-------------------------------------------------------------------------------------

U.S. LARGE CAP (49.1%)
RiverSource Disciplined Equity Fund                  1,923,692              7,290,794
RiverSource Disciplined Large Cap Growth Fund           59,227                369,574
RiverSource Disciplined Large Cap Value Fund           180,596              1,117,888
                                                                      ---------------
Total                                                                       8,778,256
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (8.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           265,221              1,461,369
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,669,944)                                                       $11,384,073
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (28.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             5,333                $33,275
-------------------------------------------------------------------------------------

HIGH YIELD (0.2%)
RiverSource High Yield Bond Fund                        18,758                 40,518
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.7%)
RiverSource Inflation Protected Securities
 Fund                                                  106,097              1,015,352
-------------------------------------------------------------------------------------

INTERNATIONAL (6.3%)
RiverSource Emerging Markets Bond Fund                 132,094              1,126,763
-------------------------------------------------------------------------------------

INVESTMENT GRADE (15.9%)
RiverSource Diversified Bond Fund                      628,822              2,842,275
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,294,786)                                                         $5,058,183
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            74,663               $733,193
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $729,768)                                                             $733,193
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       738,643               $738,643
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $738,643)                                                             $738,643
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $23,433,141)(b)                                                    $17,914,092
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $25,459,258 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $160,035
     Unrealized depreciation                                                     (7,705,201)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(7,545,166)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
68  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2015 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $17,914,092        $--           $--      $17,914,092





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  69

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2020 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (70.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (9.6%)
RiverSource Disciplined International Equity
 Fund                                                  326,326             $1,781,739
-------------------------------------------------------------------------------------

U.S. LARGE CAP (51.8%)
RiverSource Disciplined Equity Fund                  2,183,877              8,276,895
RiverSource Disciplined Large Cap Growth Fund           61,711                385,079
RiverSource Disciplined Large Cap Value Fund           155,165                960,470
                                                                      ---------------
Total                                                                       9,622,444
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           310,913              1,713,131
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $19,871,043)                                                       $13,117,314
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (26.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             4,069                $25,391
-------------------------------------------------------------------------------------

HIGH YIELD (0.2%)
RiverSource High Yield Bond Fund                        12,951                 27,973
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.3%)
RiverSource Inflation Protected Securities
 Fund                                                  121,693              1,164,605
-------------------------------------------------------------------------------------

INTERNATIONAL (6.0%)
RiverSource Emerging Markets Bond Fund                 131,083              1,118,135
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.2%)
RiverSource Diversified Bond Fund                      583,020              2,635,251
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,211,250)                                                         $4,971,355
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            27,014               $265,282
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $266,601)                                                             $265,282
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       267,224               $267,224
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $267,224)                                                             $267,224
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $25,616,118)(b)                                                    $18,621,175
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $28,135,557 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $134,163
     Unrealized depreciation                                                     (9,648,545)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(9,514,382)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
70  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2020 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $18,621,175        $--           $--      $18,621,175





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  71

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2025 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.4%)
RiverSource Disciplined International Equity
 Fund                                                  435,456             $2,377,592
-------------------------------------------------------------------------------------

U.S. LARGE CAP (53.5%)
RiverSource Disciplined Equity Fund                  2,647,275             10,033,172
RiverSource Disciplined Large Cap Growth Fund           68,161                425,328
RiverSource Disciplined Large Cap Value Fund           103,741                642,155
                                                                      ---------------
Total                                                                      11,100,655
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           374,369              2,062,774
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $24,427,947)                                                       $15,541,021
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             3,330                $20,778
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         9,545                 20,618
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.8%)
RiverSource Inflation Protected Securities
 Fund                                                  169,219              1,619,423
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  87,662                747,754
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.8%)
RiverSource Diversified Bond Fund                      497,796              2,250,037
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,840,945)                                                         $4,658,610
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            30,899               $303,426
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $305,293)                                                             $303,426
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       305,620               $305,620
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $305,620)                                                             $305,620
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $29,879,805)(b)                                                    $20,808,677
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $32,541,731 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $89,928
     Unrealized depreciation                                                     (11,822,982)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(11,733,054)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
72  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2025 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $20,808,677        $--           $--      $20,808,677





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  73

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2030 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.9%)
RiverSource Disciplined International Equity
 Fund                                                  495,434             $2,705,071
-------------------------------------------------------------------------------------

U.S. LARGE CAP (52.8%)
RiverSource Disciplined Equity Fund                  2,866,040             10,862,292
RiverSource Disciplined Large Cap Growth Fund           73,854                460,849
RiverSource Disciplined Large Cap Value Fund           114,455                708,475
                                                                      ---------------
Total                                                                      12,031,616
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           410,996              2,264,589
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $25,691,430)                                                       $17,001,276
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.6%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             3,449                $21,522
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        10,470                 22,616
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.9%)
RiverSource Inflation Protected Securities
 Fund                                                  187,246              1,791,943
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  96,693                824,789
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.9%)
RiverSource Diversified Bond Fund                      551,339              2,492,053
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,299,517)                                                         $5,152,923
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            34,707               $340,820
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $342,390)                                                             $340,820
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       343,306               $343,306
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $343,306)                                                             $343,306
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $31,676,643)(b)                                                    $22,838,325
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $34,898,256 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $97,955
     Unrealized depreciation                                                     (12,157,886)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(12,059,931)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
74  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2030 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $22,838,325        $--           $--      $22,838,325





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  75

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2035 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.7%)
RiverSource Disciplined International Equity
 Fund                                                  309,688             $1,690,895
-------------------------------------------------------------------------------------

U.S. LARGE CAP (53.2%)
RiverSource Disciplined Equity Fund                  1,826,515              6,922,490
RiverSource Disciplined Large Cap Growth Fund           47,417                295,883
RiverSource Disciplined Large Cap Value Fund            71,772                444,266
                                                                      ---------------
Total                                                                       7,662,639
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           259,505              1,429,872
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,594,427)                                                       $10,783,406
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             2,057                $12,835
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         6,630                 14,321
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.8%)
RiverSource Inflation Protected Securities
 Fund                                                  117,364              1,123,177
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  60,746                518,161
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.8%)
RiverSource Diversified Bond Fund                      344,881              1,558,861
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,343,738)                                                         $3,227,355
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            21,585               $211,964
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $213,429)                                                             $211,964
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       213,503               $213,503
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $213,503)                                                             $213,503
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $20,365,097)(b)                                                    $14,436,228
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $22,553,182 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $61,586
     Unrealized depreciation                                                     (8,178,540)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(8,116,954)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
76  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2035 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $14,436,228        $--           $--      $14,436,228





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  77

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2040 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.5%)
RiverSource Disciplined International Equity
 Fund                                                  206,463             $1,127,288
-------------------------------------------------------------------------------------

U.S. LARGE CAP (52.9%)
RiverSource Disciplined Equity Fund                  1,238,013              4,692,068
RiverSource Disciplined Large Cap Growth Fund           31,965                199,460
RiverSource Disciplined Large Cap Value Fund            48,932                302,890
                                                                      ---------------
Total                                                                       5,194,418
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (10.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           177,456                977,785
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $10,860,250)                                                        $7,299,491
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (23.1%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             1,771                $11,051
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         4,532                  9,790
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.0%)
RiverSource Inflation Protected Securities
 Fund                                                   82,266                787,288
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  41,674                355,483
-------------------------------------------------------------------------------------

INVESTMENT GRADE (11.3%)
RiverSource Diversified Bond Fund                      243,427              1,100,291
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,333,300)                                                         $2,263,903
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            14,764               $144,983
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $145,962)                                                             $144,983
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       146,037               $146,037
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $146,037)                                                             $146,037
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,485,549)(b)                                                     $9,854,414
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $14,932,791 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $41,777
     Unrealized depreciation                                                     (5,120,154)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(5,078,377)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
78  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2040 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                     FAIR VALUE AT APRIL 30, 2009
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $9,854,414         $--           $--      $9,854,414





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  79

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2045 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (75.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.1%)
RiverSource Disciplined International Equity
 Fund                                                  183,335             $1,001,008
-------------------------------------------------------------------------------------

U.S. LARGE CAP (53.9%)
RiverSource Disciplined Equity Fund                  1,160,609              4,398,708
RiverSource Disciplined Large Cap Growth Fund           29,410                183,519
RiverSource Disciplined Large Cap Value Fund            45,053                278,875
                                                                      ---------------
Total                                                                       4,861,102
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (10.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           163,182                899,136
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,348,890)                                                         $6,761,246
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             1,890                $11,796
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         4,157                  8,979
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.7%)
RiverSource Inflation Protected Securities
 Fund                                                   72,964                698,267
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  38,252                326,285
-------------------------------------------------------------------------------------

INVESTMENT GRADE (11.0%)
RiverSource Diversified Bond Fund                      216,682                979,402
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,062,561)                                                         $2,024,729
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            13,579               $133,349
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $134,292)                                                             $133,349
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       134,317               $134,317
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $134,317)                                                             $134,317
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,680,060)(b)                                                     $9,053,641
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $13,201,062 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $41,245
     Unrealized depreciation                                                     (4,188,666)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(4,147,421)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
80  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2045 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                     FAIR VALUE AT APRIL 30, 2009
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $9,053,641         $--           $--      $9,053,641





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  81

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2010        PLUS 2015        PLUS 2020
APRIL 30, 2009                                               FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $9,307,795, $23,433,141 and
  $25,616,118, respectively)                             $ 7,848,615      $17,914,092      $18,621,175
Cash                                                           3,166           14,122            6,962
Capital shares receivable                                      2,044            2,938              717
Dividends receivable                                           1,426            2,404            2,220
Receivable for affiliated investments sold                       866               --           23,141
------------------------------------------------------------------------------------------------------
Total assets                                               7,856,117       17,933,556       18,654,215
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                         9,242           30,710           40,951
Accrued distribution fees                                         21               33               26
Accrued transfer agency fees                                      18               37               38
Accrued administrative services fees                               4               10               10
Accrued plan administrative services fees                         19               54               61
Other accrued expenses                                        34,358           37,228           38,206
------------------------------------------------------------------------------------------------------
Total liabilities                                             43,662           68,072           79,292
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $ 7,812,455      $17,865,484      $18,574,923
------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    11,277      $    26,249      $    29,245
Additional paid-in capital                                13,142,889       28,129,326       31,837,311
Undistributed net investment income                           57,931          420,887          239,557
Accumulated net realized gain (loss)                      (3,940,462)      (5,191,929)      (6,536,247)
Unrealized appreciation (depreciation) on
  affiliated investments                                  (1,459,180)      (5,519,049)      (6,994,943)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                     $ 7,812,455      $17,865,484      $18,574,923
------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class A              $ 3,095,956      $ 4,840,029      $ 3,732,214
                                             Class R2              $    3,240      $     3,164      $     8,994
                                             Class R3              $    3,240      $     3,163      $     2,948
                                             Class R4              $    3,242      $     3,164      $     2,948
                                             Class R5              $    3,243      $     3,167      $     2,952
                                             Class Y               $4,703,534      $13,012,797      $14,824,867
Outstanding shares of beneficial interest:   Class A shares           447,244          712,731          589,755
                                             Class R2 shares              468              465            1,416
                                             Class R3 shares              468              465              464
                                             Class R4 shares              468              465              464
                                             Class R5 shares              468              465              464
                                             Class Y shares           678,609        1,910,356        2,331,930
Net asset value per share:                   Class A(1)            $     6.92      $      6.79      $      6.33
                                             Class R2              $     6.92      $      6.80      $      6.35
                                             Class R3              $     6.92      $      6.80      $      6.35
                                             Class R4              $     6.93      $      6.80      $      6.35
                                             Class R5              $     6.93      $      6.81      $      6.36
                                             Class Y               $     6.93      $      6.81      $      6.36
---------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $7.34, $7.20 and $6.72, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2025        PLUS 2030        PLUS 2035
APRIL 30, 2009                                               FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $29,879,805, $31,676,643 and
  $20,365,097, respectively)                             $20,808,677      $22,838,325      $14,436,228
Cash                                                             303            5,781            4,059
Capital shares receivable                                     75,148            2,906            5,008
Dividends receivable                                           1,927            2,152            1,343
Receivable for affiliated investments sold                        --               --           20,070
------------------------------------------------------------------------------------------------------
Total assets                                              20,886,055       22,849,164       14,466,708
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                           698            2,935           28,562
Payable for affiliated investments purchased                  74,680           11,185               --
Accrued distribution fees                                         16               33                9
Accrued transfer agency fees                                      41               40               28
Accrued administrative services fees                              11               13                8
Accrued plan administrative services fees                         76               75               54
Other accrued expenses                                        34,642           40,689           33,811
------------------------------------------------------------------------------------------------------
Total liabilities                                            110,164           54,970           62,472
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $20,775,891      $22,794,194      $14,404,236
------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    33,014      $    36,154      $    23,077
Additional paid-in capital                                34,906,872       36,122,184       23,065,647
Undistributed net investment income                          569,313          473,572          332,904
Accumulated net realized gain (loss)                      (5,662,180)      (4,999,398)      (3,088,523)
Unrealized appreciation (depreciation) on
  affiliated investments                                  (9,071,128)      (8,838,318)      (5,928,869)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                     $20,775,891      $22,794,194      $14,404,236
------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class A              $ 2,261,901      $ 4,733,464      $ 1,296,313
                                             Class R2             $    15,488      $     7,048      $     2,910
                                             Class R3             $     2,929      $     2,927      $     2,912
                                             Class R4             $     2,936      $     2,923      $     2,912
                                             Class R5             $     2,936      $     2,926      $     2,915
                                             Class Y              $18,489,701      $18,044,906      $13,096,274
Outstanding shares of beneficial interest:   Class A shares           361,260          752,794          208,303
                                             Class R2 shares            2,472            1,118              467
                                             Class R3 shares              466              464              467
                                             Class R4 shares              465              464              467
                                             Class R5 shares              465              464              467
                                             Class Y shares         2,936,299        2,860,073        2,097,551
Net asset value per share:                   Class A(1)           $      6.26      $      6.29      $      6.22
                                             Class R2             $      6.27      $      6.30      $      6.23
                                             Class R3             $      6.29      $      6.31      $      6.24
                                             Class R4             $      6.31      $      6.30      $      6.24
                                             Class R5             $      6.31      $      6.31      $      6.24
                                             Class Y              $      6.30      $      6.31      $      6.24
---------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $6.64, $6.67 and $6.60, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  83

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                                    RIVERSOURCE      RIVERSOURCE
                                                                     RETIREMENT       RETIREMENT
                                                                     PLUS 2040        PLUS 2045
APRIL 30, 2009                                                          FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $13,485,549 and $11,680,060, respectively)       $ 9,854,414      $ 9,053,641
Cash                                                                      7,670            6,153
Capital shares receivable                                                   999            4,406
Dividends receivable                                                        947              842
------------------------------------------------------------------------------------------------
Total assets                                                          9,864,030        9,065,042
------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    5,187            4,765
Payable for affiliated investments purchased                             10,280           10,868
Accrued distribution fees                                                     9                8
Accrued transfer agency fees                                                 25               25
Accrued administrative services fees                                          5                5
Accrued plan administrative services fees                                    35               32
Other accrued expenses                                                   33,311           34,739
------------------------------------------------------------------------------------------------
Total liabilities                                                        48,852           50,442
------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $ 9,815,178      $ 9,014,600
------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    16,196      $    14,562
Additional paid-in capital                                           15,485,663       13,353,051
Undistributed net investment income                                      13,820           96,323
Accumulated net realized gain (loss)                                 (2,069,366)      (1,822,917)
Unrealized appreciation (depreciation) on affiliated
  investments                                                        (3,631,135)      (2,626,419)
------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                            $ 9,815,178      $ 9,014,600
------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:            Class A              $ 1,247,058      $ 1,182,765
                                                        Class R2              $    8,314       $    2,883
                                                        Class R3              $   19,225       $    2,883
                                                        Class R4              $    2,811       $    2,883
                                                        Class R5              $    2,814       $    2,885
                                                        Class Y               $8,534,956       $7,820,301
Outstanding shares of beneficial interest:              Class A shares           206,572          191,544
                                                        Class R2 shares            1,373              466
                                                        Class R3 shares            3,175              466
                                                        Class R4 shares              464              466
                                                        Class R5 shares              464              466
                                                        Class Y shares         1,407,503        1,262,765
Net asset value per share:                              Class A(1)            $     6.04       $     6.17
                                                        Class R2              $     6.06       $     6.19
                                                        Class R3              $     6.06       $     6.19
                                                        Class R4              $     6.06       $     6.19
                                                        Class R5              $     6.06       $     6.19
                                                        Class Y               $     6.06       $     6.19
---------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $6.41 and $6.55, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE       RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2010        PLUS 2015         PLUS 2020
YEAR ENDED APRIL 30, 2009                                    FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds  $   355,943      $   588,186      $    632,697
-------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                      8,900           13,407             8,463
  Class R2                                                        18               18                19
  Class R3                                                         9                9                 9
Transfer agency fees
  Class A                                                      3,780            6,161             5,621
  Class R2                                                         2                2                 2
  Class R3                                                         2                2                 2
  Class R4                                                         2                2                 2
  Class R5                                                         2                2                 2
  Class Y                                                      4,316            8,434            10,478
Administrative services fees                                   2,441            4,449             4,871
Plan administrative services fees
  Class R2                                                         9                9                 9
  Class R3                                                         9                9                 9
  Class R4                                                         9                9                 9
  Class Y                                                     12,949           25,302            31,435
Custodian fees                                                 5,074            6,299             5,627
Printing and postage                                          11,125           11,190            10,802
Registration fees                                             21,485           19,119            20,942
Professional fees                                             21,270           21,290            21,290
Other                                                          2,619            2,873             2,787
-------------------------------------------------------------------------------------------------------
Total expenses                                                94,021          118,586           122,379
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                       (65,827)         (68,664)          (71,404)
  Earnings credits on cash balances                               --               (1)               --
-------------------------------------------------------------------------------------------------------
Total net expenses                                            28,194           49,921            50,975
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              327,749          538,265           581,722
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                    (3,819,411)      (5,339,369)       (6,718,522)
  Capital gain distributions from underlying affiliated
    funds                                                    156,243          327,985           386,300
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments        (3,663,168)      (5,011,384)       (6,332,222)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                    (820,046)      (4,230,537)       (5,161,476)
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (4,483,214)      (9,241,921)      (11,493,698)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $(4,155,465)     $(8,703,656)     $(10,911,976)
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  85

STATEMENTS OF OPERATIONS (continued) -------------------------------------------





                                                          RIVERSOURCE       RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT        RETIREMENT        RETIREMENT
                                                           PLUS 2025         PLUS 2030        PLUS 2035
YEAR ENDED APRIL 30, 2009                                    FUND              FUND              FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds  $    604,797      $    587,849      $   391,677
--------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       5,737             8,216            3,286
  Class R2                                                         20                21               17
  Class R3                                                          9                10                9
Transfer agency fees
  Class A                                                       5,389             4,972            3,377
  Class R2                                                          2                 2                2
  Class R3                                                          2                 2                2
  Class R4                                                          2                 2                2
  Class R5                                                          2                 2                2
  Class Y                                                      11,708            10,853            7,481
Administrative services fees                                    5,145             5,001            3,258
Plan administrative services fees
  Class R2                                                         10                11                9
  Class R3                                                          9                10                9
  Class R4                                                          9                 9                9
  Class Y                                                      35,125            32,559           22,444
Custodian fees                                                  5,777             5,798            5,936
Printing and postage                                           11,529            11,724            8,506
Registration fees                                              19,124            24,195           19,750
Professional fees                                              21,195            21,290           21,290
Other                                                           2,879             2,840            2,880
--------------------------------------------------------------------------------------------------------
Total expenses                                                123,673           127,517           98,269
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                        (72,530)          (75,595)         (66,310)
--------------------------------------------------------------------------------------------------------
Total net expenses                                             51,143            51,922           31,959
--------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               553,654           535,927          359,718
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                     (5,887,367)       (5,153,711)      (3,156,741)
  Capital gain distributions from underlying affiliated
    funds                                                     413,576           394,335          268,207
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments         (5,473,791)       (4,759,376)      (2,888,534)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                   (7,143,483)       (7,056,338)      (4,914,385)
--------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (12,617,274)      (11,815,714)      (7,802,919)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $(12,063,620)     $(11,279,787)     $(7,443,201)
--------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                                     RIVERSOURCE      RIVERSOURCE
                                                                      RETIREMENT       RETIREMENT
                                                                      PLUS 2040        PLUS 2045
YEAR ENDED APRIL 30, 2009                                                FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds              $   243,891      $   209,520
-------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                  3,151            2,870
  Class R2                                                                    18               17
  Class R3                                                                    11                9
Transfer agency fees
  Class A                                                                  4,640            4,659
  Class R2                                                                     2                2
  Class R3                                                                     2                2
  Class R4                                                                     2                2
  Class R5                                                                     2                2
  Class Y                                                                  4,491            3,735
Administrative services fees                                               2,051            1,726
Plan administrative services fees
  Class R2                                                                     9                9
  Class R3                                                                    11                9
  Class R4                                                                     9                9
  Class Y                                                                 13,473           11,205
Custodian fees                                                             5,970            5,927
Printing and postage                                                       9,490           10,285
Registration fees                                                         20,478           22,740
Professional fees                                                         21,290           21,480
Other                                                                      2,953            2,950
-------------------------------------------------------------------------------------------------
Total expenses                                                            88,053           87,638
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                           (67,127)         (69,800)
-------------------------------------------------------------------------------------------------
Total net expenses                                                        20,926           17,838
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          222,965          191,682
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                                (2,003,149)      (1,817,945)
  Capital gain distributions from underlying affiliated funds            164,721          146,680
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments                    (1,838,428)      (1,671,265)
Net change in unrealized appreciation (depreciation) on affiliated
  investments                                                         (2,908,402)      (2,206,108)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        (4,746,830)      (3,877,373)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $(4,523,865)     $(3,685,691)
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  87

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2010 FUND          RETIREMENT PLUS 2015 FUND
YEAR ENDED APRIL 30,                             2009             2008              2009              2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   327,749      $    399,000      $    538,265      $   491,530
Net realized gain (loss) on affiliated
  investments                                 (3,663,168)          270,160        (5,011,384)         888,330
Net change in unrealized appreciation
  (depreciation) on affiliated investments      (820,046)       (1,407,677)       (4,230,537)      (2,374,248)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (4,155,465)         (738,517)       (8,703,656)        (994,388)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (80,715)          (68,096)          (28,275)        (102,139)
    Class R2                                         (75)             (140)              (11)            (115)
    Class R3                                         (84)             (152)              (21)            (127)
    Class R4                                         (93)             (164)              (31)            (140)
    Class R5                                         (93)             (164)              (29)            (143)
    Class Y                                     (193,768)         (500,117)         (100,139)        (648,363)
  Net realized gain
    Class A                                           --          (124,866)               --         (188,205)
    Class R2                                          --              (263)               --             (248)
    Class R3                                          --              (263)               --             (248)
    Class R4                                          --              (263)               --             (248)
    Class R5                                          --              (263)               --             (248)
    Class Y                                           --          (835,790)               --       (1,170,241)
  Tax return of capital
    Class A                                           --           (40,374)               --          (31,914)
    Class R2                                          --               (85)               --              (42)
    Class R3                                          --               (85)               --              (42)
    Class R4                                          --               (85)               --              (42)
    Class R5                                          --               (85)               --              (42)
    Class Y                                           --          (270,243)               --         (198,443)
-------------------------------------------------------------------------------------------------------------
Total distributions                             (274,828)       (1,841,498)         (128,506)      (2,340,990)
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               1,534,404         4,302,881         2,542,003        5,239,617
  Class Y shares                               1,715,747         6,236,708         3,132,790        4,271,040
Reinvestment of distributions at net asset
  value
  Class A shares                                  71,211           232,746            26,656          320,709
  Class Y shares                                 193,510         1,585,670           100,139        1,999,571
Payments for redemptions
  Class A shares                              (1,118,823)         (983,446)       (1,939,992)        (452,613)
  Class Y shares                              (6,462,954)      (10,103,635)       (6,853,989)      (4,266,890)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (4,066,905)        1,270,924        (2,992,393)       7,111,434
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (8,497,198)       (1,309,091)      (11,824,555)       3,776,056
Net assets at beginning of year               16,309,653        17,618,744        29,690,039       25,913,983
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 7,812,455      $ 16,309,653      $ 17,865,484      $29,690,039
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    57,931      $         --      $    420,887      $        --
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
88  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                       RIVERSOURCE                        RIVERSOURCE
                                                RETIREMENT PLUS 2020 FUND          RETIREMENT PLUS 2025 FUND
YEAR ENDED APRIL 30,                             2009              2008              2009              2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $    581,722      $    523,060      $    553,654      $   401,930
Net realized gain (loss) on affiliated
  investments                                  (6,332,222)        1,338,972        (5,473,791)       1,560,300
Net change in unrealized appreciation
  (depreciation) on affiliated investments     (5,161,476)       (3,867,127)       (7,143,483)      (3,676,519)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (10,911,976)       (2,005,095)      (12,063,620)      (1,714,289)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (54,011)          (77,279)               --          (49,968)
    Class R2                                          (40)             (100)               --              (95)
    Class R3                                          (49)             (113)               --             (108)
    Class R4                                          (60)             (126)               --             (120)
    Class R5                                          (57)             (129)               --             (124)
    Class Y                                      (300,810)         (881,165)               --         (782,408)
  Net realized gain
    Class A                                            --          (156,895)               --         (120,134)
    Class R2                                           --              (240)               --             (267)
    Class R3                                           --              (240)               --             (267)
    Class R4                                           --              (240)               --             (267)
    Class R5                                           --              (240)               --             (267)
    Class Y                                            --        (1,711,624)               --       (1,759,997)
  Tax return of capital
    Class A                                            --           (64,591)               --          (21,714)
    Class R2                                           --               (99)               --              (48)
    Class R3                                           --               (99)               --              (48)
    Class R4                                           --               (99)               --              (48)
    Class R5                                           --               (99)               --              (48)
    Class Y                                            --          (704,638)               --         (318,109)
--------------------------------------------------------------------------------------------------------------
Total distributions                              (355,027)       (3,598,016)               --       (3,054,037)
--------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                2,414,781         2,150,190           914,451        1,579,204
  Class R2 shares                                   5,840                --            12,089               --
  Class Y shares                                4,141,075         6,383,313         4,017,583        3,711,040
Reinvestment of distributions at net asset
  value
  Class A shares                                   52,938           295,049                --          191,423
  Class Y shares                                  300,810         3,278,489                --        2,842,826
Payments for redemptions
  Class A shares                                 (621,299)         (482,783)         (288,424)        (429,718)
  Class Y shares                               (8,316,638)      (12,812,150)       (6,946,291)      (6,155,533)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           (2,022,493)       (1,187,892)       (2,290,592)       1,739,242
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (13,289,496)       (6,791,003)      (14,354,212)      (3,029,084)
Net assets at beginning of year                31,864,419        38,655,422        35,130,103       38,159,187
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 18,574,923      $ 31,864,419      $ 20,775,891      $35,130,103
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    239,557      $         --      $    569,313      $        --
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  89

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------





                                                       RIVERSOURCE                        RIVERSOURCE
                                                RETIREMENT PLUS 2030 FUND          RETIREMENT PLUS 2035 FUND
YEAR ENDED APRIL 30,                             2009              2008              2009             2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $    535,927      $    412,531      $   359,718      $   235,628
Net realized gain (loss) on affiliated
  investments                                  (4,759,376)        1,267,549       (2,888,534)         890,512
Net change in unrealized appreciation
  (depreciation) on affiliated investments     (7,056,338)       (3,667,204)      (4,914,385)      (2,131,442)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (11,279,787)       (1,987,124)      (7,443,201)      (1,005,302)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                        (4,663)          (58,271)          (1,239)         (28,487)
    Class R2                                           (1)              (95)              --              (96)
    Class R3                                          (10)             (104)              (7)            (108)
    Class R4                                          (21)             (121)             (17)            (121)
    Class R5                                          (18)             (124)             (14)            (124)
    Class Y                                       (72,783)         (798,541)         (35,734)        (458,597)
  Net realized gain
    Class A                                            --          (119,838)              --          (76,342)
    Class R2                                           --              (235)              --             (300)
    Class R3                                           --              (235)              --             (300)
    Class R4                                           --              (235)              --             (300)
    Class R5                                           --              (235)              --             (300)
    Class Y                                            --        (1,582,887)              --       (1,159,348)
  Tax return of capital
    Class A                                            --           (35,594)              --           (6,332)
    Class R2                                           --               (70)              --              (25)
    Class R3                                           --               (70)              --              (25)
    Class R4                                           --               (70)              --              (25)
    Class R5                                           --               (70)              --              (25)
    Class Y                                            --          (470,152)              --          (96,159)
-------------------------------------------------------------------------------------------------------------
Total distributions                               (77,496)       (3,066,947)         (37,011)      (1,827,014)
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                3,240,071         2,214,857          552,952        1,045,799
  Class R2 shares                                   3,598                --               --               --
  Class R3 shares                                  14,211                --               --               --
  Class Y shares                                4,103,650         6,974,008        3,991,855        4,660,796
Reinvestment of distributions at net asset
  value
  Class A shares                                    4,587           212,125            1,220          110,836
  Class Y shares                                   72,783         2,834,261           35,734        1,696,050
Payments for redemptions
  Class A shares                                 (330,647)         (281,786)        (202,507)        (309,782)
  Class R3 shares                                 (12,907)               --               --               --
  Class Y shares                               (5,055,885)      (10,846,202)      (3,887,609)      (4,279,663)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                            2,039,461         1,107,263          491,645        2,924,036
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        (9,317,822)       (3,946,808)      (6,988,567)          91,720
Net assets at beginning of year                32,112,016        36,058,824       21,392,803       21,301,083
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 22,794,194      $ 32,112,016      $14,404,236      $21,392,803
-------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                $    473,572      $         (1)     $   332,904      $        --
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
90  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2040 FUND          RETIREMENT PLUS 2045 FUND
YEAR ENDED APRIL 30,                             2009             2008              2009             2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   222,965      $    292,218      $   191,682      $    98,694
Net realized gain (loss) on affiliated
  investments                                 (1,838,428)          680,743       (1,671,265)         314,382
Net change in unrealized appreciation
  (depreciation) on affiliated investments    (2,908,402)       (2,860,182)      (2,206,108)        (801,662)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (4,523,865)       (1,887,221)      (3,685,691)        (388,586)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (26,681)          (22,210)         (11,866)         (21,170)
    Class R2                                         (63)              (96)             (28)             (95)
    Class R3                                         (73)             (109)             (38)            (107)
    Class R4                                         (83)             (122)             (48)            (120)
    Class R5                                         (80)             (125)             (45)            (123)
    Class Y                                     (188,618)         (595,051)         (88,786)        (180,855)
  Net realized gain
    Class A                                           --           (48,873)              --          (56,818)
    Class R2                                          --              (254)              --             (312)
    Class R3                                          --              (254)              --             (312)
    Class R4                                          --              (254)              --             (312)
    Class R5                                          --              (254)              --             (312)
    Class Y                                           --        (1,264,851)              --         (467,580)
  Tax return of capital
    Class A                                           --           (25,334)              --           (4,145)
    Class R2                                          --              (132)              --              (15)
    Class R3                                          --              (132)              --              (15)
    Class R4                                          --              (132)              --              (15)
    Class R5                                          --              (132)              --              (15)
    Class Y                                           --          (655,673)              --          (29,736)
------------------------------------------------------------------------------------------------------------
Total distributions                             (215,598)       (2,613,988)        (100,811)        (762,057)
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                 548,419         1,136,583          574,106          950,854
  Class R2 shares                                  5,227                --               --               --
  Class R3 shares                                 15,725                --               --               --
  Class Y shares                               3,425,309         6,155,295        4,457,323        5,858,038
Reinvestment of distributions at net asset
  value
  Class A shares                                  26,105            95,882           11,553           80,553
  Class Y shares                                 188,618         2,494,906           88,786          659,957
Payments for redemptions
  Class A shares                                (180,719)          (59,454)        (155,865)        (102,114)
  Class Y shares                              (2,783,300)      (18,605,109)      (2,472,613)      (2,663,576)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           1,245,384        (8,781,897)       2,503,290        4,783,712
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (3,494,079)      (13,283,106)      (1,283,212)       3,633,069
Net assets at beginning of year               13,309,257        26,592,363       10,297,812        6,664,743
------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 9,815,178      $ 13,309,257      $ 9,014,600      $10,297,812
------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    13,820      $         --      $    96,323      $        --
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  91

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Retirement Plus 2010 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.51          $10.91           $9.64
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .22(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.55)           1.44
------------------------------------------------------------------------
Total from investment
 operations                        (2.42)           (.33)           1.64
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.17)           (.33)           (.32)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.17)          (1.07)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.51          $10.91
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $3              $4              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .89%            .84%           1.37%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .37%            .48%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.59%           2.20%           2.04%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return(i)                  (25.49%)         (3.29%)         17.27%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .22(c)          .18
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.56)            .39
------------------------------------------------------------------------
Total from investment
 operations                        (2.44)           (.34)            .57
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.30)           (.30)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.04)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.31%           1.18%           1.64%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .58%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.32%           2.09%           3.06%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.70%)         (3.35%)          5.55%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
92  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .24(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.55)            .39
------------------------------------------------------------------------
Total from investment
 operations                        (2.42)           (.31)            .58
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.33)           (.31)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.07)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.05%            .93%           1.36%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .33%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.57%           2.34%           3.31%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.50%)         (3.11%)          5.62%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .27(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (2.61)           (.56)            .38
------------------------------------------------------------------------
Total from investment
 operations                        (2.39)           (.29)            .59
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.20)           (.35)           (.32)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.20)          (1.09)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .81%            .68%           1.13%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .08%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.82%           2.59%           3.56%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.21%)         (2.86%)          5.70%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  93

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .27(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (2.61)           (.56)            .38
------------------------------------------------------------------------
Total from investment
 operations                        (2.39)           (.29)            .60
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.20)           (.35)           (.33)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.20)          (1.09)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .56%            .42%            .89%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.87%           2.59%           3.81%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.21%)         (2.87%)          5.77%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.91           $9.64
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .23(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (2.63)           (.54)           1.43
------------------------------------------------------------------------
Total from investment
 operations                        (2.41)           (.31)           1.66
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.34)           (.34)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.08)           (.39)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.91
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5             $12             $17
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .72%            .58%           1.08%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .21%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.72%           2.21%           2.45%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.35%)         (3.11%)         17.49%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
94  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2015 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.71          $11.03           $9.60
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .18(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.59)           1.57
------------------------------------------------------------------------
Total from investment
 operations                        (2.88)           (.41)           1.78
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.29)           (.30)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.91)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.79           $9.71          $11.03
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5              $6              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .67%            .63%           1.69%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .38%            .45%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.76%           1.85%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return(i)                  (29.67%)         (3.93%)         18.79%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.72          $11.02          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .18(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.90)           (.43)            .63
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.25)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.87)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.72          $11.02
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.08%           1.04%           1.34%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .58%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.07%           1.67%           2.57%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.80%)         (4.14%)          6.05%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  95

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.03          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .20(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.60)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.88)           (.40)            .64
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.28)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.90)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.73          $11.03
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .84%            .80%           1.07%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .33%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.32%           1.93%           2.81%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.65%)         (3.89%)          6.15%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.04          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .23(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.07)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.38)            .65
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.07)           (.30)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.07)           (.92)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.74          $11.04
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .59%            .54%            .83%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .08%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.57%           2.19%           3.06%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.49%)         (3.63%)          6.26%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.



--------------------------------------------------------------------------------
96  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.05          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .23(c)          .24
Net gains (losses) (both
 realized and
 unrealized)                       (3.07)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.38)            .66
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.06)           (.31)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.06)           (.93)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.81           $9.74          $11.05
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .34%            .29%            .59%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.62%           2.18%           3.31%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.45%)         (3.66%)          6.36%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.05           $9.60
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.59)           1.58
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.40)           1.81
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.30)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.92)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.81           $9.73          $11.05
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $13             $23             $24
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .49%            .45%           1.01%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .21%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.44%           1.80%           2.01%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.53%)         (3.86%)         19.08%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  97

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2020 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.61          $11.07           $9.57
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .14(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.35)           (.61)           1.67
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.47)           1.87
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.26)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.99)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.33           $9.61          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $4              $3              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .70%            .57%           1.04%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .41%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.45%           1.33%           1.13%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return(i)                  (33.08%)         (4.58%)         19.76%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.07          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .14(c)          .13(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.34)           (.61)            .48
------------------------------------------------------------------------
Total from investment
 operations                        (3.20)           (.48)            .67
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.09)           (.22)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.09)           (.95)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.64          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.03%            .98%           1.23%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .59%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.88%           1.26%           2.33%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (33.25%)         (4.65%)          6.47%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
98  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.36)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.19)           (.46)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.11)           (.24)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.11)           (.97)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .79%            .73%            .96%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.26%           1.51%           2.59%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (33.09%)         (4.40%)          6.58%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.09          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.37)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.43)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.13)           (.27)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.13)          (1.00)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.66          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .54%            .48%            .72%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.51%           1.77%           2.84%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.94%)         (4.14%)          6.68%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  99

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.10          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.37)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.43)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.12)           (.28)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.12)          (1.01)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.36           $9.66          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .29%            .22%            .48%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.55%           1.77%           3.09%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.90%)         (4.17%)          6.78%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.09           $9.57
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .15(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.36)           (.59)           1.68
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.44)           1.89
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.11)           (.27)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.11)          (1.00)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.36           $9.65          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $15             $29             $37
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .47%            .38%            .75%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.39%           1.62%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.98%)         (4.28%)         20.03%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
100  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2025 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .10(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.63
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.52)           1.85
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.23)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.91)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.26           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $2              $3              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .74%            .61%           1.39%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .42%            .48%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.10%           1.00%           1.42%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return(i)                  (35.13%)         (4.93%)         19.53%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.09          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .11(c)          .11(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.52)           (.64)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.20)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.88)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.27           $9.68          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .91%            .97%           1.27%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .60%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.56%           1.02%           2.22%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (35.23%)         (5.03%)          6.52%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  101

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.10          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.65)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.51)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.23)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.91)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.29           $9.68          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .79%            .73%           1.00%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.08%           1.28%           2.46%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (35.02%)         (4.88%)          6.63%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.69          $11.11          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .16(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.48)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.26)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.94)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.69          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .54%            .48%            .76%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.33%           1.54%           2.71%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.88%)         (4.63%)          6.73%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
102  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.69          $11.12          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .24
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.65)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.49)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.26)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.94)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.69          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .29%            .23%            .52%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.54%           2.96%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.88%)         (4.65%)          6.83%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.11           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                            .16(c)            .12(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.65
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.50)           1.88
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.25)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.68          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $18             $32             $37
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .45%            .40%            .89%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.15%           1.11%           1.50%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.92%)         (4.77%)         19.87%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  103

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2030 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.71          $11.13           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .13(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.65)           1.71
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.52)           1.91
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.01)           (.24)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.01)           (.90)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.29           $9.71          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5              $3              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .69%            .59%           1.37%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .42%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.72%           1.23%           1.47%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return(i)                  (35.09%)         (4.91%)         20.16%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.12          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .11(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.43)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.00)(d)        (.20)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.00)(d)        (.86)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.73          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(e),(f)                  1.09%           1.00%           1.34%(g)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(f),(h),(i)               .61%            .58%            .88%(g)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.51%           1.02%           2.23%(g)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (35.23%)         (5.01%)          6.51%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
104  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.13          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .13(c)          .11(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.61)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.42)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.22)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.88)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.75          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .83%            .77%           1.07%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .35%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.77%           1.05%           2.48%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (35.06%)         (4.74%)          6.61%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.14          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.57)           (.63)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.26)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.92)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.75          $11.14
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .58%            .50%            .83%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.53%           2.73%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.92%)         (4.50%)          6.71%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  105

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.15          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.58)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.48)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.26)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.92)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.75          $11.15
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .33%            .24%            .59%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.39%           1.53%           2.98%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.89%)         (4.53%)          6.81%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.15           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.62)           1.72
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.50)           1.93
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.03)           (.25)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.03)           (.91)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.74          $11.15
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $18             $29             $35
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .48%            .39%            .86%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.20%           1.15%           1.52%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.73%)         20.41%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
106  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2035 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.61          $11.06           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.63
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.51)           1.82
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.01)           (.24)           (.31)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.01)           (.94)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.22           $9.61          $11.06
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $2              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .88%            .78%           2.95%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .39%            .43%            .49%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.21%           1.07%           1.01%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return(g)                  (35.21%)         (4.93%)         19.27%(h)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.63          $11.06          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .13(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.20)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                   --            (.90)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.23           $9.63          $11.06
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)           1.16%           1.11%           1.62%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .57%            .58%            .88%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.84%           1.03%           2.23%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.31%)         (5.05%)          6.56%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  107

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.07          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.23)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .91%            .87%           1.35%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .32%            .33%            .63%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.09%           1.29%           2.48%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.11%)         (4.80%)          6.66%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.63)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.37)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.26)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .65%            .61%           1.11%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .07%            .08%            .38%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.34%           1.55%           2.73%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.55%)          6.76%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
108  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.09          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.65)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.37)           (.49)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.03)           (.26)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.03)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .40%            .35%            .87%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .03%            .08%            .13%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.38%           1.54%           2.97%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.67%)          6.87%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.08           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.61)           1.64
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.49)           1.85
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.25)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.95)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $13             $20             $20
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .58%            .52%           1.21%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .18%            .22%            .22%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.20%           1.11%           1.55%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.09%)         (4.69%)         19.58%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  109

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2040 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.51          $11.11           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .10(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.47)           (.62)           1.74
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.52)           1.89
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.15)           (.25)           (.31)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.15)          (1.08)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.04           $9.51          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $1             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.23%            .93%           1.53%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .43%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.08%            .99%           1.10%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return(i)                  (34.95%)         (5.01%)         19.99%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.54          $11.10          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .11(c)          .14
Net gains (losses) (both
 realized and
 unrealized)                       (3.46)           (.63)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.34)           (.52)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.14)           (.21)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.14)          (1.04)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.54          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.38%           1.09%           1.24%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .59%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.71%           1.07%           2.24%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (35.07%)         (5.01%)          6.48%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
110  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.11          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .14(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.45)           (.63)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.33)           (.49)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.24)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.07)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.14%            .85%            .98%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.73%           1.33%           2.49%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.91%)         (4.76%)          6.59%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.56          $11.12          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .16
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.64)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.26)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.09)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.56          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .87%            .59%            .74%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.59%           2.74%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.76%)         (4.51%)          6.69%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  111

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.13          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.65)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.48)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.17)           (.27)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.17)          (1.10)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .62%            .34%            .50%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.41%           1.58%           2.99%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.76%)         (4.63%)          6.79%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.13           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .13(c)          .16
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.62)           1.75
------------------------------------------------------------------------
Total from investment
 operations                        (3.33)           (.49)           1.91
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.26)           (.31)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.09)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $9             $12             $26
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .80%            .46%            .79%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.18%           1.20%           1.53%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.93%)         (4.74%)         20.26%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
112  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2045 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.10           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .12(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)           1.69
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.52)           1.86
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.07)           (.24)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.07)           (.94)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.17           $9.64          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $1             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.41%           1.37%           4.82%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .43%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.11%           1.20%           1.28%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return(i)                  (35.26%)         (4.93%)         19.63%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.08          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .14(c)          .12(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.52)            .67
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.06)           (.20)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.06)           (.90)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.66          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.52%           1.51%           2.74%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .57%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.85%           1.03%           2.19%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.32%)         (4.93%)          6.48%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  113

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.09          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.08)           (.23)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.08)           (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.66          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.27%           1.27%           2.47%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.10%           1.29%           2.44%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.10%)         (4.78%)          6.58%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.10          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .18
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.26)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.02%           1.01%           2.23%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.55%           2.69%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (34.94%)         (4.52%)          6.68%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
114  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.11          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.63)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.47)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.27)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.97)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .77%            .75%           1.99%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.39%           1.55%           2.94%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.01%)         (4.55%)          6.78%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.12           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.61)           1.69
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.49)           1.88
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.09)           (.26)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.09)           (.96)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $8              $9              $6
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .95%            .95%           3.01%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .21%            .23%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.23%           1.18%           1.59%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.12%)         (4.72%)         19.93%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  115

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

RiverSource Retirement Plus 2010 Fund (2010 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2015 Fund (2015 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2020 Fund (2020 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020. At April 30, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2025 Fund (2025 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. At April 30, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2030 Fund (2030 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030. At April 30, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2035 Fund (2035 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2040 Fund (2040 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040. At April 30, 2009, the Investment Manager owned 100% of Class R4 and Class R5 shares.

RiverSource Retirement Plus 2045 Fund (2045 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

-  Class A shares are sold with a front-end sales charge.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
116  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



VALUATION OF INVESTMENTS
Effective May 1, 2008, each Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. There was no impact to each Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Investments in Affiliated Funds.

Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                        UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                       NET INVESTMENT  NET REALIZED     PAID-IN-CAPITAL
FUND                                                       INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
---------------------------------------------------------------------------------------------------------
2010 Fund                                                  $ 5,010       $ (5,010)            $--
2015 Fund                                                   11,128        (11,128)             --
2020 Fund                                                   12,862        (12,862)             --
2025 Fund                                                   15,659        (15,659)             --
2030 Fund                                                   15,142        (15,142)             --
2035 Fund                                                   10,197        (10,197)             --
2040 Fund                                                    6,453         (6,453)             --
2045 Fund                                                    5,452         (5,452)             --




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  117

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The tax character of distributions paid for the years indicated is as follows:

                                                                   YEAR ENDED APRIL 30,
                                                       2009                                  2008
                                         ORDINARY    LONG-TERM   TAX RETURN   ORDINARY     LONG-TERM   TAX RETURN
FUND                                      INCOME   CAPITAL GAIN  OF CAPITAL    INCOME    CAPITAL GAIN  OF CAPITAL
-----------------------------------------------------------------------------------------------------------------
2010 Fund
    Class A                              $ 80,715       $--          $--     $  148,091   $   44,871    $ 40,374
    Class R2                                   75        --           --            308           95          85
    Class R3                                   84        --           --            320           95          85
    Class R4                                   93        --           --            332           95          85
    Class R5                                   93        --           --            332           95          85
    Class Y                               193,768        --           --      1,035,556      300,351     270,243
2015 Fund
    Class A                                28,275        --           --        194,733       95,611      31,914
    Class R2                                   11        --           --            237          126          42
    Class R3                                   21        --           --            249          126          42
    Class R4                                   31        --           --            262          126          42
    Class R5                                   29        --           --            265          126          42
    Class Y                               100,139        --           --      1,224,104      594,500     198,443
2020 Fund
    Class A                                54,011        --           --        156,830       77,344      64,591
    Class R2                                   40        --           --            222          118          99
    Class R3                                   49        --           --            235          118          99
    Class R4                                   60        --           --            248          118          99
    Class R5                                   57        --           --            251          118          99
    Class Y                               300,810        --           --      1,749,012      843,777     704,638
2025 Fund
    Class A                                    --        --           --         95,132       74,970      21,714
    Class R2                                   --        --           --            196          166          48
    Class R3                                   --        --           --            209          166          48
    Class R4                                   --        --           --            221          166          48
    Class R5                                   --        --           --            225          166          48
    Class Y                                    --        --           --      1,444,087    1,098,318     318,109
2030 Fund
    Class A                                 4,663        --           --        102,715       75,394      35,594
    Class R2                                    1        --           --            183          147          70
    Class R3                                   10        --           --            192          147          70
    Class R4                                   21        --           --            209          147          70
    Class R5                                   18        --           --            212          147          70
    Class Y                                72,783        --           --      1,385,606      995,822     470,152
2035 Fund
    Class A                                 1,239        --           --         53,292       51,537       6,332
    Class R2                                   --        --           --            194          202          25
    Class R3                                    7        --           --            206          202          25
    Class R4                                   17        --           --            219          202          25
    Class R5                                   14        --           --            222          202          25
    Class Y                                35,734        --           --        835,295      782,650      96,159
2040 Fund
    Class A                                26,681        --           --         43,995       27,088      25,334
    Class R2                                   63        --           --            209          141         132
    Class R3                                   73        --           --            222          141         132
    Class R4                                   83        --           --            235          141         132
    Class R5                                   80        --           --            238          141         132
    Class Y                               188,618        --           --      1,158,848      701,054     655,673


--------------------------------------------------------------------------------
118  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   YEAR ENDED APRIL 30,
                                                       2009                                  2008
                                         ORDINARY    LONG-TERM   TAX RETURN   ORDINARY     LONG-TERM   TAX RETURN
FUND                                      INCOME   CAPITAL GAIN  OF CAPITAL    INCOME    CAPITAL GAIN  OF CAPITAL
-----------------------------------------------------------------------------------------------------------------
2045 Fund
    Class A                              $ 11,866       $--          $--     $   44,755   $   33,233    $  4,145
    Class R2                                   28        --           --            221          186          15
    Class R3                                   38        --           --            233          186          15
    Class R4                                   48        --           --            246          186          15
    Class R5                                   45        --           --            249          186          15
    Class Y                                88,786        --           --        372,776      275,659      29,736


At April 30, 2009, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                  UNDISTRIBUTED   UNDISTRIBUTED  ACCUMULATED    UNREALIZED
                                                     ORDINARY      ACCUMULATED     REALIZED    APPRECIATION
FUND                                                  INCOME     LONG-TERM GAIN      LOSS     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
2010 Fund                                            $ 57,931          $--       $(2,839,371)  $ (2,560,271)
2015 Fund                                             420,887           --        (3,165,812)    (7,545,166)
2020 Fund                                             239,557           --        (4,016,808)    (9,514,382)
2025 Fund                                             569,313           --        (3,000,254)   (11,733,054)
2030 Fund                                             473,573           --        (1,777,786)   (12,059,931)
2035 Fund                                             332,904           --          (900,438)    (8,116,954)
2040 Fund                                              13,820           --          (622,124)    (5,078,377)
2045 Fund                                              96,323           --          (301,915)    (4,147,421)


RECENT ACCOUNTING PRONOUNCEMENTS
Each Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Funds did not own nor were they a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within each Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  119

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee of $19.50 for Class A for this service. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3, Class R4 and Class Y pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares. The fee is calculated at a rate of 0.15% of each Fund's average daily net assets attributable to Class Y shares.

DISTRIBUTION FEES
Each Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the year ended April 30, 2009 are as follows:

FUND                                                                           CLASS A
--------------------------------------------------------------------------------------
2010 Fund                                                                      $ 7,536
2015 Fund                                                                       17,354
2020 Fund                                                                       26,015
2025 Fund                                                                       21,208
2030 Fund                                                                       19,999
2035 Fund                                                                       14,670
2040 Fund                                                                       17,700
2045 Fund                                                                       16,697




--------------------------------------------------------------------------------
120  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds), were as follows:

FUND                                             CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
---------------------------------------------------------------------------------------------------------
2010 Fund                                          0.36%    0.58%     0.33%     0.08%     0.03%     0.18%
2015 Fund                                          0.36     0.58      0.33      0.08      0.03      0.18
2020 Fund                                          0.39     0.59      0.32      0.07      0.03      0.18
2025 Fund                                          0.39     0.60      0.32      0.07      0.03      0.18
2030 Fund                                          0.39     0.61      0.35      0.07      0.03      0.18
2035 Fund                                          0.39     0.57      0.32      0.07      0.03      0.18
2040 Fund                                          0.39     0.59      0.36      0.07      0.03      0.18
2045 Fund                                          0.39     0.57      0.32      0.07      0.03      0.18


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                             CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
---------------------------------------------------------------------------------------------------------
2010 Fund                                         $   --     $1        $1        $1        $1      $1,693
2015 Fund                                             --      1         1         1         1       3,311
2020 Fund                                            858      1         1         1         1       4,112
2025 Fund                                          2,159      1         1         1         1       4,597
2030 Fund                                            352      1         1         1         1       4,262
2035 Fund                                          1,527      1         1         1         1       2,938
2040 Fund                                          2,866      1         1         1         1       1,764
2045 Fund                                          3,043      1         1         1         1       1,468


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

FUND                                                         CLASS R2  CLASS R3  CLASS R4  CLASS Y
--------------------------------------------------------------------------------------------------
2010 Fund                                                       $7        $7        $7       $ 94
2015 Fund                                                        7         7         7        106
2020 Fund                                                        7         7         7         90
2025 Fund                                                        7         7         7        100
2030 Fund                                                        7         7         7        110
2035 Fund                                                        7         7         7        199
2040 Fund                                                        7         7         7        238
2045 Fund                                                        7         7         7        150


The waived/reimbursed fees and expenses for the administration services fees and other Fund level expenses waived were as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
2010 Fund                                                                      $64,015
2015 Fund                                                                       65,222
2020 Fund                                                                       66,319
2025 Fund                                                                       65,649
2030 Fund                                                                       70,846
2035 Fund                                                                       61,621
2040 Fund                                                                       62,234
2045 Fund                                                                       65,114


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds), will not exceed the following percentage of each class average daily net assets:

CLASS                                                                         PERCENTAGE
----------------------------------------------------------------------------------------
Class A                                                                          0.39%
Class R2                                                                         0.78
Class R3                                                                         0.53
Class R4                                                                         0.28
Class R5                                                                         0.03
Class Y                                                                          0.18




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  121

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


EARNINGS CREDITS AND CUSTODIAN FEES
During the year ended April 30, 2009, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                                           AMOUNT
-------------------------------------------------------------------------------------
2015 Fund                                                                        $1


Effective Dec. 15, 2008, each Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, each Fund had a custodian agreement with Ameriprise Trust Company, a subsidiary of Ameriprise Financial. For the period from May 1, 2008 through Dec. 15, 2008, the Funds did not pay any custodian fees directly to Ameriprise Trust Company.

3. SECURITIES TRANSACTIONS

For the year ended April 30, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                 PURCHASES     PROCEEDS
--------------------------------------------------------------------------------------------
2010 Fund                                                           $ 6,716,943  $10,565,346
2015 Fund                                                            11,993,625   14,228,953
2020 Fund                                                            12,917,398   14,307,745
2025 Fund                                                            12,208,513   13,508,430
2030 Fund                                                            14,919,407   12,017,436
2035 Fund                                                             9,005,396    7,916,299
2040 Fund                                                             6,667,303    5,235,282
2045 Fund                                                             7,207,040    4,451,445


Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:


2010 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            188,228       9,846       (152,181)          45,893
Class Y                                            232,370      26,297       (890,369)        (631,702)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            429,460      23,732       (104,184)         349,008
Class Y                                            609,357     160,803     (1,021,141)        (250,981)
----------------------------------------------------------------------------------------------------------


2015 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            321,606       3,937       (256,425)          69,118
Class Y                                            446,332      14,748       (957,012)        (495,932)
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
122  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            514,341      32,039        (43,975)         502,405
Class Y                                            414,609     199,558       (410,832)         203,335
----------------------------------------------------------------------------------------------------------


2020 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            332,395       8,337        (94,341)         246,391
Class R2                                               952          --             --              952
Class Y                                            572,368      47,149     (1,246,511)        (626,994)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            198,449      29,713        (48,544)         179,618
Class Y                                            608,500     329,166     (1,298,284)        (360,618)
----------------------------------------------------------------------------------------------------------


2025 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            128,844          --        (42,690)          86,154
Class R2                                             2,006          --             --            2,006
Class Y                                            608,203          --     (1,024,046)        (415,843)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            152,449      19,180        (43,313)         128,316
Class Y                                            360,208     283,998       (576,963)          67,243
----------------------------------------------------------------------------------------------------------




2030 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            489,686         721        (51,278)         439,129
Class R2                                               654          --             --              654
Class R3                                             1,918          --         (1,918)              --
Class Y                                            601,193      11,426       (734,140)        (121,521)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            209,232      21,128        (27,581)         202,779
Class Y                                            659,968     281,456     (1,080,409)        (138,985)
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  123

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2035 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             76,874         194        (27,553)          49,515
Class Y                                            593,509       5,663       (561,414)          37,758
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            100,344      11,150        (30,130)          81,364
Class Y                                            452,487     170,286       (405,744)         217,029
----------------------------------------------------------------------------------------------------------


2040 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             77,264       4,279        (26,288)          55,255
Class R2                                               909          --             --              909
Class R3                                             2,711          --             --            2,711
Class Y                                            510,824      30,770       (375,542)         166,052
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            110,516       9,744         (5,708)         114,552
Class Y                                            588,433     252,777     (1,950,468)      (1,109,258)
----------------------------------------------------------------------------------------------------------


2045 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             84,426       1,848        (24,988)          61,286
Class Y                                            653,654      14,183       (338,548)         329,289
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             91,524       8,080         (9,858)          89,746
Class Y                                            565,492      66,062       (255,153)         376,401
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
124  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



5. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at April 30, 2009 that will expire in 2017 were as follows:

FUND                                                                          CARRY-OVER
----------------------------------------------------------------------------------------
2010 Fund                                                                      $428,181
2015 Fund                                                                       704,342
2020 Fund                                                                       502,050
2025 Fund                                                                       662,473
2030 Fund                                                                       623,604
2035 Fund                                                                       312,553
2040 Fund                                                                       370,260
2045 Fund                                                                        84,212


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, each Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and their fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2009, post-October losses that are treated for income tax purposes as occurring on May 1, 2009 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
2010 Fund                                                                     $2,411,190
2015 Fund                                                                      2,461,470
2020 Fund                                                                      3,514,758
2025 Fund                                                                      2,337,781
2030 Fund                                                                      1,154,182
2035 Fund                                                                        587,885
2040 Fund                                                                        251,864
2045 Fund                                                                        217,703


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  125

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
126  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF RIVERSOURCE RETIREMENT PLUS 2010 FUND, RIVERSOURCE RETIREMENT PLUS 2015 FUND, RIVERSOURCE RETIREMENT PLUS 2020 FUND, RIVERSOURCE RETIREMENT PLUS 2025 FUND, RIVERSOURCE RETIREMENT PLUS 2030 FUND, RIVERSOURCE RETIREMENT PLUS 2035 FUND, RIVERSOURCE RETIREMENT PLUS 2040 FUND AND RIVERSOURCE RETIREMENT PLUS 2045 FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund (the Funds) (eight of the portfolios constituting the RiverSource Series Trust) as of April 30, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period from May 18, 2006 (when shares became publicly available) to April 30, 2007, were audited by other auditors whose report dated June 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2009, and the results of their operations for the year then ended and changes in their net assets and the financial highlights for each of two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 18, 2009


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  127

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant's Registration Statement is incorporated by reference.

(a)(2) Amendment No. 1 to the Agreement and Declaration of Trust filed electronically on or about Oct. 2, 2007 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.

(a)(3) Amendment No. 2 to the Agreement and Declaration of Trust, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.

(b) By-laws filed electronically on or about April 21, 2006 as Exhibit (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 are incorporated by reference.

(c)    Stock Certificate: Not applicable.

(d) Form of Investment Management Services Agreement, dated May 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Investments, LLC filed electronically on or about Jan. 27, 2009 as Exhibit (d) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective Nov. 7, 2008, amended and restated April 9, 2009, between Registrant and RiverSource Fund Distributors, Inc. is filed electronically herewith as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-131683.

(e)(3) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(4) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated June 15, 2009, between Registrant and Ameriprise Financial, Inc. is filed electronically herewith as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-131683.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated June 15, 2009, between Registrant and RiverSource Service Corporation is filed electronically herewith as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-131683.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 15, 2009, between Registrant and RiverSource Service Corporation is filed electronically herewith as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-131683.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 9, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., RiverSource Fund Distributors, Inc. and the Registrant is filed electronically herewith as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-131683.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)    Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP) is filed electronically herewith.

(k)    Omitted Financial Statements: Not Applicable.

(l)    Initial Capital Agreement: Not Applicable.

(m)(1) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(1) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(m)(2) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated April 9, 2009, between Registrant and RiverSource Fund Distributors, Inc. is filed electronically herewith as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-131683.

(n) Rule 18f - 3(d) Plan, amended and restated as of June 15, 2009, is filed electronically herewith as Exhibit (n) to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-131683.

(o)    Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series

       Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title       Other Companies                  Address*                Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
Neysa M. Alecu,      American Enterprise Investment   70400 AXP Financial     Anti-Money Laundering Officer and
Anti-Money           Services Inc.                    Center, Minneapolis,    Identity Theft Prevention Officer
Laundering Officer                                    MN 55474

                     Ameriprise Auto & Home           3500 Packerland Drive   Anti-Money Laundering Officer and
                     Insurance Agency, Inc.           De Pere, WI 54115       Identity Theft Prevention Officer

                     Ameriprise Bank, FSB             7 World Trade Center    Bank Secrecy Act/Anti-Money Laundering
                                                      250 Greenwich           Officer
                                                      Street, Suite 3900
                                                      New York, NY 10007

                     Ameriprise Financial, Inc.       200 Ameriprise          Anti-Money Laundering Officer and
                                                      Financial Center,       Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise         Anti-Money Laundering Officer and
                     Inc.                             Financial Center,       Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Trust Company         200 Ameriprise          Anti-Money Laundering Officer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     IDS Capital Holdings Inc.                                Anti-Money Laundering Officer

                     IDS Management Corporation                               Anti-Money Laundering Officer

                     Kenwood Capital Management LLC   333 S. 7th Street,      Anti-Money Laundering Officer
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource Distributors, Inc.   50611 Ameriprise        Anti-Money Laundering Officer and
                                                      Financial Center,       Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Life Insurance       829 Ameriprise          Anti-Money Laundering Officer and
                     Company                          Financial Center,       Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Life Insurance       20 Madison Ave. Ext.    Identity Theft Prevention Officer
                     Company of New York              Albany, NY 12005

                     RiverSource Service              734 Ameriprise          Anti-Money Laundering Officer and
                     Corporation                      Financial Center,       Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

Name and Title       Other Companies                  Address*                Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
Patrick Thomas       Ameriprise Trust Company         200 Ameriprise          Director, Senior Vice President
Bannigan,                                             Financial Center,
Director and                                          Minneapolis, MN 55474
Senior Vice
President - Asset
Management,
Products and
Marketing

                     J. & W. Seligman & Co.           100 Park Avenue         Director, Senior Vice President - Asset
                     Incorporated                     New York, NY 10017      Management, Products & Marketing Group

                     RiverSource Distributors, Inc.   50611 Ameriprise        Director and Vice President
                                                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Fund Distributors,                           Director and Vice President
                     Inc.

                     RiverSource Service              734 Ameriprise          Director
                     Corporation                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Services, Inc.                               Director and Vice President



Name and Title       Other Companies                  Address*                Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
Walter S. Berman,    Advisory Capital Strategies                              Treasurer
Treasurer            Group Inc.

                     American Enterprise Investment   70400 AXP Financial     Treasurer
                     Services Inc.                    Center, Minneapolis,
                                                      MN 55474

                     Ameriprise Auto & Home           3500 Packerland Drive   Treasurer
                     Insurance Agency Inc.            De Pere, WI 54115

                     Ameriprise Bank, FSB             9393 Ameriprise         Treasurer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Captive Insurance                             Director and Treasurer
                     Company

                     Ameriprise Financial, Inc.       200 Ameriprise          Director, Executive Vice President,
                                                      Financial Center,       Chief Financial Officer and Treasurer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise         Director and Treasurer
                     Inc.                             Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Holdings, Inc.                                Chief Financial Officer

                     Ameriprise Insurance Company     3500 Packerland Drive   Treasurer
                                                      De Pere, WI 54115

                     IDS Capital Holdings Inc.                                Treasurer

                     IDS Management Corporation                               Treasurer

                     IDS Property Casualty            3500 Packerland Drive   Treasurer
                     Insurance Company                De Pere, WI 54115

                     Investors Syndicate                                      Vice President and Treasurer
                     Development Corporation

                     J. & W. Seligman & Co.           100 Park Avenue         Treasurer
                     Incorporated                     New York, NY 10017

                     RiverSource CDO Seed                                     Treasurer
                     Investments, LLC

                     RiverSource Distributors, Inc.   50611 Ameriprise        Treasurer
                                                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Fund Distributors,                           Treasurer
                     Inc.

                     RiverSource Fund Distributors    60 St. Mary Axe,        Treasurer
                     Ltd                              London EC3A 8JQ

                     RiverSource Life Insurance       20 Madison Ave.         Vice President and Treasurer
                     Company of New York              Extension, Albany,
                                                      NY 12005

                     RiverSource Life Insurance       829 Ameriprise          Vice President and Treasurer
                     Company                          Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Service              734 Ameriprise          Treasurer
                     Corporation                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Services, Inc.                               Treasurer

                     RiverSource Tax Advantaged                               Treasurer
                     Investments, Inc.

                     Securities America Advisors      12325 Port Grace        Director
                     Inc.                             Blvd., Lavista,
                                                      NE68128-8204

                     Securities America Financial     7100 W. Center Rd.,     Director
                     Corporation                      Ste. 500, Omaha, NE
                                                      68106-2716

                     Securities America, Inc.         12325 Port Grace        Director
                                                      Blvd., Lavista,
                                                      NE68128

                     Threadneedle Asset Management    60 St. Mary Axe,        Director
                     Holdings Ltd.                    London EC3A 8JQ

                     Threadneedle Asset Management    60 St. Mary Axe,        Director
                     Holdings Sarl                    London EC3A 8JQ



Name and Title       Other Companies                  Address*               Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
Peter Arthur         Advisory Capital Strategies                              Director, Vice President and Chief
Gallus,              Group Inc.                                               Operating Officer
Senior Vice
President and
Chief Operating
Officer

                     Ameriprise Financial, Inc.       200 Ameriprise          Vice President - Investment
                                                      Financial Center,       Administration
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise         Vice President - CAO-AEFA Investment
                     Inc.                             Financial Center,       Management
                                                      Minneapolis, MN
                                                      55474

                     Boston Equity General Partner                            Vice President and Chief Operating
                     LLC                                                      Officer

                     IDS Capital Holdings Inc.                                Vice President and Controller

                     J. & W. Seligman & Co.           100 Park Avenue         Senior Vice President and Chief
                     Incorporated                     New York, NY            Operating Officer
                                                      10017

                     Kenwood Capital Management LLC   333 S. 7th Street,      Director
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     Seligman Asia, Inc.              100 Park Avenue         Director
                                                      New York, NY 10017

                     Seligman Focus Partners LLC      100 Park Avenue         Vice President and Chief Operating
                                                      New York, NY 10017      Officer

                     Seligman Health Partners LLC     100 Park Avenue         Vice President and Chief Operating
                                                      New York, NY 10017      Officer

                     Seligman Health Plus Partners    100 Park Avenue         Vice President and Chief Operating
                     LLC                              New York, NY 10017      Officer

                     Seligman Partners LLC            100 Park Avenue         Vice President and Chief Operating
                                                      New York, NY 10017      Officer

Name and Title       Other Companies                  Address*               Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
Christopher Paul     Advisory Capital Strategies                              Vice President
Keating, Director    Group, Inc.
and Head of
Institutional
Sales, Client
Service and
Consultant
Relationships

                     Ameriprise Trust Company         200 Ameriprise          Director and Vice President
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                            Vice President
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue         Head of Institutional Sales, Client
                     Incorporated                     New York, NY 10 017     Service and Consultant Relationships

                     RiverSource Fund Distributors,                           Vice President
                     Inc.

                     RiverSource Services, Inc.                               Vice President

                     Seligman Focus Partners LLC      100 Park Avenue         Vice President
                                                      New York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue         Vice President
                                                      New York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue         Vice President
                     LLC                              New York, NY 10017

                     Seligman Partners LLC            100 Park Avenue         Vice President
                                                      New York, NY 10017



Name and Title          Other Companies                  Address*                            Title within other companies
------------------      ------------------------------   ---------------------               ---------------------------------------
Michelle Marie          Ameriprise Bank, FSB             9393 Ameriprise                     Director
Keeley, Director                                         Financial Center,
and Executive Vice                                       Minneapolis, MN 55474
President - Equity
and Fixed Income

                        Ameriprise Certificate Company   70100 Ameriprise                    Vice President - Investments
                                                         Financial Center,
                                                         Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise                      Executive Vice President - Equity and
                                                         Financial Center,                   Fixed Income
                                                         Minneapolis, MN
                                                         55474

                        Ameriprise Financial Services,   5221 Ameriprise                     Executive Vice President - Equity and
                        Inc.                             Financial Center,                   Fixed Income
                                                         Minneapolis, MN
                                                         55474

                        IDS Property Casualty            3500 Packerland Drive               Vice President - Investments
                        Insurance Company                De Pere, WI 54115

                        J. & W. Seligman & Co.           100 Park Avenue, New                Executive Vice President - Equity and
                        Incorporated                     York, NY 10017                      Fixed Income

                        Kenwood Capital Management LLC   333 S. 7th Street,                  Director
                                                         Suite 2330,
                                                         Minneapolis, MN 55402

                        RiverSource CDO Seed                                                 Chairperson and President
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise                      Director, Vice President - Investments
                        Company                          Financial Center,
                                                         Minneapolis, MN
                                                         55474

                        RiverSource Life Insurance       20 Madison Ave.                     Vice President - Investments
                        Company of New York              Extension, Albany,
                                                         NY 12005

Name and Title          Other Companies                  Address*                            Title within other companies
------------------      ------------------------------   ---------------------               ---------------------------------------
Eleanor T.M. Hoagland,  Ameriprise Certificate Company   70100 Ameriprise Financial Center,  Chief Compliance Officer
Chief Compliance                                         Minneapolis, MN 55474
Officer, Money
Laundering Prevention
Officer and Identity
Theft Prevention
Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,    Chief Resolution Officer
                                                         Minneapolis, MN 55474

                        J. & W. Seligman & Co.           100 Park Avenue,                    Money Laundering Prevention Officer
                        Incorporated                     New York, NY 10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                       Money Laundering Prevention Officer
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,    Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                           Money Laundering Prevention Officer

                        Seligman Data Corp.              100 Park Avenue,                    Chief Compliance Officer
                                                         New York, NY 10017

Name and Title          Other Companies                  Address*                            Title within other companies
------------------      ------------------------------   ---------------------               ---------------------------------------
Brian Joseph            Advisory Capital Strategies                                          Vice President and Chief Financial
McGrane,                Group Inc.                                                           Officer
Director, Vice
President and
Chief Financial
Officer

                        Advisory Select LLC              Dissolved                           Vice President and Chief Financial
                                                                                             Officer (resigned 5/1/07)

                        Ameriprise Certificate Company   70100 Ameriprise                    Vice President and Chief Financial
                                                         Financial Center,                   Officer (resigned 8/24/07)
                                                         Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise                      Senior Vice President and Lead
                                                         Financial Center,                   Financial Officer
                                                         Minneapolis, MN
                                                         55474

                        Ameriprise Financial Services,   5221 Ameriprise                     Vice President and Lead Financial
                        Inc.                             Financial Center,                   Officer - Finance
                                                         Minneapolis, MN
                                                         55474



                     Ameriprise Holdings, Inc.                                Director

                     Ameriprise Trust Company         200 Ameriprise          Director, Vice President and Chief
                                                      Financial Center,       Financial Officer
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                            Vice President and Chief Financial
                     LLC                                                      Officer

                     J. & W. Seligman & Co.           100 Park Avenue, New    Director, Vice President and Chief
                     Incorporated                     York, NY 10017          Financial Officer

                     RiverSource CDO Seed                                     Board Member
                     Investments, LLC

                     RiverSource Life Insurance       829 Ameriprise          Director, Executive Vice President and
                     Company                          Financial Center,       Chief Financial Officer
                                                      Minneapolis, MN
                                                      55474

                     Seligman Focus Partners LLC      100 Park Avenue, New    Vice President and Chief Financial
                                                      York, NY 10017          Officer

                     Seligman Health Partners LLC     100 Park Avenue, New    Vice President and Chief Financial
                                                      York, NY 10017          Officer

                     Seligman Health Plus Partners    100 Park Avenue, New    Vice President and Chief Financial
                     LLC                              York, NY 10017          Officer

                     Seligman Partners LLC            100 Park Avenue, New    Vice President and Chief Financial
                                                      York, NY 10017          Officer

Name and Title       Other Companies                  Address*                Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
Thomas R. Moore,     Advisory Capital Strategies                              Secretary
Secretary            Group Inc.

                     American Enterprise Investment   70400 AXP Financial     Secretary
                     Services Inc.                    Center, Minneapolis,
                                                      MN 55474

                     Ameriprise Bank, FSB             9393 Ameriprise         Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Financial, Inc.       200 Ameriprise          Vice President, Chief Governance
                                                      Financial Center,       Officer and Corporate Secretary
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise         Secretary
                     Inc.                             Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Holdings, Inc.                                Secretary

                     Ameriprise Insurance Company     3500 Packerland Drive   Secretary
                                                      De Pere, WI 54115

                     Ameriprise Trust Company         200 Ameriprise          Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                            Secretary
                     LLC

                     IDS Capital Holdings Inc.                                Secretary

                     IDS Futures Corporation          570 Ameriprise          Secretary
                                                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     IDS Management Corporation                               Secretary

                     IDS Property Casualty            3500 Packerland Drive   Secretary
                     Insurance Company                De Pere, WI 54115

                     Investors Syndicate                                      Secretary
                     Development Corporation

                     J. & W. Seligman & Co.           100 Park Avenue, New    Secretary
                     Incorporated                     York, NY 10017

                     RiverSource CDO Seed                                     Secretary
                     Investments, LLC

                     RiverSource Fund Distributors,                           Secretary
                     Inc.

                     RiverSource Distributors, Inc.   50611 Ameriprise        Secretary
                                                      Financial Center,
                                                      Minneapolis, MN
                                                      55474



                     RiverSource Life Insurance       20 Madison Ave.         Secretary
                     Company of New York              Extension, Albany,
                                                      NY 12005

                     RiverSource Life Insurance       829 Ameriprise          Secretary
                     Company                          Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Service              734 Ameriprise          Secretary
                     Corporation                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Services, Inc.                               Secretary

                     RiverSource Tax Advantaged                               Secretary
                     Investments, Inc.

                     Seligman Focus Partners LLC      100 Park Avenue, New    Secretary
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New    Secretary
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New    Secretary
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New    Secretary
                                                      York, NY 10017

Name and Title       Other Companies                  Address*                Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
Scott Roane          Advisory Capital Strategies                              Chief Legal Officer
Plummer,             Group Inc.
Chief Legal
Officer and
Assistant
Secretary

                     Ameriprise Certificate Company   70100 Ameriprise        Vice President, General Counsel and
                                                      Financial Center,       Secretary
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial, Inc.       200 Ameriprise          Vice President - Asset Management
                                                      Financial Center,       Compliance
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise         Vice President and Chief Counsel -
                     Inc.                             Financial Center,       Asset Management
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Trust Company                                 Chief Legal Officer

                     Boston Equity General Partner                            Chief Legal Officer
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue, New    Chief Legal Officer
                     Incorporated                     York, NY 10017

                     RiverSource Distributors, Inc.   50611 Ameriprise        Chief Counsel
                                                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Service Corporation  734 Ameriprise          Vice President and Chief Legal Officer
                                                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Fund Distributors,                           Chief Counsel
                     Inc.

                     RiverSource Services, Inc.                               Chief Counsel

                     Seligman Focus Partners LLC      100 Park Avenue, New    Chief Counsel
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New    Chief Counsel
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New    Chief Counsel
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New    Chief Counsel
                                                      York, NY 10017



Name and Title       Other Companies                  Address*               Title within other companies
------------------   ------------------------------   ---------------------   ---------------------------------------
William Frederick    Advisory Capital Strategies                              Director and President
'Ted' Truscott       Group Inc.
Chairman, Chief
Investment Officer
and President

                     Ameriprise Certificate Company   70100 Ameriprise        Director, President and Chief Executive
                                                      Financial Center,       Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial, Inc.       200 Ameriprise          President - U.S. Asset Management,
                                                      Financial Center,       Annuities and Chief Investment Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise         Senior Vice President and Chief
                     Inc.                             Financial Center,       Investment Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Trust Company         200 Ameriprise          Director
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                            President
                     LLC

                     IDS Capital Holdings Inc.                                Director and President

                     J. & W. Seligman & Co.           100 Park Avenue, New    Chairman and President
                     Incorporated                     York, NY 10017

                     Kenwood Capital Management LLC   333 S. 7th Street,      Board Member
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource Distributors, Inc.   50611 Ameriprise        Chairman and Chief Executive Officer
                                                      Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Fund Distributors,                           Chairman and Chief Executive Officer
                     Inc.

                     RiverSource Life Insurance       829 Ameriprise          Director
                     Company                          Financial Center,
                                                      Minneapolis, MN
                                                      55474

                     RiverSource Services, Inc.                               Chairman and Chief Executive Officer

                     Seligman Focus Partners LLC      100 Park Avenue, New    President
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New    President
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New    President
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New    President
                                                      York, NY 10017

                     Threadneedle Asset Management    60 St. Mary Axe,        Director
                     Holdings Ltd.                    London EC3A 8JQ

                     Threadneedle Asset Management    60 St. Mary Axe,        Director
                     Holdings Sarl                    London EC3A 8JQ

* Unless otherwise noted, address is 50606 Ameriprise Financial Center, Minneapolis, MN 55474



Item 27. Principal Underwriter

(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and
Principal Business Address   Positions and Offices with Underwriter             Positions and Offices with Fund
--------------------------   -------------------------------------------------  -----------------------------------
William Frederick 'Ted'      Chairman and Chief Executive Officer               Board Member and Vice President
Truscott*
Jeffrey Lee McGregor, Sr.*   Senior Vice President -- Strategic Transformation  None
Gumer C. Alvero*             Director and Vice President                        None
Patrick Thomas Bannigan*     Director and Vice President                        President
Timothy V. Bechtold*         Director and Vice President                        None
Paul J. Dolan*               Chief Operating Officer and Chief                  None
                             Administrative Officer
Jeffrey P. Fox*              Chief Financial Officer                            Treasurer
Thomas R. Moore*             Secretary                                          None
Scott Roane Plummer*         Chief Counsel                                      Vice President, General Counsel and
                                                                                Secretary
Julie A. Ruether*            Chief Compliance Officer                           None

As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.



Name and
Principal Business Address          Positions and Offices with Underwriter   Positions and Offices with Fund
---------------------------------   --------------------------------------   -----------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Patrick Thomas Bannigan*            Director and Vice President              President
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Emily Calcagno**                    Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel and
                                                                             Secretary
James F. Angelos*                   Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None
Eleanor T. M. Hoagland**            Anti-Money Laundering Officer            None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

**   Business address is: 100 Park Avenue, New York, NY 10017.

(c) Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable

Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 25th day of June, 2009.

RIVERSOURCE SERIES TRUST


By /s/ Patrick T. Bannigan
   -----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   -----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of June, 2009.

Signature                             Capacity
---------                             --------


/s/ Stephen R. Lewis, Jr.*            Chair of the Board
-----------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                Trustee
-----------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                  Trustee
-----------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                Trustee
-----------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                Trustee
-----------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                    Trustee
-----------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                  Trustee
-----------------------------------
Jeffrey Laikind


/s/ John F. Maher*                    Trustee
-----------------------------------
John F. Maher


/s/ Catherine James Paglia*           Trustee
-----------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                  Trustee
-----------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*             Trustee
-----------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*              Trustee
-----------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-131683, by:


/s/ Scott R. Plummer
-----------------------------------
Scott R. Plummer

    Contents of this Post-Effective Amendment No. 9 to Registration Statement
                                 No. 333-131683

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectuses for:

     RiverSource 120/20 Contrarian Equity Fund.
     RiverSource Recovery and Infrastructure Fund.
     RiverSource Retirement Plus 2010 Fund.
     RiverSource Retirement Plus 2015 Fund.
     RiverSource Retirement Plus 2020 Fund.
     RiverSource Retirement Plus 2025 Fund.
     RiverSource Retirement Plus 2030 Fund.
     RiverSource Retirement Plus 2035 Fund.
     RiverSource Retirement Plus 2040 Fund.
     RiverSource Retirement Plus 2045 Fund.

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(e)(2) Distribution Agreement, effective Nov. 7, 2008, amended and restated April 9, 2009, between Registrant and RiverSource Fund Distributors, Inc.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated June 15, 2009, between Registrant and Ameriprise Financial, Inc.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated June 15, 2009, between Registrant and RiverSource Service Corporation.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 15, 2009, between Registrant and RiverSource Service Corporation.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 9, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., RiverSource Fund Distributors, Inc. and the Registrant.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)    Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP).

(m)(2) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated April 9, 2009, between Registrant and RiverSource Fund Distributors, Inc.

(n)    Rule 18f - 3(d) Plan, amended and restated as of June 15, 2009.